UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Diversified International
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 1,053.40	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.62
Class T	1.58%
Actual		$ 1,000.00	$ 1,052.40	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.92
Class B	2.08%
Actual		$ 1,000.00	$ 1,049.80	$ 10.60
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.42
Class C	2.06%
Actual		$ 1,000.00	$ 1,049.80	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.62	$ 10.32
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,054.70	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	3.1	4.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.6	1.9
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.1	2.1
Sanofi SA (France, Pharmaceuticals)	1.9	1.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.8	1.7
	11.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.1	16.4
Financials	15.1	15.7
Consumer Staples	12.7	10.6
Health Care	10.6	8.4
Information Technology	10.6	9.8
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.9	18.2
Japan	15.7	14.5
Germany	8.1	8.4
France	7.3	7.0
United States of America	4.5	5.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 95.6%	Stocks 97.7%
Other Investments 0.0%*	Other Investments 0.0%*
Short-Term Investments and Net Other Assets (Liabilities) 4.4%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

* Amount represents less than 0.1%.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
Australia - 3.9%
Australia & New Zealand Banking Group Ltd.	398,674	$ 9,931
BHP Billiton Ltd. sponsored ADR (d)	590,236	43,855
Iluka Resources Ltd.	236,843	4,195
Newcrest Mining Ltd.	562,428	15,411
Origin Energy Ltd.	328,926	4,544
Spark Infrastructure Group unit	1,390,264	2,100
WorleyParsons Ltd.	83,479	2,457
TOTAL AUSTRALIA		82,493
Bailiwick of Guernsey - 1.0%
Amdocs Ltd. (a)	135,100	4,323
Resolution Ltd.	4,422,382	16,064
TOTAL BAILIWICK OF GUERNSEY		20,387
Bailiwick of Jersey - 1.5%
Experian PLC	836,500	13,204
Randgold Resources Ltd. sponsored ADR	42,200	3,762
Shire PLC	92,900	3,028
WPP PLC	833,870	11,293
TOTAL BAILIWICK OF JERSEY		31,287
Belgium - 1.7%
Anheuser-Busch InBev SA NV (d)	506,331	36,497
Bermuda - 1.0%
Assured Guaranty Ltd.	290,700	4,122
Clear Media Ltd.	11,132,000	6,787
Li & Fung Ltd.	4,432,000	9,482
TOTAL BERMUDA		20,391
Brazil - 1.7%
Anhanguera Educacional Participacoes SA	262,200	3,486
Banco Bradesco SA (PN) sponsored ADR	66,800	1,071
BR Malls Participacoes SA	189,300	2,352
Drogasil SA	327,124	3,525
Estacio Participacoes SA	210,300	2,626
Itau Unibanco Banco Multiplo SA sponsored ADR	257,748	4,044
Kroton Educacional SA unit (a)	128,700	1,877
Qualicorp SA	447,000	3,893
Souza Cruz Industria e Comercio	330,700	5,151
T4F Entretenimento SA	212,800	1,945
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Telefonica Brasil SA sponsored ADR	149,935	$ 4,269
Tractebel Energia SA	181,600	3,130
TOTAL BRAZIL		37,369
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	177,300	3,168
Mail.ru Group Ltd. GDR (Reg. S) (a)	105,400	4,559
TOTAL BRITISH VIRGIN ISLANDS		7,727
Canada - 3.8%
ARC Resources Ltd.	44,400	914
Bonavista Energy Corp. (d)	61,000	1,101
Canadian Natural Resources Ltd.	261,400	9,083
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,900	6,109
Goldcorp, Inc.	172,400	6,603
Ivanhoe Mines Ltd. (a)	356,460	4,161
Niko Resources Ltd.	146,300	6,165
Open Text Corp. (a)	92,500	5,186
Painted Pony Petroleum Ltd. (a)(e)	170,900	1,379
Painted Pony Petroleum Ltd. Class A (a)	847,700	6,840
Penn West Petroleum Ltd. (d)	100,800	1,728
Petrobank Energy & Resources Ltd. (a)	267,200	3,830
Petrominerales Ltd. (d)	250,614	3,666
Potash Corp. of Saskatchewan, Inc.	244,900	10,413
Suncor Energy, Inc.	249,100	8,229
Tourmaline Oil Corp. (a)	150,000	3,616
Uranium One, Inc. (a)(d)	1,000,800	2,908
TOTAL CANADA		81,931
Cayman Islands - 1.5%
Baidu.com, Inc. sponsored ADR (a)	87,300	11,585
Biostime International Holdings Ltd.	29,000	84
Golden Eagle Retail Group Ltd. (H Shares)	478,000	1,254
Haitian International Holdings Ltd.	3,153,000	3,629
Hengan International Group Co. Ltd.	861,500	9,122
HiSoft Technology International Ltd. ADR (a)(d)	178,100	2,533
NVC Lighting Holdings Ltd.	4,004,000	1,455
Sands China Ltd.	755,600	2,970
TOTAL CAYMAN ISLANDS		32,632
China - 0.1%
Weichai Power Co. Ltd. (H Shares)	395,000	1,861
Common Stocks - continued
	Shares	Value (000s)
Curacao - 0.5%
Schlumberger Ltd.	158,000	$ 11,714
Denmark - 3.2%
Danske Bank A/S (a)	137,133	2,227
Novo Nordisk A/S Series B	381,208	56,204
William Demant Holding A/S (a)	108,835	10,274
TOTAL DENMARK		68,705
Finland - 0.1%
Nokian Tyres PLC	46,300	2,196
France - 7.3%
Arkema SA	52,600	4,659
Atos Origin SA	35,000	2,254
AXA SA	557,200	7,893
BNP Paribas SA	307,100	12,338
Bureau Veritas SA	74,100	6,603
Danone SA	120,700	8,492
Edenred SA	111,510	3,562
Essilor International SA	144,839	12,758
JC Decaux SA	128,200	3,638
LVMH Moet Hennessy - Louis Vuitton SA (d)	115,974	19,214
PPR SA (d)	159,400	26,662
Publicis Groupe SA	123,600	6,375
Sanofi SA	548,930	41,931
TOTAL FRANCE		156,379
Germany - 6.8%
adidas AG	139,100	11,601
Allianz AG	93,617	10,432
BASF AG (d)	256,914	21,151
Bayer AG (d)	280,552	19,762
Deutsche Boerse AG	80,700	5,067
Deutsche Post AG	288,869	5,392
ElringKlinger AG	81,300	2,354
Fresenius Medical Care AG & Co. KGaA	138,900	9,864
Fresenius SE	130,800	13,056
Kabel Deutschland Holding AG	33,300	2,098
Linde AG	111,047	19,008
SAP AG	317,830	21,078
Siemens AG	57,235	5,313
TOTAL GERMANY		146,176
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.2%
AIA Group Ltd.	3,326,800	$ 11,834
China Mobile Ltd. sponsored ADR	116,500	6,447
Galaxy Entertainment Group Ltd. (a)	815,000	2,547
Henderson Land Development Co. Ltd.	998,325	5,687
TOTAL HONG KONG		26,515
India - 1.8%
Axis Bank Ltd.	154,359	3,244
Bajaj Auto Ltd.	77,063	2,377
Cummins India Ltd.	309,088	2,831
Dr. Reddy's Laboratories Ltd.	15,851	531
HDFC Bank Ltd.	1,169,785	12,053
Housing Development Finance Corp. Ltd.	602,905	7,711
ITC Ltd.	682,786	3,183
Lupin Ltd.	94,586	992
Mahindra & Mahindra Financial Services Ltd.	231,785	3,047
Shriram Transport Finance Co. Ltd.	201,979	2,196
TOTAL INDIA		38,165
Ireland - 0.4%
Accenture PLC Class A	102,100	6,631
Elan Corp. PLC sponsored ADR (a)	164,100	2,263
TOTAL IRELAND		8,894
Isle of Man - 0.0%
3Legs Resources PLC	645,100	597
Italy - 2.1%
ENI SpA	275,600	6,124
Fiat Industrial SpA	1,562,300	17,724
Prada SpA	701,200	4,763
Saipem SpA	324,940	16,053
TOTAL ITALY		44,664
Japan - 15.7%
ABC-Mart, Inc.	111,600	4,064
Aeon Credit Service Co. Ltd.	509,400	8,881
Aozora Bank Ltd.	1,525,000	3,912
Calbee, Inc. (d)	119,900	7,256
Canon, Inc.	45,400	2,058
Cosmos Pharmaceutical Corp.	151,100	8,472
Denso Corp.	133,000	4,301
Dentsu, Inc.	73,900	2,269
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Don Quijote Co. Ltd.	252,800	$ 9,273
Fanuc Corp.	77,200	13,021
Fast Retailing Co. Ltd.	10,800	2,414
Hitachi Ltd.	4,517,000	28,772
Honda Motor Co. Ltd. sponsored ADR	725,306	26,140
Hoya Corp.	238,700	5,475
Itochu Corp.	1,186,600	13,426
Japan Tobacco, Inc.	5,297	29,346
JSR Corp.	464,500	9,168
KDDI Corp.	992	6,494
Keyence Corp.	66,100	15,602
Mitsubishi UFJ Financial Group, Inc.	1,900,000	9,123
Nikon Corp.	110,100	3,263
Nippon Telegraph & Telephone Corp.	94,400	4,271
Nitto Denko Corp.	56,600	2,323
ORIX Corp.	302,240	28,899
Rakuten, Inc.	23,901	26,660
Seven & i Holdings Co., Ltd.	430,000	13,017
Seven Bank Ltd.	1,121,800	2,772
SHIMANO, Inc.	103,800	6,826
SMC Corp.	69,900	11,674
SOFTBANK CORP.	336,800	10,053
Sumitomo Mitsui Financial Group, Inc.	131,900	4,221
Toray Industries, Inc.	423,000	3,252
Unicharm Corp.	79,000	4,420
Yahoo! Japan Corp.	15,024	4,509
TOTAL JAPAN		335,627
Korea (South) - 2.4%
Amorepacific Corp.	4,423	4,246
Hyundai Motor Co.	27,035	6,423
LG Household & Health Care Ltd.	5,491	2,881
Orion Corp.	22,683	18,024
Samsung Electronics Co. Ltd.	16,654	20,484
TOTAL KOREA (SOUTH)		52,058
Luxembourg - 0.3%
Samsonite International SA	3,334,500	6,464
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	295,900	7,886
Wal-Mart de Mexico SA de CV Series V	2,922,900	8,357
TOTAL MEXICO		16,243
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 1.7%
AEGON NV	2,504,000	$ 11,648
ASML Holding NV (Netherlands) (d)	148,900	7,577
Gemalto NV	119,179	8,881
NXP Semiconductors NV (a)	150,200	3,883
Unilever NV (Certificaten Van Aandelen) (Bearer)	140,900	4,827
TOTAL NETHERLANDS		36,816
Norway - 1.4%
DnB NOR ASA (d)	350,799	3,782
Storebrand ASA (A Shares)	600,000	2,697
Telenor ASA	1,221,800	22,462
TOTAL NORWAY		28,941
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	864,317	3,418
South Africa - 0.8%
Foschini Ltd.	165,400	2,739
Life Healthcare Group Holdings Ltd.	641,500	2,217
Naspers Ltd. Class N	74,900	4,511
Shoprite Holdings Ltd.	255,500	4,415
Tiger Brands Ltd.	82,000	3,005
TOTAL SOUTH AFRICA		16,887
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	707,207	4,786
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	707,162	101
Grifols SA ADR (d)	940,690	8,899
Inditex SA (d)	281,513	25,323
Prosegur Compania de Seguridad SA (Reg.)	167,986	9,593
Repsol YPF SA	305,893	5,851
TOTAL SPAIN		54,553
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	125,563	4,314
Svenska Handelsbanken AB (A Shares)	103,200	3,344
Swedbank AB (A Shares)	414,600	6,866
Swedish Match Co. AB	115,400	4,691
TOTAL SWEDEN		19,215
Switzerland - 4.2%
Clariant AG (Reg.)	178,215	2,266
Kuehne & Nagel International AG	51,630	6,275
Nestle SA	531,289	32,549
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	48,529	$ 8,866
SGS SA (Reg.)	1,650	3,187
Syngenta AG (Switzerland)	37,300	13,082
UBS AG	1,130,550	14,120
Zurich Financial Services AG	37,441	9,159
TOTAL SWITZERLAND		89,504
Taiwan - 0.9%
HIWIN Technologies Corp.	223,000	2,119
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,142,600	17,802
TOTAL TAIWAN		19,921
United Kingdom - 17.9%
Aegis Group PLC	1,675,600	4,833
Aggreko PLC	45,000	1,644
Anglo American PLC (United Kingdom)	268,600	10,324
Barclays PLC	4,201,124	14,875
BG Group PLC	862,392	20,303
British American Tobacco PLC sponsored ADR	171,500	17,651
Burberry Group PLC	354,800	8,552
Capita Group PLC	590,000	6,349
Compass Group PLC	213,400	2,231
Diageo PLC	168,843	4,259
Domino Printing Sciences PLC	229,900	2,235
Filtrona PLC	658,900	4,967
GlaxoSmithKline PLC	1,444,700	33,379
Hikma Pharmaceuticals PLC	192,188	1,959
HSBC Holdings PLC sponsored ADR	650,700	29,392
Imperial Tobacco Group PLC	282,905	11,314
Inchcape PLC	1,245,692	7,398
Intertek Group PLC	234,300	9,564
ITV PLC	3,103,700	4,216
Meggitt PLC	748,900	4,965
National Grid PLC	217,000	2,344
Next PLC	323,500	15,379
Ocado Group PLC (a)(d)	531,200	1,119
Pearson PLC	296,500	5,586
Pz Cussons PLC Class L	250,100	1,349
Reckitt Benckiser Group PLC	387,413	22,555
Rolls-Royce Group PLC	1,411,300	18,864
Royal Dutch Shell PLC Class B	1,808,432	66,189
Standard Chartered PLC (United Kingdom)	266,827	6,522
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Taylor Wimpey PLC	2,688,800	$ 2,193
Travis Perkins PLC	126,400	2,154
Vodafone Group PLC sponsored ADR	1,363,300	37,941
TOTAL UNITED KINGDOM		382,605
United States of America - 4.5%
Apple, Inc. (a)	34,700	20,273
Beam, Inc.	55,600	3,157
Citigroup, Inc.	423,280	13,985
Cobalt International Energy, Inc. (a)	41,100	1,100
Cognizant Technology Solutions Corp. Class A (a)	66,700	4,890
Dolby Laboratories, Inc. Class A (a)	55,900	2,193
Facebook, Inc. Class B (f)	131,847	4,057
JPMorgan Chase & Co.	197,202	8,476
MasterCard, Inc. Class A	9,940	4,496
Motorola Solutions, Inc.	47,000	2,398
Newmont Mining Corp.	62,400	2,973
Noble Energy, Inc.	75,600	7,509
Polycom, Inc. (a)	275,000	3,649
PriceSmart, Inc.	4,200	347
SanDisk Corp. (a)	176,100	6,517
Schweitzer-Mauduit International, Inc.	41,345	2,804
Splunk, Inc.	46,700	1,585
ViroPharma, Inc. (a)	107,100	2,329
Yum! Brands, Inc.	31,400	2,284
TOTAL UNITED STATES OF AMERICA		95,022
TOTAL COMMON STOCKS (Cost $1,788,741)		2,013,854
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
ProSiebenSat.1 Media AG	256,500	6,513
Volkswagen AG (d)	111,000	21,027
TOTAL GERMANY		27,540
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	149,597,800	243
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,514)		27,783
Master Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $15)	$ 14	$ 14
Money Market Funds - 13.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	74,884,868	74,885
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	214,876,848	214,877
TOTAL MONEY MARKET FUNDS (Cost $289,762)		289,762
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $2,095,032)		2,331,413
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(197,093)
NET ASSETS - 100%		$ 2,134,320
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,379,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,071,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 3,296
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 15
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	455
Total	$ 480
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 345,028	$ 269,079	$ 75,949	$ -
Consumer Staples	273,647	202,050	71,597	-
Energy	191,900	119,587	72,313	-
Financials	318,401	203,111	115,290	-
Health Care	228,312	83,375	144,937	-
Industrials	167,090	123,656	43,434	-
Information Technology	225,485	143,934	77,494	4,057
Materials	184,377	156,552	27,825	-
Telecommunication Services	99,823	79,005	20,818	-
Utilities	7,574	5,230	2,344	-
Master Notes	14	-	-	14
Money Market Funds	289,762	289,762	-	-
Total Investments in Securities:	$ 2,331,413	$ 1,675,341	$ 652,001	$ 4,071
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,310
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	761
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,071
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 761

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $202,097) - See accompanying schedule: Unaffiliated issuers (cost $1,805,270)	$ 2,041,651
Fidelity Central Funds (cost $289,762)	289,762
Total Investments (cost $2,095,032)		$ 2,331,413
Foreign currency held at value (cost $440)		439
Receivable for investments sold		22,105
Receivable for fund shares sold		2,083
Dividends receivable		10,162
Interest receivable		1
Distributions receivable from Fidelity Central Funds		327
Prepaid expenses		2
Other receivables		237
Total assets		2,366,769

Liabilities
Payable for investments purchased	$ 5,347
Payable for fund shares redeemed	7,216
Accrued management fee	1,257
Distribution and service plan fees payable	606
Other affiliated payables	565
Other payables and accrued expenses	2,581
Collateral on securities loaned, at value	214,877
Total liabilities		232,449

Net Assets		$ 2,134,320
Net Assets consist of:
Paid in capital		$ 4,922,228
Undistributed net investment income		8,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,030,472)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		234,110
Net Assets		$ 2,134,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($819,013 ÷ 53,952 shares)	$ 15.18

Maximum offering price per share (100/94.25 of $15.18)	$ 16.11
Class T: Net Asset Value and redemption price per share ($343,087 ÷ 22,772 shares)	$ 15.07

Maximum offering price per share (100/96.50 of $15.07)	$ 15.62
Class B: Net Asset Value and offering price per share ($74,631 ÷ 5,120 shares)A	$ 14.58

Class C: Net Asset Value and offering price per share ($271,106 ÷ 18,582 shares)A	$ 14.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($626,483 ÷ 40,642 shares)	$ 15.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 26,677
Income from Fidelity Central Funds		480
Income before foreign taxes withheld		27,157
Less foreign taxes withheld		(1,755)
Total income		25,402

Expenses
Management fee	$ 7,801
Transfer agent fees	2,989
Distribution and service plan fees	3,776
Accounting and security lending fees	489
Custodian fees and expenses	153
Independent trustees' compensation	7
Registration fees	98
Audit	45
Legal	5
Miscellaneous	11
Total expenses before reductions	15,374
Expense reductions	(169)	15,205
Net investment income (loss)		10,197
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,766
Foreign currency transactions	(314)
Total net realized gain (loss)		24,452
Change in net unrealized appreciation (depreciation) on: Investment securities	70,174
Assets and liabilities in foreign currencies	103
Total change in net unrealized appreciation (depreciation)		70,277
Net gain (loss)		94,729
Net increase (decrease) in net assets resulting from operations		$ 104,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,197	$ 43,005
Net realized gain (loss)	24,452	251,468
Change in net unrealized appreciation (depreciation)	70,277	(392,112)
Net increase (decrease) in net assets resulting from operations	104,926	(97,639)
Distributions to shareholders from net investment income	(28,136)	(45,397)
Distributions to shareholders from net realized gain	-	(8,026)
Total distributions	(28,136)	(53,423)
Share transactions - net increase (decrease)	(381,064)	(1,225,390)
Redemption fees	20	65
Total increase (decrease) in net assets	(304,254)	(1,376,387)

Net Assets
Beginning of period	2,438,574	3,814,961
End of period (including undistributed net investment income of $8,454 and undistributed net investment income of $26,393, respectively)	$ 2,134,320	$ 2,438,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 15.63	$ 14.25	$ 12.57	$ 26.62	$ 23.42
Income from Investment Operations
Net investment income (loss) E	.07	.22 H	.14	.17	.36	.31
Net realized and unrealized gain (loss)	.69	(1.01)	1.44	1.96	(11.15)	4.69
Total from investment operations	.76	(.79)	1.58	2.13	(10.79)	5.00
Distributions from net investment income	(.19)	(.20)	(.19)	(.45)	(.24)	(.23)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.19)	(.23)	(.20)	(.45)	(3.26)	(1.80)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.18	$ 14.61	$ 15.63	$ 14.25	$ 12.57	$ 26.62
Total Return B, C, D	5.34%	(5.15)%	11.17%	18.16%	(45.95)%	22.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.31%	1.32%	1.34%	1.26%	1.25%
Expenses net of fee waivers, if any	1.32% A	1.31%	1.32%	1.34%	1.26%	1.25%
Expenses net of all reductions	1.31% A	1.29%	1.30%	1.31%	1.22%	1.21%
Net investment income (loss)	1.00% A	1.38% H	.95%	1.43%	1.80%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$ 819	$ 916	$ 1,302	$ 1,662	$ 2,004	$ 5,774
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 15.47	$ 14.11	$ 12.42	$ 26.30	$ 23.17
Income from Investment Operations
Net investment income (loss) E	.05	.18 H	.10	.14	.31	.25
Net realized and unrealized gain (loss)	.70	(.99)	1.43	1.94	(11.01)	4.63
Total from investment operations	.75	(.81)	1.53	2.08	(10.70)	4.88
Distributions from net investment income	(.14)	(.16)	(.16)	(.39)	(.16)	(.18)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.14)	(.20) K	(.17)	(.39)	(3.18)	(1.75)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.07	$ 14.46	$ 15.47	$ 14.11	$ 12.42	$ 26.30
Total Return B, C, D	5.24%	(5.35)%	10.88%	17.84%	(46.04)%	22.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.55%	1.55%	1.58%	1.49%	1.47%
Expenses net of fee waivers, if any	1.58% A	1.55%	1.55%	1.58%	1.49%	1.47%
Expenses net of all reductions	1.56% A	1.53%	1.53%	1.55%	1.44%	1.43%
Net investment income (loss)	.74% A	1.14% H	.71%	1.19%	1.57%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 343	$ 404	$ 621	$ 832	$ 1,110	$ 3,569
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 14.91	$ 13.61	$ 11.95	$ 25.44	$ 22.46
Income from Investment Operations
Net investment income (loss) E	.02	.09 H	.02	.08	.18	.10
Net realized and unrealized gain (loss)	.67	(.96)	1.38	1.88	(10.62)	4.50
Total from investment operations	.69	(.87)	1.40	1.96	(10.44)	4.60
Distributions from net investment income	(.02)	(.10)	(.09)	(.30)	(.03)	(.05)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.02)	(.13)	(.10)	(.30)	(3.05)	(1.62)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.58	$ 13.91	$ 14.91	$ 13.61	$ 11.95	$ 25.44
Total Return B, C, D	4.98%	(5.89)%	10.34%	17.25%	(46.39)%	21.73%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.09%	2.10%	2.08%	2.08%
Expenses net of fee waivers, if any	2.08% A	2.08%	2.09%	2.10%	2.08%	2.08%
Expenses net of all reductions	2.07% A	2.06%	2.07%	2.07%	2.04%	2.04%
Net investment income (loss)	.24% A	.61% H	.18%	.67%	.97%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 94	$ 157	$ 191	$ 221	$ 559
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 14.95	$ 13.65	$ 11.98	$ 25.50	$ 22.53
Income from Investment Operations
Net investment income (loss) E	.02	.10 H	.03	.08	.20	.12
Net realized and unrealized gain (loss)	.67	(.96)	1.38	1.89	(10.64)	4.50
Total from investment operations	.69	(.86)	1.41	1.97	(10.44)	4.62
Distributions from net investment income	(.05)	(.11)	(.10)	(.30)	(.06)	(.08)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.05)	(.14)	(.11)	(.30)	(3.08)	(1.65)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.59	$ 13.95	$ 14.95	$ 13.65	$ 11.98	$ 25.50
Total Return B, C, D	4.98%	(5.83)%	10.32%	17.24%	(46.33)%	21.81%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.05%	2.06%	2.09%	2.01%	2.00%
Expenses net of fee waivers, if any	2.06% A	2.05%	2.06%	2.09%	2.01%	2.00%
Expenses net of all reductions	2.05% A	2.03%	2.04%	2.06%	1.97%	1.96%
Net investment income (loss)	.26% A	.64% H	.21%	.68%	1.04%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 302	$ 419	$ 502	$ 618	$ 1,673
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 15.90	$ 14.48	$ 12.81	$ 27.06	$ 23.78
Income from Investment Operations
Net investment income (loss) D	.10	.28 G	.19	.21	.41	.38
Net realized and unrealized gain (loss)	.69	(1.03)	1.47	1.98	(11.34)	4.76
Total from investment operations	.79	(.75)	1.66	2.19	(10.93)	5.14
Distributions from net investment income	(.25)	(.25)	(.23)	(.52)	(.30)	(.29)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.25)	(.28)	(.24)	(.52)	(3.32)	(1.86)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.41	$ 14.87	$ 15.90	$ 14.48	$ 12.81	$ 27.06
Total Return B, C	5.47%	(4.85)%	11.55%	18.45%	(45.79)%	23.07%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.99%	.99%	1.07%	.99%	.98%
Expenses net of fee waivers, if any	1.00% A	.99%	.99%	1.07%	.99%	.98%
Expenses net of all reductions	.99% A	.97%	.97%	1.04%	.94%	.94%
Net investment income (loss)	1.32% A	1.70% G	1.28%	1.70%	2.07%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 626	$ 723	$ 1,316	$ 1,540	$ 2,235	$ 5,266
Portfolio turnover rate F	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 367,811
Gross unrealized depreciation	(148,588)
Net unrealized appreciation (depreciation) on securities and other investments	$ 219,223

Tax cost	$ 2,112,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,034,664)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $372,637 and $807,783, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,055	$ 19
Class T	.25%	.25%	912	5
Class B	.75%	.25%	418	314
Class C	.75%	.25%	1,391	49
			$ 3,776	$ 387

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65
Class T	19
Class B*	67
Class C*	5
$ 156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,231.29
Class T	542.30
Class B	127.30
Class C	390.28
Institutional Class	699.22
	$ 2,989

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $455. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $169 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 11,830	$ 15,976
Class T	3,677	6,296
Class B	137	993
Class C	1,044	2,886
Institutional Class	11,448	19,246
Total	$ 28,136	$ 45,397

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ -	$ 2,738
Class T	-	1,311
Class B	-	343
Class C	-	927
Institutional Class	-	2,707
Total	$ -	$ 8,026

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	3,454	9,002	$ 50,381	$ 142,807
Reinvestment of distributions	768	1,034	10,735	16,424
Shares redeemed	(12,944)	(30,677)	(186,723)	(486,880)
Net increase (decrease)	(8,722)	(20,641)	$ (125,607)	$ (327,649)
Class T
Shares sold	1,030	2,789	$ 14,822	$ 43,918
Reinvestment of distributions	246	447	3,415	7,039
Shares redeemed	(6,444)	(15,458)	(92,458)	(243,511)
Net increase (decrease)	(5,168)	(12,222)	$ (74,221)	$ (192,554)
Class B
Shares sold	14	58	$ 201	$ 888
Reinvestment of distributions	9	75	118	1,145
Shares redeemed	(1,625)	(3,940)	(22,818)	(60,055)
Net increase (decrease)	(1,602)	(3,807)	$ (22,499)	$ (58,022)
Class C
Shares sold	432	1,225	$ 6,008	$ 18,824
Reinvestment of distributions	60	191	813	2,917
Shares redeemed	(3,550)	(7,773)	(49,214)	(118,247)
Net increase (decrease)	(3,058)	(6,357)	$ (42,393)	$ (96,506)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Institutional Class
Shares sold	5,072	10,009	$ 74,037	$ 160,916
Reinvestment of distributions	640	1,047	9,062	16,863
Shares redeemed	(13,718)	(45,174)	(199,443)	(728,438)
Net increase (decrease)	(8,006)	(34,118)	$ (116,344)	$ (550,659)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIF-USAN-0612
1.784871.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Diversified International
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.32%
Actual		$ 1,000.00	$ 1,053.40	$ 6.74
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.62
Class T	1.58%
Actual		$ 1,000.00	$ 1,052.40	$ 8.06
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.92
Class B	2.08%
Actual		$ 1,000.00	$ 1,049.80	$ 10.60
HypotheticalA		$ 1,000.00	$ 1,014.52	$ 10.42
Class C	2.06%
Actual		$ 1,000.00	$ 1,049.80	$ 10.50
HypotheticalA		$ 1,000.00	$ 1,014.62	$ 10.32
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,054.70	$ 5.11
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	3.1	4.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.6	1.9
BHP Billiton Ltd. sponsored ADR (Australia, Metals & Mining)	2.1	2.1
Sanofi SA (France, Pharmaceuticals)	1.9	1.0
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.8	1.7
	11.5
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	16.1	16.4
Financials	15.1	15.7
Consumer Staples	12.7	10.6
Health Care	10.6	8.4
Information Technology	10.6	9.8
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	17.9	18.2
Japan	15.7	14.5
Germany	8.1	8.4
France	7.3	7.0
United States of America	4.5	5.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 95.6%	Stocks 97.7%
Other Investments 0.0%*	Other Investments 0.0%*
Short-Term Investments and Net Other Assets (Liabilities) 4.4%	Short-Term Investments and Net Other Assets (Liabilities) 2.3%

* Amount represents less than 0.1%.

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
	Shares	Value (000s)
Australia - 3.9%
Australia & New Zealand Banking Group Ltd.	398,674	$ 9,931
BHP Billiton Ltd. sponsored ADR (d)	590,236	43,855
Iluka Resources Ltd.	236,843	4,195
Newcrest Mining Ltd.	562,428	15,411
Origin Energy Ltd.	328,926	4,544
Spark Infrastructure Group unit	1,390,264	2,100
WorleyParsons Ltd.	83,479	2,457
TOTAL AUSTRALIA		82,493
Bailiwick of Guernsey - 1.0%
Amdocs Ltd. (a)	135,100	4,323
Resolution Ltd.	4,422,382	16,064
TOTAL BAILIWICK OF GUERNSEY		20,387
Bailiwick of Jersey - 1.5%
Experian PLC	836,500	13,204
Randgold Resources Ltd. sponsored ADR	42,200	3,762
Shire PLC	92,900	3,028
WPP PLC	833,870	11,293
TOTAL BAILIWICK OF JERSEY		31,287
Belgium - 1.7%
Anheuser-Busch InBev SA NV (d)	506,331	36,497
Bermuda - 1.0%
Assured Guaranty Ltd.	290,700	4,122
Clear Media Ltd.	11,132,000	6,787
Li & Fung Ltd.	4,432,000	9,482
TOTAL BERMUDA		20,391
Brazil - 1.7%
Anhanguera Educacional Participacoes SA	262,200	3,486
Banco Bradesco SA (PN) sponsored ADR	66,800	1,071
BR Malls Participacoes SA	189,300	2,352
Drogasil SA	327,124	3,525
Estacio Participacoes SA	210,300	2,626
Itau Unibanco Banco Multiplo SA sponsored ADR	257,748	4,044
Kroton Educacional SA unit (a)	128,700	1,877
Qualicorp SA	447,000	3,893
Souza Cruz Industria e Comercio	330,700	5,151
T4F Entretenimento SA	212,800	1,945
Common Stocks - continued
	Shares	Value (000s)
Brazil - continued
Telefonica Brasil SA sponsored ADR	149,935	$ 4,269
Tractebel Energia SA	181,600	3,130
TOTAL BRAZIL		37,369
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	177,300	3,168
Mail.ru Group Ltd. GDR (Reg. S) (a)	105,400	4,559
TOTAL BRITISH VIRGIN ISLANDS		7,727
Canada - 3.8%
ARC Resources Ltd.	44,400	914
Bonavista Energy Corp. (d)	61,000	1,101
Canadian Natural Resources Ltd.	261,400	9,083
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,900	6,109
Goldcorp, Inc.	172,400	6,603
Ivanhoe Mines Ltd. (a)	356,460	4,161
Niko Resources Ltd.	146,300	6,165
Open Text Corp. (a)	92,500	5,186
Painted Pony Petroleum Ltd. (a)(e)	170,900	1,379
Painted Pony Petroleum Ltd. Class A (a)	847,700	6,840
Penn West Petroleum Ltd. (d)	100,800	1,728
Petrobank Energy & Resources Ltd. (a)	267,200	3,830
Petrominerales Ltd. (d)	250,614	3,666
Potash Corp. of Saskatchewan, Inc.	244,900	10,413
Suncor Energy, Inc.	249,100	8,229
Tourmaline Oil Corp. (a)	150,000	3,616
Uranium One, Inc. (a)(d)	1,000,800	2,908
TOTAL CANADA		81,931
Cayman Islands - 1.5%
Baidu.com, Inc. sponsored ADR (a)	87,300	11,585
Biostime International Holdings Ltd.	29,000	84
Golden Eagle Retail Group Ltd. (H Shares)	478,000	1,254
Haitian International Holdings Ltd.	3,153,000	3,629
Hengan International Group Co. Ltd.	861,500	9,122
HiSoft Technology International Ltd. ADR (a)(d)	178,100	2,533
NVC Lighting Holdings Ltd.	4,004,000	1,455
Sands China Ltd.	755,600	2,970
TOTAL CAYMAN ISLANDS		32,632
China - 0.1%
Weichai Power Co. Ltd. (H Shares)	395,000	1,861
Common Stocks - continued
	Shares	Value (000s)
Curacao - 0.5%
Schlumberger Ltd.	158,000	$ 11,714
Denmark - 3.2%
Danske Bank A/S (a)	137,133	2,227
Novo Nordisk A/S Series B	381,208	56,204
William Demant Holding A/S (a)	108,835	10,274
TOTAL DENMARK		68,705
Finland - 0.1%
Nokian Tyres PLC	46,300	2,196
France - 7.3%
Arkema SA	52,600	4,659
Atos Origin SA	35,000	2,254
AXA SA	557,200	7,893
BNP Paribas SA	307,100	12,338
Bureau Veritas SA	74,100	6,603
Danone SA	120,700	8,492
Edenred SA	111,510	3,562
Essilor International SA	144,839	12,758
JC Decaux SA	128,200	3,638
LVMH Moet Hennessy - Louis Vuitton SA (d)	115,974	19,214
PPR SA (d)	159,400	26,662
Publicis Groupe SA	123,600	6,375
Sanofi SA	548,930	41,931
TOTAL FRANCE		156,379
Germany - 6.8%
adidas AG	139,100	11,601
Allianz AG	93,617	10,432
BASF AG (d)	256,914	21,151
Bayer AG (d)	280,552	19,762
Deutsche Boerse AG	80,700	5,067
Deutsche Post AG	288,869	5,392
ElringKlinger AG	81,300	2,354
Fresenius Medical Care AG & Co. KGaA	138,900	9,864
Fresenius SE	130,800	13,056
Kabel Deutschland Holding AG	33,300	2,098
Linde AG	111,047	19,008
SAP AG	317,830	21,078
Siemens AG	57,235	5,313
TOTAL GERMANY		146,176
Common Stocks - continued
	Shares	Value (000s)
Hong Kong - 1.2%
AIA Group Ltd.	3,326,800	$ 11,834
China Mobile Ltd. sponsored ADR	116,500	6,447
Galaxy Entertainment Group Ltd. (a)	815,000	2,547
Henderson Land Development Co. Ltd.	998,325	5,687
TOTAL HONG KONG		26,515
India - 1.8%
Axis Bank Ltd.	154,359	3,244
Bajaj Auto Ltd.	77,063	2,377
Cummins India Ltd.	309,088	2,831
Dr. Reddy's Laboratories Ltd.	15,851	531
HDFC Bank Ltd.	1,169,785	12,053
Housing Development Finance Corp. Ltd.	602,905	7,711
ITC Ltd.	682,786	3,183
Lupin Ltd.	94,586	992
Mahindra & Mahindra Financial Services Ltd.	231,785	3,047
Shriram Transport Finance Co. Ltd.	201,979	2,196
TOTAL INDIA		38,165
Ireland - 0.4%
Accenture PLC Class A	102,100	6,631
Elan Corp. PLC sponsored ADR (a)	164,100	2,263
TOTAL IRELAND		8,894
Isle of Man - 0.0%
3Legs Resources PLC	645,100	597
Italy - 2.1%
ENI SpA	275,600	6,124
Fiat Industrial SpA	1,562,300	17,724
Prada SpA	701,200	4,763
Saipem SpA	324,940	16,053
TOTAL ITALY		44,664
Japan - 15.7%
ABC-Mart, Inc.	111,600	4,064
Aeon Credit Service Co. Ltd.	509,400	8,881
Aozora Bank Ltd.	1,525,000	3,912
Calbee, Inc. (d)	119,900	7,256
Canon, Inc.	45,400	2,058
Cosmos Pharmaceutical Corp.	151,100	8,472
Denso Corp.	133,000	4,301
Dentsu, Inc.	73,900	2,269
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Don Quijote Co. Ltd.	252,800	$ 9,273
Fanuc Corp.	77,200	13,021
Fast Retailing Co. Ltd.	10,800	2,414
Hitachi Ltd.	4,517,000	28,772
Honda Motor Co. Ltd. sponsored ADR	725,306	26,140
Hoya Corp.	238,700	5,475
Itochu Corp.	1,186,600	13,426
Japan Tobacco, Inc.	5,297	29,346
JSR Corp.	464,500	9,168
KDDI Corp.	992	6,494
Keyence Corp.	66,100	15,602
Mitsubishi UFJ Financial Group, Inc.	1,900,000	9,123
Nikon Corp.	110,100	3,263
Nippon Telegraph & Telephone Corp.	94,400	4,271
Nitto Denko Corp.	56,600	2,323
ORIX Corp.	302,240	28,899
Rakuten, Inc.	23,901	26,660
Seven & i Holdings Co., Ltd.	430,000	13,017
Seven Bank Ltd.	1,121,800	2,772
SHIMANO, Inc.	103,800	6,826
SMC Corp.	69,900	11,674
SOFTBANK CORP.	336,800	10,053
Sumitomo Mitsui Financial Group, Inc.	131,900	4,221
Toray Industries, Inc.	423,000	3,252
Unicharm Corp.	79,000	4,420
Yahoo! Japan Corp.	15,024	4,509
TOTAL JAPAN		335,627
Korea (South) - 2.4%
Amorepacific Corp.	4,423	4,246
Hyundai Motor Co.	27,035	6,423
LG Household & Health Care Ltd.	5,491	2,881
Orion Corp.	22,683	18,024
Samsung Electronics Co. Ltd.	16,654	20,484
TOTAL KOREA (SOUTH)		52,058
Luxembourg - 0.3%
Samsonite International SA	3,334,500	6,464
Mexico - 0.8%
America Movil SAB de CV Series L sponsored ADR	295,900	7,886
Wal-Mart de Mexico SA de CV Series V	2,922,900	8,357
TOTAL MEXICO		16,243
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 1.7%
AEGON NV	2,504,000	$ 11,648
ASML Holding NV (Netherlands) (d)	148,900	7,577
Gemalto NV	119,179	8,881
NXP Semiconductors NV (a)	150,200	3,883
Unilever NV (Certificaten Van Aandelen) (Bearer)	140,900	4,827
TOTAL NETHERLANDS		36,816
Norway - 1.4%
DnB NOR ASA (d)	350,799	3,782
Storebrand ASA (A Shares)	600,000	2,697
Telenor ASA	1,221,800	22,462
TOTAL NORWAY		28,941
Qatar - 0.2%
Commercial Bank of Qatar GDR (Reg. S)	864,317	3,418
South Africa - 0.8%
Foschini Ltd.	165,400	2,739
Life Healthcare Group Holdings Ltd.	641,500	2,217
Naspers Ltd. Class N	74,900	4,511
Shoprite Holdings Ltd.	255,500	4,415
Tiger Brands Ltd.	82,000	3,005
TOTAL SOUTH AFRICA		16,887
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	707,207	4,786
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	707,162	101
Grifols SA ADR (d)	940,690	8,899
Inditex SA (d)	281,513	25,323
Prosegur Compania de Seguridad SA (Reg.)	167,986	9,593
Repsol YPF SA	305,893	5,851
TOTAL SPAIN		54,553
Sweden - 0.9%
H&M Hennes & Mauritz AB (B Shares)	125,563	4,314
Svenska Handelsbanken AB (A Shares)	103,200	3,344
Swedbank AB (A Shares)	414,600	6,866
Swedish Match Co. AB	115,400	4,691
TOTAL SWEDEN		19,215
Switzerland - 4.2%
Clariant AG (Reg.)	178,215	2,266
Kuehne & Nagel International AG	51,630	6,275
Nestle SA	531,289	32,549
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Roche Holding AG (participation certificate)	48,529	$ 8,866
SGS SA (Reg.)	1,650	3,187
Syngenta AG (Switzerland)	37,300	13,082
UBS AG	1,130,550	14,120
Zurich Financial Services AG	37,441	9,159
TOTAL SWITZERLAND		89,504
Taiwan - 0.9%
HIWIN Technologies Corp.	223,000	2,119
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,142,600	17,802
TOTAL TAIWAN		19,921
United Kingdom - 17.9%
Aegis Group PLC	1,675,600	4,833
Aggreko PLC	45,000	1,644
Anglo American PLC (United Kingdom)	268,600	10,324
Barclays PLC	4,201,124	14,875
BG Group PLC	862,392	20,303
British American Tobacco PLC sponsored ADR	171,500	17,651
Burberry Group PLC	354,800	8,552
Capita Group PLC	590,000	6,349
Compass Group PLC	213,400	2,231
Diageo PLC	168,843	4,259
Domino Printing Sciences PLC	229,900	2,235
Filtrona PLC	658,900	4,967
GlaxoSmithKline PLC	1,444,700	33,379
Hikma Pharmaceuticals PLC	192,188	1,959
HSBC Holdings PLC sponsored ADR	650,700	29,392
Imperial Tobacco Group PLC	282,905	11,314
Inchcape PLC	1,245,692	7,398
Intertek Group PLC	234,300	9,564
ITV PLC	3,103,700	4,216
Meggitt PLC	748,900	4,965
National Grid PLC	217,000	2,344
Next PLC	323,500	15,379
Ocado Group PLC (a)(d)	531,200	1,119
Pearson PLC	296,500	5,586
Pz Cussons PLC Class L	250,100	1,349
Reckitt Benckiser Group PLC	387,413	22,555
Rolls-Royce Group PLC	1,411,300	18,864
Royal Dutch Shell PLC Class B	1,808,432	66,189
Standard Chartered PLC (United Kingdom)	266,827	6,522
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Taylor Wimpey PLC	2,688,800	$ 2,193
Travis Perkins PLC	126,400	2,154
Vodafone Group PLC sponsored ADR	1,363,300	37,941
TOTAL UNITED KINGDOM		382,605
United States of America - 4.5%
Apple, Inc. (a)	34,700	20,273
Beam, Inc.	55,600	3,157
Citigroup, Inc.	423,280	13,985
Cobalt International Energy, Inc. (a)	41,100	1,100
Cognizant Technology Solutions Corp. Class A (a)	66,700	4,890
Dolby Laboratories, Inc. Class A (a)	55,900	2,193
Facebook, Inc. Class B (f)	131,847	4,057
JPMorgan Chase & Co.	197,202	8,476
MasterCard, Inc. Class A	9,940	4,496
Motorola Solutions, Inc.	47,000	2,398
Newmont Mining Corp.	62,400	2,973
Noble Energy, Inc.	75,600	7,509
Polycom, Inc. (a)	275,000	3,649
PriceSmart, Inc.	4,200	347
SanDisk Corp. (a)	176,100	6,517
Schweitzer-Mauduit International, Inc.	41,345	2,804
Splunk, Inc.	46,700	1,585
ViroPharma, Inc. (a)	107,100	2,329
Yum! Brands, Inc.	31,400	2,284
TOTAL UNITED STATES OF AMERICA		95,022
TOTAL COMMON STOCKS (Cost $1,788,741)		2,013,854
Nonconvertible Preferred Stocks - 1.3%

Germany - 1.3%
ProSiebenSat.1 Media AG	256,500	6,513
Volkswagen AG (d)	111,000	21,027
TOTAL GERMANY		27,540
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	149,597,800	243
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,514)		27,783
Master Notes - 0.0%
	Principal Amount (000s)	Value (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $15)	$ 14	$ 14
Money Market Funds - 13.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	74,884,868	74,885
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	214,876,848	214,877
TOTAL MONEY MARKET FUNDS (Cost $289,762)		289,762
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $2,095,032)		2,331,413
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(197,093)
NET ASSETS - 100%		$ 2,134,320
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,379,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,071,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 3,296
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 15
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 25
Fidelity Securities Lending Cash Central Fund	455
Total	$ 480
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 345,028	$ 269,079	$ 75,949	$ -
Consumer Staples	273,647	202,050	71,597	-
Energy	191,900	119,587	72,313	-
Financials	318,401	203,111	115,290	-
Health Care	228,312	83,375	144,937	-
Industrials	167,090	123,656	43,434	-
Information Technology	225,485	143,934	77,494	4,057
Materials	184,377	156,552	27,825	-
Telecommunication Services	99,823	79,005	20,818	-
Utilities	7,574	5,230	2,344	-
Master Notes	14	-	-	14
Money Market Funds	289,762	289,762	-	-
Total Investments in Securities:	$ 2,331,413	$ 1,675,341	$ 652,001	$ 4,071
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,310
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	761
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,071
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 761

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $202,097) - See accompanying schedule: Unaffiliated issuers (cost $1,805,270)	$ 2,041,651
Fidelity Central Funds (cost $289,762)	289,762
Total Investments (cost $2,095,032)		$ 2,331,413
Foreign currency held at value (cost $440)		439
Receivable for investments sold		22,105
Receivable for fund shares sold		2,083
Dividends receivable		10,162
Interest receivable		1
Distributions receivable from Fidelity Central Funds		327
Prepaid expenses		2
Other receivables		237
Total assets		2,366,769

Liabilities
Payable for investments purchased	$ 5,347
Payable for fund shares redeemed	7,216
Accrued management fee	1,257
Distribution and service plan fees payable	606
Other affiliated payables	565
Other payables and accrued expenses	2,581
Collateral on securities loaned, at value	214,877
Total liabilities		232,449

Net Assets		$ 2,134,320
Net Assets consist of:
Paid in capital		$ 4,922,228
Undistributed net investment income		8,454
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,030,472)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		234,110
Net Assets		$ 2,134,320

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($819,013 ÷ 53,952 shares)	$ 15.18

Maximum offering price per share (100/94.25 of $15.18)	$ 16.11
Class T: Net Asset Value and redemption price per share ($343,087 ÷ 22,772 shares)	$ 15.07

Maximum offering price per share (100/96.50 of $15.07)	$ 15.62
Class B: Net Asset Value and offering price per share ($74,631 ÷ 5,120 shares)A	$ 14.58

Class C: Net Asset Value and offering price per share ($271,106 ÷ 18,582 shares)A	$ 14.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($626,483 ÷ 40,642 shares)	$ 15.41

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 26,677
Income from Fidelity Central Funds		480
Income before foreign taxes withheld		27,157
Less foreign taxes withheld		(1,755)
Total income		25,402

Expenses
Management fee	$ 7,801
Transfer agent fees	2,989
Distribution and service plan fees	3,776
Accounting and security lending fees	489
Custodian fees and expenses	153
Independent trustees' compensation	7
Registration fees	98
Audit	45
Legal	5
Miscellaneous	11
Total expenses before reductions	15,374
Expense reductions	(169)	15,205
Net investment income (loss)		10,197
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,766
Foreign currency transactions	(314)
Total net realized gain (loss)		24,452
Change in net unrealized appreciation (depreciation) on: Investment securities	70,174
Assets and liabilities in foreign currencies	103
Total change in net unrealized appreciation (depreciation)		70,277
Net gain (loss)		94,729
Net increase (decrease) in net assets resulting from operations		$ 104,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,197	$ 43,005
Net realized gain (loss)	24,452	251,468
Change in net unrealized appreciation (depreciation)	70,277	(392,112)
Net increase (decrease) in net assets resulting from operations	104,926	(97,639)
Distributions to shareholders from net investment income	(28,136)	(45,397)
Distributions to shareholders from net realized gain	-	(8,026)
Total distributions	(28,136)	(53,423)
Share transactions - net increase (decrease)	(381,064)	(1,225,390)
Redemption fees	20	65
Total increase (decrease) in net assets	(304,254)	(1,376,387)

Net Assets
Beginning of period	2,438,574	3,814,961
End of period (including undistributed net investment income of $8,454 and undistributed net investment income of $26,393, respectively)	$ 2,134,320	$ 2,438,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.61	$ 15.63	$ 14.25	$ 12.57	$ 26.62	$ 23.42
Income from Investment Operations
Net investment income (loss) E	.07	.22 H	.14	.17	.36	.31
Net realized and unrealized gain (loss)	.69	(1.01)	1.44	1.96	(11.15)	4.69
Total from investment operations	.76	(.79)	1.58	2.13	(10.79)	5.00
Distributions from net investment income	(.19)	(.20)	(.19)	(.45)	(.24)	(.23)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.19)	(.23)	(.20)	(.45)	(3.26)	(1.80)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.18	$ 14.61	$ 15.63	$ 14.25	$ 12.57	$ 26.62
Total Return B, C, D	5.34%	(5.15)%	11.17%	18.16%	(45.95)%	22.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.31%	1.32%	1.34%	1.26%	1.25%
Expenses net of fee waivers, if any	1.32% A	1.31%	1.32%	1.34%	1.26%	1.25%
Expenses net of all reductions	1.31% A	1.29%	1.30%	1.31%	1.22%	1.21%
Net investment income (loss)	1.00% A	1.38% H	.95%	1.43%	1.80%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$ 819	$ 916	$ 1,302	$ 1,662	$ 2,004	$ 5,774
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.46	$ 15.47	$ 14.11	$ 12.42	$ 26.30	$ 23.17
Income from Investment Operations
Net investment income (loss) E	.05	.18 H	.10	.14	.31	.25
Net realized and unrealized gain (loss)	.70	(.99)	1.43	1.94	(11.01)	4.63
Total from investment operations	.75	(.81)	1.53	2.08	(10.70)	4.88
Distributions from net investment income	(.14)	(.16)	(.16)	(.39)	(.16)	(.18)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.14)	(.20) K	(.17)	(.39)	(3.18)	(1.75)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 15.07	$ 14.46	$ 15.47	$ 14.11	$ 12.42	$ 26.30
Total Return B, C, D	5.24%	(5.35)%	10.88%	17.84%	(46.04)%	22.43%
Ratios to Average Net Assets F, I
Expenses before reductions	1.58% A	1.55%	1.55%	1.58%	1.49%	1.47%
Expenses net of fee waivers, if any	1.58% A	1.55%	1.55%	1.58%	1.49%	1.47%
Expenses net of all reductions	1.56% A	1.53%	1.53%	1.55%	1.44%	1.43%
Net investment income (loss)	.74% A	1.14% H	.71%	1.19%	1.57%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 343	$ 404	$ 621	$ 832	$ 1,110	$ 3,569
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 14.91	$ 13.61	$ 11.95	$ 25.44	$ 22.46
Income from Investment Operations
Net investment income (loss) E	.02	.09 H	.02	.08	.18	.10
Net realized and unrealized gain (loss)	.67	(.96)	1.38	1.88	(10.62)	4.50
Total from investment operations	.69	(.87)	1.40	1.96	(10.44)	4.60
Distributions from net investment income	(.02)	(.10)	(.09)	(.30)	(.03)	(.05)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.02)	(.13)	(.10)	(.30)	(3.05)	(1.62)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.58	$ 13.91	$ 14.91	$ 13.61	$ 11.95	$ 25.44
Total Return B, C, D	4.98%	(5.89)%	10.34%	17.25%	(46.39)%	21.73%
Ratios to Average Net Assets F, I
Expenses before reductions	2.08% A	2.08%	2.09%	2.10%	2.08%	2.08%
Expenses net of fee waivers, if any	2.08% A	2.08%	2.09%	2.10%	2.08%	2.08%
Expenses net of all reductions	2.07% A	2.06%	2.07%	2.07%	2.04%	2.04%
Net investment income (loss)	.24% A	.61% H	.18%	.67%	.97%	.42%
Supplemental Data
Net assets, end of period (in millions)	$ 75	$ 94	$ 157	$ 191	$ 221	$ 559
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 14.95	$ 13.65	$ 11.98	$ 25.50	$ 22.53
Income from Investment Operations
Net investment income (loss) E	.02	.10 H	.03	.08	.20	.12
Net realized and unrealized gain (loss)	.67	(.96)	1.38	1.89	(10.64)	4.50
Total from investment operations	.69	(.86)	1.41	1.97	(10.44)	4.62
Distributions from net investment income	(.05)	(.11)	(.10)	(.30)	(.06)	(.08)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.05)	(.14)	(.11)	(.30)	(3.08)	(1.65)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 14.59	$ 13.95	$ 14.95	$ 13.65	$ 11.98	$ 25.50
Total Return B, C, D	4.98%	(5.83)%	10.32%	17.24%	(46.33)%	21.81%
Ratios to Average Net Assets F, I
Expenses before reductions	2.06% A	2.05%	2.06%	2.09%	2.01%	2.00%
Expenses net of fee waivers, if any	2.06% A	2.05%	2.06%	2.09%	2.01%	2.00%
Expenses net of all reductions	2.05% A	2.03%	2.04%	2.06%	1.97%	1.96%
Net investment income (loss)	.26% A	.64% H	.21%	.68%	1.04%	.51%
Supplemental Data
Net assets, end of period (in millions)	$ 271	$ 302	$ 419	$ 502	$ 618	$ 1,673
Portfolio turnover rate G	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.87	$ 15.90	$ 14.48	$ 12.81	$ 27.06	$ 23.78
Income from Investment Operations
Net investment income (loss) D	.10	.28 G	.19	.21	.41	.38
Net realized and unrealized gain (loss)	.69	(1.03)	1.47	1.98	(11.34)	4.76
Total from investment operations	.79	(.75)	1.66	2.19	(10.93)	5.14
Distributions from net investment income	(.25)	(.25)	(.23)	(.52)	(.30)	(.29)
Distributions from net realized gain	-	(.03)	(.01)	-	(3.02)	(1.57)
Total distributions	(.25)	(.28)	(.24)	(.52)	(3.32)	(1.86)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 15.41	$ 14.87	$ 15.90	$ 14.48	$ 12.81	$ 27.06
Total Return B, C	5.47%	(4.85)%	11.55%	18.45%	(45.79)%	23.07%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	.99%	.99%	1.07%	.99%	.98%
Expenses net of fee waivers, if any	1.00% A	.99%	.99%	1.07%	.99%	.98%
Expenses net of all reductions	.99% A	.97%	.97%	1.04%	.94%	.94%
Net investment income (loss)	1.32% A	1.70% G	1.28%	1.70%	2.07%	1.53%
Supplemental Data
Net assets, end of period (in millions)	$ 626	$ 723	$ 1,316	$ 1,540	$ 2,235	$ 5,266
Portfolio turnover rate F	34% A	48%	59%	92%	88%	105%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as

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3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 367,811
Gross unrealized depreciation	(148,588)
Net unrealized appreciation (depreciation) on securities and other investments	$ 219,223

Tax cost	$ 2,112,190

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,034,664)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $372,637 and $807,783, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,055	$ 19
Class T	.25%	.25%	912	5
Class B	.75%	.25%	418	314
Class C	.75%	.25%	1,391	49
			$ 3,776	$ 387

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 65
Class T	19
Class B*	67
Class C*	5
$ 156

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,231.29
Class T	542.30
Class B	127.30
Class C	390.28
Institutional Class	699.22
	$ 2,989

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

8. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $455. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $169 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 11,830	$ 15,976
Class T	3,677	6,296
Class B	137	993
Class C	1,044	2,886
Institutional Class	11,448	19,246
Total	$ 28,136	$ 45,397

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders - continued

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ -	$ 2,738
Class T	-	1,311
Class B	-	343
Class C	-	927
Institutional Class	-	2,707
Total	$ -	$ 8,026

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	3,454	9,002	$ 50,381	$ 142,807
Reinvestment of distributions	768	1,034	10,735	16,424
Shares redeemed	(12,944)	(30,677)	(186,723)	(486,880)
Net increase (decrease)	(8,722)	(20,641)	$ (125,607)	$ (327,649)
Class T
Shares sold	1,030	2,789	$ 14,822	$ 43,918
Reinvestment of distributions	246	447	3,415	7,039
Shares redeemed	(6,444)	(15,458)	(92,458)	(243,511)
Net increase (decrease)	(5,168)	(12,222)	$ (74,221)	$ (192,554)
Class B
Shares sold	14	58	$ 201	$ 888
Reinvestment of distributions	9	75	118	1,145
Shares redeemed	(1,625)	(3,940)	(22,818)	(60,055)
Net increase (decrease)	(1,602)	(3,807)	$ (22,499)	$ (58,022)
Class C
Shares sold	432	1,225	$ 6,008	$ 18,824
Reinvestment of distributions	60	191	813	2,917
Shares redeemed	(3,550)	(7,773)	(49,214)	(118,247)
Net increase (decrease)	(3,058)	(6,357)	$ (42,393)	$ (96,506)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Institutional Class
Shares sold	5,072	10,009	$ 74,037	$ 160,916
Reinvestment of distributions	640	1,047	9,062	16,863
Shares redeemed	(13,718)	(45,174)	(199,443)	(728,438)
Net increase (decrease)	(8,006)	(34,118)	$ (116,344)	$ (550,659)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

ADIFI-USAN-0612
1.784872.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Asia
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.42%
Actual		$ 1,000.00	$ 1,058.50	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.12
Class T	1.71%
Actual		$ 1,000.00	$ 1,057.00	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.57
Class B	2.20%
Actual		$ 1,000.00	$ 1,054.30	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.16%
Actual		$ 1,000.00	$ 1,054.50	$ 11.03
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,059.90	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	7.3	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1	3.9
China Mobile Ltd.	2.9	3.3
China Construction Bank Corp. (H Shares)	2.3	2.3
CNOOC Ltd.	2.1	2.6
Hyundai Motor Co.	1.9	0.7
China Petroleum & Chemical Corp. (H Shares)	1.9	1.0
Industrial & Commercial Bank of China Ltd. (H Shares)	1.8	1.8
AIA Group Ltd.	1.7	1.5
Power Assets Holdings Ltd.	1.4	1.9
	27.4
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	29.3
Information Technology	21.0	17.3
Industrials	9.0	10.3
Consumer Discretionary	8.7	10.3
Telecommunication Services	7.7	6.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 97.2%	Stocks 98.7%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 1.3%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 0.4%
Origin Energy Ltd.	61,798	$ 853,735
Spark Infrastructure Group unit	347,458	524,899
TOTAL AUSTRALIA		1,378,634
Bermuda - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	238,000	1,412,604
Giordano International Ltd.	732,000	638,725
Jardine Matheson Holdings Ltd.	16,400	814,260
Kunlun Energy Co. Ltd.	592,000	1,043,810
Man Wah Holdings Ltd.	510,000	265,562
TOTAL BERMUDA		4,174,961
Cayman Islands - 3.3%
AirMedia Group, Inc. ADR (a)	122,200	348,270
ASM Pacific Technology Ltd.	89,300	1,209,673
Baidu.com, Inc. sponsored ADR (a)	7,500	995,250
Bosideng International Holdings Ltd.	1,470,000	424,404
Changyou.com Ltd. (A Shares) ADR (a)	12,000	290,640
China Lodging Group Ltd. ADR (a)	29,900	380,627
China Metal Recycling (Holdings) Ltd.	1,020,600	1,170,737
Country Garden Holdings Co. Ltd.	2,602,000	1,130,189
Home Inns & Hotels Management, Inc. sponsored ADR (a)	5,900	140,184
International Taifeng Holdings Ltd.	1,456,000	450,388
Kingboard Laminates Holdings Ltd.	329,000	153,504
LDK Solar Co. Ltd. sponsored ADR (a)(d)	29,200	92,856
Lee & Man Paper Manufacturing Ltd.	1,429,000	670,421
Microport Scientific Corp.	506,000	238,696
NVC Lighting Holdings Ltd.	190,000	69,058
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	17,000	417,690
Samson Holding Ltd.	940,000	124,790
Sands China Ltd.	585,200	2,300,478
SOHO China Ltd.	1,534,500	1,192,609
Spreadtrum Communications, Inc. ADR (d)	23,200	320,160
Youyuan International Holdings Ltd.	1,946,000	484,077
TOTAL CAYMAN ISLANDS		12,604,701
China - 14.0%
Agricultural Bank China Ltd. (H Shares)	4,254,000	2,023,195
Angang Steel Co. Ltd. (H Shares)	552,000	377,787
China CITIC Bank Corp. Ltd. (H Shares)	4,065,000	2,588,221
China Communications Construction Co. Ltd. (H Shares)	3,724,000	3,743,847
China Communications Services Corp. Ltd. (H Shares)	5,462,000	2,808,914
China Construction Bank Corp. (H Shares)	11,546,000	8,988,399
Common Stocks - continued
	Shares	Value
China - continued
China Eastern Airlines Corp. Ltd. (H Shares) (a)	1,874,000	$ 625,580
China Merchants Bank Co. Ltd. (H Shares)	1,456,000	3,160,220
China Minsheng Banking Corp. Ltd. (H Shares)	4,101,500	4,255,518
China Pacific Insurance Group Co. Ltd. (H Shares)	535,800	1,750,631
China Petroleum & Chemical Corp. (H Shares)	6,842,000	7,266,963
China Ship Container Lines Co. Ltd. (H Shares) (a)	1,841,000	600,327
China Southern Airlines Ltd. (H Shares) (a)	3,542,000	1,593,264
China Suntien Green Energy Corp. Ltd. (H Shares)	838,000	163,093
Dongfeng Motor Group Co. Ltd. (H Shares)	1,300,000	2,563,590
Harbin Power Equipment Co. Ltd. (H Shares)	1,478,000	1,541,121
Industrial & Commercial Bank of China Ltd. (H Shares)	10,594,000	7,072,999
Metallurgical Corp. China Ltd. (H Shares)	1,804,000	402,250
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	2,656,000	390,253
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,940,000	1,023,116
Weichai Power Co. Ltd. (H Shares)	128,000	602,992
TOTAL CHINA		53,542,280
Hong Kong - 15.5%
AIA Group Ltd.	1,826,400	6,497,089
BYD Electronic International Co. Ltd. (a)	547,500	165,125
Cathay Pacific Airways Ltd.	1,573,000	2,668,078
China Insurance International Holdings Co. Ltd. (a)	716,200	1,493,574
China Mobile Ltd.	1,003,500	11,102,246
China Unicom Ltd.	1,568,000	2,742,396
Citic Pacific Ltd.	930,000	1,531,890
CNOOC Ltd.	3,844,500	8,124,000
Henderson Land Development Co. Ltd.	287,000	1,635,001
HKT Trust / HKT Ltd. unit	711,942	553,319
Lenovo Group Ltd.	2,616,000	2,515,304
New World Development Co. Ltd.	2,938,838	3,662,823
PCCW Ltd.	7,844,000	2,921,792
Power Assets Holdings Ltd.	727,500	5,438,446
Sino-Ocean Land Holdings Ltd.	1,045,500	487,805
Sinotruk Hong Kong Ltd.	2,905,500	1,771,315
Sun Hung Kai Properties Ltd.	444,000	5,356,396
Techtronic Industries Co. Ltd.	342,000	413,028
TOTAL HONG KONG		59,079,627
India - 7.6%
Aditya Birla Nuvo Ltd.	24,656	434,084
Apollo Tyres Ltd.	567,802	974,638
Axis Bank Ltd.	131,200	2,757,654
Common Stocks - continued
	Shares	Value
India - continued
Canara Bank	195,600	$ 1,621,551
Chennai Petroleum Corp. Ltd.	42,318	120,690
Deccan Chronicle Holdings Ltd. (a)	367,274	278,602
Dena Bank	289,157	511,440
Exide Industries Ltd.	144,079	353,734
Gateway Distriparks Ltd.	178,612	512,791
Grasim Industries Ltd.	40,319	2,104,962
HCL Infosystems Ltd.	344,917	292,097
Hindalco Industries Ltd.	643,053	1,474,388
Hindustan Unilever Ltd.	246,359	1,953,470
Housing Development and Infrastructure Ltd. (a)	129,674	198,334
ICSA (India) Ltd.	186,602	66,258
Indian Overseas Bank	467,582	775,086
Ipca Laboratories Ltd.	60,133	412,704
Jubilant Industries Ltd.	5,873	29,914
Jubilant Life Sciences Ltd.	101,017	347,273
NIIT Technologies Ltd.	77,144	382,095
Page Industries Ltd.	3,278	194,707
Piramal Healthcare Ltd.	82,535	686,342
Polaris Financial Technology Ltd.	100,621	250,669
Ranbaxy Laboratories Ltd.	60,542	578,118
Reliance Infrastructure Ltd.	37,973	380,487
Rolta India Ltd.	202,090	335,953
SREI Infrastructure Finance Ltd.	1,190,428	582,047
Strides Arcolab Ltd.	28,646	365,982
Syndicate Bank	176,416	348,712
Tata Chemicals Ltd.	46,187	294,890
Tata Consultancy Services Ltd.	170,307	4,031,230
Tata Motors Ltd. Class A	975,219	3,349,798
Tata Steel Ltd.	190,208	1,674,546
Tech Mahindra Ltd.	31,238	416,240
TOTAL INDIA		29,091,486
Indonesia - 5.4%
PT Astra International Tbk	437,500	3,379,849
PT Bank Mandiri (Persero) Tbk	3,565,500	2,870,866
PT Bank Rakyat Indonesia Tbk	6,129,000	4,434,780
PT BISI International Tbk	1,735,500	158,622
PT Global Mediacom Tbk	3,804,000	687,083
PT Gudang Garam Tbk	228,500	1,471,868
PT Indosat Tbk	567,000	299,217
PT Media Nusantara Citra Tbk	697,500	170,761
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B	3,018,000	$ 2,782,798
PT Tower Bersama Infrastructure Tbk	1,977,000	656,096
PT Unilever Indonesia Tbk	782,500	1,690,074
PT United Tractors Tbk	505,000	1,626,462
PT XL Axiata Tbk	700,500	411,588
TOTAL INDONESIA		20,640,064
Korea (South) - 23.1%
BS Financial Group, Inc.	323,780	3,337,717
Cheil Worldwide, Inc.	67,400	1,174,897
Chong Kun Dang Pharmaceutical Corp.	29,390	413,495
CJ CheilJedang Corp.	9,381	3,104,519
Daewoo Securities Co. Ltd.	49,470	503,400
DGB Financial Group Co. Ltd.	86,140	1,009,937
Dongbu Insurance Co. Ltd.	38,130	1,525,032
Doosan Co. Ltd.	12,803	1,563,380
Hana Financial Group, Inc.	129,540	4,453,162
Hanjin Shipping Co. Ltd.	25,530	351,281
Hotel Shilla Co.	22,750	1,064,904
Hyundai Department Store Co. Ltd.	16,060	2,266,626
Hyundai Fire & Marine Insurance Co. Ltd.	20,500	526,048
Hyundai Heavy Industries Co. Ltd.	8,852	2,216,672
Hyundai Merchant Marine Co. Ltd.	19,350	492,258
Hyundai Motor Co.	30,658	7,283,862
ICD Co. Ltd.	16,032	325,570
Industrial Bank of Korea	92,000	1,017,587
Korea Electric Power Corp. (a)	89,840	1,723,488
Korean Air Lines Co. Ltd.	12,661	498,542
LG International Corp.	31,874	1,305,844
LIG Non-Life Insurance Co. Ltd.	16,970	352,877
Lotte Samkang Co. Ltd.	2,877	1,227,045
Lotte Shopping Co. Ltd.	4,256	1,321,850
Nong Shim Co. Ltd.	2,179	436,716
OCI Co. Ltd.	5,824	1,102,830
Orion Corp.	1,455	1,156,147
Poongsan Corp.	9,966	265,437
POSCO	15,656	5,186,497
Samsung Electronics Co. Ltd.	22,716	27,939,597
Samsung Fire & Marine Insurance Co. Ltd.	17,703	3,383,563
Samsung Heavy Industries Ltd.	107,320	3,959,955
SK Chemicals Co. Ltd.	30,094	1,499,208
SK Energy Co. Ltd.	16,413	2,294,662
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Holdings Co. Ltd.	8,540	$ 918,138
Sungwoo Hitech Co. Ltd.	78,679	887,652
TOTAL KOREA (SOUTH)		88,090,395
Malaysia - 0.5%
Genting Malaysia Bhd	1,181,600	1,499,701
Glomac Bhd	1,577,300	435,315
TOTAL MALAYSIA		1,935,016
Mauritius - 0.4%
Golden Agri-Resources Ltd.	2,385,000	1,416,374
Philippines - 1.0%
BDO Unibank, Inc.	754,780	1,185,022
Globe Telecom, Inc.	20,970	558,006
Manila Water Co., Inc.	2,163,800	1,267,541
PUREGOLD Price Club, Inc.	436,600	250,580
Security Bank Corp.	137,240	465,441
TOTAL PHILIPPINES		3,726,590
Singapore - 4.7%
Avago Technologies Ltd.	29,400	1,013,712
CapitaMall Trust	1,111,000	1,615,804
China Minzhong Food Corp. Ltd. (a)	233,000	158,138
City Developments Ltd.	270,000	2,212,096
DBS Group Holdings Ltd.	327,000	3,688,377
First Resources Ltd.	786,000	1,193,940
Keppel Corp. Ltd.	403,600	3,603,426
Mapletree Industrial (REIT)	433,000	395,338
Mapletree Logistics Trust (REIT)	1,313,000	1,039,664
Olam International Ltd.	622,000	1,140,823
UOL Group Ltd.	346,000	1,263,621
Yanlord Land Group Ltd.	706,000	661,706
TOTAL SINGAPORE		17,986,645
Taiwan - 11.1%
Advanced Semiconductor Engineering, Inc.	2,448,000	2,466,213
Asia Cement Corp.	1,922,300	2,317,573
Chicony Electronics Co. Ltd.	999,000	1,953,113
Chipbond Technology Corp.	256,000	347,714
Compal Electronics, Inc.	2,266,000	2,611,477
E.Sun Financial Holdings Co. Ltd.	3,610,568	1,919,527
EVA Airways Corp.	1,585,900	954,641
Common Stocks - continued
	Shares	Value
Taiwan - continued
Formosa Plastics Corp.	934,000	$ 2,658,961
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,550,900	4,915,217
Insyde Software Corp.	131,195	607,488
Lite-On Technology Corp.	623,000	761,789
Lung Yen Life Service Co. Ltd.	37,000	112,440
Macronix International Co. Ltd.	1,307,000	432,155
Taichung Commercial Bank Co. Ltd.	23,640	7,427
Taiwan Semiconductor Manufacturing Co. Ltd.	5,277,393	15,626,678
United Microelectronics Corp.	2,479,000	1,299,078
Wistron Corp.	1,963,100	2,952,562
Yang Ming Marine Transport Corp.	918,000	390,437
TOTAL TAIWAN		42,334,490
Thailand - 6.1%
Advanced Info Service PCL (For. Reg.)	444,100	2,642,507
Banpu PCL (For. Reg.)	197,400	3,568,668
Charoen Pokphand Foods PCL (For. Reg.)	1,524,400	2,019,811
LPN Development PCL (For. Reg.)	3,834,100	2,156,720
PTT Global Chemical PCL (For. Reg.)	1,239,067	2,769,821
PTT PCL (For. Reg.)	345,600	3,944,256
Siam Commercial Bank PCL (For. Reg.)	477,600	2,407,023
Siam Makro PCL (For. Reg.)	61,100	760,894
Thai Union Frozen Products PCL:
rights 5/18/12 (a)	121,020	89,521
(For. Reg.)	605,100	1,431,345
Total Access Communication PCL	263,900	699,335
Total Access Communication PCL unit	220,200	590,684
TOTAL THAILAND		23,080,585
United Kingdom - 1.4%
HSBC Holdings PLC (Hong Kong)	460,878	4,167,422
Standard Chartered PLC (Hong Kong)	38,300	945,326
Vedanta Resources PLC	16,100	318,025
TOTAL UNITED KINGDOM		5,430,773
United States of America - 1.6%
China Natural Gas, Inc. (a)(d)	13,300	21,280
Citigroup, Inc.	27,400	905,296
Cognizant Technology Solutions Corp. Class A (a)	49,300	3,614,676
Cree, Inc. (a)	6,200	191,580
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc.	21,000	$ 804,300
Zhongpin, Inc. (a)	44,600	421,024
TOTAL UNITED STATES OF AMERICA		5,958,156
TOTAL COMMON STOCKS (Cost $324,007,858)		370,470,777
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.14% (b)	8,460,351	8,460,351
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	390,425	390,425
TOTAL MONEY MARKET FUNDS (Cost $8,850,776)		8,850,776
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $332,858,634)		379,321,553
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,075,545
NET ASSETS - 100%		$ 381,397,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,930
Fidelity Securities Lending Cash Central Fund	58,328
Total	$ 61,258
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,328,963	$ 33,328,963	$ -	$ -
Consumer Staples	20,149,969	20,060,448	89,521	-
Energy	27,379,877	11,988,914	15,390,963	-
Financials	106,975,587	102,808,165	4,167,422	-
Health Care	3,042,610	3,042,610	-	-
Industrials	34,835,275	34,835,275	-	-
Information Technology	78,993,363	59,601,394	19,391,969	-
Materials	26,227,490	18,936,031	7,291,459	-
Telecommunication Services	28,768,898	12,141,458	16,627,440	-
Utilities	10,768,745	9,045,257	1,723,488	-
Money Market Funds	8,850,776	8,850,776	-	-
Total Investments in Securities:	$ 379,321,553	$ 314,639,291	$ 64,682,262	$ -
Transfers from Level 2 to Level 1 during the period were $202,290,573.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 530,170
Total Realized Gain (Loss)	(2,615,091)
Total Unrealized Gain (Loss)	2,315,439
Cost of Purchases	-
Proceeds of Sales	(204,982)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(25,536)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $380,062) - See accompanying schedule: Unaffiliated issuers (cost $324,007,858)	$ 370,470,777
Fidelity Central Funds (cost $8,850,776)	8,850,776
Total Investments (cost $332,858,634)		$ 379,321,553
Cash		2,989
Foreign currency held at value (cost $54,310)		54,463
Receivable for investments sold		2,483,275
Receivable for fund shares sold		272,103
Dividends receivable		841,401
Distributions receivable from Fidelity Central Funds		11,635
Prepaid expenses		445
Other receivables		186,757
Total assets		383,174,621

Liabilities
Payable for fund shares redeemed	$ 813,672
Accrued management fee	223,675
Distribution and service plan fees payable	139,802
Other affiliated payables	101,020
Other payables and accrued expenses	108,929
Collateral on securities loaned, at value	390,425
Total liabilities		1,777,523

Net Assets		$ 381,397,098
Net Assets consist of:
Paid in capital		$ 345,289,425
Accumulated net investment loss		(605,427)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,726,920)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,440,020
Net Assets		$ 381,397,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($176,355,117 ÷ 6,138,281 shares)	$ 28.73

Maximum offering price per share (100/94.25 of $28.73)	$ 30.48
Class T: Net Asset Value and redemption price per share ($54,462,528 ÷ 1,942,581 shares)	$ 28.04

Maximum offering price per share (100/96.50 of $28.04)	$ 29.06
Class B: Net Asset Value and offering price per share ($18,538,799 ÷ 693,065 shares)A	$ 26.75

Class C: Net Asset Value and offering price per share ($77,680,425 ÷ 2,931,007 shares)A	$ 26.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,360,229 ÷ 1,843,624 shares)	$ 29.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 3,129,131
Income from Fidelity Central Funds		61,258
Income before foreign taxes withheld		3,190,389
Less foreign taxes withheld		(284,532)
Total income		2,905,857

Expenses
Management fee	$ 1,324,797
Transfer agent fees	502,867
Distribution and service plan fees	837,795
Accounting and security lending fees	96,986
Custodian fees and expenses	129,136
Independent trustees' compensation	1,126
Registration fees	78,354
Audit	45,846
Legal	713
Interest	470
Miscellaneous	2,029
Total expenses before reductions	3,020,119
Expense reductions	(45,480)	2,974,639
Net investment income (loss)		(68,782)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,354,086)
Foreign currency transactions	13,280
Total net realized gain (loss)		(8,340,806)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,465,838
Assets and liabilities in foreign currencies	(7,821)
Total change in net unrealized appreciation (depreciation)		28,458,017
Net gain (loss)		20,117,211
Net increase (decrease) in net assets resulting from operations		$ 20,048,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (68,782)	$ 3,977,993
Net realized gain (loss)	(8,340,806)	22,771,263
Change in net unrealized appreciation (depreciation)	28,458,017	(61,670,156)
Net increase (decrease) in net assets resulting from operations	20,048,429	(34,920,900)
Distributions to shareholders from net investment income	(3,170,796)	(1,974,190)
Distributions to shareholders from net realized gain	(16,643,900)	(23,691,402)
Total distributions	(19,814,696)	(25,665,592)
Share transactions - net increase (decrease)	(3,315,248)	32,289,855
Redemption fees	22,479	135,689
Total increase (decrease) in net assets	(3,059,036)	(28,160,948)

Net Assets
Beginning of period	384,456,134	412,617,082
End of period (including accumulated net investment loss of $605,427 and undistributed net investment income of $2,634,151, respectively)	$ 381,397,098	$ 384,456,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.70	$ 32.97	$ 25.96	$ 15.74	$ 37.55	$ 22.48
Income from Investment Operations
Net investment income (loss) E	.02	.35	.25	.19	.19	.24
Net realized and unrealized gain (loss)	1.55	(2.62)	7.09	10.07	(18.72)	16.64
Total from investment operations	1.57	(2.27)	7.34	10.26	(18.53)	16.88
Distributions from net investment income	(.31)	(.20)	(.12)	(.05)	(.23)	(.15)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.54)	(2.01)	(.34)	(.05)	(3.29)	(1.83)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 28.73	$ 28.70	$ 32.97	$ 25.96	$ 15.74	$ 37.55
Total Return B, C, D	5.85%	(7.44)%	28.53%	65.43%	(53.66)%	80.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.42% A	1.39%	1.44%	1.54%	1.50%	1.47%
Expenses net of fee waivers, if any	1.42% A	1.39%	1.44%	1.50%	1.50%	1.47%
Expenses net of all reductions	1.39% A	1.35%	1.40%	1.41%	1.41%	1.40%
Net investment income (loss)	.16% A	1.12%	.86%	.94%	.73%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,355	$ 179,346	$ 189,255	$ 131,564	$ 71,722	$ 152,630
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.98	$ 32.20	$ 25.40	$ 15.43	$ 36.88	$ 22.13
Income from Investment Operations
Net investment income (loss) E	(.02)	.25	.15	.14	.12	.16
Net realized and unrealized gain (loss)	1.51	(2.55)	6.94	9.86	(18.38)	16.37
Total from investment operations	1.49	(2.30)	7.09	10.00	(18.26)	16.53
Distributions from net investment income	(.20)	(.12)	(.08)	(.04)	(.14)	(.12)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.43)	(1.93)	(.30)	(.04)	(3.20)	(1.80)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 28.04	$ 27.98	$ 32.20	$ 25.40	$ 15.43	$ 36.88
Total Return B, C, D	5.70%	(7.70)%	28.13%	65.06%	(53.79)%	79.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.70%	1.74%	1.84%	1.80%	1.79%
Expenses net of fee waivers, if any	1.71% A	1.69%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.65%	1.70%	1.66%	1.66%	1.67%
Net investment income (loss)	(.13)% A	.82%	.55%	.69%	.48%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,463	$ 55,452	$ 61,620	$ 45,259	$ 25,205	$ 64,813
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.62	$ 30.72	$ 24.29	$ 14.82	$ 35.55	$ 21.42
Income from Investment Operations
Net investment income (loss) E	(.08)	.10	.02	.04	(.01)	.03
Net realized and unrealized gain (loss)	1.44	(2.44)	6.61	9.45	(17.68)	15.79
Total from investment operations	1.36	(2.34)	6.63	9.49	(17.69)	15.82
Distributions from net investment income	-	-	-	(.03)	-	(.03)
Distributions from net realized gain	(1.23)	(1.77)	(.21)	-	(3.05)	(1.68)
Total distributions	(1.23)	(1.77)	(.21)	(.03)	(3.05)	(1.71)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 26.75	$ 26.62	$ 30.72	$ 24.29	$ 14.82	$ 35.55
Total Return B, C, D	5.43%	(8.16)%	27.48%	64.23%	(54.01)%	79.01%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20% A	2.19%	2.24%	2.32%	2.29%	2.28%
Expenses net of fee waivers, if any	2.20% A	2.18%	2.24%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.15%	2.20%	2.16%	2.16%	2.17%
Net investment income (loss)	(.62)% A	.32%	.06%	.19%	(.02)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,539	$ 20,831	$ 29,611	$ 25,750	$ 17,040	$ 40,775
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 30.58	$ 24.19	$ 14.76	$ 35.48	$ 21.39
Income from Investment Operations
Net investment income (loss) E	(.07)	.11	.03	.04	- J	.04
Net realized and unrealized gain (loss)	1.42	(2.41)	6.59	9.41	(17.63)	15.76
Total from investment operations	1.35	(2.30)	6.62	9.45	(17.63)	15.80
Distributions from net investment income	(.06)	(.04)	(.02)	(.03)	(.04)	(.05)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.29)	(1.85)	(.24)	(.03)	(3.10)	(1.73)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 26.50	$ 26.44	$ 30.58	$ 24.19	$ 14.76	$ 35.48
Total Return B, C, D	5.45%	(8.10)%	27.58%	64.21%	(54.02)%	79.05%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.13%	2.17%	2.28%	2.25%	2.21%
Expenses net of fee waivers, if any	2.16% A	2.13%	2.17%	2.25%	2.25%	2.21%
Expenses net of all reductions	2.14% A	2.10%	2.13%	2.16%	2.16%	2.13%
Net investment income (loss)	(.58)% A	.37%	.12%	.19%	(.02)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,680	$ 78,939	$ 87,089	$ 59,491	$ 30,577	$ 82,070
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.49	$ 33.80	$ 26.58	$ 16.07	$ 38.25	$ 22.84
Income from Investment Operations
Net investment income (loss) D	.07	.46	.34	.26	.27	.34
Net realized and unrealized gain (loss)	1.58	(2.69)	7.26	10.29	(19.09)	16.92
Total from investment operations	1.65	(2.23)	7.60	10.55	(18.82)	17.26
Distributions from net investment income	(.42)	(.29)	(.17)	(.05)	(.31)	(.19)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.65)	(2.09) J	(.39)	(.05)	(3.37)	(1.87)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.01	.02
Net asset value, end of period	$ 29.49	$ 29.49	$ 33.80	$ 26.58	$ 16.07	$ 38.25
Total Return B, C	5.99%	(7.13)%	28.87%	65.94%	(53.53)%	80.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.11% A	1.10%	1.14%	1.25%	1.20%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.10%	1.14%	1.25%	1.20%	1.16%
Expenses net of all reductions	1.09% A	1.06%	1.10%	1.16%	1.11%	1.08%
Net investment income (loss)	.47% A	1.41%	1.16%	1.18%	1.03%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,360	$ 49,888	$ 45,042	$ 23,888	$ 5,933	$ 16,300
Portfolio turnover rate F	77% A	119%	138%	91%	92% H	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,400,868
Gross unrealized depreciation	(19,554,050)
Net unrealized appreciation (depreciation) on securities and other investments	$ 44,846,818

Tax cost	$ 334,474,735

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,496,366 and $172,534,082, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 219,946	$ 5,655
Class T	.25%	.25%	135,526	1,091
Class B	.75%	.25%	97,112	72,967
Class C	.75%	.25%	385,211	62,505
			$ 837,795	$ 142,218

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 52,230
Class T	10,568
Class B*	21,013
Class C*	8,150
$ 91,961

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 237,822.27
Class T	84,127.31
Class B	29,123.30
Class C	100,920.26
Institutional Class	50,875.21
	$ 502,867

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,439,222.35%		$ 470

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $559 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58,328. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,480 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,898,062	$ 1,195,236
Class T	399,039	238,089
Class C	179,759	129,641
Institutional Class	693,936	411,224
Total	$ 3,170,796	$ 1,974,190
From net realized gain
Class A	$ 7,604,613	$ 10,575,420
Class T	2,417,821	3,522,540
Class B	945,064	1,697,909
Class C	3,624,620	5,318,244
Institutional Class	2,051,782	2,577,289
Total	$ 16,643,900	$ 23,691,402

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	666,457	2,202,556	$ 18,651,183	$ 71,049,522
Reinvestment of distributions	303,306	309,654	8,125,557	9,819,123
Shares redeemed	(1,079,433)	(2,005,332)	(29,866,716)	(62,867,653)
Net increase (decrease)	(109,670)	506,878	$ (3,089,976)	$ 18,000,992
Class T
Shares sold	163,150	487,526	$ 4,429,328	$ 15,326,473
Reinvestment of distributions	105,155	118,542	2,751,895	3,673,606
Shares redeemed	(307,421)	(538,208)	(8,322,987)	(16,492,902)
Net increase (decrease)	(39,116)	67,860	$ (1,141,764)	$ 2,507,177
Class B
Shares sold	9,384	65,556	$ 246,078	$ 2,016,841
Reinvestment of distributions	30,756	44,891	769,523	1,329,672
Shares redeemed	(129,586)	(291,995)	(3,357,223)	(8,641,379)
Net increase (decrease)	(89,446)	(181,548)	$ (2,341,622)	$ (5,294,866)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	213,350	976,733	$ 5,458,684	$ 29,282,683
Reinvestment of distributions	125,179	152,906	3,103,186	4,496,965
Shares redeemed	(392,568)	(992,268)	(10,013,769)	(28,874,366)
Net increase (decrease)	(54,039)	137,371	$ (1,451,899)	$ 4,905,282
Institutional Class
Shares sold	613,468	1,196,148	$ 17,584,228	$ 38,645,718
Reinvestment of distributions	64,226	57,110	1,763,657	1,854,949
Shares redeemed	(525,998)	(893,992)	(14,637,872)	(28,329,397)
Net increase (decrease)	151,696	359,266	$ 4,710,013	$ 12,171,270

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEA-USAN-0612
1.784873.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Asia
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.42%
Actual		$ 1,000.00	$ 1,058.50	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.12
Class T	1.71%
Actual		$ 1,000.00	$ 1,057.00	$ 8.75
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.57
Class B	2.20%
Actual		$ 1,000.00	$ 1,054.30	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.16%
Actual		$ 1,000.00	$ 1,054.50	$ 11.03
HypotheticalA		$ 1,000.00	$ 1,014.12	$ 10.82
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,059.90	$ 5.68
HypotheticalA		$ 1,000.00	$ 1,019.34	$ 5.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	7.3	5.7
Taiwan Semiconductor Manufacturing Co. Ltd.	4.1	3.9
China Mobile Ltd.	2.9	3.3
China Construction Bank Corp. (H Shares)	2.3	2.3
CNOOC Ltd.	2.1	2.6
Hyundai Motor Co.	1.9	0.7
China Petroleum & Chemical Corp. (H Shares)	1.9	1.0
Industrial & Commercial Bank of China Ltd. (H Shares)	1.8	1.8
AIA Group Ltd.	1.7	1.5
Power Assets Holdings Ltd.	1.4	1.9
	27.4
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.0	29.3
Information Technology	21.0	17.3
Industrials	9.0	10.3
Consumer Discretionary	8.7	10.3
Telecommunication Services	7.7	6.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 97.2%	Stocks 98.7%
Short-Term Investments and Net Other Assets (Liabilities) 2.8%	Short-Term Investments and Net Other Assets (Liabilities) 1.3%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 0.4%
Origin Energy Ltd.	61,798	$ 853,735
Spark Infrastructure Group unit	347,458	524,899
TOTAL AUSTRALIA		1,378,634
Bermuda - 1.1%
Cheung Kong Infrastructure Holdings Ltd.	238,000	1,412,604
Giordano International Ltd.	732,000	638,725
Jardine Matheson Holdings Ltd.	16,400	814,260
Kunlun Energy Co. Ltd.	592,000	1,043,810
Man Wah Holdings Ltd.	510,000	265,562
TOTAL BERMUDA		4,174,961
Cayman Islands - 3.3%
AirMedia Group, Inc. ADR (a)	122,200	348,270
ASM Pacific Technology Ltd.	89,300	1,209,673
Baidu.com, Inc. sponsored ADR (a)	7,500	995,250
Bosideng International Holdings Ltd.	1,470,000	424,404
Changyou.com Ltd. (A Shares) ADR (a)	12,000	290,640
China Lodging Group Ltd. ADR (a)	29,900	380,627
China Metal Recycling (Holdings) Ltd.	1,020,600	1,170,737
Country Garden Holdings Co. Ltd.	2,602,000	1,130,189
Home Inns & Hotels Management, Inc. sponsored ADR (a)	5,900	140,184
International Taifeng Holdings Ltd.	1,456,000	450,388
Kingboard Laminates Holdings Ltd.	329,000	153,504
LDK Solar Co. Ltd. sponsored ADR (a)(d)	29,200	92,856
Lee & Man Paper Manufacturing Ltd.	1,429,000	670,421
Microport Scientific Corp.	506,000	238,696
NVC Lighting Holdings Ltd.	190,000	69,058
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	17,000	417,690
Samson Holding Ltd.	940,000	124,790
Sands China Ltd.	585,200	2,300,478
SOHO China Ltd.	1,534,500	1,192,609
Spreadtrum Communications, Inc. ADR (d)	23,200	320,160
Youyuan International Holdings Ltd.	1,946,000	484,077
TOTAL CAYMAN ISLANDS		12,604,701
China - 14.0%
Agricultural Bank China Ltd. (H Shares)	4,254,000	2,023,195
Angang Steel Co. Ltd. (H Shares)	552,000	377,787
China CITIC Bank Corp. Ltd. (H Shares)	4,065,000	2,588,221
China Communications Construction Co. Ltd. (H Shares)	3,724,000	3,743,847
China Communications Services Corp. Ltd. (H Shares)	5,462,000	2,808,914
China Construction Bank Corp. (H Shares)	11,546,000	8,988,399
Common Stocks - continued
	Shares	Value
China - continued
China Eastern Airlines Corp. Ltd. (H Shares) (a)	1,874,000	$ 625,580
China Merchants Bank Co. Ltd. (H Shares)	1,456,000	3,160,220
China Minsheng Banking Corp. Ltd. (H Shares)	4,101,500	4,255,518
China Pacific Insurance Group Co. Ltd. (H Shares)	535,800	1,750,631
China Petroleum & Chemical Corp. (H Shares)	6,842,000	7,266,963
China Ship Container Lines Co. Ltd. (H Shares) (a)	1,841,000	600,327
China Southern Airlines Ltd. (H Shares) (a)	3,542,000	1,593,264
China Suntien Green Energy Corp. Ltd. (H Shares)	838,000	163,093
Dongfeng Motor Group Co. Ltd. (H Shares)	1,300,000	2,563,590
Harbin Power Equipment Co. Ltd. (H Shares)	1,478,000	1,541,121
Industrial & Commercial Bank of China Ltd. (H Shares)	10,594,000	7,072,999
Metallurgical Corp. China Ltd. (H Shares)	1,804,000	402,250
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	2,656,000	390,253
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,940,000	1,023,116
Weichai Power Co. Ltd. (H Shares)	128,000	602,992
TOTAL CHINA		53,542,280
Hong Kong - 15.5%
AIA Group Ltd.	1,826,400	6,497,089
BYD Electronic International Co. Ltd. (a)	547,500	165,125
Cathay Pacific Airways Ltd.	1,573,000	2,668,078
China Insurance International Holdings Co. Ltd. (a)	716,200	1,493,574
China Mobile Ltd.	1,003,500	11,102,246
China Unicom Ltd.	1,568,000	2,742,396
Citic Pacific Ltd.	930,000	1,531,890
CNOOC Ltd.	3,844,500	8,124,000
Henderson Land Development Co. Ltd.	287,000	1,635,001
HKT Trust / HKT Ltd. unit	711,942	553,319
Lenovo Group Ltd.	2,616,000	2,515,304
New World Development Co. Ltd.	2,938,838	3,662,823
PCCW Ltd.	7,844,000	2,921,792
Power Assets Holdings Ltd.	727,500	5,438,446
Sino-Ocean Land Holdings Ltd.	1,045,500	487,805
Sinotruk Hong Kong Ltd.	2,905,500	1,771,315
Sun Hung Kai Properties Ltd.	444,000	5,356,396
Techtronic Industries Co. Ltd.	342,000	413,028
TOTAL HONG KONG		59,079,627
India - 7.6%
Aditya Birla Nuvo Ltd.	24,656	434,084
Apollo Tyres Ltd.	567,802	974,638
Axis Bank Ltd.	131,200	2,757,654
Common Stocks - continued
	Shares	Value
India - continued
Canara Bank	195,600	$ 1,621,551
Chennai Petroleum Corp. Ltd.	42,318	120,690
Deccan Chronicle Holdings Ltd. (a)	367,274	278,602
Dena Bank	289,157	511,440
Exide Industries Ltd.	144,079	353,734
Gateway Distriparks Ltd.	178,612	512,791
Grasim Industries Ltd.	40,319	2,104,962
HCL Infosystems Ltd.	344,917	292,097
Hindalco Industries Ltd.	643,053	1,474,388
Hindustan Unilever Ltd.	246,359	1,953,470
Housing Development and Infrastructure Ltd. (a)	129,674	198,334
ICSA (India) Ltd.	186,602	66,258
Indian Overseas Bank	467,582	775,086
Ipca Laboratories Ltd.	60,133	412,704
Jubilant Industries Ltd.	5,873	29,914
Jubilant Life Sciences Ltd.	101,017	347,273
NIIT Technologies Ltd.	77,144	382,095
Page Industries Ltd.	3,278	194,707
Piramal Healthcare Ltd.	82,535	686,342
Polaris Financial Technology Ltd.	100,621	250,669
Ranbaxy Laboratories Ltd.	60,542	578,118
Reliance Infrastructure Ltd.	37,973	380,487
Rolta India Ltd.	202,090	335,953
SREI Infrastructure Finance Ltd.	1,190,428	582,047
Strides Arcolab Ltd.	28,646	365,982
Syndicate Bank	176,416	348,712
Tata Chemicals Ltd.	46,187	294,890
Tata Consultancy Services Ltd.	170,307	4,031,230
Tata Motors Ltd. Class A	975,219	3,349,798
Tata Steel Ltd.	190,208	1,674,546
Tech Mahindra Ltd.	31,238	416,240
TOTAL INDIA		29,091,486
Indonesia - 5.4%
PT Astra International Tbk	437,500	3,379,849
PT Bank Mandiri (Persero) Tbk	3,565,500	2,870,866
PT Bank Rakyat Indonesia Tbk	6,129,000	4,434,780
PT BISI International Tbk	1,735,500	158,622
PT Global Mediacom Tbk	3,804,000	687,083
PT Gudang Garam Tbk	228,500	1,471,868
PT Indosat Tbk	567,000	299,217
PT Media Nusantara Citra Tbk	697,500	170,761
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Telkomunikasi Indonesia Tbk Series B	3,018,000	$ 2,782,798
PT Tower Bersama Infrastructure Tbk	1,977,000	656,096
PT Unilever Indonesia Tbk	782,500	1,690,074
PT United Tractors Tbk	505,000	1,626,462
PT XL Axiata Tbk	700,500	411,588
TOTAL INDONESIA		20,640,064
Korea (South) - 23.1%
BS Financial Group, Inc.	323,780	3,337,717
Cheil Worldwide, Inc.	67,400	1,174,897
Chong Kun Dang Pharmaceutical Corp.	29,390	413,495
CJ CheilJedang Corp.	9,381	3,104,519
Daewoo Securities Co. Ltd.	49,470	503,400
DGB Financial Group Co. Ltd.	86,140	1,009,937
Dongbu Insurance Co. Ltd.	38,130	1,525,032
Doosan Co. Ltd.	12,803	1,563,380
Hana Financial Group, Inc.	129,540	4,453,162
Hanjin Shipping Co. Ltd.	25,530	351,281
Hotel Shilla Co.	22,750	1,064,904
Hyundai Department Store Co. Ltd.	16,060	2,266,626
Hyundai Fire & Marine Insurance Co. Ltd.	20,500	526,048
Hyundai Heavy Industries Co. Ltd.	8,852	2,216,672
Hyundai Merchant Marine Co. Ltd.	19,350	492,258
Hyundai Motor Co.	30,658	7,283,862
ICD Co. Ltd.	16,032	325,570
Industrial Bank of Korea	92,000	1,017,587
Korea Electric Power Corp. (a)	89,840	1,723,488
Korean Air Lines Co. Ltd.	12,661	498,542
LG International Corp.	31,874	1,305,844
LIG Non-Life Insurance Co. Ltd.	16,970	352,877
Lotte Samkang Co. Ltd.	2,877	1,227,045
Lotte Shopping Co. Ltd.	4,256	1,321,850
Nong Shim Co. Ltd.	2,179	436,716
OCI Co. Ltd.	5,824	1,102,830
Orion Corp.	1,455	1,156,147
Poongsan Corp.	9,966	265,437
POSCO	15,656	5,186,497
Samsung Electronics Co. Ltd.	22,716	27,939,597
Samsung Fire & Marine Insurance Co. Ltd.	17,703	3,383,563
Samsung Heavy Industries Ltd.	107,320	3,959,955
SK Chemicals Co. Ltd.	30,094	1,499,208
SK Energy Co. Ltd.	16,413	2,294,662
Common Stocks - continued
	Shares	Value
Korea (South) - continued
SK Holdings Co. Ltd.	8,540	$ 918,138
Sungwoo Hitech Co. Ltd.	78,679	887,652
TOTAL KOREA (SOUTH)		88,090,395
Malaysia - 0.5%
Genting Malaysia Bhd	1,181,600	1,499,701
Glomac Bhd	1,577,300	435,315
TOTAL MALAYSIA		1,935,016
Mauritius - 0.4%
Golden Agri-Resources Ltd.	2,385,000	1,416,374
Philippines - 1.0%
BDO Unibank, Inc.	754,780	1,185,022
Globe Telecom, Inc.	20,970	558,006
Manila Water Co., Inc.	2,163,800	1,267,541
PUREGOLD Price Club, Inc.	436,600	250,580
Security Bank Corp.	137,240	465,441
TOTAL PHILIPPINES		3,726,590
Singapore - 4.7%
Avago Technologies Ltd.	29,400	1,013,712
CapitaMall Trust	1,111,000	1,615,804
China Minzhong Food Corp. Ltd. (a)	233,000	158,138
City Developments Ltd.	270,000	2,212,096
DBS Group Holdings Ltd.	327,000	3,688,377
First Resources Ltd.	786,000	1,193,940
Keppel Corp. Ltd.	403,600	3,603,426
Mapletree Industrial (REIT)	433,000	395,338
Mapletree Logistics Trust (REIT)	1,313,000	1,039,664
Olam International Ltd.	622,000	1,140,823
UOL Group Ltd.	346,000	1,263,621
Yanlord Land Group Ltd.	706,000	661,706
TOTAL SINGAPORE		17,986,645
Taiwan - 11.1%
Advanced Semiconductor Engineering, Inc.	2,448,000	2,466,213
Asia Cement Corp.	1,922,300	2,317,573
Chicony Electronics Co. Ltd.	999,000	1,953,113
Chipbond Technology Corp.	256,000	347,714
Compal Electronics, Inc.	2,266,000	2,611,477
E.Sun Financial Holdings Co. Ltd.	3,610,568	1,919,527
EVA Airways Corp.	1,585,900	954,641
Common Stocks - continued
	Shares	Value
Taiwan - continued
Formosa Plastics Corp.	934,000	$ 2,658,961
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,550,900	4,915,217
Insyde Software Corp.	131,195	607,488
Lite-On Technology Corp.	623,000	761,789
Lung Yen Life Service Co. Ltd.	37,000	112,440
Macronix International Co. Ltd.	1,307,000	432,155
Taichung Commercial Bank Co. Ltd.	23,640	7,427
Taiwan Semiconductor Manufacturing Co. Ltd.	5,277,393	15,626,678
United Microelectronics Corp.	2,479,000	1,299,078
Wistron Corp.	1,963,100	2,952,562
Yang Ming Marine Transport Corp.	918,000	390,437
TOTAL TAIWAN		42,334,490
Thailand - 6.1%
Advanced Info Service PCL (For. Reg.)	444,100	2,642,507
Banpu PCL (For. Reg.)	197,400	3,568,668
Charoen Pokphand Foods PCL (For. Reg.)	1,524,400	2,019,811
LPN Development PCL (For. Reg.)	3,834,100	2,156,720
PTT Global Chemical PCL (For. Reg.)	1,239,067	2,769,821
PTT PCL (For. Reg.)	345,600	3,944,256
Siam Commercial Bank PCL (For. Reg.)	477,600	2,407,023
Siam Makro PCL (For. Reg.)	61,100	760,894
Thai Union Frozen Products PCL:
rights 5/18/12 (a)	121,020	89,521
(For. Reg.)	605,100	1,431,345
Total Access Communication PCL	263,900	699,335
Total Access Communication PCL unit	220,200	590,684
TOTAL THAILAND		23,080,585
United Kingdom - 1.4%
HSBC Holdings PLC (Hong Kong)	460,878	4,167,422
Standard Chartered PLC (Hong Kong)	38,300	945,326
Vedanta Resources PLC	16,100	318,025
TOTAL UNITED KINGDOM		5,430,773
United States of America - 1.6%
China Natural Gas, Inc. (a)(d)	13,300	21,280
Citigroup, Inc.	27,400	905,296
Cognizant Technology Solutions Corp. Class A (a)	49,300	3,614,676
Cree, Inc. (a)	6,200	191,580
Common Stocks - continued
	Shares	Value
United States of America - continued
Freeport-McMoRan Copper & Gold, Inc.	21,000	$ 804,300
Zhongpin, Inc. (a)	44,600	421,024
TOTAL UNITED STATES OF AMERICA		5,958,156
TOTAL COMMON STOCKS (Cost $324,007,858)		370,470,777
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.14% (b)	8,460,351	8,460,351
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	390,425	390,425
TOTAL MONEY MARKET FUNDS (Cost $8,850,776)		8,850,776
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $332,858,634)		379,321,553
NET OTHER ASSETS (LIABILITIES) - 0.5%		2,075,545
NET ASSETS - 100%		$ 381,397,098
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,930
Fidelity Securities Lending Cash Central Fund	58,328
Total	$ 61,258
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 33,328,963	$ 33,328,963	$ -	$ -
Consumer Staples	20,149,969	20,060,448	89,521	-
Energy	27,379,877	11,988,914	15,390,963	-
Financials	106,975,587	102,808,165	4,167,422	-
Health Care	3,042,610	3,042,610	-	-
Industrials	34,835,275	34,835,275	-	-
Information Technology	78,993,363	59,601,394	19,391,969	-
Materials	26,227,490	18,936,031	7,291,459	-
Telecommunication Services	28,768,898	12,141,458	16,627,440	-
Utilities	10,768,745	9,045,257	1,723,488	-
Money Market Funds	8,850,776	8,850,776	-	-
Total Investments in Securities:	$ 379,321,553	$ 314,639,291	$ 64,682,262	$ -
Transfers from Level 2 to Level 1 during the period were $202,290,573.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 530,170
Total Realized Gain (Loss)	(2,615,091)
Total Unrealized Gain (Loss)	2,315,439
Cost of Purchases	-
Proceeds of Sales	(204,982)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(25,536)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $380,062) - See accompanying schedule: Unaffiliated issuers (cost $324,007,858)	$ 370,470,777
Fidelity Central Funds (cost $8,850,776)	8,850,776
Total Investments (cost $332,858,634)		$ 379,321,553
Cash		2,989
Foreign currency held at value (cost $54,310)		54,463
Receivable for investments sold		2,483,275
Receivable for fund shares sold		272,103
Dividends receivable		841,401
Distributions receivable from Fidelity Central Funds		11,635
Prepaid expenses		445
Other receivables		186,757
Total assets		383,174,621

Liabilities
Payable for fund shares redeemed	$ 813,672
Accrued management fee	223,675
Distribution and service plan fees payable	139,802
Other affiliated payables	101,020
Other payables and accrued expenses	108,929
Collateral on securities loaned, at value	390,425
Total liabilities		1,777,523

Net Assets		$ 381,397,098
Net Assets consist of:
Paid in capital		$ 345,289,425
Accumulated net investment loss		(605,427)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,726,920)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		46,440,020
Net Assets		$ 381,397,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($176,355,117 ÷ 6,138,281 shares)	$ 28.73

Maximum offering price per share (100/94.25 of $28.73)	$ 30.48
Class T: Net Asset Value and redemption price per share ($54,462,528 ÷ 1,942,581 shares)	$ 28.04

Maximum offering price per share (100/96.50 of $28.04)	$ 29.06
Class B: Net Asset Value and offering price per share ($18,538,799 ÷ 693,065 shares)A	$ 26.75

Class C: Net Asset Value and offering price per share ($77,680,425 ÷ 2,931,007 shares)A	$ 26.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($54,360,229 ÷ 1,843,624 shares)	$ 29.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report
Statement of Operations

	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 3,129,131
Income from Fidelity Central Funds		61,258
Income before foreign taxes withheld		3,190,389
Less foreign taxes withheld		(284,532)
Total income		2,905,857

Expenses
Management fee	$ 1,324,797
Transfer agent fees	502,867
Distribution and service plan fees	837,795
Accounting and security lending fees	96,986
Custodian fees and expenses	129,136
Independent trustees' compensation	1,126
Registration fees	78,354
Audit	45,846
Legal	713
Interest	470
Miscellaneous	2,029
Total expenses before reductions	3,020,119
Expense reductions	(45,480)	2,974,639
Net investment income (loss)		(68,782)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,354,086)
Foreign currency transactions	13,280
Total net realized gain (loss)		(8,340,806)
Change in net unrealized appreciation (depreciation) on: Investment securities	28,465,838
Assets and liabilities in foreign currencies	(7,821)
Total change in net unrealized appreciation (depreciation)		28,458,017
Net gain (loss)		20,117,211
Net increase (decrease) in net assets resulting from operations		$ 20,048,429

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (68,782)	$ 3,977,993
Net realized gain (loss)	(8,340,806)	22,771,263
Change in net unrealized appreciation (depreciation)	28,458,017	(61,670,156)
Net increase (decrease) in net assets resulting from operations	20,048,429	(34,920,900)
Distributions to shareholders from net investment income	(3,170,796)	(1,974,190)
Distributions to shareholders from net realized gain	(16,643,900)	(23,691,402)
Total distributions	(19,814,696)	(25,665,592)
Share transactions - net increase (decrease)	(3,315,248)	32,289,855
Redemption fees	22,479	135,689
Total increase (decrease) in net assets	(3,059,036)	(28,160,948)

Net Assets
Beginning of period	384,456,134	412,617,082
End of period (including accumulated net investment loss of $605,427 and undistributed net investment income of $2,634,151, respectively)	$ 381,397,098	$ 384,456,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.70	$ 32.97	$ 25.96	$ 15.74	$ 37.55	$ 22.48
Income from Investment Operations
Net investment income (loss) E	.02	.35	.25	.19	.19	.24
Net realized and unrealized gain (loss)	1.55	(2.62)	7.09	10.07	(18.72)	16.64
Total from investment operations	1.57	(2.27)	7.34	10.26	(18.53)	16.88
Distributions from net investment income	(.31)	(.20)	(.12)	(.05)	(.23)	(.15)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.54)	(2.01)	(.34)	(.05)	(3.29)	(1.83)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 28.73	$ 28.70	$ 32.97	$ 25.96	$ 15.74	$ 37.55
Total Return B, C, D	5.85%	(7.44)%	28.53%	65.43%	(53.66)%	80.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.42% A	1.39%	1.44%	1.54%	1.50%	1.47%
Expenses net of fee waivers, if any	1.42% A	1.39%	1.44%	1.50%	1.50%	1.47%
Expenses net of all reductions	1.39% A	1.35%	1.40%	1.41%	1.41%	1.40%
Net investment income (loss)	.16% A	1.12%	.86%	.94%	.73%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,355	$ 179,346	$ 189,255	$ 131,564	$ 71,722	$ 152,630
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 27.98	$ 32.20	$ 25.40	$ 15.43	$ 36.88	$ 22.13
Income from Investment Operations
Net investment income (loss) E	(.02)	.25	.15	.14	.12	.16
Net realized and unrealized gain (loss)	1.51	(2.55)	6.94	9.86	(18.38)	16.37
Total from investment operations	1.49	(2.30)	7.09	10.00	(18.26)	16.53
Distributions from net investment income	(.20)	(.12)	(.08)	(.04)	(.14)	(.12)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.43)	(1.93)	(.30)	(.04)	(3.20)	(1.80)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 28.04	$ 27.98	$ 32.20	$ 25.40	$ 15.43	$ 36.88
Total Return B, C, D	5.70%	(7.70)%	28.13%	65.06%	(53.79)%	79.98%
Ratios to Average Net Assets F, H
Expenses before reductions	1.71% A	1.70%	1.74%	1.84%	1.80%	1.79%
Expenses net of fee waivers, if any	1.71% A	1.69%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.65%	1.70%	1.66%	1.66%	1.67%
Net investment income (loss)	(.13)% A	.82%	.55%	.69%	.48%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,463	$ 55,452	$ 61,620	$ 45,259	$ 25,205	$ 64,813
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.62	$ 30.72	$ 24.29	$ 14.82	$ 35.55	$ 21.42
Income from Investment Operations
Net investment income (loss) E	(.08)	.10	.02	.04	(.01)	.03
Net realized and unrealized gain (loss)	1.44	(2.44)	6.61	9.45	(17.68)	15.79
Total from investment operations	1.36	(2.34)	6.63	9.49	(17.69)	15.82
Distributions from net investment income	-	-	-	(.03)	-	(.03)
Distributions from net realized gain	(1.23)	(1.77)	(.21)	-	(3.05)	(1.68)
Total distributions	(1.23)	(1.77)	(.21)	(.03)	(3.05)	(1.71)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 26.75	$ 26.62	$ 30.72	$ 24.29	$ 14.82	$ 35.55
Total Return B, C, D	5.43%	(8.16)%	27.48%	64.23%	(54.01)%	79.01%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20% A	2.19%	2.24%	2.32%	2.29%	2.28%
Expenses net of fee waivers, if any	2.20% A	2.18%	2.24%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.17% A	2.15%	2.20%	2.16%	2.16%	2.17%
Net investment income (loss)	(.62)% A	.32%	.06%	.19%	(.02)%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,539	$ 20,831	$ 29,611	$ 25,750	$ 17,040	$ 40,775
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 26.44	$ 30.58	$ 24.19	$ 14.76	$ 35.48	$ 21.39
Income from Investment Operations
Net investment income (loss) E	(.07)	.11	.03	.04	- J	.04
Net realized and unrealized gain (loss)	1.42	(2.41)	6.59	9.41	(17.63)	15.76
Total from investment operations	1.35	(2.30)	6.62	9.45	(17.63)	15.80
Distributions from net investment income	(.06)	(.04)	(.02)	(.03)	(.04)	(.05)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.29)	(1.85)	(.24)	(.03)	(3.10)	(1.73)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.01	.02
Net asset value, end of period	$ 26.50	$ 26.44	$ 30.58	$ 24.19	$ 14.76	$ 35.48
Total Return B, C, D	5.45%	(8.10)%	27.58%	64.21%	(54.02)%	79.05%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.13%	2.17%	2.28%	2.25%	2.21%
Expenses net of fee waivers, if any	2.16% A	2.13%	2.17%	2.25%	2.25%	2.21%
Expenses net of all reductions	2.14% A	2.10%	2.13%	2.16%	2.16%	2.13%
Net investment income (loss)	(.58)% A	.37%	.12%	.19%	(.02)%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,680	$ 78,939	$ 87,089	$ 59,491	$ 30,577	$ 82,070
Portfolio turnover rate G	77% A	119%	138%	91%	92% I	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.49	$ 33.80	$ 26.58	$ 16.07	$ 38.25	$ 22.84
Income from Investment Operations
Net investment income (loss) D	.07	.46	.34	.26	.27	.34
Net realized and unrealized gain (loss)	1.58	(2.69)	7.26	10.29	(19.09)	16.92
Total from investment operations	1.65	(2.23)	7.60	10.55	(18.82)	17.26
Distributions from net investment income	(.42)	(.29)	(.17)	(.05)	(.31)	(.19)
Distributions from net realized gain	(1.23)	(1.81)	(.22)	-	(3.06)	(1.68)
Total distributions	(1.65)	(2.09) J	(.39)	(.05)	(3.37)	(1.87)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.01	.02
Net asset value, end of period	$ 29.49	$ 29.49	$ 33.80	$ 26.58	$ 16.07	$ 38.25
Total Return B, C	5.99%	(7.13)%	28.87%	65.94%	(53.53)%	80.97%
Ratios to Average Net Assets E, G
Expenses before reductions	1.11% A	1.10%	1.14%	1.25%	1.20%	1.16%
Expenses net of fee waivers, if any	1.11% A	1.10%	1.14%	1.25%	1.20%	1.16%
Expenses net of all reductions	1.09% A	1.06%	1.10%	1.16%	1.11%	1.08%
Net investment income (loss)	.47% A	1.41%	1.16%	1.18%	1.03%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,360	$ 49,888	$ 45,042	$ 23,888	$ 5,933	$ 16,300
Portfolio turnover rate F	77% A	119%	138%	91%	92% H	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 64,400,868
Gross unrealized depreciation	(19,554,050)
Net unrealized appreciation (depreciation) on securities and other investments	$ 44,846,818

Tax cost	$ 334,474,735

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,496,366 and $172,534,082, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 219,946	$ 5,655
Class T	.25%	.25%	135,526	1,091
Class B	.75%	.25%	97,112	72,967
Class C	.75%	.25%	385,211	62,505
			$ 837,795	$ 142,218

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 52,230
Class T	10,568
Class B*	21,013
Class C*	8,150
$ 91,961

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 237,822.27
Class T	84,127.31
Class B	29,123.30
Class C	100,920.26
Institutional Class	50,875.21
	$ 502,867

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $55 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,439,222.35%		$ 470

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $559 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $58,328. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $45,480 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,898,062	$ 1,195,236
Class T	399,039	238,089
Class C	179,759	129,641
Institutional Class	693,936	411,224
Total	$ 3,170,796	$ 1,974,190
From net realized gain
Class A	$ 7,604,613	$ 10,575,420
Class T	2,417,821	3,522,540
Class B	945,064	1,697,909
Class C	3,624,620	5,318,244
Institutional Class	2,051,782	2,577,289
Total	$ 16,643,900	$ 23,691,402

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	666,457	2,202,556	$ 18,651,183	$ 71,049,522
Reinvestment of distributions	303,306	309,654	8,125,557	9,819,123
Shares redeemed	(1,079,433)	(2,005,332)	(29,866,716)	(62,867,653)
Net increase (decrease)	(109,670)	506,878	$ (3,089,976)	$ 18,000,992
Class T
Shares sold	163,150	487,526	$ 4,429,328	$ 15,326,473
Reinvestment of distributions	105,155	118,542	2,751,895	3,673,606
Shares redeemed	(307,421)	(538,208)	(8,322,987)	(16,492,902)
Net increase (decrease)	(39,116)	67,860	$ (1,141,764)	$ 2,507,177
Class B
Shares sold	9,384	65,556	$ 246,078	$ 2,016,841
Reinvestment of distributions	30,756	44,891	769,523	1,329,672
Shares redeemed	(129,586)	(291,995)	(3,357,223)	(8,641,379)
Net increase (decrease)	(89,446)	(181,548)	$ (2,341,622)	$ (5,294,866)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class C
Shares sold	213,350	976,733	$ 5,458,684	$ 29,282,683
Reinvestment of distributions	125,179	152,906	3,103,186	4,496,965
Shares redeemed	(392,568)	(992,268)	(10,013,769)	(28,874,366)
Net increase (decrease)	(54,039)	137,371	$ (1,451,899)	$ 4,905,282
Institutional Class
Shares sold	613,468	1,196,148	$ 17,584,228	$ 38,645,718
Reinvestment of distributions	64,226	57,110	1,763,657	1,854,949
Shares redeemed	(525,998)	(893,992)	(14,637,872)	(28,329,397)
Net increase (decrease)	151,696	359,266	$ 4,710,013	$ 12,171,270

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AEAI-USAN-0612
1.784874.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Markets
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.56%
Actual		$ 1,000.00	$ 1,046.30	$ 7.94
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.82
Class T	1.82%
Actual		$ 1,000.00	$ 1,044.30	$ 9.25
Hypothetical A		$ 1,000.00	$ 1,015.81	$ 9.12
Class B	2.31%
Actual		$ 1,000.00	$ 1,041.90	$ 11.73
Hypothetical A		$ 1,000.00	$ 1,013.38	$ 11.56
Class C	2.31%
Actual		$ 1,000.00	$ 1,042.00	$ 11.73
Hypothetical A		$ 1,000.00	$ 1,013.38	$ 11.56
Institutional Class	1.24%
Actual		$ 1,000.00	$ 1,047.60	$ 6.31
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.1	4.3
Hyundai Motor Co. (Korea (South), Automobiles)	2.0	2.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6	1.4
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.5	1.2
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.4	1.9
	11.6
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	23.6
Information Technology	14.7	11.4
Energy	13.4	14.2
Consumer Discretionary	12.4	10.7
Materials	9.8	11.1
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	20.5	20.2
Brazil	10.9	15.1
Indonesia	6.9	5.3
Taiwan	6.7	6.7
China	6.3	8.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 98.9%	Stocks 98.2%
Bonds 0.1%	Bonds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)(d)	415,951	$ 1,194,980
Bailiwick of Jersey - 0.2%
Randgold Resources Ltd. sponsored ADR	12,850	1,145,578
Bermuda - 2.8%
African Minerals Ltd. (a)	189,600	1,600,247
Aquarius Platinum Ltd.:
(Australia)	27,438	62,318
(United Kingdom)	227,289	479,587
Cheung Kong Infrastructure Holdings Ltd.	337,000	2,000,200
Credicorp Ltd. (NY Shares)	31,600	4,136,756
Digital China Holdings Ltd. (H Shares)	1,058,000	2,007,277
Great Eagle Holdings Ltd.	367,000	1,083,217
Kunlun Energy Co. Ltd.	1,840,000	3,244,276
TOTAL BERMUDA		14,613,878
Brazil - 10.9%
Banco do Brasil SA	196,900	2,435,749
Banco Do Est Rio Grande Sul SA	283,000	2,452,672
BM&F Bovespa SA	412,700	2,320,984
BR Malls Participacoes SA	262,100	3,256,054
BR Properties SA	87,500	1,085,631
Brasil Brokers Participacoes SA	113,800	389,254
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	16,500	775,995
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	119,500	5,016,610
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	89,800	3,525,762
Companhia de Saneamento de Minas Gerais	86,700	2,022,689
Eletropaulo Metropolitana SA (PN-B)	150,900	2,308,446
JBS SA (a)	356,700	1,403,483
Klabin SA (PN) (non-vtg.)	339,100	1,625,986
Localiza Rent A Car SA	132,600	2,264,318
Marfrig Alimentos SA	171,600	944,356
MMX Mineracao e Metalicos SA (a)	202,200	939,848
MMX Mineracao e Metalicos SA (a)	269,000	574,367
Multiplan Empreendimentos Imobiliarios SA	66,600	1,572,279
Multiplus SA	124,924	2,706,692
OGX Petroleo e Gas Participacoes SA (a)	617,300	4,284,489
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	207,010	4,587,342
Tegma Gestao Logistica SA	90,600	1,378,380
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	170,000	$ 3,861,711
Vale SA (PN-A) sponsored ADR	211,210	4,568,472
TOTAL BRAZIL		56,301,569
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	174,400	733,148
Mail.ru Group Ltd. GDR (a)(e)	68,500	2,962,625
TOTAL BRITISH VIRGIN ISLANDS		3,695,773
Canada - 0.5%
First Quantum Minerals Ltd.	129,800	2,696,528
Cayman Islands - 5.8%
Baidu.com, Inc. sponsored ADR (a)	22,915	3,040,821
Changyou.com Ltd. (A Shares) ADR (a)(d)	18,800	455,336
China Liansu Group Holdings Ltd.	2,478,000	1,558,601
China Metal Recycling (Holdings) Ltd.	1,468,200	1,684,182
China Shanshui Cement Group Ltd.	3,369,000	2,731,275
Country Garden Holdings Co. Ltd.	4,643,000	2,016,705
Eurasia Drilling Co. Ltd. GDR (Reg. S)	74,563	2,125,046
Focus Media Holding Ltd. ADR (d)	40,400	965,156
Lee & Man Paper Manufacturing Ltd.	3,563,000	1,671,595
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	153,400	2,380,768
Mongolian Mining Corp. (a)	1,295,000	1,043,191
NetEase.com, Inc. sponsored ADR (a)	41,000	2,473,120
Shanda Games Ltd. sponsored ADR	328,450	1,740,785
Shenguan Holdings Group Ltd.	30,000	16,240
Shenzhou International Group Holdings Ltd.	1,508,000	2,837,710
SOHO China Ltd.	2,099,000	1,631,337
Vinda International Holdings Ltd.	1,074,000	1,913,049
TOTAL CAYMAN ISLANDS		30,284,917
Chile - 1.0%
CFR Pharmaceuticals SA	8,064,456	2,013,205
Compania Cervecerias Unidas SA sponsored ADR	25,100	1,797,662
Embotelladora Andina SA:
Class A	219,129	993,782
Class B	94,864	502,578
TOTAL CHILE		5,307,227
China - 6.3%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	786,800	1,174,321
China CITIC Bank Corp. Ltd. (H Shares)	6,113,000	3,892,200
China Communications Construction Co. Ltd. (H Shares)	3,781,000	3,801,151
Common Stocks - continued
	Shares	Value
China - continued
China Communications Services Corp. Ltd. (H Shares)	6,118,000	$ 3,146,272
China Minsheng Banking Corp. Ltd. (H Shares)	4,886,000	5,069,477
China Petroleum & Chemical Corp.:
(H Shares)	2,400,000	2,549,066
sponsored ADR (H Shares) (d)	14,600	1,539,862
China Ship Container Lines Co. Ltd. (H Shares) (a)	6,881,000	2,243,809
China Southern Airlines Ltd. (H Shares) (a)	3,878,000	1,744,404
Great Wall Motor Co. Ltd. (H Shares)	1,614,000	3,486,514
Huadian Power International Corp. Ltd. (H shares) (a)	6,998,000	1,614,510
Yantai Changyu Pioneer Wine Co. (B Shares)	227,939	2,409,053
TOTAL CHINA		32,670,639
Colombia - 1.6%
Almacenes Exito SA	106,063	1,721,198
BanColombia SA sponsored ADR	24,400	1,655,052
Ecopetrol SA ADR (d)	73,900	4,781,330
TOTAL COLOMBIA		8,157,580
Czech Republic - 1.0%
Ceske Energeticke Zavody A/S	76,450	3,082,913
Philip Morris CR A/S	3,397	1,973,312
TOTAL CZECH REPUBLIC		5,056,225
Hong Kong - 4.8%
AIA Group Ltd.	521,600	1,855,498
China Mobile Ltd.	643,500	7,119,377
China Power International Development Ltd.	9,636,000	2,185,865
CNOOC Ltd.	3,536,000	7,472,094
Dah Chong Hong Holdings Ltd.	3,000	3,194
Guangdong Investment Ltd.	3,516,000	2,587,610
Lenovo Group Ltd.	3,620,000	3,480,657
Singamas Container Holdings Ltd.	1,220,000	366,378
TOTAL HONG KONG		25,070,673
Hungary - 0.5%
Magyar Telekom PLC	1,074,676	2,708,955
India - 4.3%
Bank of Baroda	209,047	3,056,020
Bharat Petroleum Corp. Ltd.	142,378	1,813,079
Hero Motocorp Ltd.	50,888	2,165,433
Hindustan Unilever Ltd.	376,237	2,983,321
Housing Development and Infrastructure Ltd. (a)	944,681	1,444,870
Common Stocks - continued
	Shares	Value
India - continued
Tata Motors Ltd.	749,277	$ 4,481,489
Tata Steel Ltd.	388,190	3,417,532
Ultratech Cemco Ltd.	105,054	2,842,333
TOTAL INDIA		22,204,077
Indonesia - 6.9%
PT Adaro Energy Tbk	3,802,500	769,561
PT AKR Corporindo Tbk	576,500	258,752
PT Astra International Tbk	622,500	4,809,042
PT Bank Mandiri (Persero) Tbk	3,669,000	2,954,203
PT Bank Rakyat Indonesia Tbk	5,943,500	4,300,557
PT Bank Tabungan Negara Tbk	27,500	4,129
PT Bumi Serpong Damai Tbk	11,588,100	1,803,056
PT BW Plantation Tbk	4,889,500	819,306
PT Ciputra Development Tbk	14,439,000	1,194,020
PT Gadjah Tunggal Tbk	4,696,500	1,315,868
PT Global Mediacom Tbk	4,665,000	842,598
PT Harum Energy Tbk	205,500	159,874
PT Indocement Tunggal Prakarsa Tbk	1,282,000	2,517,828
PT Media Nusantara Citra Tbk	1,175,000	287,661
PT Mitra Adiperkasa Tbk	2,202,500	1,665,565
PT Resource Alam Indonesia Tbk	949,500	635,376
PT Sampoerna Agro Tbk	1,399,500	498,707
PT Semen Gresik (Persero) Tbk	1,299,500	1,717,961
PT Summarecon Agung Tbk	9,495,000	1,787,318
PT Tower Bersama Infrastructure Tbk	9,290,500	3,083,186
PT United Tractors Tbk	786,500	2,533,094
PT XL Axiata Tbk	2,737,500	1,608,454
TOTAL INDONESIA		35,566,116
Ireland - 0.1%
Dragon Oil PLC	54,023	514,271
Israel - 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	990,700	1,657,833
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR unit (a)	80,299	542,018
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	37,200	744,000
TOTAL KAZAKHSTAN		1,286,018
Korea (South) - 20.5%
CJ CheilJedang Corp.	10,123	3,350,074
CJ Corp.	242	16,724
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daelim Industrial Co.	22,754	$ 2,114,076
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	96,570	2,708,788
Dongbu Insurance Co. Ltd.	55,282	2,211,036
Hana Financial Group, Inc.	133,840	4,600,982
Hi-Mart Co. Ltd.	24,763	1,279,646
Hotel Shilla Co.	63,810	2,986,882
Hyundai Department Store Co. Ltd.	18,839	2,658,839
Hyundai Fire & Marine Insurance Co. Ltd.	96,140	2,467,037
Hyundai Glovis Co. Ltd.	4,468	875,710
Hyundai Hysco Co. Ltd.	80,630	2,850,277
Hyundai Motor Co.	43,481	10,330,406
Hyundai Wia Corp.	9,277	1,387,292
Interflex Co. Ltd.	5,308	289,325
Kia Motors Corp.	78,019	5,757,580
Korea Investment Holdings Co. Ltd.	60,090	2,073,674
Korean Reinsurance Co.	109,767	1,330,656
KT&G Corp.	41,016	2,816,363
LG Chemical Ltd.	11,648	2,932,292
LIG Non-Life Insurance Co. Ltd.	68,970	1,434,173
Lotte Samkang Co. Ltd.	2,818	1,201,881
Mando Corp.	5,360	858,454
Nong Shim Co. Ltd.	10,795	2,163,538
Orion Corp.	4,756	3,779,129
Paradise Co. Ltd.	213,918	1,892,871
Samsung C&T Corp.	25,585	1,738,682
Samsung Electronics Co. Ltd.	21,668	26,650,613
Samsung Heavy Industries Ltd.	122,030	4,502,734
Shinhan Financial Group Co. Ltd.	140,012	4,893,684
Silicon Works Co. Ltd.	8,848	221,567
Sung Kwang Bend Co. Ltd.	56,824	1,166,523
TK Corp. (a)	20,452	554,677
Woongjin Coway Co. Ltd.	8,400	269,068
TOTAL KOREA (SOUTH)		106,365,253
Malaysia - 0.0%
IJM Plantation Bhd	78,900	85,537
Mexico - 1.4%
CEMEX SA de CV sponsored ADR (d)	511,680	3,699,446
Genomma Lab Internacional SA de CV (a)	564,100	994,997
Gruma SAB de CV Series B (a)	380,600	1,054,609
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte SAB de CV Series O	285,600	$ 1,383,477
Grupo Modelo SAB de CV Series C	1,200	8,473
TOTAL MEXICO		7,141,002
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	570,997	3,283,233
Panama - 0.6%
Copa Holdings SA Class A	36,328	2,953,830
Philippines - 1.1%
Globe Telecom, Inc.	4,465	118,813
International Container Terminal Services, Inc.	536,100	864,575
Manila Water Co., Inc.	962,800	564,002
Philippine National Bank (a)	1,149,780	2,053,325
Security Bank Corp.	558,940	1,895,611
TOTAL PHILIPPINES		5,496,326
Poland - 0.5%
KGHM Polska Miedz SA (Bearer)	53,700	2,363,996
Russia - 4.8%
Cherkizovo Group OJSC GDR (a)	101,994	1,331,022
Gazprom OAO sponsored ADR	471,725	5,410,686
Magnit OJSC	12,600	1,587,151
Mobile TeleSystems OJSC sponsored ADR	27,100	530,076
NOVATEK OAO GDR (Reg. S)	37,098	4,715,156
Sberbank (Savings Bank of the Russian Federation)	2,459,100	7,872,703
Tatneft OAO sponsored ADR	96,200	3,559,400
TOTAL RUSSIA		25,006,194
Singapore - 0.5%
Ezion Holdings Ltd.	1,022,000	718,410
First Resources Ltd.	1,293,000	1,964,077
TOTAL SINGAPORE		2,682,487
South Africa - 6.2%
African Bank Investments Ltd.	681,147	3,402,232
AVI Ltd.	135,100	837,210
Barloworld Ltd.	240,900	3,035,253
Capitec Bank Holdings Ltd.	400	11,417
Exxaro Resources Ltd.	75,400	2,006,660
Foschini Ltd.	208,224	3,447,556
Imperial Holdings Ltd.	187,551	4,070,759
Life Healthcare Group Holdings Ltd.	764,400	2,641,691
Common Stocks - continued
	Shares	Value
South Africa - continued
Mpact Ltd.	248,800	$ 544,430
Mr Price Group Ltd.	188,000	2,542,762
Murray & Roberts Holdings Ltd. (a)	140,351	515,895
PSG Group Ltd. (f)	108,368	823,418
Sappi Ltd. (a)	598,329	2,167,000
Sasol Ltd.	22,700	1,078,616
Sasol Ltd. sponsored ADR	33,178	1,573,633
Tiger Brands Ltd.	92,800	3,400,360
TOTAL SOUTH AFRICA		32,098,892
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	526,000	529,913
Advanced Semiconductor Engineering, Inc. sponsored ADR	477,400	2,420,418
ASUSTeK Computer, Inc.	267,000	2,701,595
Catcher Technology Co. Ltd.	236,000	1,513,703
Chinatrust Financial Holding Co. Ltd.	203,712	130,311
Evergreen Marine Corp. (Taiwan)	1,746,000	1,030,053
Formosa Chemicals & Fibre Corp.	2,000	5,810
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,355,000	7,463,625
HTC Corp.	155,202	2,358,240
Pegatron Corp.	1,818,000	2,637,674
Radiant Opto-Electronics Corp.	183,000	772,046
Taiwan Semiconductor Manufacturing Co. Ltd.	2,463,534	7,294,672
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	65,600	1,022,048
TECO Electric & Machinery Co. Ltd.	1,037,000	761,166
Wistron Corp.	2,153,000	3,238,177
Yang Ming Marine Transport Corp.	975,000	414,680
Yieh Phui Enterprise Co.	1,293,000	445,709
TOTAL TAIWAN		34,739,840
Thailand - 4.1%
Advanced Info Service PCL (For. Reg.)	696,900	4,146,731
Asian Property Development PCL (For. Reg.)	5,555,400	1,237,343
Bangkok Expressway PCL (For.Reg.)	2,167,900	1,649,451
Bumrungrad Hospital PCL (For. Reg.)	291,700	578,563
Charoen Pokphand Foods PCL (For. Reg.)	1,585,700	2,101,033
PTT Global Chemical PCL (For. Reg.)	721,170	1,612,110
PTT PCL (For. Reg.)	418,300	4,773,965
Siam Commercial Bank PCL (For. Reg.)	884,300	4,456,722
Thai Tap Water Supply PCL	2,373,000	501,528
TOTAL THAILAND		21,057,446
Common Stocks - continued
	Shares	Value
Turkey - 1.2%
Tekfen Holding A/S	254,000	$ 925,213
Turkiye Garanti Bankasi A/S	882,375	3,244,247
Turkiye Halk Bankasi A/S	315,000	2,205,179
TOTAL TURKEY		6,374,639
United Arab Emirates - 0.2%
NMC Health PLC	302,235	1,027,718
United Kingdom - 1.7%
Afren PLC (a)	251,900	549,915
Anglo American PLC (United Kingdom)	100	3,844
International Personal Finance PLC	618,414	2,687,033
Ophir Energy PLC	228,240	2,137,533
RusPetro PLC	262,500	805,261
Tullow Oil PLC	103,000	2,564,530
TOTAL UNITED KINGDOM		8,748,116
United States of America - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	6,700	491,244
TOTAL COMMON STOCKS (Cost $463,977,340)		510,048,590
Nonconvertible Preferred Stocks - 0.5%

Russia - 0.5%
Surgutneftegaz JSC (Cost $2,621,944)	3,713,200	2,473,107
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h) (Cost $355,749)	$ 343,000	355,725
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	6,337,859	$ 6,337,859
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	6,195,379	6,195,379
TOTAL MONEY MARKET FUNDS (Cost $12,533,238)		12,533,238
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $479,488,271)		525,410,660
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(7,073,917)
NET ASSETS - 100%		$ 518,336,743
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,962,625 or 0.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $355,725 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 355,749
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,926
Fidelity Securities Lending Cash Central Fund	19,966
Total	$ 22,892
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,723,113	$ 56,961,978	$ 4,481,489	$ 1,279,646
Consumer Staples	49,449,109	49,449,109	-	-
Energy	70,636,569	59,536,793	11,099,776	-
Financials	105,636,549	105,636,549	-	-
Health Care	7,256,174	7,256,174	-	-
Industrials	45,857,930	45,857,930	-	-
Information Technology	75,765,481	67,940,896	7,824,585	-
Materials	50,683,550	50,683,550	-	-
Telecommunication Services	24,119,697	17,000,320	7,119,377	-
Utilities	20,393,525	20,393,525	-	-
Corporate Bonds	355,725	-	-	355,725
Money Market Funds	12,533,238	12,533,238	-	-
Total Investments in Securities:	$ 525,410,660	$ 493,250,062	$ 30,525,227	$ 1,635,371
Transfers from Level 2 to Level 1 during the period were $156,948,900.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(50,310)
Cost of Purchases	1,685,681
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,635,371
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (50,310)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,972,434) - See accompanying schedule: Unaffiliated issuers (cost $466,955,033)	$ 512,877,422
Fidelity Central Funds (cost $12,533,238)	12,533,238
Total Investments (cost $479,488,271)		$ 525,410,660
Foreign currency held at value (cost $2)		2
Receivable for investments sold		5,204,760
Receivable for fund shares sold		562,355
Dividends receivable		2,462,458
Interest receivable		13,052
Distributions receivable from Fidelity Central Funds		3,744
Prepaid expenses		561
Other receivables		192,668
Total assets		533,850,260

Liabilities
Payable for investments purchased Regular delivery	$ 7,175,671
Delayed delivery	24,845
Payable for fund shares redeemed	1,306,172
Accrued management fee	348,750
Distribution and service plan fees payable	150,279
Other affiliated payables	145,839
Other payables and accrued expenses	166,582
Collateral on securities loaned, at value	6,195,379
Total liabilities		15,513,517

Net Assets		$ 518,336,743
Net Assets consist of:
Paid in capital		$ 546,644,862
Distributions in excess of net investment income		(252,471)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,940,026)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,884,378
Net Assets		$ 518,336,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($189,147,330 ÷ 8,884,577 shares)	$ 21.29

Maximum offering price per share (100/94.25 of $21.29)	$ 22.59
Class T: Net Asset Value and redemption price per share ($70,693,509 ÷ 3,327,539 shares)	$ 21.24

Maximum offering price per share (100/96.50 of $21.24)	$ 22.01
Class B: Net Asset Value and offering price per share ($19,738,619 ÷ 945,693 shares)A	$ 20.87

Class C: Net Asset Value and offering price per share ($77,194,224 ÷ 3,703,991 shares)A	$ 20.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($161,563,061 ÷ 7,562,590 shares)	$ 21.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 5,423,650
Interest		2,581
Income from Fidelity Central Funds		22,892
Income before foreign taxes withheld		5,449,123
Less foreign taxes withheld		(567,669)
Total income		4,881,454

Expenses
Management fee	$ 2,077,577
Transfer agent fees	719,557
Distribution and service plan fees	906,111
Accounting and security lending fees	133,953
Custodian fees and expenses	264,326
Independent trustees' compensation	1,542
Registration fees	64,147
Audit	47,981
Legal	981
Miscellaneous	2,665
Total expenses before reductions	4,218,840
Expense reductions	(248,853)	3,969,987
Net investment income (loss)		911,467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,129,040
Foreign currency transactions	(277,011)
Total net realized gain (loss)		3,852,029
Change in net unrealized appreciation (depreciation) on: Investment securities	18,805,263
Assets and liabilities in foreign currencies	24,110
Total change in net unrealized appreciation (depreciation)		18,829,373
Net gain (loss)		22,681,402
Net increase (decrease) in net assets resulting from operations		$ 23,592,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 911,467	$ 5,371,636
Net realized gain (loss)	3,852,029	51,309,170
Change in net unrealized appreciation (depreciation)	18,829,373	(134,170,344)
Net increase (decrease) in net assets resulting from operations	23,592,869	(77,489,538)
Distributions to shareholders from net investment income	(3,344,878)	(3,137,543)
Distributions to shareholders from net realized gain	-	(3,336,770)
Total distributions	(3,344,878)	(6,474,313)
Share transactions - net increase (decrease)	(18,049,810)	(114,129,705)
Redemption fees	44,349	141,338
Total increase (decrease) in net assets	2,242,530	(197,952,218)

Net Assets
Beginning of period	516,094,213	714,046,431
End of period (including distributions in excess of net investment income of $252,471 and undistributed net investment income of $2,180,940, respectively)	$ 518,336,743	$ 516,094,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.50	$ 23.71	$ 19.20	$ 12.59	$ 32.75	$ 19.22
Income from Investment Operations
Net investment income (loss) E	.05	.21	.12	.10	.24	.09
Net realized and unrealized gain (loss)	.89	(3.19)	4.59	6.64	(19.61)	13.46
Total from investment operations	.94	(2.98)	4.71	6.74	(19.37)	13.55
Distributions from net investment income	(.15)	(.11)	(.07)	(.14)	(.02)	(.03)
Distributions from net realized gain	-	(.13)	(.13)	-	(.79)	-
Total distributions	(.15)	(.24)	(.20)	(.14)	(.81)	(.03)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.02	.01
Net asset value, end of period	$ 21.29	$ 20.50	$ 23.71	$ 19.20	$ 12.59	$ 32.75
Total Return B,C,D	4.63%	(12.69)%	24.69%	54.54%	(60.55)%	70.63%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.56%	1.60%	1.59%	1.59%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.56%	1.60%	1.59%	1.59%
Expenses net of all reductions	1.46% A	1.47%	1.50%	1.53%	1.53%	1.54%
Net investment income (loss)	.44% A	.92%	.59%	.70%	.94%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,147	$ 202,477	$ 286,970	$ 216,187	$ 122,911	$ 218,836
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.43	$ 23.61	$ 19.14	$ 12.49	$ 32.52	$ 19.10
Income from Investment Operations
Net investment income (loss) E	.02	.15	.07	.07	.17	.03
Net realized and unrealized gain (loss)	.88	(3.18)	4.57	6.64	(19.48)	13.38
Total from investment operations	.90	(3.03)	4.64	6.71	(19.31)	13.41
Distributions from net investment income	(.09)	(.04)	(.04)	(.07)	-	-
Distributions from net realized gain	-	(.13)	(.13)	-	(.74)	-
Total distributions	(.09)	(.16) J	(.17)	(.07)	(.74)	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.02	.01
Net asset value, end of period	$ 21.24	$ 20.43	$ 23.61	$ 19.14	$ 12.49	$ 32.52
Total Return B,C,D	4.43%	(12.89)%	24.38%	54.17%	(60.66)%	70.26%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.79%	1.81%	1.87%	1.84%	1.86%
Expenses net of fee waivers, if any	1.82% A	1.79%	1.81%	1.85%	1.84%	1.85%
Expenses net of all reductions	1.72% A	1.73%	1.76%	1.78%	1.79%	1.79%
Net investment income (loss)	.18% A	.66%	.33%	.44%	.69%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,694	$ 73,146	$ 104,417	$ 86,959	$ 47,300	$ 119,952
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.03	$ 23.14	$ 18.80	$ 12.26	$ 32.03	$ 18.91
Income from Investment Operations
Net investment income (loss) E	(.03)	.04	(.03)	(.01)	.04	(.09)
Net realized and unrealized gain (loss)	.87	(3.13)	4.49	6.55	(19.13)	13.20
Total from investment operations	.84	(3.09)	4.46	6.54	(19.09)	13.11
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	(.03)	(.12)	-	(.70)	-
Total distributions	-	(.03) J	(.12)	-	(.70)	-
Redemption fees added to paid in capital E	- I	.01	- I	- I	.02	.01
Net asset value, end of period	$ 20.87	$ 20.03	$ 23.14	$ 18.80	$ 12.26	$ 32.03
Total Return B,C,D	4.19%	(13.33)%	23.77%	53.34%	(60.83)%	69.38%
Ratios to Average Net Assets F,H
Expenses before reductions	2.31% A	2.29%	2.32%	2.36%	2.35%	2.37%
Expenses net of fee waivers, if any	2.31% A	2.29%	2.32%	2.35%	2.35%	2.35%
Expenses net of all reductions	2.21% A	2.22%	2.26%	2.28%	2.30%	2.29%
Net investment income (loss)	(.31)% A	.16%	(.17)%	(.05)%	.18%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,739	$ 21,304	$ 31,159	$ 27,580	$ 17,307	$ 41,042
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 23.13	$ 18.80	$ 12.26	$ 32.04	$ 18.91
Income from Investment Operations
Net investment income (loss) E	(.03)	.04	(.03)	(.01)	.05	(.09)
Net realized and unrealized gain (loss)	.87	(3.12)	4.49	6.54	(19.15)	13.21
Total from investment operations	.84	(3.08)	4.46	6.53	(19.10)	13.12
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	(.05)	(.13)	-	(.70)	-
Total distributions	-	(.06)	(.13)	-	(.70)	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.02	.01
Net asset value, end of period	$ 20.84	$ 20.00	$ 23.13	$ 18.80	$ 12.26	$ 32.04
Total Return B,C,D	4.20%	(13.33)%	23.80%	53.34%	(60.84)%	69.43%
Ratios to Average Net Assets F,H
Expenses before reductions	2.31% A	2.28%	2.30%	2.34%	2.34%	2.34%
Expenses net of fee waivers, if any	2.31% A	2.28%	2.30%	2.34%	2.34%	2.34%
Expenses net of all reductions	2.21% A	2.22%	2.24%	2.28%	2.29%	2.29%
Net investment income (loss)	(.31)% A	.17%	(.15)%	(.05)%	.19%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,194	$ 80,855	$ 106,711	$ 83,939	$ 44,878	$ 104,885
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.63	$ 23.87	$ 19.29	$ 12.71	$ 33.02	$ 19.34
Income from Investment Operations
Net investment income (loss) D	.08	.29	.20	.15	.31	.18
Net realized and unrealized gain (loss)	.89	(3.21)	4.62	6.65	(19.76)	13.55
Total from investment operations	.97	(2.92)	4.82	6.80	(19.45)	13.73
Distributions from net investment income	(.24)	(.20)	(.11)	(.23)	(.09)	(.06)
Distributions from net realized gain	-	(.13)	(.13)	-	(.79)	-
Total distributions	(.24)	(.33)	(.24)	(.23)	(.88)	(.06)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.02	.01
Net asset value, end of period	$ 21.36	$ 20.63	$ 23.87	$ 19.29	$ 12.71	$ 33.02
Total Return B,C	4.76%	(12.41)%	25.15%	54.97%	(60.42)%	71.23%
Ratios to Average Net Assets E,G
Expenses before reductions	1.24% A	1.21%	1.22%	1.30%	1.27%	1.25%
Expenses net of fee waivers, if any	1.24% A	1.21%	1.22%	1.30%	1.27%	1.25%
Expenses net of all reductions	1.14% A	1.14%	1.17%	1.23%	1.21%	1.19%
Net investment income (loss)	.76% A	1.25%	.93%	.99%	1.26%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,563	$ 138,312	$ 184,789	$ 106,713	$ 47,557	$ 52,011
Portfolio turnover rate F	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 69,424,302
Gross unrealized depreciation	(26,570,443)
Net unrealized appreciation (depreciation) on securities and other investments	$ 42,853,859

Tax cost	$ 482,556,801

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (70,963,758)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,877,745 and $507,659,378, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 239,797	$ 5,422
Class T	.25%	.25%	177,880	1,203
Class B	.75%	.25%	101,953	76,613
Class C	.75%	.25%	386,481	40,644
			$ 906,111	$ 123,882

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,683
Class T	14,649
Class B*	20,940
Class C*	3,310
$ 85,582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 286,403.30
Class T	108,951.31
Class B	30,536.30
Class C	115,869.30
Institutional Class	177,798.23
	$ 719,557

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $766 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,966, including $2 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $248,821 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,451,148	$ 1,359,820
Class T	312,643	162,957
Class B	-	6,606
Class C	-	23,592
Institutional Class	1,581,087	1,584,568
Total	$ 3,344,878	$ 3,137,543
From net realized gain
Class A	$ -	$ 1,530,131
Class T	-	550,254
Class B	-	33,415
Class C	-	232,626
Institutional Class	-	990,344
Total	$ -	$ 3,336,770

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	1,098,369	2,979,791	$ 22,770,665	$ 70,086,728
Reinvestment of distributions	66,178	111,230	1,330,840	2,675,569
Shares redeemed	(2,154,654)	(5,317,665)	(44,151,512)	(123,086,641)
Net increase (decrease)	(990,107)	(2,226,644)	$ (20,050,007)	$ (50,324,344)
Class T
Shares sold	357,330	883,154	$ 7,336,053	$ 20,610,023
Reinvestment of distributions	14,784	28,248	297,017	678,402
Shares redeemed	(625,500)	(1,752,649)	(12,822,799)	(40,710,223)
Net increase (decrease)	(253,386)	(841,247)	$ (5,189,729)	$ (19,421,798)
Class B
Shares sold	19,763	68,462	$ 405,341	$ 1,586,905
Reinvestment of distributions	-	1,377	-	32,616
Shares redeemed	(137,705)	(352,710)	(2,799,805)	(8,040,387)
Net increase (decrease)	(117,942)	(282,871)	$ (2,394,464)	$ (6,420,866)
Class C
Shares sold	355,181	956,543	$ 7,220,914	$ 22,080,298
Reinvestment of distributions	-	9,045	-	213,702
Shares redeemed	(694,150)	(1,536,376)	(13,877,706)	(34,998,720)
Net increase (decrease)	(338,969)	(570,788)	$ (6,656,792)	$ (12,704,720)
Institutional Class
Shares sold	2,264,381	2,773,126	$ 45,492,334	$ 64,258,215
Reinvestment of distributions	61,950	73,837	1,248,917	1,781,181
Shares redeemed	(1,467,778)	(3,885,014)	(30,500,069)	(91,297,373)
Net increase (decrease)	858,553	(1,038,051)	$ 16,241,182	$ (25,257,977)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEM-USAN-0612
1.800637.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Markets
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.56%
Actual		$ 1,000.00	$ 1,046.30	$ 7.94
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.82
Class T	1.82%
Actual		$ 1,000.00	$ 1,044.30	$ 9.25
Hypothetical A		$ 1,000.00	$ 1,015.81	$ 9.12
Class B	2.31%
Actual		$ 1,000.00	$ 1,041.90	$ 11.73
Hypothetical A		$ 1,000.00	$ 1,013.38	$ 11.56
Class C	2.31%
Actual		$ 1,000.00	$ 1,042.00	$ 11.73
Hypothetical A		$ 1,000.00	$ 1,013.38	$ 11.56
Institutional Class	1.24%
Actual		$ 1,000.00	$ 1,047.60	$ 6.31
Hypothetical A		$ 1,000.00	$ 1,018.70	$ 6.22

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	5.1	4.3
Hyundai Motor Co. (Korea (South), Automobiles)	2.0	2.2
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6	1.4
Sberbank (Savings Bank of the Russian Federation) (Russia, Commercial Banks)	1.5	1.2
CNOOC Ltd. (Hong Kong, Oil, Gas & Consumable Fuels)	1.4	1.9
	11.6
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.3	23.6
Information Technology	14.7	11.4
Energy	13.4	14.2
Consumer Discretionary	12.4	10.7
Materials	9.8	11.1
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	20.5	20.2
Brazil	10.9	15.1
Indonesia	6.9	5.3
Taiwan	6.7	6.7
China	6.3	8.5
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 98.9%	Stocks 98.2%
Bonds 0.1%	Bonds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 1.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.8%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Bailiwick of Guernsey - 0.2%
Chariot Oil & Gas Ltd. (a)(d)	415,951	$ 1,194,980
Bailiwick of Jersey - 0.2%
Randgold Resources Ltd. sponsored ADR	12,850	1,145,578
Bermuda - 2.8%
African Minerals Ltd. (a)	189,600	1,600,247
Aquarius Platinum Ltd.:
(Australia)	27,438	62,318
(United Kingdom)	227,289	479,587
Cheung Kong Infrastructure Holdings Ltd.	337,000	2,000,200
Credicorp Ltd. (NY Shares)	31,600	4,136,756
Digital China Holdings Ltd. (H Shares)	1,058,000	2,007,277
Great Eagle Holdings Ltd.	367,000	1,083,217
Kunlun Energy Co. Ltd.	1,840,000	3,244,276
TOTAL BERMUDA		14,613,878
Brazil - 10.9%
Banco do Brasil SA	196,900	2,435,749
Banco Do Est Rio Grande Sul SA	283,000	2,452,672
BM&F Bovespa SA	412,700	2,320,984
BR Malls Participacoes SA	262,100	3,256,054
BR Properties SA	87,500	1,085,631
Brasil Brokers Participacoes SA	113,800	389,254
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	16,500	775,995
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	119,500	5,016,610
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	89,800	3,525,762
Companhia de Saneamento de Minas Gerais	86,700	2,022,689
Eletropaulo Metropolitana SA (PN-B)	150,900	2,308,446
JBS SA (a)	356,700	1,403,483
Klabin SA (PN) (non-vtg.)	339,100	1,625,986
Localiza Rent A Car SA	132,600	2,264,318
Marfrig Alimentos SA	171,600	944,356
MMX Mineracao e Metalicos SA (a)	202,200	939,848
MMX Mineracao e Metalicos SA (a)	269,000	574,367
Multiplan Empreendimentos Imobiliarios SA	66,600	1,572,279
Multiplus SA	124,924	2,706,692
OGX Petroleo e Gas Participacoes SA (a)	617,300	4,284,489
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR	207,010	4,587,342
Tegma Gestao Logistica SA	90,600	1,378,380
Common Stocks - continued
	Shares	Value
Brazil - continued
Ultrapar Participacoes SA	170,000	$ 3,861,711
Vale SA (PN-A) sponsored ADR	211,210	4,568,472
TOTAL BRAZIL		56,301,569
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	174,400	733,148
Mail.ru Group Ltd. GDR (a)(e)	68,500	2,962,625
TOTAL BRITISH VIRGIN ISLANDS		3,695,773
Canada - 0.5%
First Quantum Minerals Ltd.	129,800	2,696,528
Cayman Islands - 5.8%
Baidu.com, Inc. sponsored ADR (a)	22,915	3,040,821
Changyou.com Ltd. (A Shares) ADR (a)(d)	18,800	455,336
China Liansu Group Holdings Ltd.	2,478,000	1,558,601
China Metal Recycling (Holdings) Ltd.	1,468,200	1,684,182
China Shanshui Cement Group Ltd.	3,369,000	2,731,275
Country Garden Holdings Co. Ltd.	4,643,000	2,016,705
Eurasia Drilling Co. Ltd. GDR (Reg. S)	74,563	2,125,046
Focus Media Holding Ltd. ADR (d)	40,400	965,156
Lee & Man Paper Manufacturing Ltd.	3,563,000	1,671,595
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	153,400	2,380,768
Mongolian Mining Corp. (a)	1,295,000	1,043,191
NetEase.com, Inc. sponsored ADR (a)	41,000	2,473,120
Shanda Games Ltd. sponsored ADR	328,450	1,740,785
Shenguan Holdings Group Ltd.	30,000	16,240
Shenzhou International Group Holdings Ltd.	1,508,000	2,837,710
SOHO China Ltd.	2,099,000	1,631,337
Vinda International Holdings Ltd.	1,074,000	1,913,049
TOTAL CAYMAN ISLANDS		30,284,917
Chile - 1.0%
CFR Pharmaceuticals SA	8,064,456	2,013,205
Compania Cervecerias Unidas SA sponsored ADR	25,100	1,797,662
Embotelladora Andina SA:
Class A	219,129	993,782
Class B	94,864	502,578
TOTAL CHILE		5,307,227
China - 6.3%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	786,800	1,174,321
China CITIC Bank Corp. Ltd. (H Shares)	6,113,000	3,892,200
China Communications Construction Co. Ltd. (H Shares)	3,781,000	3,801,151
Common Stocks - continued
	Shares	Value
China - continued
China Communications Services Corp. Ltd. (H Shares)	6,118,000	$ 3,146,272
China Minsheng Banking Corp. Ltd. (H Shares)	4,886,000	5,069,477
China Petroleum & Chemical Corp.:
(H Shares)	2,400,000	2,549,066
sponsored ADR (H Shares) (d)	14,600	1,539,862
China Ship Container Lines Co. Ltd. (H Shares) (a)	6,881,000	2,243,809
China Southern Airlines Ltd. (H Shares) (a)	3,878,000	1,744,404
Great Wall Motor Co. Ltd. (H Shares)	1,614,000	3,486,514
Huadian Power International Corp. Ltd. (H shares) (a)	6,998,000	1,614,510
Yantai Changyu Pioneer Wine Co. (B Shares)	227,939	2,409,053
TOTAL CHINA		32,670,639
Colombia - 1.6%
Almacenes Exito SA	106,063	1,721,198
BanColombia SA sponsored ADR	24,400	1,655,052
Ecopetrol SA ADR (d)	73,900	4,781,330
TOTAL COLOMBIA		8,157,580
Czech Republic - 1.0%
Ceske Energeticke Zavody A/S	76,450	3,082,913
Philip Morris CR A/S	3,397	1,973,312
TOTAL CZECH REPUBLIC		5,056,225
Hong Kong - 4.8%
AIA Group Ltd.	521,600	1,855,498
China Mobile Ltd.	643,500	7,119,377
China Power International Development Ltd.	9,636,000	2,185,865
CNOOC Ltd.	3,536,000	7,472,094
Dah Chong Hong Holdings Ltd.	3,000	3,194
Guangdong Investment Ltd.	3,516,000	2,587,610
Lenovo Group Ltd.	3,620,000	3,480,657
Singamas Container Holdings Ltd.	1,220,000	366,378
TOTAL HONG KONG		25,070,673
Hungary - 0.5%
Magyar Telekom PLC	1,074,676	2,708,955
India - 4.3%
Bank of Baroda	209,047	3,056,020
Bharat Petroleum Corp. Ltd.	142,378	1,813,079
Hero Motocorp Ltd.	50,888	2,165,433
Hindustan Unilever Ltd.	376,237	2,983,321
Housing Development and Infrastructure Ltd. (a)	944,681	1,444,870
Common Stocks - continued
	Shares	Value
India - continued
Tata Motors Ltd.	749,277	$ 4,481,489
Tata Steel Ltd.	388,190	3,417,532
Ultratech Cemco Ltd.	105,054	2,842,333
TOTAL INDIA		22,204,077
Indonesia - 6.9%
PT Adaro Energy Tbk	3,802,500	769,561
PT AKR Corporindo Tbk	576,500	258,752
PT Astra International Tbk	622,500	4,809,042
PT Bank Mandiri (Persero) Tbk	3,669,000	2,954,203
PT Bank Rakyat Indonesia Tbk	5,943,500	4,300,557
PT Bank Tabungan Negara Tbk	27,500	4,129
PT Bumi Serpong Damai Tbk	11,588,100	1,803,056
PT BW Plantation Tbk	4,889,500	819,306
PT Ciputra Development Tbk	14,439,000	1,194,020
PT Gadjah Tunggal Tbk	4,696,500	1,315,868
PT Global Mediacom Tbk	4,665,000	842,598
PT Harum Energy Tbk	205,500	159,874
PT Indocement Tunggal Prakarsa Tbk	1,282,000	2,517,828
PT Media Nusantara Citra Tbk	1,175,000	287,661
PT Mitra Adiperkasa Tbk	2,202,500	1,665,565
PT Resource Alam Indonesia Tbk	949,500	635,376
PT Sampoerna Agro Tbk	1,399,500	498,707
PT Semen Gresik (Persero) Tbk	1,299,500	1,717,961
PT Summarecon Agung Tbk	9,495,000	1,787,318
PT Tower Bersama Infrastructure Tbk	9,290,500	3,083,186
PT United Tractors Tbk	786,500	2,533,094
PT XL Axiata Tbk	2,737,500	1,608,454
TOTAL INDONESIA		35,566,116
Ireland - 0.1%
Dragon Oil PLC	54,023	514,271
Israel - 0.3%
Bezeq Israeli Telecommunication Corp. Ltd.	990,700	1,657,833
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan GDR unit (a)	80,299	542,018
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	37,200	744,000
TOTAL KAZAKHSTAN		1,286,018
Korea (South) - 20.5%
CJ CheilJedang Corp.	10,123	3,350,074
CJ Corp.	242	16,724
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daelim Industrial Co.	22,754	$ 2,114,076
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	96,570	2,708,788
Dongbu Insurance Co. Ltd.	55,282	2,211,036
Hana Financial Group, Inc.	133,840	4,600,982
Hi-Mart Co. Ltd.	24,763	1,279,646
Hotel Shilla Co.	63,810	2,986,882
Hyundai Department Store Co. Ltd.	18,839	2,658,839
Hyundai Fire & Marine Insurance Co. Ltd.	96,140	2,467,037
Hyundai Glovis Co. Ltd.	4,468	875,710
Hyundai Hysco Co. Ltd.	80,630	2,850,277
Hyundai Motor Co.	43,481	10,330,406
Hyundai Wia Corp.	9,277	1,387,292
Interflex Co. Ltd.	5,308	289,325
Kia Motors Corp.	78,019	5,757,580
Korea Investment Holdings Co. Ltd.	60,090	2,073,674
Korean Reinsurance Co.	109,767	1,330,656
KT&G Corp.	41,016	2,816,363
LG Chemical Ltd.	11,648	2,932,292
LIG Non-Life Insurance Co. Ltd.	68,970	1,434,173
Lotte Samkang Co. Ltd.	2,818	1,201,881
Mando Corp.	5,360	858,454
Nong Shim Co. Ltd.	10,795	2,163,538
Orion Corp.	4,756	3,779,129
Paradise Co. Ltd.	213,918	1,892,871
Samsung C&T Corp.	25,585	1,738,682
Samsung Electronics Co. Ltd.	21,668	26,650,613
Samsung Heavy Industries Ltd.	122,030	4,502,734
Shinhan Financial Group Co. Ltd.	140,012	4,893,684
Silicon Works Co. Ltd.	8,848	221,567
Sung Kwang Bend Co. Ltd.	56,824	1,166,523
TK Corp. (a)	20,452	554,677
Woongjin Coway Co. Ltd.	8,400	269,068
TOTAL KOREA (SOUTH)		106,365,253
Malaysia - 0.0%
IJM Plantation Bhd	78,900	85,537
Mexico - 1.4%
CEMEX SA de CV sponsored ADR (d)	511,680	3,699,446
Genomma Lab Internacional SA de CV (a)	564,100	994,997
Gruma SAB de CV Series B (a)	380,600	1,054,609
Common Stocks - continued
	Shares	Value
Mexico - continued
Grupo Financiero Banorte SAB de CV Series O	285,600	$ 1,383,477
Grupo Modelo SAB de CV Series C	1,200	8,473
TOTAL MEXICO		7,141,002
Nigeria - 0.6%
Guaranty Trust Bank PLC GDR (Reg. S)	570,997	3,283,233
Panama - 0.6%
Copa Holdings SA Class A	36,328	2,953,830
Philippines - 1.1%
Globe Telecom, Inc.	4,465	118,813
International Container Terminal Services, Inc.	536,100	864,575
Manila Water Co., Inc.	962,800	564,002
Philippine National Bank (a)	1,149,780	2,053,325
Security Bank Corp.	558,940	1,895,611
TOTAL PHILIPPINES		5,496,326
Poland - 0.5%
KGHM Polska Miedz SA (Bearer)	53,700	2,363,996
Russia - 4.8%
Cherkizovo Group OJSC GDR (a)	101,994	1,331,022
Gazprom OAO sponsored ADR	471,725	5,410,686
Magnit OJSC	12,600	1,587,151
Mobile TeleSystems OJSC sponsored ADR	27,100	530,076
NOVATEK OAO GDR (Reg. S)	37,098	4,715,156
Sberbank (Savings Bank of the Russian Federation)	2,459,100	7,872,703
Tatneft OAO sponsored ADR	96,200	3,559,400
TOTAL RUSSIA		25,006,194
Singapore - 0.5%
Ezion Holdings Ltd.	1,022,000	718,410
First Resources Ltd.	1,293,000	1,964,077
TOTAL SINGAPORE		2,682,487
South Africa - 6.2%
African Bank Investments Ltd.	681,147	3,402,232
AVI Ltd.	135,100	837,210
Barloworld Ltd.	240,900	3,035,253
Capitec Bank Holdings Ltd.	400	11,417
Exxaro Resources Ltd.	75,400	2,006,660
Foschini Ltd.	208,224	3,447,556
Imperial Holdings Ltd.	187,551	4,070,759
Life Healthcare Group Holdings Ltd.	764,400	2,641,691
Common Stocks - continued
	Shares	Value
South Africa - continued
Mpact Ltd.	248,800	$ 544,430
Mr Price Group Ltd.	188,000	2,542,762
Murray & Roberts Holdings Ltd. (a)	140,351	515,895
PSG Group Ltd. (f)	108,368	823,418
Sappi Ltd. (a)	598,329	2,167,000
Sasol Ltd.	22,700	1,078,616
Sasol Ltd. sponsored ADR	33,178	1,573,633
Tiger Brands Ltd.	92,800	3,400,360
TOTAL SOUTH AFRICA		32,098,892
Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	526,000	529,913
Advanced Semiconductor Engineering, Inc. sponsored ADR	477,400	2,420,418
ASUSTeK Computer, Inc.	267,000	2,701,595
Catcher Technology Co. Ltd.	236,000	1,513,703
Chinatrust Financial Holding Co. Ltd.	203,712	130,311
Evergreen Marine Corp. (Taiwan)	1,746,000	1,030,053
Formosa Chemicals & Fibre Corp.	2,000	5,810
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,355,000	7,463,625
HTC Corp.	155,202	2,358,240
Pegatron Corp.	1,818,000	2,637,674
Radiant Opto-Electronics Corp.	183,000	772,046
Taiwan Semiconductor Manufacturing Co. Ltd.	2,463,534	7,294,672
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	65,600	1,022,048
TECO Electric & Machinery Co. Ltd.	1,037,000	761,166
Wistron Corp.	2,153,000	3,238,177
Yang Ming Marine Transport Corp.	975,000	414,680
Yieh Phui Enterprise Co.	1,293,000	445,709
TOTAL TAIWAN		34,739,840
Thailand - 4.1%
Advanced Info Service PCL (For. Reg.)	696,900	4,146,731
Asian Property Development PCL (For. Reg.)	5,555,400	1,237,343
Bangkok Expressway PCL (For.Reg.)	2,167,900	1,649,451
Bumrungrad Hospital PCL (For. Reg.)	291,700	578,563
Charoen Pokphand Foods PCL (For. Reg.)	1,585,700	2,101,033
PTT Global Chemical PCL (For. Reg.)	721,170	1,612,110
PTT PCL (For. Reg.)	418,300	4,773,965
Siam Commercial Bank PCL (For. Reg.)	884,300	4,456,722
Thai Tap Water Supply PCL	2,373,000	501,528
TOTAL THAILAND		21,057,446
Common Stocks - continued
	Shares	Value
Turkey - 1.2%
Tekfen Holding A/S	254,000	$ 925,213
Turkiye Garanti Bankasi A/S	882,375	3,244,247
Turkiye Halk Bankasi A/S	315,000	2,205,179
TOTAL TURKEY		6,374,639
United Arab Emirates - 0.2%
NMC Health PLC	302,235	1,027,718
United Kingdom - 1.7%
Afren PLC (a)	251,900	549,915
Anglo American PLC (United Kingdom)	100	3,844
International Personal Finance PLC	618,414	2,687,033
Ophir Energy PLC	228,240	2,137,533
RusPetro PLC	262,500	805,261
Tullow Oil PLC	103,000	2,564,530
TOTAL UNITED KINGDOM		8,748,116
United States of America - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	6,700	491,244
TOTAL COMMON STOCKS (Cost $463,977,340)		510,048,590
Nonconvertible Preferred Stocks - 0.5%

Russia - 0.5%
Surgutneftegaz JSC (Cost $2,621,944)	3,713,200	2,473,107
Convertible Bonds - 0.1%
Principal Amount
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (g)(h) (Cost $355,749)	$ 343,000	355,725
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	6,337,859	$ 6,337,859
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	6,195,379	6,195,379
TOTAL MONEY MARKET FUNDS (Cost $12,533,238)		12,533,238
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $479,488,271)		525,410,660
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(7,073,917)
NET ASSETS - 100%		$ 518,336,743
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,962,625 or 0.6% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $355,725 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 355,749
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,926
Fidelity Securities Lending Cash Central Fund	19,966
Total	$ 22,892
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 62,723,113	$ 56,961,978	$ 4,481,489	$ 1,279,646
Consumer Staples	49,449,109	49,449,109	-	-
Energy	70,636,569	59,536,793	11,099,776	-
Financials	105,636,549	105,636,549	-	-
Health Care	7,256,174	7,256,174	-	-
Industrials	45,857,930	45,857,930	-	-
Information Technology	75,765,481	67,940,896	7,824,585	-
Materials	50,683,550	50,683,550	-	-
Telecommunication Services	24,119,697	17,000,320	7,119,377	-
Utilities	20,393,525	20,393,525	-	-
Corporate Bonds	355,725	-	-	355,725
Money Market Funds	12,533,238	12,533,238	-	-
Total Investments in Securities:	$ 525,410,660	$ 493,250,062	$ 30,525,227	$ 1,635,371
Transfers from Level 2 to Level 1 during the period were $156,948,900.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(50,310)
Cost of Purchases	1,685,681
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,635,371
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ (50,310)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,972,434) - See accompanying schedule: Unaffiliated issuers (cost $466,955,033)	$ 512,877,422
Fidelity Central Funds (cost $12,533,238)	12,533,238
Total Investments (cost $479,488,271)		$ 525,410,660
Foreign currency held at value (cost $2)		2
Receivable for investments sold		5,204,760
Receivable for fund shares sold		562,355
Dividends receivable		2,462,458
Interest receivable		13,052
Distributions receivable from Fidelity Central Funds		3,744
Prepaid expenses		561
Other receivables		192,668
Total assets		533,850,260

Liabilities
Payable for investments purchased Regular delivery	$ 7,175,671
Delayed delivery	24,845
Payable for fund shares redeemed	1,306,172
Accrued management fee	348,750
Distribution and service plan fees payable	150,279
Other affiliated payables	145,839
Other payables and accrued expenses	166,582
Collateral on securities loaned, at value	6,195,379
Total liabilities		15,513,517

Net Assets		$ 518,336,743
Net Assets consist of:
Paid in capital		$ 546,644,862
Distributions in excess of net investment income		(252,471)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,940,026)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		45,884,378
Net Assets		$ 518,336,743

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($189,147,330 ÷ 8,884,577 shares)	$ 21.29

Maximum offering price per share (100/94.25 of $21.29)	$ 22.59
Class T: Net Asset Value and redemption price per share ($70,693,509 ÷ 3,327,539 shares)	$ 21.24

Maximum offering price per share (100/96.50 of $21.24)	$ 22.01
Class B: Net Asset Value and offering price per share ($19,738,619 ÷ 945,693 shares)A	$ 20.87

Class C: Net Asset Value and offering price per share ($77,194,224 ÷ 3,703,991 shares)A	$ 20.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($161,563,061 ÷ 7,562,590 shares)	$ 21.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 5,423,650
Interest		2,581
Income from Fidelity Central Funds		22,892
Income before foreign taxes withheld		5,449,123
Less foreign taxes withheld		(567,669)
Total income		4,881,454

Expenses
Management fee	$ 2,077,577
Transfer agent fees	719,557
Distribution and service plan fees	906,111
Accounting and security lending fees	133,953
Custodian fees and expenses	264,326
Independent trustees' compensation	1,542
Registration fees	64,147
Audit	47,981
Legal	981
Miscellaneous	2,665
Total expenses before reductions	4,218,840
Expense reductions	(248,853)	3,969,987
Net investment income (loss)		911,467
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,129,040
Foreign currency transactions	(277,011)
Total net realized gain (loss)		3,852,029
Change in net unrealized appreciation (depreciation) on: Investment securities	18,805,263
Assets and liabilities in foreign currencies	24,110
Total change in net unrealized appreciation (depreciation)		18,829,373
Net gain (loss)		22,681,402
Net increase (decrease) in net assets resulting from operations		$ 23,592,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 911,467	$ 5,371,636
Net realized gain (loss)	3,852,029	51,309,170
Change in net unrealized appreciation (depreciation)	18,829,373	(134,170,344)
Net increase (decrease) in net assets resulting from operations	23,592,869	(77,489,538)
Distributions to shareholders from net investment income	(3,344,878)	(3,137,543)
Distributions to shareholders from net realized gain	-	(3,336,770)
Total distributions	(3,344,878)	(6,474,313)
Share transactions - net increase (decrease)	(18,049,810)	(114,129,705)
Redemption fees	44,349	141,338
Total increase (decrease) in net assets	2,242,530	(197,952,218)

Net Assets
Beginning of period	516,094,213	714,046,431
End of period (including distributions in excess of net investment income of $252,471 and undistributed net investment income of $2,180,940, respectively)	$ 518,336,743	$ 516,094,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.50	$ 23.71	$ 19.20	$ 12.59	$ 32.75	$ 19.22
Income from Investment Operations
Net investment income (loss) E	.05	.21	.12	.10	.24	.09
Net realized and unrealized gain (loss)	.89	(3.19)	4.59	6.64	(19.61)	13.46
Total from investment operations	.94	(2.98)	4.71	6.74	(19.37)	13.55
Distributions from net investment income	(.15)	(.11)	(.07)	(.14)	(.02)	(.03)
Distributions from net realized gain	-	(.13)	(.13)	-	(.79)	-
Total distributions	(.15)	(.24)	(.20)	(.14)	(.81)	(.03)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.02	.01
Net asset value, end of period	$ 21.29	$ 20.50	$ 23.71	$ 19.20	$ 12.59	$ 32.75
Total Return B,C,D	4.63%	(12.69)%	24.69%	54.54%	(60.55)%	70.63%
Ratios to Average Net Assets F,H
Expenses before reductions	1.56% A	1.54%	1.56%	1.60%	1.59%	1.59%
Expenses net of fee waivers, if any	1.56% A	1.54%	1.56%	1.60%	1.59%	1.59%
Expenses net of all reductions	1.46% A	1.47%	1.50%	1.53%	1.53%	1.54%
Net investment income (loss)	.44% A	.92%	.59%	.70%	.94%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,147	$ 202,477	$ 286,970	$ 216,187	$ 122,911	$ 218,836
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.43	$ 23.61	$ 19.14	$ 12.49	$ 32.52	$ 19.10
Income from Investment Operations
Net investment income (loss) E	.02	.15	.07	.07	.17	.03
Net realized and unrealized gain (loss)	.88	(3.18)	4.57	6.64	(19.48)	13.38
Total from investment operations	.90	(3.03)	4.64	6.71	(19.31)	13.41
Distributions from net investment income	(.09)	(.04)	(.04)	(.07)	-	-
Distributions from net realized gain	-	(.13)	(.13)	-	(.74)	-
Total distributions	(.09)	(.16) J	(.17)	(.07)	(.74)	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.02	.01
Net asset value, end of period	$ 21.24	$ 20.43	$ 23.61	$ 19.14	$ 12.49	$ 32.52
Total Return B,C,D	4.43%	(12.89)%	24.38%	54.17%	(60.66)%	70.26%
Ratios to Average Net Assets F,H
Expenses before reductions	1.82% A	1.79%	1.81%	1.87%	1.84%	1.86%
Expenses net of fee waivers, if any	1.82% A	1.79%	1.81%	1.85%	1.84%	1.85%
Expenses net of all reductions	1.72% A	1.73%	1.76%	1.78%	1.79%	1.79%
Net investment income (loss)	.18% A	.66%	.33%	.44%	.69%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 70,694	$ 73,146	$ 104,417	$ 86,959	$ 47,300	$ 119,952
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.03	$ 23.14	$ 18.80	$ 12.26	$ 32.03	$ 18.91
Income from Investment Operations
Net investment income (loss) E	(.03)	.04	(.03)	(.01)	.04	(.09)
Net realized and unrealized gain (loss)	.87	(3.13)	4.49	6.55	(19.13)	13.20
Total from investment operations	.84	(3.09)	4.46	6.54	(19.09)	13.11
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	(.03)	(.12)	-	(.70)	-
Total distributions	-	(.03) J	(.12)	-	(.70)	-
Redemption fees added to paid in capital E	- I	.01	- I	- I	.02	.01
Net asset value, end of period	$ 20.87	$ 20.03	$ 23.14	$ 18.80	$ 12.26	$ 32.03
Total Return B,C,D	4.19%	(13.33)%	23.77%	53.34%	(60.83)%	69.38%
Ratios to Average Net Assets F,H
Expenses before reductions	2.31% A	2.29%	2.32%	2.36%	2.35%	2.37%
Expenses net of fee waivers, if any	2.31% A	2.29%	2.32%	2.35%	2.35%	2.35%
Expenses net of all reductions	2.21% A	2.22%	2.26%	2.28%	2.30%	2.29%
Net investment income (loss)	(.31)% A	.16%	(.17)%	(.05)%	.18%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,739	$ 21,304	$ 31,159	$ 27,580	$ 17,307	$ 41,042
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 23.13	$ 18.80	$ 12.26	$ 32.04	$ 18.91
Income from Investment Operations
Net investment income (loss) E	(.03)	.04	(.03)	(.01)	.05	(.09)
Net realized and unrealized gain (loss)	.87	(3.12)	4.49	6.54	(19.15)	13.21
Total from investment operations	.84	(3.08)	4.46	6.53	(19.10)	13.12
Distributions from net investment income	-	(.01)	-	-	-	-
Distributions from net realized gain	-	(.05)	(.13)	-	(.70)	-
Total distributions	-	(.06)	(.13)	-	(.70)	-
Redemption fees added to paid in capital E	- I	.01	- I	.01	.02	.01
Net asset value, end of period	$ 20.84	$ 20.00	$ 23.13	$ 18.80	$ 12.26	$ 32.04
Total Return B,C,D	4.20%	(13.33)%	23.80%	53.34%	(60.84)%	69.43%
Ratios to Average Net Assets F,H
Expenses before reductions	2.31% A	2.28%	2.30%	2.34%	2.34%	2.34%
Expenses net of fee waivers, if any	2.31% A	2.28%	2.30%	2.34%	2.34%	2.34%
Expenses net of all reductions	2.21% A	2.22%	2.24%	2.28%	2.29%	2.29%
Net investment income (loss)	(.31)% A	.17%	(.15)%	(.05)%	.19%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,194	$ 80,855	$ 106,711	$ 83,939	$ 44,878	$ 104,885
Portfolio turnover rate G	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 20.63	$ 23.87	$ 19.29	$ 12.71	$ 33.02	$ 19.34
Income from Investment Operations
Net investment income (loss) D	.08	.29	.20	.15	.31	.18
Net realized and unrealized gain (loss)	.89	(3.21)	4.62	6.65	(19.76)	13.55
Total from investment operations	.97	(2.92)	4.82	6.80	(19.45)	13.73
Distributions from net investment income	(.24)	(.20)	(.11)	(.23)	(.09)	(.06)
Distributions from net realized gain	-	(.13)	(.13)	-	(.79)	-
Total distributions	(.24)	(.33)	(.24)	(.23)	(.88)	(.06)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.02	.01
Net asset value, end of period	$ 21.36	$ 20.63	$ 23.87	$ 19.29	$ 12.71	$ 33.02
Total Return B,C	4.76%	(12.41)%	25.15%	54.97%	(60.42)%	71.23%
Ratios to Average Net Assets E,G
Expenses before reductions	1.24% A	1.21%	1.22%	1.30%	1.27%	1.25%
Expenses net of fee waivers, if any	1.24% A	1.21%	1.22%	1.30%	1.27%	1.25%
Expenses net of all reductions	1.14% A	1.14%	1.17%	1.23%	1.21%	1.19%
Net investment income (loss)	.76% A	1.25%	.93%	.99%	1.26%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161,563	$ 138,312	$ 184,789	$ 106,713	$ 47,557	$ 52,011
Portfolio turnover rate F	193% A	122%	86%	85%	61%	48%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 69,424,302
Gross unrealized depreciation	(26,570,443)
Net unrealized appreciation (depreciation) on securities and other investments	$ 42,853,859

Tax cost	$ 482,556,801

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (70,963,758)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,877,745 and $507,659,378, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 239,797	$ 5,422
Class T	.25%	.25%	177,880	1,203
Class B	.75%	.25%	101,953	76,613
Class C	.75%	.25%	386,481	40,644
			$ 906,111	$ 123,882

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 46,683
Class T	14,649
Class B*	20,940
Class C*	3,310
$ 85,582

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 286,403.30
Class T	108,951.31
Class B	30,536.30
Class C	115,869.30
Institutional Class	177,798.23
	$ 719,557

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $24 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $766 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any

Semiannual Report

8. Security Lending - continued

additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,966, including $2 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $248,821 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 1,451,148	$ 1,359,820
Class T	312,643	162,957
Class B	-	6,606
Class C	-	23,592
Institutional Class	1,581,087	1,584,568
Total	$ 3,344,878	$ 3,137,543
From net realized gain
Class A	$ -	$ 1,530,131
Class T	-	550,254
Class B	-	33,415
Class C	-	232,626
Institutional Class	-	990,344
Total	$ -	$ 3,336,770

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	1,098,369	2,979,791	$ 22,770,665	$ 70,086,728
Reinvestment of distributions	66,178	111,230	1,330,840	2,675,569
Shares redeemed	(2,154,654)	(5,317,665)	(44,151,512)	(123,086,641)
Net increase (decrease)	(990,107)	(2,226,644)	$ (20,050,007)	$ (50,324,344)
Class T
Shares sold	357,330	883,154	$ 7,336,053	$ 20,610,023
Reinvestment of distributions	14,784	28,248	297,017	678,402
Shares redeemed	(625,500)	(1,752,649)	(12,822,799)	(40,710,223)
Net increase (decrease)	(253,386)	(841,247)	$ (5,189,729)	$ (19,421,798)
Class B
Shares sold	19,763	68,462	$ 405,341	$ 1,586,905
Reinvestment of distributions	-	1,377	-	32,616
Shares redeemed	(137,705)	(352,710)	(2,799,805)	(8,040,387)
Net increase (decrease)	(117,942)	(282,871)	$ (2,394,464)	$ (6,420,866)
Class C
Shares sold	355,181	956,543	$ 7,220,914	$ 22,080,298
Reinvestment of distributions	-	9,045	-	213,702
Shares redeemed	(694,150)	(1,536,376)	(13,877,706)	(34,998,720)
Net increase (decrease)	(338,969)	(570,788)	$ (6,656,792)	$ (12,704,720)
Institutional Class
Shares sold	2,264,381	2,773,126	$ 45,492,334	$ 64,258,215
Reinvestment of distributions	61,950	73,837	1,248,917	1,781,181
Shares redeemed	(1,467,778)	(3,885,014)	(30,500,069)	(91,297,373)
Net increase (decrease)	858,553	(1,038,051)	$ 16,241,182	$ (25,257,977)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

FAEMI-USAN-0612
1.800640.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Europe Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,055.80	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,054.40	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,051.50	$ 11.22
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,051.90	$ 11.22
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,056.60	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.7	5.0
Nestle SA (Switzerland, Food Products)	3.6	3.8
Sanofi SA (France, Pharmaceuticals)	2.5	3.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.4	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.0	0.0
	14.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.6	16.6
Financials	17.5	22.4
Consumer Staples	14.1	10.2
Health Care	12.1	10.3
Industrials	9.1	8.9
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	38.5	33.4
France	13.0	16.9
Germany	9.6	10.0
Switzerland	7.2	8.7
Italy	4.9	4.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 97.6%	Stocks 98.5%
Short-Term Investments and Net Other Assets (Liabilities) 2.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 0.4%
Fortescue Metals Group Ltd.	13,040	$ 76,623
Austria - 0.2%
Erste Bank AG	1,500	34,541
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	18,200	66,111
Bailiwick of Jersey - 3.1%
Experian PLC	13,200	208,357
Randgold Resources Ltd. sponsored ADR	500	44,575
Shire PLC	5,390	175,696
Wolseley PLC	3,400	129,299
TOTAL BAILIWICK OF JERSEY		557,927
Belgium - 0.4%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	8
KBC Groupe SA	3,480	67,306
TOTAL BELGIUM		67,314
Bermuda - 0.2%
Lazard Ltd. Class A	1,500	41,265
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,700	73,525
Canada - 0.4%
Harry Winston Diamond Corp. (a)	2,400	34,260
Ivanhoe Mines Ltd. (a)	2,500	29,182
TOTAL CANADA		63,442
Cayman Islands - 0.3%
Sands China Ltd.	14,400	56,608
Denmark - 2.4%
Danske Bank A/S (a)	6,301	102,313
Novo Nordisk A/S Series B	2,237	329,815
TOTAL DENMARK		432,128
Finland - 0.4%
Fortum Corp.	3,700	79,593
France - 13.0%
Arkema SA	1,300	115,148
Atos Origin SA	1,470	94,682
BNP Paribas SA	4,969	199,641
Carrefour SA	5,892	118,362
Christian Dior SA	600	90,429
Common Stocks - continued
	Shares	Value
France - continued
Compagnie Generale de Geophysique SA (a)	2,400	$ 68,832
Danone	2,600	182,936
Essilor International SA	1,060	93,371
Eurofins Scientific SA	400	47,265
JC Decaux SA	3,100	87,965
LVMH Moet Hennessy - Louis Vuitton SA	814	134,858
PPR SA	1,600	267,619
Publicis Groupe SA	2,200	113,466
Remy Cointreau SA	800	89,161
Sanofi SA	5,808	443,659
Schneider Electric SA	1,400	86,013
Vivendi	4,279	79,105
TOTAL FRANCE		2,312,512
Germany - 7.2%
adidas AG	1,600	133,439
Allianz AG	2,175	242,377
BASF AG	1,884	155,104
Bayer AG (d)	3,400	239,494
Deutsche Boerse AG	1,300	81,624
Fresenius Medical Care AG & Co. KGaA	1,300	92,322
SAP AG	4,275	283,512
Wirecard AG	2,900	53,746
TOTAL GERMANY		1,281,618
Ireland - 1.6%
CRH PLC	5,200	105,517
Elan Corp. PLC (a)	6,200	85,481
Ingersoll-Rand PLC	2,100	89,292
TOTAL IRELAND		280,290
Italy - 4.9%
Brunello Cucinelli SpA	600	9,531
ENI SpA	15,200	337,767
Fiat Industrial SpA	10,000	113,450
Intesa Sanpaolo SpA	64,361	97,385
Prada SpA	20,300	137,886
Prysmian SpA	7,200	117,236
Salvatore Ferragamo Italia SpA	2,700	66,017
TOTAL ITALY		879,272
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	700	74,367
Common Stocks - continued
	Shares	Value
Netherlands - 2.9%
AEGON NV	22,200	$ 103,273
Gemalto NV	614	45,753
HeidelbergCement Finance AG (d)	2,500	137,460
LyondellBasell Industries NV Class A	2,100	87,738
NXP Semiconductors NV (a)	2,900	74,965
Randstad Holding NV	2,000	69,261
TOTAL NETHERLANDS		518,450
Norway - 0.5%
Schibsted ASA (B Shares)	2,300	87,743
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	27,292	184,700
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	24,158	3,454
Grifols SA (a)(d)	5,800	146,075
Inditex SA (d)	2,522	226,859
TOTAL SPAIN		561,088
Sweden - 2.9%
H&M Hennes & Mauritz AB (B Shares)	5,148	176,866
Swedbank AB (A Shares)	9,705	160,721
Swedish Match Co. AB	4,200	170,731
TOTAL SWEDEN		508,318
Switzerland - 7.2%
Adecco SA (Reg.)	1,365	66,479
Clariant AG (Reg.)	5,140	65,358
Nestle SA	10,595	649,090
Roche Holding AG (participation certificate)	928	169,536
Schindler Holding AG (participation certificate)	1,065	137,768
UBS AG	15,434	192,764
TOTAL SWITZERLAND		1,280,995
United Kingdom - 38.5%
Aegis Group PLC	96,418	278,093
Anglo American PLC (United Kingdom)	5,800	222,923
Antofagasta PLC	4,700	90,093
Aviva PLC	22,200	111,124
Barclays PLC	59,400	210,323
Barratt Developments PLC (a)	63,400	137,583
Bellway PLC	8,000	102,255
BG Group PLC	11,773	277,173
British American Tobacco PLC (United Kingdom)	8,300	425,756
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Land Co. PLC	15,396	$ 122,297
Domino Printing Sciences PLC	6,700	65,140
Filtrona PLC	16,000	120,603
GlaxoSmithKline PLC	15,300	353,496
Hilton Food Group PLC	9,700	44,831
HSBC Holdings PLC (United Kingdom)	39,700	358,423
ICAP PLC	9,600	59,164
Imagination Technologies Group PLC (a)	9,500	106,009
Intertek Group PLC	1,900	77,560
ITV PLC	57,900	78,659
Kingfisher PLC	12,700	59,882
Lloyds Banking Group PLC (a)	168,000	84,337
Meggitt PLC	21,600	143,216
Michael Page International PLC	20,400	137,610
Next PLC	3,300	156,884
Old Mutual PLC	44,012	105,582
Persimmon PLC	9,400	95,891
Prudential PLC	10,260	125,761
Reckitt Benckiser Group PLC	4,700	273,637
Rolls-Royce Group PLC	13,286	177,584
Royal Dutch Shell PLC Class A (United Kingdom)	18,573	662,506
SABMiller PLC	5,200	218,473
Standard Chartered PLC (United Kingdom)	11,486	280,762
SuperGroup PLC (a)	11,900	67,177
Taylor Wimpey PLC	181,300	147,870
Ted Baker PLC	8,200	120,484
Tesco PLC	31,000	159,678
Tullow Oil PLC	5,200	129,471
Vodafone Group PLC	86,200	238,628
Xstrata PLC	12,600	240,811
TOTAL UNITED KINGDOM		6,867,749
United States of America - 4.4%
Apple, Inc. (a)	115	67,188
Beam, Inc.	2,000	113,560
Citrix Systems, Inc. (a)	600	51,366
Dunkin' Brands Group, Inc.	100	3,237
Manitowoc Co., Inc.	4,100	56,785
Mead Johnson Nutrition Co. Class A	800	68,448
Michael Kors Holdings Ltd.	100	4,567
Morgan Stanley	4,400	76,032
Noble Energy, Inc.	1,000	99,320
Common Stocks - continued
	Shares	Value
United States of America - continued
Saba Software, Inc. (a)	2,700	$ 26,244
salesforce.com, Inc. (a)	500	77,865
Visa, Inc. Class A	700	86,086
Yum! Brands, Inc.	800	58,184
TOTAL UNITED STATES OF AMERICA		788,882
TOTAL COMMON STOCKS (Cost $16,587,134)		16,990,361
Nonconvertible Preferred Stocks - 2.4%

Germany - 2.4%
Hugo Boss AG (non-vtg.)	800	89,288
ProSiebenSat.1 Media AG	5,700	144,726
Volkswagen AG	1,000	189,436
TOTAL GERMANY		423,450
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	1,408,316	2,286
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $361,273)		425,736
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.14% (b)	311,726	311,726
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	679,577	679,577
TOTAL MONEY MARKET FUNDS (Cost $991,303)		991,303
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $17,939,710)		18,407,400
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(565,381)
NET ASSETS - 100%		$ 17,842,019
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 237
Fidelity Securities Lending Cash Central Fund	2,591
Total	$ 2,828
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,323,502	$ 3,323,502	$ -	$ -
Consumer Staples	2,514,671	2,088,915	425,756	-
Energy	1,575,069	505,964	1,069,105	-
Financials	3,111,280	1,740,575	1,370,705	-
Health Care	2,176,210	695,741	1,480,469	-
Industrials	1,612,196	1,612,196	-	-
Information Technology	1,106,081	822,569	283,512	-
Materials	1,525,395	1,419,878	105,517	-
Telecommunication Services	392,100	153,472	238,628	-
Utilities	79,593	79,593	-	-
Money Market Funds	991,303	991,303	-	-
Total Investments in Securities:	$ 18,407,400	$ 13,433,708	$ 4,973,692	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $633,070) - See accompanying schedule: Unaffiliated issuers (cost $16,948,407)	$ 17,416,097
Fidelity Central Funds (cost $991,303)	991,303
Total Investments (cost $17,939,710)		$ 18,407,400
Foreign currency held at value (cost $5,034)		5,032
Receivable for investments sold		87,591
Receivable for fund shares sold		8,014
Dividends receivable		92,284
Distributions receivable from Fidelity Central Funds		1,135
Prepaid expenses		18
Receivable from investment adviser for expense reductions		9,002
Other receivables		2,998
Total assets		18,613,474

Liabilities
Payable for investments purchased	$ 30,896
Payable for fund shares redeemed	6,945
Accrued management fee	10,440
Distribution and service plan fees payable	6,894
Other affiliated payables	5,309
Other payables and accrued expenses	31,394
Collateral on securities loaned, at value	679,577
Total liabilities		771,455

Net Assets		$ 17,842,019
Net Assets consist of:
Paid in capital		$ 35,551,609
Undistributed net investment income		100,270
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,278,704)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		468,844
Net Assets		$ 17,842,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,166,396 ÷ 741,138 shares)	$ 11.02

Maximum offering price per share (100/94.25 of $11.02)	$ 11.69
Class T: Net Asset Value and redemption price per share ($5,914,758 ÷ 538,362 shares)	$ 10.99

Maximum offering price per share (100/96.50 of $10.99)	$ 11.39
Class B: Net Asset Value and offering price per share ($925,594 ÷ 86,405 shares)A	$ 10.71

Class C: Net Asset Value and offering price per share ($2,419,787 ÷ 227,449 shares)A	$ 10.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($415,484 ÷ 37,021 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 272,467
Income from Fidelity Central Funds		2,828
Income before foreign taxes withheld		275,295
Less foreign taxes withheld		(14,926)
Total income		260,369

Expenses
Management fee	$ 62,644
Transfer agent fees	27,983
Distribution and service plan fees	41,563
Accounting and security lending fees	4,603
Custodian fees and expenses	14,826
Independent trustees' compensation	53
Registration fees	55,697
Audit	25,511
Legal	78
Miscellaneous	88
Total expenses before reductions	233,046
Expense reductions	(89,956)	143,090
Net investment income (loss)		117,279
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(568,594)
Foreign currency transactions	95
Total net realized gain (loss)		(568,499)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,447,931
Assets and liabilities in foreign currencies	1,151
Total change in net unrealized appreciation (depreciation)		1,449,082
Net gain (loss)		880,583
Net increase (decrease) in net assets resulting from operations		$ 997,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,279	$ 207,981
Net realized gain (loss)	(568,499)	1,827,999
Change in net unrealized appreciation (depreciation)	1,449,082	(3,861,503)
Net increase (decrease) in net assets resulting from operations	997,862	(1,825,523)
Distributions to shareholders from net investment income	(221,435)	(69,262)
Share transactions - net increase (decrease)	(909,811)	(3,369,781)
Redemption fees	29,901	300
Total increase (decrease) in net assets	(103,483)	(5,264,266)

Net Assets
Beginning of period	17,945,502	23,209,768
End of period (including undistributed net investment income of $100,270 and undistributed net investment income of $204,426, respectively)	$ 17,842,019	$ 17,945,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 11.74	$ 10.82	$ 8.98	$ 20.94	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.08	.14	.06	.15	.25	.32
Net realized and unrealized gain (loss)	.48	(1.21)	.99	1.99	(9.22)	4.48
Total from investment operations	.56	(1.07)	1.05	2.14	(8.97)	4.80
Distributions from net investment income	(.17)	(.06)	(.13)	(.30)	(.31)	(.12)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.17)	(.06)	(.13)	(.30)	(2.99)	(1.35)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 11.02	$ 10.61	$ 11.74	$ 10.82	$ 8.98	$ 20.94
Total Return B,C,D	5.58%	(9.19)%	9.74%	25.27%	(49.77)%	29.16%
Ratios to Average Net Assets F,H
Expenses before reductions	2.37% A	2.00%	2.05%	2.00%	1.63%	1.53%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.41%	1.43%	1.46%	1.46%	1.46%
Net investment income (loss)	1.55% A	1.18%	.61%	1.73%	1.65%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,166	$ 8,025	$ 10,276	$ 10,904	$ 10,286	$ 29,273
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 11.68	$ 10.78	$ 8.92	$ 20.75	$ 17.35
Income from Investment Operations
Net investment income (loss) E	.07	.11	.04	.13	.21	.27
Net realized and unrealized gain (loss)	.47	(1.20)	.97	1.99	(9.17)	4.44
Total from investment operations	.54	(1.09)	1.01	2.12	(8.96)	4.71
Distributions from net investment income	(.13)	(.03)	(.11)	(.26)	(.19)	(.08)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.13)	(.03)	(.11)	(.26)	(2.87)	(1.31)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 10.99	$ 10.56	$ 11.68	$ 10.78	$ 8.92	$ 20.75
Total Return B,C,D	5.44%	(9.38)%	9.42%	24.99%	(49.91)%	28.86%
Ratios to Average Net Assets F,H
Expenses before reductions	2.72% A	2.27%	2.34%	2.28%	1.88%	1.80%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.66%	1.67%	1.71%	1.71%	1.71%
Net investment income (loss)	1.30% A	.93%	.36%	1.48%	1.40%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,915	$ 5,965	$ 7,496	$ 8,014	$ 7,866	$ 21,357
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 11.35	$ 10.48	$ 8.61	$ 20.16	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.04	.05	(.01)	.08	.13	.17
Net realized and unrealized gain (loss)	.46	(1.17)	.94	1.95	(8.86)	4.34
Total from investment operations	.50	(1.12)	.93	2.03	(8.73)	4.51
Distributions from net investment income	(.04)	-	(.06)	(.16)	(.14)	(.03)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.04)	-	(.06)	(.16)	(2.82)	(1.26)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 10.71	$ 10.23	$ 11.35	$ 10.48	$ 8.61	$ 20.16
Total Return B,C,D	5.15%	(9.87)%	8.87%	24.34%	(50.13)%	28.29%
Ratios to Average Net Assets F,H
Expenses before reductions	3.23% A	2.78%	2.82%	2.77%	2.39%	2.31%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.16%	2.18%	2.21%	2.21%	2.21%
Net investment income (loss)	.79% A	.43%	(.14)%	.98%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 926	$ 1,136	$ 1,935	$ 2,490	$ 2,806	$ 11,206
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 11.30	$ 10.43	$ 8.58	$ 20.10	$ 16.89
Income from Investment Operations
Net investment income (loss) E	.04	.05	(.01)	.08	.13	.17
Net realized and unrealized gain (loss)	.46	(1.17)	.94	1.94	(8.82)	4.32
Total from investment operations	.50	(1.12)	.93	2.02	(8.69)	4.49
Distributions from net investment income	(.06)	-	(.06)	(.17)	(.15)	(.05)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.06)	-	(.06)	(.17)	(2.83)	(1.28)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 10.64	$ 10.18	$ 11.30	$ 10.43	$ 8.58	$ 20.10
Total Return B,C,D	5.19%	(9.91)%	8.92%	24.29%	(50.11)%	28.21%
Ratios to Average Net Assets F,H
Expenses before reductions	3.19% A	2.75%	2.82%	2.77%	2.38%	2.26%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.16%	2.18%	2.21%	2.21%	2.21%
Net investment income (loss)	.80% A	.43%	(.14)%	.98%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,420	$ 2,524	$ 3,166	$ 3,913	$ 4,522	$ 16,084
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 11.98	$ 11.03	$ 9.13	$ 21.27	$ 17.72
Income from Investment Operations
Net investment income (loss) D	.10	.18	.09	.18	.30	.38
Net realized and unrealized gain (loss)	.47	(1.24)	1.01	2.03	(9.38)	4.54
Total from investment operations	.57	(1.06)	1.10	2.21	(9.08)	4.92
Distributions from net investment income	(.20)	(.09)	(.15)	(.31)	(.38)	(.14)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.20)	(.09)	(.15)	(.31)	(3.06)	(1.37)
Redemption fees added to paid in capital D	.02	- H	- H	- H	- H	- H
Net asset value, end of period	$ 11.22	$ 10.83	$ 11.98	$ 11.03	$ 9.13	$ 21.27
Total Return B,C	5.66%	(8.95)%	10.00%	25.57%	(49.63)%	29.57%
Ratios to Average Net Assets E,G
Expenses before reductions	2.02% A	1.54%	1.80%	1.68%	1.27%	1.19%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%	1.19%
Expenses net of all reductions	1.15% A	1.16%	1.17%	1.21%	1.21%	1.15%
Net investment income (loss)	1.80% A	1.43%	.86%	1.98%	1.90%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 296	$ 336	$ 434	$ 378	$ 1,738
Portfolio turnover rate F	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,402,377
Gross unrealized depreciation	(1,163,863)
Net unrealized appreciation (depreciation) on securities and other investments	$ 238,514
Tax cost	$ 18,168,886

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (9,488,728)
2017	(8,044,625)
Total capital loss carryforward	$ (17,533,353)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,291,953 and $12,413,564, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,332	$ 325
Class T	.25%	.25%	14,371	155
Class B	.75%	.25%	5,092	3,830
Class C	.75%	.25%	11,768	1,367
			$ 41,563	$ 5,677

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,190
Class T	866
Class B*	770
Class C*	167
$ 2,993

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,825.31
Class T	9,536.33
Class B	1,588.31
Class C	3,679.31
Institutional Class	355.23
	$ 27,983

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,591. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 38,026
Class T	1.70%	29,193
Class B	2.20%	5,221
Class C	2.20%	11,660
Institutional Class	1.20%	1,290
		$ 85,390

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,566 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 122,752	$ 48,533
Class T	73,897	17,367
Class B	4,700	-
Class C	15,083	-
Institutional Class	5,003	3,362
Total	$ 221,435	$ 69,262

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	352,950	113,790	$ 3,648,669	$ 1,369,180
Reinvestment of distributions	10,620	3,553	106,515	42,460
Shares redeemed	(378,828)	(236,239)	(4,041,854)	(2,808,784)
Net increase (decrease)	(15,258)	(118,896)	$ (286,670)	$ (1,397,144)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class T
Shares sold	26,004	87,655	$ 274,173	$ 1,039,691
Reinvestment of distributions	7,166	1,416	71,732	16,885
Shares redeemed	(59,862)	(165,637)	(621,841)	(1,980,913)
Net increase (decrease)	(26,692)	(76,566)	$ (275,936)	$ (924,337)
Class B
Shares sold	230	1,700	$ 2,308	$ 19,713
Reinvestment of distributions	422	-	4,127	-
Shares redeemed	(25,340)	(61,103)	(259,741)	(715,010)
Net increase (decrease)	(24,688)	(59,403)	$ (253,306)	$ (695,297)
Class C
Shares sold	19,550	39,446	$ 197,142	$ 455,073
Reinvestment of distributions	1,320	-	12,817	-
Shares redeemed	(41,405)	(71,785)	(412,032)	(822,473)
Net increase (decrease)	(20,535)	(32,339)	$ (202,073)	$ (367,400)
Institutional Class
Shares sold	22,988	55,800	$ 254,698	$ 702,293
Reinvestment of distributions	381	124	3,887	1,508
Shares redeemed	(13,640)	(56,680)	(150,411)	(689,404)
Net increase (decrease)	9,729	(756)	$ 108,174	$ 14,397

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEUR-USAN-0612
1.784875.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Europe Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,055.80	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,054.40	$ 8.68
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,051.50	$ 11.22
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,051.90	$ 11.22
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,056.60	$ 6.14
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02
A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	3.7	5.0
Nestle SA (Switzerland, Food Products)	3.6	3.8
Sanofi SA (France, Pharmaceuticals)	2.5	3.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.4	1.9
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	2.0	0.0
	14.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.6	16.6
Financials	17.5	22.4
Consumer Staples	14.1	10.2
Health Care	12.1	10.3
Industrials	9.1	8.9
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	38.5	33.4
France	13.0	16.9
Germany	9.6	10.0
Switzerland	7.2	8.7
Italy	4.9	4.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 97.6%	Stocks 98.5%
Short-Term Investments and Net Other Assets (Liabilities) 2.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
Australia - 0.4%
Fortescue Metals Group Ltd.	13,040	$ 76,623
Austria - 0.2%
Erste Bank AG	1,500	34,541
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	18,200	66,111
Bailiwick of Jersey - 3.1%
Experian PLC	13,200	208,357
Randgold Resources Ltd. sponsored ADR	500	44,575
Shire PLC	5,390	175,696
Wolseley PLC	3,400	129,299
TOTAL BAILIWICK OF JERSEY		557,927
Belgium - 0.4%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	6,080	8
KBC Groupe SA	3,480	67,306
TOTAL BELGIUM		67,314
Bermuda - 0.2%
Lazard Ltd. Class A	1,500	41,265
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S) (a)	1,700	73,525
Canada - 0.4%
Harry Winston Diamond Corp. (a)	2,400	34,260
Ivanhoe Mines Ltd. (a)	2,500	29,182
TOTAL CANADA		63,442
Cayman Islands - 0.3%
Sands China Ltd.	14,400	56,608
Denmark - 2.4%
Danske Bank A/S (a)	6,301	102,313
Novo Nordisk A/S Series B	2,237	329,815
TOTAL DENMARK		432,128
Finland - 0.4%
Fortum Corp.	3,700	79,593
France - 13.0%
Arkema SA	1,300	115,148
Atos Origin SA	1,470	94,682
BNP Paribas SA	4,969	199,641
Carrefour SA	5,892	118,362
Christian Dior SA	600	90,429
Common Stocks - continued
	Shares	Value
France - continued
Compagnie Generale de Geophysique SA (a)	2,400	$ 68,832
Danone	2,600	182,936
Essilor International SA	1,060	93,371
Eurofins Scientific SA	400	47,265
JC Decaux SA	3,100	87,965
LVMH Moet Hennessy - Louis Vuitton SA	814	134,858
PPR SA	1,600	267,619
Publicis Groupe SA	2,200	113,466
Remy Cointreau SA	800	89,161
Sanofi SA	5,808	443,659
Schneider Electric SA	1,400	86,013
Vivendi	4,279	79,105
TOTAL FRANCE		2,312,512
Germany - 7.2%
adidas AG	1,600	133,439
Allianz AG	2,175	242,377
BASF AG	1,884	155,104
Bayer AG (d)	3,400	239,494
Deutsche Boerse AG	1,300	81,624
Fresenius Medical Care AG & Co. KGaA	1,300	92,322
SAP AG	4,275	283,512
Wirecard AG	2,900	53,746
TOTAL GERMANY		1,281,618
Ireland - 1.6%
CRH PLC	5,200	105,517
Elan Corp. PLC (a)	6,200	85,481
Ingersoll-Rand PLC	2,100	89,292
TOTAL IRELAND		280,290
Italy - 4.9%
Brunello Cucinelli SpA	600	9,531
ENI SpA	15,200	337,767
Fiat Industrial SpA	10,000	113,450
Intesa Sanpaolo SpA	64,361	97,385
Prada SpA	20,300	137,886
Prysmian SpA	7,200	117,236
Salvatore Ferragamo Italia SpA	2,700	66,017
TOTAL ITALY		879,272
Luxembourg - 0.4%
Millicom International Cellular SA (depository receipt)	700	74,367
Common Stocks - continued
	Shares	Value
Netherlands - 2.9%
AEGON NV	22,200	$ 103,273
Gemalto NV	614	45,753
HeidelbergCement Finance AG (d)	2,500	137,460
LyondellBasell Industries NV Class A	2,100	87,738
NXP Semiconductors NV (a)	2,900	74,965
Randstad Holding NV	2,000	69,261
TOTAL NETHERLANDS		518,450
Norway - 0.5%
Schibsted ASA (B Shares)	2,300	87,743
Spain - 3.1%
Banco Bilbao Vizcaya Argentaria SA	27,292	184,700
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	24,158	3,454
Grifols SA (a)(d)	5,800	146,075
Inditex SA (d)	2,522	226,859
TOTAL SPAIN		561,088
Sweden - 2.9%
H&M Hennes & Mauritz AB (B Shares)	5,148	176,866
Swedbank AB (A Shares)	9,705	160,721
Swedish Match Co. AB	4,200	170,731
TOTAL SWEDEN		508,318
Switzerland - 7.2%
Adecco SA (Reg.)	1,365	66,479
Clariant AG (Reg.)	5,140	65,358
Nestle SA	10,595	649,090
Roche Holding AG (participation certificate)	928	169,536
Schindler Holding AG (participation certificate)	1,065	137,768
UBS AG	15,434	192,764
TOTAL SWITZERLAND		1,280,995
United Kingdom - 38.5%
Aegis Group PLC	96,418	278,093
Anglo American PLC (United Kingdom)	5,800	222,923
Antofagasta PLC	4,700	90,093
Aviva PLC	22,200	111,124
Barclays PLC	59,400	210,323
Barratt Developments PLC (a)	63,400	137,583
Bellway PLC	8,000	102,255
BG Group PLC	11,773	277,173
British American Tobacco PLC (United Kingdom)	8,300	425,756
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Land Co. PLC	15,396	$ 122,297
Domino Printing Sciences PLC	6,700	65,140
Filtrona PLC	16,000	120,603
GlaxoSmithKline PLC	15,300	353,496
Hilton Food Group PLC	9,700	44,831
HSBC Holdings PLC (United Kingdom)	39,700	358,423
ICAP PLC	9,600	59,164
Imagination Technologies Group PLC (a)	9,500	106,009
Intertek Group PLC	1,900	77,560
ITV PLC	57,900	78,659
Kingfisher PLC	12,700	59,882
Lloyds Banking Group PLC (a)	168,000	84,337
Meggitt PLC	21,600	143,216
Michael Page International PLC	20,400	137,610
Next PLC	3,300	156,884
Old Mutual PLC	44,012	105,582
Persimmon PLC	9,400	95,891
Prudential PLC	10,260	125,761
Reckitt Benckiser Group PLC	4,700	273,637
Rolls-Royce Group PLC	13,286	177,584
Royal Dutch Shell PLC Class A (United Kingdom)	18,573	662,506
SABMiller PLC	5,200	218,473
Standard Chartered PLC (United Kingdom)	11,486	280,762
SuperGroup PLC (a)	11,900	67,177
Taylor Wimpey PLC	181,300	147,870
Ted Baker PLC	8,200	120,484
Tesco PLC	31,000	159,678
Tullow Oil PLC	5,200	129,471
Vodafone Group PLC	86,200	238,628
Xstrata PLC	12,600	240,811
TOTAL UNITED KINGDOM		6,867,749
United States of America - 4.4%
Apple, Inc. (a)	115	67,188
Beam, Inc.	2,000	113,560
Citrix Systems, Inc. (a)	600	51,366
Dunkin' Brands Group, Inc.	100	3,237
Manitowoc Co., Inc.	4,100	56,785
Mead Johnson Nutrition Co. Class A	800	68,448
Michael Kors Holdings Ltd.	100	4,567
Morgan Stanley	4,400	76,032
Noble Energy, Inc.	1,000	99,320
Common Stocks - continued
	Shares	Value
United States of America - continued
Saba Software, Inc. (a)	2,700	$ 26,244
salesforce.com, Inc. (a)	500	77,865
Visa, Inc. Class A	700	86,086
Yum! Brands, Inc.	800	58,184
TOTAL UNITED STATES OF AMERICA		788,882
TOTAL COMMON STOCKS (Cost $16,587,134)		16,990,361
Nonconvertible Preferred Stocks - 2.4%

Germany - 2.4%
Hugo Boss AG (non-vtg.)	800	89,288
ProSiebenSat.1 Media AG	5,700	144,726
Volkswagen AG	1,000	189,436
TOTAL GERMANY		423,450
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	1,408,316	2,286
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $361,273)		425,736
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 0.14% (b)	311,726	311,726
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	679,577	679,577
TOTAL MONEY MARKET FUNDS (Cost $991,303)		991,303
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $17,939,710)		18,407,400
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(565,381)
NET ASSETS - 100%		$ 17,842,019
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 237
Fidelity Securities Lending Cash Central Fund	2,591
Total	$ 2,828
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,323,502	$ 3,323,502	$ -	$ -
Consumer Staples	2,514,671	2,088,915	425,756	-
Energy	1,575,069	505,964	1,069,105	-
Financials	3,111,280	1,740,575	1,370,705	-
Health Care	2,176,210	695,741	1,480,469	-
Industrials	1,612,196	1,612,196	-	-
Information Technology	1,106,081	822,569	283,512	-
Materials	1,525,395	1,419,878	105,517	-
Telecommunication Services	392,100	153,472	238,628	-
Utilities	79,593	79,593	-	-
Money Market Funds	991,303	991,303	-	-
Total Investments in Securities:	$ 18,407,400	$ 13,433,708	$ 4,973,692	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $633,070) - See accompanying schedule: Unaffiliated issuers (cost $16,948,407)	$ 17,416,097
Fidelity Central Funds (cost $991,303)	991,303
Total Investments (cost $17,939,710)		$ 18,407,400
Foreign currency held at value (cost $5,034)		5,032
Receivable for investments sold		87,591
Receivable for fund shares sold		8,014
Dividends receivable		92,284
Distributions receivable from Fidelity Central Funds		1,135
Prepaid expenses		18
Receivable from investment adviser for expense reductions		9,002
Other receivables		2,998
Total assets		18,613,474

Liabilities
Payable for investments purchased	$ 30,896
Payable for fund shares redeemed	6,945
Accrued management fee	10,440
Distribution and service plan fees payable	6,894
Other affiliated payables	5,309
Other payables and accrued expenses	31,394
Collateral on securities loaned, at value	679,577
Total liabilities		771,455

Net Assets		$ 17,842,019
Net Assets consist of:
Paid in capital		$ 35,551,609
Undistributed net investment income		100,270
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,278,704)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		468,844
Net Assets		$ 17,842,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,166,396 ÷ 741,138 shares)	$ 11.02

Maximum offering price per share (100/94.25 of $11.02)	$ 11.69
Class T: Net Asset Value and redemption price per share ($5,914,758 ÷ 538,362 shares)	$ 10.99

Maximum offering price per share (100/96.50 of $10.99)	$ 11.39
Class B: Net Asset Value and offering price per share ($925,594 ÷ 86,405 shares)A	$ 10.71

Class C: Net Asset Value and offering price per share ($2,419,787 ÷ 227,449 shares)A	$ 10.64

Institutional Class: Net Asset Value, offering price and redemption price per share ($415,484 ÷ 37,021 shares)	$ 11.22

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 272,467
Income from Fidelity Central Funds		2,828
Income before foreign taxes withheld		275,295
Less foreign taxes withheld		(14,926)
Total income		260,369

Expenses
Management fee	$ 62,644
Transfer agent fees	27,983
Distribution and service plan fees	41,563
Accounting and security lending fees	4,603
Custodian fees and expenses	14,826
Independent trustees' compensation	53
Registration fees	55,697
Audit	25,511
Legal	78
Miscellaneous	88
Total expenses before reductions	233,046
Expense reductions	(89,956)	143,090
Net investment income (loss)		117,279
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(568,594)
Foreign currency transactions	95
Total net realized gain (loss)		(568,499)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,447,931
Assets and liabilities in foreign currencies	1,151
Total change in net unrealized appreciation (depreciation)		1,449,082
Net gain (loss)		880,583
Net increase (decrease) in net assets resulting from operations		$ 997,862

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 117,279	$ 207,981
Net realized gain (loss)	(568,499)	1,827,999
Change in net unrealized appreciation (depreciation)	1,449,082	(3,861,503)
Net increase (decrease) in net assets resulting from operations	997,862	(1,825,523)
Distributions to shareholders from net investment income	(221,435)	(69,262)
Share transactions - net increase (decrease)	(909,811)	(3,369,781)
Redemption fees	29,901	300
Total increase (decrease) in net assets	(103,483)	(5,264,266)

Net Assets
Beginning of period	17,945,502	23,209,768
End of period (including undistributed net investment income of $100,270 and undistributed net investment income of $204,426, respectively)	$ 17,842,019	$ 17,945,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 11.74	$ 10.82	$ 8.98	$ 20.94	$ 17.49
Income from Investment Operations
Net investment income (loss) E	.08	.14	.06	.15	.25	.32
Net realized and unrealized gain (loss)	.48	(1.21)	.99	1.99	(9.22)	4.48
Total from investment operations	.56	(1.07)	1.05	2.14	(8.97)	4.80
Distributions from net investment income	(.17)	(.06)	(.13)	(.30)	(.31)	(.12)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.17)	(.06)	(.13)	(.30)	(2.99)	(1.35)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 11.02	$ 10.61	$ 11.74	$ 10.82	$ 8.98	$ 20.94
Total Return B,C,D	5.58%	(9.19)%	9.74%	25.27%	(49.77)%	29.16%
Ratios to Average Net Assets F,H
Expenses before reductions	2.37% A	2.00%	2.05%	2.00%	1.63%	1.53%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.40% A	1.41%	1.43%	1.46%	1.46%	1.46%
Net investment income (loss)	1.55% A	1.18%	.61%	1.73%	1.65%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,166	$ 8,025	$ 10,276	$ 10,904	$ 10,286	$ 29,273
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 11.68	$ 10.78	$ 8.92	$ 20.75	$ 17.35
Income from Investment Operations
Net investment income (loss) E	.07	.11	.04	.13	.21	.27
Net realized and unrealized gain (loss)	.47	(1.20)	.97	1.99	(9.17)	4.44
Total from investment operations	.54	(1.09)	1.01	2.12	(8.96)	4.71
Distributions from net investment income	(.13)	(.03)	(.11)	(.26)	(.19)	(.08)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.13)	(.03)	(.11)	(.26)	(2.87)	(1.31)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 10.99	$ 10.56	$ 11.68	$ 10.78	$ 8.92	$ 20.75
Total Return B,C,D	5.44%	(9.38)%	9.42%	24.99%	(49.91)%	28.86%
Ratios to Average Net Assets F,H
Expenses before reductions	2.72% A	2.27%	2.34%	2.28%	1.88%	1.80%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.65% A	1.66%	1.67%	1.71%	1.71%	1.71%
Net investment income (loss)	1.30% A	.93%	.36%	1.48%	1.40%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,915	$ 5,965	$ 7,496	$ 8,014	$ 7,866	$ 21,357
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.23	$ 11.35	$ 10.48	$ 8.61	$ 20.16	$ 16.91
Income from Investment Operations
Net investment income (loss) E	.04	.05	(.01)	.08	.13	.17
Net realized and unrealized gain (loss)	.46	(1.17)	.94	1.95	(8.86)	4.34
Total from investment operations	.50	(1.12)	.93	2.03	(8.73)	4.51
Distributions from net investment income	(.04)	-	(.06)	(.16)	(.14)	(.03)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.04)	-	(.06)	(.16)	(2.82)	(1.26)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 10.71	$ 10.23	$ 11.35	$ 10.48	$ 8.61	$ 20.16
Total Return B,C,D	5.15%	(9.87)%	8.87%	24.34%	(50.13)%	28.29%
Ratios to Average Net Assets F,H
Expenses before reductions	3.23% A	2.78%	2.82%	2.77%	2.39%	2.31%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.16%	2.18%	2.21%	2.21%	2.21%
Net investment income (loss)	.79% A	.43%	(.14)%	.98%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 926	$ 1,136	$ 1,935	$ 2,490	$ 2,806	$ 11,206
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 11.30	$ 10.43	$ 8.58	$ 20.10	$ 16.89
Income from Investment Operations
Net investment income (loss) E	.04	.05	(.01)	.08	.13	.17
Net realized and unrealized gain (loss)	.46	(1.17)	.94	1.94	(8.82)	4.32
Total from investment operations	.50	(1.12)	.93	2.02	(8.69)	4.49
Distributions from net investment income	(.06)	-	(.06)	(.17)	(.15)	(.05)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.06)	-	(.06)	(.17)	(2.83)	(1.28)
Redemption fees added to paid in capital E	.02	- I	- I	- I	- I	- I
Net asset value, end of period	$ 10.64	$ 10.18	$ 11.30	$ 10.43	$ 8.58	$ 20.10
Total Return B,C,D	5.19%	(9.91)%	8.92%	24.29%	(50.11)%	28.21%
Ratios to Average Net Assets F,H
Expenses before reductions	3.19% A	2.75%	2.82%	2.77%	2.38%	2.26%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.15% A	2.16%	2.18%	2.21%	2.21%	2.21%
Net investment income (loss)	.80% A	.43%	(.14)%	.98%	.90%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,420	$ 2,524	$ 3,166	$ 3,913	$ 4,522	$ 16,084
Portfolio turnover rate G	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 11.98	$ 11.03	$ 9.13	$ 21.27	$ 17.72
Income from Investment Operations
Net investment income (loss) D	.10	.18	.09	.18	.30	.38
Net realized and unrealized gain (loss)	.47	(1.24)	1.01	2.03	(9.38)	4.54
Total from investment operations	.57	(1.06)	1.10	2.21	(9.08)	4.92
Distributions from net investment income	(.20)	(.09)	(.15)	(.31)	(.38)	(.14)
Distributions from net realized gain	-	-	-	-	(2.68)	(1.23)
Total distributions	(.20)	(.09)	(.15)	(.31)	(3.06)	(1.37)
Redemption fees added to paid in capital D	.02	- H	- H	- H	- H	- H
Net asset value, end of period	$ 11.22	$ 10.83	$ 11.98	$ 11.03	$ 9.13	$ 21.27
Total Return B,C	5.66%	(8.95)%	10.00%	25.57%	(49.63)%	29.57%
Ratios to Average Net Assets E,G
Expenses before reductions	2.02% A	1.54%	1.80%	1.68%	1.27%	1.19%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.25%	1.25%	1.25%	1.19%
Expenses net of all reductions	1.15% A	1.16%	1.17%	1.21%	1.21%	1.15%
Net investment income (loss)	1.80% A	1.43%	.86%	1.98%	1.90%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 415	$ 296	$ 336	$ 434	$ 378	$ 1,738
Portfolio turnover rate F	129% A	118%	143%	109%	112%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,402,377
Gross unrealized depreciation	(1,163,863)
Net unrealized appreciation (depreciation) on securities and other investments	$ 238,514
Tax cost	$ 18,168,886

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (9,488,728)
2017	(8,044,625)
Total capital loss carryforward	$ (17,533,353)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,291,953 and $12,413,564, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,332	$ 325
Class T	.25%	.25%	14,371	155
Class B	.75%	.25%	5,092	3,830
Class C	.75%	.25%	11,768	1,367
			$ 41,563	$ 5,677

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,190
Class T	866
Class B*	770
Class C*	167
$ 2,993

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 12,825.31
Class T	9,536.33
Class B	1,588.31
Class C	3,679.31
Institutional Class	355.23
	$ 27,983

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $26 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,591. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 38,026
Class T	1.70%	29,193
Class B	2.20%	5,221
Class C	2.20%	11,660
Institutional Class	1.20%	1,290
		$ 85,390

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,566 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 122,752	$ 48,533
Class T	73,897	17,367
Class B	4,700	-
Class C	15,083	-
Institutional Class	5,003	3,362
Total	$ 221,435	$ 69,262

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	352,950	113,790	$ 3,648,669	$ 1,369,180
Reinvestment of distributions	10,620	3,553	106,515	42,460
Shares redeemed	(378,828)	(236,239)	(4,041,854)	(2,808,784)
Net increase (decrease)	(15,258)	(118,896)	$ (286,670)	$ (1,397,144)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class T
Shares sold	26,004	87,655	$ 274,173	$ 1,039,691
Reinvestment of distributions	7,166	1,416	71,732	16,885
Shares redeemed	(59,862)	(165,637)	(621,841)	(1,980,913)
Net increase (decrease)	(26,692)	(76,566)	$ (275,936)	$ (924,337)
Class B
Shares sold	230	1,700	$ 2,308	$ 19,713
Reinvestment of distributions	422	-	4,127	-
Shares redeemed	(25,340)	(61,103)	(259,741)	(715,010)
Net increase (decrease)	(24,688)	(59,403)	$ (253,306)	$ (695,297)
Class C
Shares sold	19,550	39,446	$ 197,142	$ 455,073
Reinvestment of distributions	1,320	-	12,817	-
Shares redeemed	(41,405)	(71,785)	(412,032)	(822,473)
Net increase (decrease)	(20,535)	(32,339)	$ (202,073)	$ (367,400)
Institutional Class
Shares sold	22,988	55,800	$ 254,698	$ 702,293
Reinvestment of distributions	381	124	3,887	1,508
Shares redeemed	(13,640)	(56,680)	(150,411)	(689,404)
Net increase (decrease)	9,729	(756)	$ 108,174	$ 14,397

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AEURI-USAN-0612
1.784876.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,047.00	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,046.20	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,043.50	$ 11.18
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,043.50	$ 11.18
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,049.60	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Proto Corp. (Japan, Media)	1.8	2.3
Sanofi SA sponsored ADR (France, Pharmaceuticals)	1.6	0.0
Advance Auto Parts, Inc. (United States of America, Specialty Retail)	1.6	1.5
Computer Task Group, Inc. (United States of America, IT Services)	1.5	1.7
carsales.com Ltd. (Australia, Internet Software & Services)	1.5	1.0
	8.0
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	18.2
Information Technology	21.7	32.3
Financials	13.2	9.2
Health Care	10.3	14.8
Energy	8.6	9.4
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	42.9	35.1
Japan	13.6	14.4
India	6.0	16.5
France	4.8	1.8
United Kingdom	3.9	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 99.9%	Stocks 98.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 2.2%
Australia & New Zealand Banking Group Ltd.	4,479	$ 111,575
carsales.com Ltd. (d)	205,327	1,230,040
Goodman Group unit	29,684	111,335
Imdex Ltd.	37,878	99,447
Newcrest Mining Ltd.	700	19,180
Nufarm Ltd.	20,863	106,942
Troy Resources NL	19,380	90,052
TOTAL AUSTRALIA		1,768,571
Austria - 0.4%
Austriamicrosystems AG	1,810	145,590
OMV AG	4,700	159,124
TOTAL AUSTRIA		304,714
Bailiwick of Jersey - 0.1%
Delphi Automotive PLC	1,900	58,311
Belgium - 0.7%
Anheuser-Busch InBev SA NV ADR (d)	5,600	406,672
KBC Groupe SA	9,235	178,612
TOTAL BELGIUM		585,284
Bermuda - 1.1%
China Foods Ltd.	58,000	62,794
Fairwood Holdings Ltd.	138,000	236,562
Invesco Ltd.	6,900	171,396
Marvell Technology Group Ltd. (a)	17,700	265,677
Nabors Industries Ltd. (a)	6,200	103,230
Soundwill Holdings Ltd.	38,000	59,753
TOTAL BERMUDA		899,412
Brazil - 2.7%
Amil Participacoes SA	2,200	21,410
Banco Do Est Rio Grande Sul SA	9,700	84,067
BM&F Bovespa SA	26,900	151,283
Companhia de Concessoes Rodoviarias	33,600	260,882
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	6,300	247,353
Embraer SA sponsored ADR	3,000	103,920
EZ Tec Empreendimentos e Participacoes SA	22,000	242,950
Itau Unibanco Banco Multiplo SA	4,700	73,971
Kroton Educacional SA unit (a)	14,400	210,015
Multiplus SA	7,300	158,167
Qualicorp SA	7,000	60,961
Common Stocks - continued
	Shares	Value
Brazil - continued
Tegma Gestao Logistica SA	14,100	$ 214,516
Totvs SA	18,000	350,812
TOTAL BRAZIL		2,180,307
Canada - 1.6%
Bellhaven Copper & Gold, Inc. (a)	350,000	129,334
Canadian National Railway Co.	1,200	102,415
CGI Group, Inc. Class A (sub. vtg.) (a)	5,600	125,692
Melcor Developments Ltd.	15,900	246,287
Novagold Resources, Inc. (a)	8,800	63,433
Petrobank Energy & Resources Ltd. (a)	11,500	164,860
PHX Energy Services Corp. (d)	8,600	83,323
Suncor Energy, Inc.	3,100	102,407
Talisman Energy, Inc.	20,000	261,605
TOTAL CANADA		1,279,356
Cayman Islands - 3.4%
3SBio, Inc. sponsored ADR (a)	4,100	53,628
Biostime International Holdings Ltd.	163,000	469,547
Ctrip.com International Ltd. sponsored ADR (a)(d)	8,500	184,195
Daphne International Holdings Ltd.	334,000	476,980
International Taifeng Holdings Ltd.	264,000	81,664
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	20,300	315,056
Pico Far East Holdings Ltd.	674,000	162,448
Prince Frog International Holdings Ltd.	236,000	90,949
Shenguan Holdings Group Ltd.	422,000	228,442
Shenzhou International Group Holdings Ltd.	327,000	615,339
SITC International Holdings Co. Ltd.	191,000	57,852
TOTAL CAYMAN ISLANDS		2,736,100
China - 0.1%
China CITIC Bank Corp. Ltd. (H Shares)	177,000	112,697
Denmark - 0.3%
Carlsberg A/S Series B	2,800	241,351
Finland - 0.1%
Nokian Tyres PLC	2,200	104,350
France - 4.8%
Arkema SA	3,600	318,872
BNP Paribas SA	5,000	200,887
Danone SA	3,100	218,116
Edenred SA	15,600	498,315
Ingenico SA	9,775	514,241
Common Stocks - continued
	Shares	Value
France - continued
Maisons France Confort	7,200	$ 198,919
Natixis SA	61,000	185,891
Safran SA	2,400	88,959
Sanofi SA sponsored ADR (d)	34,400	1,313,392
Societe Generale Series A	7,600	179,687
Ubisoft Entertainment SA (a)	27,659	190,361
Ubisoft Entertainment SA warrants 10/10/13 (a)	27,659	989
TOTAL FRANCE		3,908,629
Germany - 0.5%
Aareal Bank AG (a)	10,646	205,408
adidas AG	2,000	166,799
Isra Vision AG	2,500	59,836
TOTAL GERMANY		432,043
Hong Kong - 0.5%
AIA Group Ltd.	80,200	285,297
Lenovo Group Ltd.	118,000	113,458
TOTAL HONG KONG		398,755
India - 6.0%
Bata India Ltd.	7,330	122,250
Cipla Ltd.	17,616	104,361
CRISIL Ltd.	10,681	211,075
eClerx	18,500	258,013
ICRA Ltd.	7,131	151,611
Indian Bank	22,225	93,348
Indoco Remedies Ltd.	17,236	153,591
INFO Edge India Ltd.	58,933	855,936
Ipca Laboratories Ltd.	18,779	128,884
Jubilant Foodworks Ltd. (a)	53,214	1,197,757
Lovable Lingerie Ltd.	11,220	78,571
Manappuram General Finance & Leasing Ltd.	503,449	287,262
Natco Pharma Ltd.	9,352	76,020
Opto Circuits India Ltd.	98,153	346,839
Page Industries Ltd.	3,112	184,847
Prakash Industries Ltd.	58,881	58,641
Sobha Developers Ltd.	57,939	363,377
South Indian Bank Ltd.	419,216	196,174
Sun TV Ltd.	2,642	14,368
TOTAL INDIA		4,882,925
Common Stocks - continued
	Shares	Value
Ireland - 1.2%
Jazz Pharmaceuticals PLC (a)	2,900	$ 147,987
Paddy Power PLC (Ireland)	4,200	274,106
Trinity Biotech PLC sponsored ADR	47,941	552,280
TOTAL IRELAND		974,373
Israel - 0.9%
ClickSoftware Technologies Ltd.	43,800	474,354
NICE Systems Ltd. sponsored ADR (a)	6,300	242,046
TOTAL ISRAEL		716,400
Italy - 0.9%
Banca Popolare dell'Emilia Romagna Scrl	27,500	168,771
De Longhi SpA	18,200	256,351
ENI SpA	12,300	273,324
Gentium SpA sponsored ADR (a)	4,900	46,550
TOTAL ITALY		744,996
Japan - 13.6%
Ajinomoto Co., Inc.	38,000	490,468
Asahi Glass Co. Ltd.	26,000	204,439
CAC Corp.	53,700	469,517
CKD Corp.	28,900	213,929
Credit Saison Co. Ltd.	7,200	154,529
Daihatsu Motor Co. Ltd.	26,000	490,830
Fujitsu Ltd.	21,000	102,073
Hitachi Capital Corp.	14,800	244,672
Hitachi Transport System Ltd.	12,900	236,098
IT Holdings Corp.	18,000	230,513
Iwatsuka Confectionary Co. Ltd.	1,300	52,749
Kakaku.com, Inc.	1,800	55,977
Kanto Natural Gas Development	9,000	47,227
Kintetsu World Express, Inc.	6,900	247,057
KOMERI Co. Ltd.	4,700	131,689
MEGANE TOP CO. LTD.	14,700	188,777
Micronics Japan Co. Ltd.	20,000	93,780
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,080	211,077
Nomura Real Estate Holdings, Inc.	6,500	113,635
Nomura Research Institute Ltd.	3,200	73,419
NSD Co. Ltd.	11,100	91,791
ORIX Corp.	2,290	218,962
Otsuka Corp.	2,900	233,250
Piolax, Inc.	5,000	121,973
Proto Corp.	42,200	1,452,476
Common Stocks - continued
	Shares	Value
Japan - continued
Relo Holdings Corp.	8,100	$ 238,952
Rohto Pharmaceutical Co. Ltd.	30,000	384,288
Ryoyo Electro Corp.	18,600	205,852
Sekisui House Ltd.	23,000	213,232
Shimamura Co. Ltd.	2,200	249,157
Shinsei Bank Ltd.	191,000	246,490
Ship Healthcare Holdings, Inc.	10,300	243,496
Shoei Co. Ltd.	8,700	62,432
Square Enix Holdings Co. Ltd.	11,100	217,273
Sumitomo Mitsui Financial Group, Inc.	9,700	310,408
The Suruga Bank Ltd.	43,000	428,901
Tocalo Co. Ltd.	3,100	55,865
Tohokushinsha Film Corp.	15,100	132,158
Tokyo Seimitsu Co. Ltd.	10,500	215,850
Toshiba Plant Systems & Services Corp.	19,000	201,222
Toyo Suisan Kaisha Ltd.	19,000	487,784
Tsutsumi Jewelry Co. Ltd.	23,000	672,831
USS Co. Ltd.	1,090	110,573
Xebio Co. Ltd.	9,500	261,507
TOTAL JAPAN		11,109,178
Korea (South) - 1.9%
Hyundai Department Store Co. Ltd.	411	58,006
Hyundai Motor Co.	523	124,257
KB Financial Group, Inc.	2,900	98,116
Kia Motors Corp.	1,110	81,915
Korea Investment Holdings Co. Ltd.	2,910	100,423
LG Household & Health Care Ltd.	486	255,014
LIG Non-Life Insurance Co. Ltd.	4,490	93,366
MegaStudy Co. Ltd.	3,198	298,258
Orion Corp.	248	197,061
Samsung Electronics Co. Ltd.	101	124,225
Woongjin Coway Co. Ltd.	4,710	150,870
TOTAL KOREA (SOUTH)		1,581,511
Luxembourg - 0.3%
Altisource Portfolio Solutions SA (a)	4,700	281,201
Malaysia - 0.1%
Malaysian Plantations Bhd	83,900	109,537
Netherlands - 2.7%
Gemalto NV	16,177	1,205,457
ING Groep NV (Certificaten Van Aandelen) (a)	12,600	88,898
Common Stocks - continued
	Shares	Value
Netherlands - continued
LyondellBasell Industries NV Class A	7,600	$ 317,528
Randstad Holding NV	4,447	154,002
Unilever NV (Certificaten Van Aandelen) (Bearer)	13,901	476,205
TOTAL NETHERLANDS		2,242,090
Norway - 0.2%
Schibsted ASA (B Shares)	3,500	133,521
Panama - 0.6%
Copa Holdings SA Class A	5,902	479,892
Poland - 0.2%
Eurocash SA	11,900	145,308
Russia - 2.4%
Gazprom OAO sponsored ADR (Reg. S)	18,700	215,798
Mobile TeleSystems OJSC sponsored ADR	14,900	291,444
Pharmstandard OJSC (a)	15,933	935,767
Vozrozhdenie Bank	25,400	481,520
TOTAL RUSSIA		1,924,529
Singapore - 0.1%
Breadtalk Group Ltd.	209,000	93,722
South Africa - 0.5%
Life Healthcare Group Holdings Ltd.	32,200	111,280
Super Group Ltd. (a)	179,100	338,489
TOTAL SOUTH AFRICA		449,769
Sweden - 1.4%
AarhusKarlshamn AB	20,700	696,083
EnergyO Solutions AB (a)	46,207	178,757
Intrum Justitia AB	14,800	224,618
Swedol AB	2,500	10,899
TOTAL SWEDEN		1,110,357
Switzerland - 0.4%
Aryzta AG	6,420	323,281
Thailand - 0.5%
Asian Property Development PCL (For. Reg.)	1,212,200	269,991
Supalai PCL (For. Reg.)	235,700	125,686
TOTAL THAILAND		395,677
Turkey - 0.2%
Turkiye Halk Bankasi A/S	21,000	147,012
Common Stocks - continued
	Shares	Value
United Kingdom - 3.9%
Aberdeen Asset Management PLC	64,300	$ 295,876
Ashtead Group PLC	15,400	62,114
Barclays PLC	55,618	196,931
Domino Printing Sciences PLC	21,300	207,087
G4S PLC (United Kingdom)	53,700	243,701
GlaxoSmithKline PLC	24,900	575,298
HSBC Holdings PLC (United Kingdom)	24,600	222,096
Kingfisher PLC	31,500	148,526
Microgen PLC	17,400	37,985
Moneysupermarket.com Group PLC	206,300	446,349
Pearson PLC	4,100	77,236
Royal Dutch Shell PLC:
Class A sponsored ADR	527	37,702
Class B sponsored ADR	1,100	80,696
Royalblue Group PLC	5,000	125,790
Shanks Group PLC	31,500	47,293
Speedy Hire PLC	411,500	183,674
TelecityGroup PLC (a)	3,700	48,464
Vodafone Group PLC sponsored ADR	2,600	72,358
Volex PLC	12,400	52,882
TOTAL UNITED KINGDOM		3,162,058
United States of America - 42.9%
ACCO Brands Corp. (a)	8,500	89,675
Actuant Corp. Class A	5,900	160,893
Advance Auto Parts, Inc.	13,800	1,266,840
Aetna, Inc.	5,800	255,432
AGCO Corp. (a)	4,200	195,594
Albemarle Corp.	3,700	241,610
Alliance Data Systems Corp. (a)	3,600	462,564
American Public Education, Inc. (a)	7,000	243,040
Amgen, Inc.	5,500	391,105
Apache Corp.	6,900	661,986
Apple, Inc. (a)	1,481	865,259
Arrow Electronics, Inc. (a)	2,700	113,535
Autodesk, Inc. (a)	3,600	141,732
Bank of Commerce Holdings	11,000	46,860
BB&T Corp.	10,400	333,216
Bed Bath & Beyond, Inc. (a)	1,100	77,429
Biogen Idec, Inc. (a)	1,300	174,213
Brocade Communications Systems, Inc. (a)	19,100	105,814
Celgene Corp. (a)	3,100	226,052
Common Stocks - continued
	Shares	Value
United States of America - continued
Centene Corp. (a)	4,200	$ 166,278
CF Industries Holdings, Inc.	2,500	482,650
Commercial Metals Co.	4,300	63,554
Computer Task Group, Inc. (a)	86,200	1,243,004
Corning, Inc.	8,800	126,280
Corporate Executive Board Co.	5,600	231,672
Corrections Corp. of America (a)	6,900	199,341
Cracker Barrel Old Country Store, Inc.	5,600	322,112
CVR Energy, Inc. (a)	8,000	242,880
Deere & Co.	2,000	164,720
Delek US Holdings, Inc.	15,100	246,130
Discover Financial Services	35,600	1,206,840
Discovery Communications, Inc. (a)	3,300	179,586
Dycom Industries, Inc. (a)	8,900	208,171
Entegris, Inc. (a)	15,200	134,520
EPAM Systems, Inc.	3,600	74,304
Equifax, Inc.	5,500	252,010
Extra Space Storage, Inc.	2,200	66,770
Fiserv, Inc. (a)	3,800	267,102
FMC Corp.	2,300	254,035
General Electric Co.	6,400	125,312
Google, Inc. Class A (a)	1,900	1,149,937
H.B. Fuller Co.	1,300	42,770
Health Net, Inc. (a)	6,300	224,343
Helmerich & Payne, Inc.	1,800	92,502
Heska Corp.	4,600	57,523
Hess Corp.	15,100	787,314
HollyFrontier Corp.	9,900	305,118
Humana, Inc.	1,700	137,156
InfoSpace, Inc. (a)	8,800	97,944
International Paper Co.	1,700	56,627
Intuit, Inc.	4,800	278,256
Jabil Circuit, Inc.	8,800	206,360
Jarden Corp.	26,900	1,127,917
John Wiley & Sons, Inc. Class A	700	31,633
JPMorgan Chase & Co.	3,400	146,132
Kennametal, Inc.	3,500	147,805
Landec Corp. (a)	33,400	215,096
Lincoln National Corp.	4,300	106,511
Lithia Motors, Inc. Class A (sub. vtg.)	11,000	295,130
Marathon Oil Corp.	20,600	604,404
Marathon Petroleum Corp.	7,400	307,914
Common Stocks - continued
	Shares	Value
United States of America - continued
MasterCard, Inc. Class A	1,100	$ 497,497
Maximus, Inc.	4,900	216,825
McKesson Corp.	3,200	292,512
Mentor Graphics Corp. (a)	4,600	66,470
Merck & Co., Inc.	5,700	223,668
Molina Healthcare, Inc. (a)	3,600	92,340
Motorola Solutions, Inc.	11,800	602,154
Murphy Oil Corp.	13,800	758,586
MWI Veterinary Supply, Inc. (a)	600	56,640
Nanosphere, Inc. (a)	21,570	38,179
NeuStar, Inc. Class A (a)	5,700	207,195
Norfolk Southern Corp.	500	36,465
Omnicare, Inc.	10,300	358,852
On Assignment, Inc. (a)	7,500	140,325
Papa John's International, Inc. (a)	3,400	136,952
Parametric Technology Corp. (a)	14,700	317,226
PDF Solutions, Inc. (a)	68,700	605,934
Penske Automotive Group, Inc.	16,200	428,328
Pioneer Natural Resources Co.	100	11,582
Portfolio Recovery Associates, Inc. (a)	1,500	103,230
Prudential Financial, Inc.	3,400	205,836
PVH Corp.	700	62,160
QEP Resources, Inc.	21,700	668,577
Rayonier, Inc.	2,200	99,770
Rockwood Holdings, Inc. (a)	9,500	525,730
Ross Stores, Inc.	5,900	363,381
Safeway, Inc.	15,400	313,082
Sealed Air Corp.	1,600	30,688
Smart Balance, Inc. (a)	175,400	1,034,860
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	31,800	534,876
Steel Dynamics, Inc.	4,800	61,296
Stone Energy Corp. (a)	10,700	300,135
Synopsys, Inc. (a)	13,100	393,131
Synta Pharmaceuticals Corp. (a)	23,867	103,821
TD Ameritrade Holding Corp.	1,800	33,822
Tesoro Corp. (a)	4,600	106,950
The AES Corp. (a)	17,200	215,344
The Walt Disney Co.	24,100	1,038,951
Time Warner, Inc.	9,900	370,854
Total System Services, Inc.	12,600	296,352
Towers Watson & Co.	7,100	464,340
U.S. Bancorp	3,800	122,246
Common Stocks - continued
	Shares	Value
United States of America - continued
Unit Corp. (a)	4,000	$ 169,000
UnitedHealth Group, Inc.	4,900	275,135
Valero Energy Corp.	12,400	306,280
Valspar Corp.	11,300	577,995
Viacom, Inc. Class B (non-vtg.)	5,200	241,228
ViroPharma, Inc. (a)	5,700	123,975
Visa, Inc. Class A	4,500	553,410
W.R. Grace & Co. (a)	9,900	590,139
Weight Watchers International, Inc.	3,200	243,072
Wesco Aircraft Holdings, Inc. (a)	16,300	257,377
Western Refining, Inc.	5,300	100,965
Wyndham Worldwide Corp.	5,100	256,734
TOTAL UNITED STATES OF AMERICA		34,960,984
TOTAL COMMON STOCKS (Cost $78,876,390)		80,978,201
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
Volkswagen AG (Cost $389,141)	2,100	397,815
Money Market Funds - 3.8%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $3,085,075)	3,085,075	3,085,075
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $82,350,606)		84,461,091
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(2,975,915)
NET ASSETS - 100%		$ 81,485,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,165
Fidelity Securities Lending Cash Central Fund	6,515
Total	$ 7,680
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,309,488	$ 14,144,617	$ 4,164,871	$ -
Consumer Staples	6,283,488	4,776,282	1,507,206	-
Energy	7,199,619	6,879,068	320,551	-
Financials	10,876,046	7,906,205	2,969,841	-
Health Care	8,392,295	7,189,213	1,203,082	-
Industrials	7,187,716	6,029,106	1,158,610	-
Information Technology	17,776,489	15,787,194	1,989,295	-
Materials	4,345,619	4,345,619	-	-
Telecommunication Services	363,802	363,802	-	-
Utilities	641,454	641,454	-	-
Money Market Funds	3,085,075	3,085,075	-	-
Total Investments in Securities:	$ 84,461,091	$ 71,147,635	$ 13,313,456	$ -
Transfers from Level 2 to Level 1 during the period were $20,555,023.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,965,645) - See accompanying schedule: Unaffiliated issuers (cost $79,265,531)	$ 81,376,016
Fidelity Central Funds (cost $3,085,075)	3,085,075
Total Investments (cost $82,350,606)		$ 84,461,091
Foreign currency held at value (cost $177,753)		177,061
Receivable for investments sold		2,644,785
Receivable for fund shares sold		67,289
Dividends receivable		199,410
Distributions receivable from Fidelity Central Funds		2,066
Prepaid expenses		174
Other receivables		70,701
Total assets		87,622,577

Liabilities
Payable to custodian bank	$ 1,746,196
Payable for investments purchased	548,616
Payable for fund shares redeemed	617,762
Accrued management fee	40,038
Distribution and service plan fees payable	23,468
Other affiliated payables	22,107
Other payables and accrued expenses	54,139
Collateral on securities loaned, at value	3,085,075
Total liabilities		6,137,401

Net Assets		$ 81,485,176
Net Assets consist of:
Paid in capital		$ 110,318,211
Accumulated net investment loss		(102,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,829,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,099,424
Net Assets		$ 81,485,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,446,375 ÷ 2,937,595 shares)	$ 10.02

Maximum offering price per share (100/94.25 of $10.02)	$ 10.63
Class T: Net Asset Value and redemption price per share ($17,567,691 ÷ 1,804,273 shares)	$ 9.74

Maximum offering price per share (100/96.50 of $9.74)	$ 10.09
Class B: Net Asset Value and offering price per share ($1,563,296 ÷ 171,382 shares)A	$ 9.12

Class C: Net Asset Value and offering price per share ($10,040,459 ÷ 1,102,325 shares)A	$ 9.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,867,355 ÷ 2,205,520 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 594,662
Income from Fidelity Central Funds		7,680
Income before foreign taxes withheld		602,342
Less foreign taxes withheld		(28,986)
Total income		573,356

Expenses
Management fee Basic fee	$ 318,086
Performance adjustment	(47,059)
Transfer agent fees	118,485
Distribution and service plan fees	150,720
Accounting and security lending fees	23,494
Custodian fees and expenses	43,835
Independent trustees' compensation	284
Registration fees	64,764
Audit	45,724
Legal	187
Miscellaneous	701
Total expenses before reductions	719,221
Expense reductions	(43,212)	676,009
Net investment income (loss)		(102,653)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,600,089)
Foreign currency transactions	(255,708)
Total net realized gain (loss)		(5,855,797)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,272,089
Assets and liabilities in foreign currencies	84,805
Total change in net unrealized appreciation (depreciation)		9,356,894
Net gain (loss)		3,501,097
Net increase (decrease) in net assets resulting from operations		$ 3,398,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (102,653)	$ (393,823)
Net realized gain (loss)	(5,855,797)	(13,816,008)
Change in net unrealized appreciation (depreciation)	9,356,894	(16,449,325)
Net increase (decrease) in net assets resulting from operations	3,398,444	(30,659,156)
Distributions to shareholders from net realized gain	-	(352,610)
Share transactions - net increase (decrease)	(24,743,487)	56,562,275
Redemption fees	400	6,577
Total increase (decrease) in net assets	(21,344,643)	25,557,086

Net Assets
Beginning of period	102,829,819	77,272,733
End of period (including accumulated net investment loss of $102,653 and undistributed net investment loss of $0, respectively)	$ 81,485,176	$ 102,829,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 11.41	$ 9.04	$ 6.88	$ 15.38	$ 14.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	.01	.04	.04	.01
Net realized and unrealized gain (loss)	.46	(1.76)	2.47	2.13	(6.74)	2.69
Total from investment operations	.45	(1.79)	2.48	2.17	(6.70)	2.70
Distributions from net investment income	-	-	(.03)	(.01)	-	-
Distributions from net realized gain	-	(.05)	(.08)	-	(1.80)	(2.15)
Total distributions	-	(.05)	(.11)	(.01)	(1.80)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.02	$ 9.57	$ 11.41	$ 9.04	$ 6.88	$ 15.38
Total Return B,C, D	4.70%	(15.81)%	27.68%	31.68%	(48.99)%	20.55%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.51%	1.89%	2.22%	1.90%	1.81%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.44%	1.43%	1.41%	1.45%
Net investment income (loss)	(.15)% A	(.24)%	.13%	.53%	.38%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,446	$ 36,367	$ 30,383	$ 6,997	$ 6,904	$ 14,000
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 11.11	$ 8.82	$ 6.72	$ 15.05	$ 14.59
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.01)	.02	.01	(.03)
Net realized and unrealized gain (loss)	.45	(1.72)	2.39	2.09	(6.59)	2.64
Total from investment operations	.43	(1.77)	2.38	2.11	(6.58)	2.61
Distributions from net investment income	-	-	(.01)	(.01)	-	-
Distributions from net realized gain	-	(.03)	(.08)	-	(1.75)	(2.15)
Total distributions	-	(.03)	(.09)	(.01)	(1.75)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.74	$ 9.31	$ 11.11	$ 8.82	$ 6.72	$ 15.05
Total Return B, C, D	4.62%	(15.97)%	27.20%	31.50%	(49.12)%	20.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.80%	2.32%	2.50%	2.17%	2.08%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.68%	1.70%	1.69%	1.66%	1.71%
Net investment income (loss)	(.40)% A	(.49)%	(.13)%	.27%	.13%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,568	$ 24,180	$ 23,237	$ 10,494	$ 8,104	$ 22,039
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.46	$ 8.31	$ 6.37	$ 14.34	$ 14.06
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.06)	(.02)	(.04)	(.09)
Net realized and unrealized gain (loss)	.42	(1.62)	2.26	1.97	(6.25)	2.52
Total from investment operations	.38	(1.72)	2.20	1.95	(6.29)	2.43
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	- I	(.05)	-	(1.68)	(2.15)
Total distributions	-	- I	(.05)	(.01)	(1.68)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.74	$ 10.46	$ 8.31	$ 6.37	$ 14.34
Total Return B, C, D	4.35%	(16.42)%	26.64%	30.62%	(49.33)%	19.65%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30% A	2.32%	2.82%	2.98%	2.66%	2.57%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.18%	2.19%	2.18%	2.16%	2.20%
Net investment income (loss)	(.90)% A	(.99)%	(.62)%	(.22)%	(.37)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,563	$ 1,926	$ 2,731	$ 2,162	$ 1,918	$ 5,029
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 10.46	$ 8.31	$ 6.37	$ 14.36	$ 14.08
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.06)	(.02)	(.04)	(.09)
Net realized and unrealized gain (loss)	.42	(1.61)	2.27	1.97	(6.26)	2.52
Total from investment operations	.38	(1.71)	2.21	1.95	(6.30)	2.43
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	(.02)	(.06)	-	(1.69)	(2.15)
Total distributions	-	(.02)	(.06)	(.01)	(1.69)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.11	$ 8.73	$ 10.46	$ 8.31	$ 6.37	$ 14.36
Total Return B, C, D	4.35%	(16.38)%	26.68%	30.62%	(49.35)%	19.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30% A	2.28%	2.77%	2.97%	2.63%	2.57%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.18%	2.20%	2.18%	2.16%	2.20%
Net investment income (loss)	(.90)% A	(.99)%	(.63)%	(.22)%	(.37)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,040	$ 11,632	$ 7,986	$ 3,378	$ 2,697	$ 5,352
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 11.76	$ 9.31	$ 7.07	$ 15.76	$ 15.11
Income from Investment Operations
Net investment income (loss) D	.01	- H	.04	.06	.07	.05
Net realized and unrealized gain (loss)	.48	(1.82)	2.54	2.20	(6.93)	2.75
Total from investment operations	.49	(1.82)	2.58	2.26	(6.86)	2.80
Distributions from net investment income	-	-	(.05)	(.02)	-	-
Distributions from net realized gain	-	(.06)	(.08)	-	(1.83)	(2.15)
Total distributions	-	(.06)	(.13)	(.02)	(1.83)	(2.15)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.37	$ 9.88	$ 11.76	$ 9.31	$ 7.07	$ 15.76
Total Return B, C	4.96%	(15.60)%	28.00%	32.03%	(48.89)%	20.88%
Ratios to Average Net Assets E, G
Expenses before reductions	1.18% A	1.18%	1.43%	1.88%	1.51%	1.43%
Expenses net of fee waivers, if any	1.18% A	1.17%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.15%	1.19%	1.18%	1.16%	1.20%
Net investment income (loss)	.12% A	.04%	.38%	.78%	.63%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,867	$ 28,725	$ 12,936	$ 1,148	$ 1,166	$ 2,476
Portfolio turnover rate F	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,506,998
Gross unrealized depreciation	(5,449,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,057,503

Tax cost	$ 82,403,588

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (7,618,418)
2017	(3,018,401)
2019	(14,114,488)
Total capital loss carryforward	$ (24,751,307)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,705,086 and $88,792,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 39,846	$ 1,198
Class T	.25%	.25%	50,454	-
Class B	.75%	.25%	8,678	6,514
Class C	.75%	.25%	51,742	14,207
			$ 150,720	$ 21,919

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,807
Class T	2,491
Class B*	1,520
Class C*	3,341
$ 16,159

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,095.29
Class T	31,459.31
Class B	2,644.30
Class C	15,522.30
Institutional Class	22,765.18
	$ 118,485

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,303 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $140 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,515. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 14,221
Class T	1.70%	11,503
Class B	2.20%	872
Class C	2.20%	5,006
		$ 31,602

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,610 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ -	$ 149,904
Class T	-	82,578
Class B	-	761
Class C	-	23,129
Institutional Class	-	96,238
Total	$ -	$ 352,610

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	182,948	3,313,300	$ 1,754,843	$ 38,257,984
Reinvestment of distributions	-	11,121	-	130,500
Shares redeemed	(1,045,722)	(2,187,648)	(9,888,832)	(23,557,856)
Net increase (decrease)	(862,774)	1,136,773	$ (8,133,989)	$ 14,830,628
Class T
Shares sold	79,457	1,500,646	$ 734,209	$ 16,821,913
Reinvestment of distributions	-	7,107	-	81,139
Shares redeemed	(873,291)	(1,001,188)	(8,029,250)	(10,370,670)
Net increase (decrease)	(793,834)	506,565	$ (7,295,041)	$ 6,532,382
Class B
Shares sold	-	67,595	$ -	$ 715,061
Reinvestment of distributions	-	70	-	677
Shares redeemed	(48,987)	(108,399)	(427,719)	(1,075,608)
Net increase (decrease)	(48,987)	(40,734)	$ (427,719)	$ (359,870)
Class C
Shares sold	94,475	1,263,963	$ 841,042	$ 13,329,175
Reinvestment of distributions	-	1,981	-	21,056
Shares redeemed	(324,863)	(696,642)	(2,806,857)	(6,685,064)
Net increase (decrease)	(230,388)	569,302	$ (1,965,815)	$ 6,665,167
Institutional Class
Shares sold	157,344	6,587,351	$ 1,544,581	$ 79,174,965
Reinvestment of distributions	-	6,022	-	72,484
Shares redeemed	(857,916)	(4,787,531)	(8,465,504)	(50,353,481)
Net increase (decrease)	(700,572)	1,805,842	$ (6,920,923)	$ 28,893,968

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLO-USAN-0612
1.784880.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,047.00	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,046.20	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,043.50	$ 11.18
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,043.50	$ 11.18
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Institutional Class	1.18%
Actual		$ 1,000.00	$ 1,049.60	$ 6.01
HypotheticalA		$ 1,000.00	$ 1,019.00	$ 5.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Proto Corp. (Japan, Media)	1.8	2.3
Sanofi SA sponsored ADR (France, Pharmaceuticals)	1.6	0.0
Advance Auto Parts, Inc. (United States of America, Specialty Retail)	1.6	1.5
Computer Task Group, Inc. (United States of America, IT Services)	1.5	1.7
carsales.com Ltd. (Australia, Internet Software & Services)	1.5	1.0
	8.0
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	18.2
Information Technology	21.7	32.3
Financials	13.2	9.2
Health Care	10.3	14.8
Energy	8.6	9.4
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	42.9	35.1
Japan	13.6	14.4
India	6.0	16.5
France	4.8	1.8
United Kingdom	3.9	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 99.9%	Stocks 98.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.0%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 2.2%
Australia & New Zealand Banking Group Ltd.	4,479	$ 111,575
carsales.com Ltd. (d)	205,327	1,230,040
Goodman Group unit	29,684	111,335
Imdex Ltd.	37,878	99,447
Newcrest Mining Ltd.	700	19,180
Nufarm Ltd.	20,863	106,942
Troy Resources NL	19,380	90,052
TOTAL AUSTRALIA		1,768,571
Austria - 0.4%
Austriamicrosystems AG	1,810	145,590
OMV AG	4,700	159,124
TOTAL AUSTRIA		304,714
Bailiwick of Jersey - 0.1%
Delphi Automotive PLC	1,900	58,311
Belgium - 0.7%
Anheuser-Busch InBev SA NV ADR (d)	5,600	406,672
KBC Groupe SA	9,235	178,612
TOTAL BELGIUM		585,284
Bermuda - 1.1%
China Foods Ltd.	58,000	62,794
Fairwood Holdings Ltd.	138,000	236,562
Invesco Ltd.	6,900	171,396
Marvell Technology Group Ltd. (a)	17,700	265,677
Nabors Industries Ltd. (a)	6,200	103,230
Soundwill Holdings Ltd.	38,000	59,753
TOTAL BERMUDA		899,412
Brazil - 2.7%
Amil Participacoes SA	2,200	21,410
Banco Do Est Rio Grande Sul SA	9,700	84,067
BM&F Bovespa SA	26,900	151,283
Companhia de Concessoes Rodoviarias	33,600	260,882
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	6,300	247,353
Embraer SA sponsored ADR	3,000	103,920
EZ Tec Empreendimentos e Participacoes SA	22,000	242,950
Itau Unibanco Banco Multiplo SA	4,700	73,971
Kroton Educacional SA unit (a)	14,400	210,015
Multiplus SA	7,300	158,167
Qualicorp SA	7,000	60,961
Common Stocks - continued
	Shares	Value
Brazil - continued
Tegma Gestao Logistica SA	14,100	$ 214,516
Totvs SA	18,000	350,812
TOTAL BRAZIL		2,180,307
Canada - 1.6%
Bellhaven Copper & Gold, Inc. (a)	350,000	129,334
Canadian National Railway Co.	1,200	102,415
CGI Group, Inc. Class A (sub. vtg.) (a)	5,600	125,692
Melcor Developments Ltd.	15,900	246,287
Novagold Resources, Inc. (a)	8,800	63,433
Petrobank Energy & Resources Ltd. (a)	11,500	164,860
PHX Energy Services Corp. (d)	8,600	83,323
Suncor Energy, Inc.	3,100	102,407
Talisman Energy, Inc.	20,000	261,605
TOTAL CANADA		1,279,356
Cayman Islands - 3.4%
3SBio, Inc. sponsored ADR (a)	4,100	53,628
Biostime International Holdings Ltd.	163,000	469,547
Ctrip.com International Ltd. sponsored ADR (a)(d)	8,500	184,195
Daphne International Holdings Ltd.	334,000	476,980
International Taifeng Holdings Ltd.	264,000	81,664
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	20,300	315,056
Pico Far East Holdings Ltd.	674,000	162,448
Prince Frog International Holdings Ltd.	236,000	90,949
Shenguan Holdings Group Ltd.	422,000	228,442
Shenzhou International Group Holdings Ltd.	327,000	615,339
SITC International Holdings Co. Ltd.	191,000	57,852
TOTAL CAYMAN ISLANDS		2,736,100
China - 0.1%
China CITIC Bank Corp. Ltd. (H Shares)	177,000	112,697
Denmark - 0.3%
Carlsberg A/S Series B	2,800	241,351
Finland - 0.1%
Nokian Tyres PLC	2,200	104,350
France - 4.8%
Arkema SA	3,600	318,872
BNP Paribas SA	5,000	200,887
Danone SA	3,100	218,116
Edenred SA	15,600	498,315
Ingenico SA	9,775	514,241
Common Stocks - continued
	Shares	Value
France - continued
Maisons France Confort	7,200	$ 198,919
Natixis SA	61,000	185,891
Safran SA	2,400	88,959
Sanofi SA sponsored ADR (d)	34,400	1,313,392
Societe Generale Series A	7,600	179,687
Ubisoft Entertainment SA (a)	27,659	190,361
Ubisoft Entertainment SA warrants 10/10/13 (a)	27,659	989
TOTAL FRANCE		3,908,629
Germany - 0.5%
Aareal Bank AG (a)	10,646	205,408
adidas AG	2,000	166,799
Isra Vision AG	2,500	59,836
TOTAL GERMANY		432,043
Hong Kong - 0.5%
AIA Group Ltd.	80,200	285,297
Lenovo Group Ltd.	118,000	113,458
TOTAL HONG KONG		398,755
India - 6.0%
Bata India Ltd.	7,330	122,250
Cipla Ltd.	17,616	104,361
CRISIL Ltd.	10,681	211,075
eClerx	18,500	258,013
ICRA Ltd.	7,131	151,611
Indian Bank	22,225	93,348
Indoco Remedies Ltd.	17,236	153,591
INFO Edge India Ltd.	58,933	855,936
Ipca Laboratories Ltd.	18,779	128,884
Jubilant Foodworks Ltd. (a)	53,214	1,197,757
Lovable Lingerie Ltd.	11,220	78,571
Manappuram General Finance & Leasing Ltd.	503,449	287,262
Natco Pharma Ltd.	9,352	76,020
Opto Circuits India Ltd.	98,153	346,839
Page Industries Ltd.	3,112	184,847
Prakash Industries Ltd.	58,881	58,641
Sobha Developers Ltd.	57,939	363,377
South Indian Bank Ltd.	419,216	196,174
Sun TV Ltd.	2,642	14,368
TOTAL INDIA		4,882,925
Common Stocks - continued
	Shares	Value
Ireland - 1.2%
Jazz Pharmaceuticals PLC (a)	2,900	$ 147,987
Paddy Power PLC (Ireland)	4,200	274,106
Trinity Biotech PLC sponsored ADR	47,941	552,280
TOTAL IRELAND		974,373
Israel - 0.9%
ClickSoftware Technologies Ltd.	43,800	474,354
NICE Systems Ltd. sponsored ADR (a)	6,300	242,046
TOTAL ISRAEL		716,400
Italy - 0.9%
Banca Popolare dell'Emilia Romagna Scrl	27,500	168,771
De Longhi SpA	18,200	256,351
ENI SpA	12,300	273,324
Gentium SpA sponsored ADR (a)	4,900	46,550
TOTAL ITALY		744,996
Japan - 13.6%
Ajinomoto Co., Inc.	38,000	490,468
Asahi Glass Co. Ltd.	26,000	204,439
CAC Corp.	53,700	469,517
CKD Corp.	28,900	213,929
Credit Saison Co. Ltd.	7,200	154,529
Daihatsu Motor Co. Ltd.	26,000	490,830
Fujitsu Ltd.	21,000	102,073
Hitachi Capital Corp.	14,800	244,672
Hitachi Transport System Ltd.	12,900	236,098
IT Holdings Corp.	18,000	230,513
Iwatsuka Confectionary Co. Ltd.	1,300	52,749
Kakaku.com, Inc.	1,800	55,977
Kanto Natural Gas Development	9,000	47,227
Kintetsu World Express, Inc.	6,900	247,057
KOMERI Co. Ltd.	4,700	131,689
MEGANE TOP CO. LTD.	14,700	188,777
Micronics Japan Co. Ltd.	20,000	93,780
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,080	211,077
Nomura Real Estate Holdings, Inc.	6,500	113,635
Nomura Research Institute Ltd.	3,200	73,419
NSD Co. Ltd.	11,100	91,791
ORIX Corp.	2,290	218,962
Otsuka Corp.	2,900	233,250
Piolax, Inc.	5,000	121,973
Proto Corp.	42,200	1,452,476
Common Stocks - continued
	Shares	Value
Japan - continued
Relo Holdings Corp.	8,100	$ 238,952
Rohto Pharmaceutical Co. Ltd.	30,000	384,288
Ryoyo Electro Corp.	18,600	205,852
Sekisui House Ltd.	23,000	213,232
Shimamura Co. Ltd.	2,200	249,157
Shinsei Bank Ltd.	191,000	246,490
Ship Healthcare Holdings, Inc.	10,300	243,496
Shoei Co. Ltd.	8,700	62,432
Square Enix Holdings Co. Ltd.	11,100	217,273
Sumitomo Mitsui Financial Group, Inc.	9,700	310,408
The Suruga Bank Ltd.	43,000	428,901
Tocalo Co. Ltd.	3,100	55,865
Tohokushinsha Film Corp.	15,100	132,158
Tokyo Seimitsu Co. Ltd.	10,500	215,850
Toshiba Plant Systems & Services Corp.	19,000	201,222
Toyo Suisan Kaisha Ltd.	19,000	487,784
Tsutsumi Jewelry Co. Ltd.	23,000	672,831
USS Co. Ltd.	1,090	110,573
Xebio Co. Ltd.	9,500	261,507
TOTAL JAPAN		11,109,178
Korea (South) - 1.9%
Hyundai Department Store Co. Ltd.	411	58,006
Hyundai Motor Co.	523	124,257
KB Financial Group, Inc.	2,900	98,116
Kia Motors Corp.	1,110	81,915
Korea Investment Holdings Co. Ltd.	2,910	100,423
LG Household & Health Care Ltd.	486	255,014
LIG Non-Life Insurance Co. Ltd.	4,490	93,366
MegaStudy Co. Ltd.	3,198	298,258
Orion Corp.	248	197,061
Samsung Electronics Co. Ltd.	101	124,225
Woongjin Coway Co. Ltd.	4,710	150,870
TOTAL KOREA (SOUTH)		1,581,511
Luxembourg - 0.3%
Altisource Portfolio Solutions SA (a)	4,700	281,201
Malaysia - 0.1%
Malaysian Plantations Bhd	83,900	109,537
Netherlands - 2.7%
Gemalto NV	16,177	1,205,457
ING Groep NV (Certificaten Van Aandelen) (a)	12,600	88,898
Common Stocks - continued
	Shares	Value
Netherlands - continued
LyondellBasell Industries NV Class A	7,600	$ 317,528
Randstad Holding NV	4,447	154,002
Unilever NV (Certificaten Van Aandelen) (Bearer)	13,901	476,205
TOTAL NETHERLANDS		2,242,090
Norway - 0.2%
Schibsted ASA (B Shares)	3,500	133,521
Panama - 0.6%
Copa Holdings SA Class A	5,902	479,892
Poland - 0.2%
Eurocash SA	11,900	145,308
Russia - 2.4%
Gazprom OAO sponsored ADR (Reg. S)	18,700	215,798
Mobile TeleSystems OJSC sponsored ADR	14,900	291,444
Pharmstandard OJSC (a)	15,933	935,767
Vozrozhdenie Bank	25,400	481,520
TOTAL RUSSIA		1,924,529
Singapore - 0.1%
Breadtalk Group Ltd.	209,000	93,722
South Africa - 0.5%
Life Healthcare Group Holdings Ltd.	32,200	111,280
Super Group Ltd. (a)	179,100	338,489
TOTAL SOUTH AFRICA		449,769
Sweden - 1.4%
AarhusKarlshamn AB	20,700	696,083
EnergyO Solutions AB (a)	46,207	178,757
Intrum Justitia AB	14,800	224,618
Swedol AB	2,500	10,899
TOTAL SWEDEN		1,110,357
Switzerland - 0.4%
Aryzta AG	6,420	323,281
Thailand - 0.5%
Asian Property Development PCL (For. Reg.)	1,212,200	269,991
Supalai PCL (For. Reg.)	235,700	125,686
TOTAL THAILAND		395,677
Turkey - 0.2%
Turkiye Halk Bankasi A/S	21,000	147,012
Common Stocks - continued
	Shares	Value
United Kingdom - 3.9%
Aberdeen Asset Management PLC	64,300	$ 295,876
Ashtead Group PLC	15,400	62,114
Barclays PLC	55,618	196,931
Domino Printing Sciences PLC	21,300	207,087
G4S PLC (United Kingdom)	53,700	243,701
GlaxoSmithKline PLC	24,900	575,298
HSBC Holdings PLC (United Kingdom)	24,600	222,096
Kingfisher PLC	31,500	148,526
Microgen PLC	17,400	37,985
Moneysupermarket.com Group PLC	206,300	446,349
Pearson PLC	4,100	77,236
Royal Dutch Shell PLC:
Class A sponsored ADR	527	37,702
Class B sponsored ADR	1,100	80,696
Royalblue Group PLC	5,000	125,790
Shanks Group PLC	31,500	47,293
Speedy Hire PLC	411,500	183,674
TelecityGroup PLC (a)	3,700	48,464
Vodafone Group PLC sponsored ADR	2,600	72,358
Volex PLC	12,400	52,882
TOTAL UNITED KINGDOM		3,162,058
United States of America - 42.9%
ACCO Brands Corp. (a)	8,500	89,675
Actuant Corp. Class A	5,900	160,893
Advance Auto Parts, Inc.	13,800	1,266,840
Aetna, Inc.	5,800	255,432
AGCO Corp. (a)	4,200	195,594
Albemarle Corp.	3,700	241,610
Alliance Data Systems Corp. (a)	3,600	462,564
American Public Education, Inc. (a)	7,000	243,040
Amgen, Inc.	5,500	391,105
Apache Corp.	6,900	661,986
Apple, Inc. (a)	1,481	865,259
Arrow Electronics, Inc. (a)	2,700	113,535
Autodesk, Inc. (a)	3,600	141,732
Bank of Commerce Holdings	11,000	46,860
BB&T Corp.	10,400	333,216
Bed Bath & Beyond, Inc. (a)	1,100	77,429
Biogen Idec, Inc. (a)	1,300	174,213
Brocade Communications Systems, Inc. (a)	19,100	105,814
Celgene Corp. (a)	3,100	226,052
Common Stocks - continued
	Shares	Value
United States of America - continued
Centene Corp. (a)	4,200	$ 166,278
CF Industries Holdings, Inc.	2,500	482,650
Commercial Metals Co.	4,300	63,554
Computer Task Group, Inc. (a)	86,200	1,243,004
Corning, Inc.	8,800	126,280
Corporate Executive Board Co.	5,600	231,672
Corrections Corp. of America (a)	6,900	199,341
Cracker Barrel Old Country Store, Inc.	5,600	322,112
CVR Energy, Inc. (a)	8,000	242,880
Deere & Co.	2,000	164,720
Delek US Holdings, Inc.	15,100	246,130
Discover Financial Services	35,600	1,206,840
Discovery Communications, Inc. (a)	3,300	179,586
Dycom Industries, Inc. (a)	8,900	208,171
Entegris, Inc. (a)	15,200	134,520
EPAM Systems, Inc.	3,600	74,304
Equifax, Inc.	5,500	252,010
Extra Space Storage, Inc.	2,200	66,770
Fiserv, Inc. (a)	3,800	267,102
FMC Corp.	2,300	254,035
General Electric Co.	6,400	125,312
Google, Inc. Class A (a)	1,900	1,149,937
H.B. Fuller Co.	1,300	42,770
Health Net, Inc. (a)	6,300	224,343
Helmerich & Payne, Inc.	1,800	92,502
Heska Corp.	4,600	57,523
Hess Corp.	15,100	787,314
HollyFrontier Corp.	9,900	305,118
Humana, Inc.	1,700	137,156
InfoSpace, Inc. (a)	8,800	97,944
International Paper Co.	1,700	56,627
Intuit, Inc.	4,800	278,256
Jabil Circuit, Inc.	8,800	206,360
Jarden Corp.	26,900	1,127,917
John Wiley & Sons, Inc. Class A	700	31,633
JPMorgan Chase & Co.	3,400	146,132
Kennametal, Inc.	3,500	147,805
Landec Corp. (a)	33,400	215,096
Lincoln National Corp.	4,300	106,511
Lithia Motors, Inc. Class A (sub. vtg.)	11,000	295,130
Marathon Oil Corp.	20,600	604,404
Marathon Petroleum Corp.	7,400	307,914
Common Stocks - continued
	Shares	Value
United States of America - continued
MasterCard, Inc. Class A	1,100	$ 497,497
Maximus, Inc.	4,900	216,825
McKesson Corp.	3,200	292,512
Mentor Graphics Corp. (a)	4,600	66,470
Merck & Co., Inc.	5,700	223,668
Molina Healthcare, Inc. (a)	3,600	92,340
Motorola Solutions, Inc.	11,800	602,154
Murphy Oil Corp.	13,800	758,586
MWI Veterinary Supply, Inc. (a)	600	56,640
Nanosphere, Inc. (a)	21,570	38,179
NeuStar, Inc. Class A (a)	5,700	207,195
Norfolk Southern Corp.	500	36,465
Omnicare, Inc.	10,300	358,852
On Assignment, Inc. (a)	7,500	140,325
Papa John's International, Inc. (a)	3,400	136,952
Parametric Technology Corp. (a)	14,700	317,226
PDF Solutions, Inc. (a)	68,700	605,934
Penske Automotive Group, Inc.	16,200	428,328
Pioneer Natural Resources Co.	100	11,582
Portfolio Recovery Associates, Inc. (a)	1,500	103,230
Prudential Financial, Inc.	3,400	205,836
PVH Corp.	700	62,160
QEP Resources, Inc.	21,700	668,577
Rayonier, Inc.	2,200	99,770
Rockwood Holdings, Inc. (a)	9,500	525,730
Ross Stores, Inc.	5,900	363,381
Safeway, Inc.	15,400	313,082
Sealed Air Corp.	1,600	30,688
Smart Balance, Inc. (a)	175,400	1,034,860
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	31,800	534,876
Steel Dynamics, Inc.	4,800	61,296
Stone Energy Corp. (a)	10,700	300,135
Synopsys, Inc. (a)	13,100	393,131
Synta Pharmaceuticals Corp. (a)	23,867	103,821
TD Ameritrade Holding Corp.	1,800	33,822
Tesoro Corp. (a)	4,600	106,950
The AES Corp. (a)	17,200	215,344
The Walt Disney Co.	24,100	1,038,951
Time Warner, Inc.	9,900	370,854
Total System Services, Inc.	12,600	296,352
Towers Watson & Co.	7,100	464,340
U.S. Bancorp	3,800	122,246
Common Stocks - continued
	Shares	Value
United States of America - continued
Unit Corp. (a)	4,000	$ 169,000
UnitedHealth Group, Inc.	4,900	275,135
Valero Energy Corp.	12,400	306,280
Valspar Corp.	11,300	577,995
Viacom, Inc. Class B (non-vtg.)	5,200	241,228
ViroPharma, Inc. (a)	5,700	123,975
Visa, Inc. Class A	4,500	553,410
W.R. Grace & Co. (a)	9,900	590,139
Weight Watchers International, Inc.	3,200	243,072
Wesco Aircraft Holdings, Inc. (a)	16,300	257,377
Western Refining, Inc.	5,300	100,965
Wyndham Worldwide Corp.	5,100	256,734
TOTAL UNITED STATES OF AMERICA		34,960,984
TOTAL COMMON STOCKS (Cost $78,876,390)		80,978,201
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
Volkswagen AG (Cost $389,141)	2,100	397,815
Money Market Funds - 3.8%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $3,085,075)	3,085,075	3,085,075
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $82,350,606)		84,461,091
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(2,975,915)
NET ASSETS - 100%		$ 81,485,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,165
Fidelity Securities Lending Cash Central Fund	6,515
Total	$ 7,680
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,309,488	$ 14,144,617	$ 4,164,871	$ -
Consumer Staples	6,283,488	4,776,282	1,507,206	-
Energy	7,199,619	6,879,068	320,551	-
Financials	10,876,046	7,906,205	2,969,841	-
Health Care	8,392,295	7,189,213	1,203,082	-
Industrials	7,187,716	6,029,106	1,158,610	-
Information Technology	17,776,489	15,787,194	1,989,295	-
Materials	4,345,619	4,345,619	-	-
Telecommunication Services	363,802	363,802	-	-
Utilities	641,454	641,454	-	-
Money Market Funds	3,085,075	3,085,075	-	-
Total Investments in Securities:	$ 84,461,091	$ 71,147,635	$ 13,313,456	$ -
Transfers from Level 2 to Level 1 during the period were $20,555,023.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,965,645) - See accompanying schedule: Unaffiliated issuers (cost $79,265,531)	$ 81,376,016
Fidelity Central Funds (cost $3,085,075)	3,085,075
Total Investments (cost $82,350,606)		$ 84,461,091
Foreign currency held at value (cost $177,753)		177,061
Receivable for investments sold		2,644,785
Receivable for fund shares sold		67,289
Dividends receivable		199,410
Distributions receivable from Fidelity Central Funds		2,066
Prepaid expenses		174
Other receivables		70,701
Total assets		87,622,577

Liabilities
Payable to custodian bank	$ 1,746,196
Payable for investments purchased	548,616
Payable for fund shares redeemed	617,762
Accrued management fee	40,038
Distribution and service plan fees payable	23,468
Other affiliated payables	22,107
Other payables and accrued expenses	54,139
Collateral on securities loaned, at value	3,085,075
Total liabilities		6,137,401

Net Assets		$ 81,485,176
Net Assets consist of:
Paid in capital		$ 110,318,211
Accumulated net investment loss		(102,653)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,829,806)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,099,424
Net Assets		$ 81,485,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($29,446,375 ÷ 2,937,595 shares)	$ 10.02

Maximum offering price per share (100/94.25 of $10.02)	$ 10.63
Class T: Net Asset Value and redemption price per share ($17,567,691 ÷ 1,804,273 shares)	$ 9.74

Maximum offering price per share (100/96.50 of $9.74)	$ 10.09
Class B: Net Asset Value and offering price per share ($1,563,296 ÷ 171,382 shares)A	$ 9.12

Class C: Net Asset Value and offering price per share ($10,040,459 ÷ 1,102,325 shares)A	$ 9.11

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,867,355 ÷ 2,205,520 shares)	$ 10.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 594,662
Income from Fidelity Central Funds		7,680
Income before foreign taxes withheld		602,342
Less foreign taxes withheld		(28,986)
Total income		573,356

Expenses
Management fee Basic fee	$ 318,086
Performance adjustment	(47,059)
Transfer agent fees	118,485
Distribution and service plan fees	150,720
Accounting and security lending fees	23,494
Custodian fees and expenses	43,835
Independent trustees' compensation	284
Registration fees	64,764
Audit	45,724
Legal	187
Miscellaneous	701
Total expenses before reductions	719,221
Expense reductions	(43,212)	676,009
Net investment income (loss)		(102,653)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,600,089)
Foreign currency transactions	(255,708)
Total net realized gain (loss)		(5,855,797)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,272,089
Assets and liabilities in foreign currencies	84,805
Total change in net unrealized appreciation (depreciation)		9,356,894
Net gain (loss)		3,501,097
Net increase (decrease) in net assets resulting from operations		$ 3,398,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (102,653)	$ (393,823)
Net realized gain (loss)	(5,855,797)	(13,816,008)
Change in net unrealized appreciation (depreciation)	9,356,894	(16,449,325)
Net increase (decrease) in net assets resulting from operations	3,398,444	(30,659,156)
Distributions to shareholders from net realized gain	-	(352,610)
Share transactions - net increase (decrease)	(24,743,487)	56,562,275
Redemption fees	400	6,577
Total increase (decrease) in net assets	(21,344,643)	25,557,086

Net Assets
Beginning of period	102,829,819	77,272,733
End of period (including accumulated net investment loss of $102,653 and undistributed net investment loss of $0, respectively)	$ 81,485,176	$ 102,829,819

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.57	$ 11.41	$ 9.04	$ 6.88	$ 15.38	$ 14.83
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	.01	.04	.04	.01
Net realized and unrealized gain (loss)	.46	(1.76)	2.47	2.13	(6.74)	2.69
Total from investment operations	.45	(1.79)	2.48	2.17	(6.70)	2.70
Distributions from net investment income	-	-	(.03)	(.01)	-	-
Distributions from net realized gain	-	(.05)	(.08)	-	(1.80)	(2.15)
Total distributions	-	(.05)	(.11)	(.01)	(1.80)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 10.02	$ 9.57	$ 11.41	$ 9.04	$ 6.88	$ 15.38
Total Return B,C, D	4.70%	(15.81)%	27.68%	31.68%	(48.99)%	20.55%
Ratios to Average Net Assets F,H
Expenses before reductions	1.54% A	1.51%	1.89%	2.22%	1.90%	1.81%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.43% A	1.43%	1.44%	1.43%	1.41%	1.45%
Net investment income (loss)	(.15)% A	(.24)%	.13%	.53%	.38%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,446	$ 36,367	$ 30,383	$ 6,997	$ 6,904	$ 14,000
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 11.11	$ 8.82	$ 6.72	$ 15.05	$ 14.59
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.01)	.02	.01	(.03)
Net realized and unrealized gain (loss)	.45	(1.72)	2.39	2.09	(6.59)	2.64
Total from investment operations	.43	(1.77)	2.38	2.11	(6.58)	2.61
Distributions from net investment income	-	-	(.01)	(.01)	-	-
Distributions from net realized gain	-	(.03)	(.08)	-	(1.75)	(2.15)
Total distributions	-	(.03)	(.09)	(.01)	(1.75)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.74	$ 9.31	$ 11.11	$ 8.82	$ 6.72	$ 15.05
Total Return B, C, D	4.62%	(15.97)%	27.20%	31.50%	(49.12)%	20.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.82% A	1.80%	2.32%	2.50%	2.17%	2.08%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.75%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.68% A	1.68%	1.70%	1.69%	1.66%	1.71%
Net investment income (loss)	(.40)% A	(.49)%	(.13)%	.27%	.13%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,568	$ 24,180	$ 23,237	$ 10,494	$ 8,104	$ 22,039
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 10.46	$ 8.31	$ 6.37	$ 14.34	$ 14.06
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.06)	(.02)	(.04)	(.09)
Net realized and unrealized gain (loss)	.42	(1.62)	2.26	1.97	(6.25)	2.52
Total from investment operations	.38	(1.72)	2.20	1.95	(6.29)	2.43
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	- I	(.05)	-	(1.68)	(2.15)
Total distributions	-	- I	(.05)	(.01)	(1.68)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.12	$ 8.74	$ 10.46	$ 8.31	$ 6.37	$ 14.34
Total Return B, C, D	4.35%	(16.42)%	26.64%	30.62%	(49.33)%	19.65%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30% A	2.32%	2.82%	2.98%	2.66%	2.57%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.18%	2.19%	2.18%	2.16%	2.20%
Net investment income (loss)	(.90)% A	(.99)%	(.62)%	(.22)%	(.37)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,563	$ 1,926	$ 2,731	$ 2,162	$ 1,918	$ 5,029
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 10.46	$ 8.31	$ 6.37	$ 14.36	$ 14.08
Income from Investment Operations
Net investment income (loss) E	(.04)	(.10)	(.06)	(.02)	(.04)	(.09)
Net realized and unrealized gain (loss)	.42	(1.61)	2.27	1.97	(6.26)	2.52
Total from investment operations	.38	(1.71)	2.21	1.95	(6.30)	2.43
Distributions from net investment income	-	-	-	(.01)	-	-
Distributions from net realized gain	-	(.02)	(.06)	-	(1.69)	(2.15)
Total distributions	-	(.02)	(.06)	(.01)	(1.69)	(2.15)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 9.11	$ 8.73	$ 10.46	$ 8.31	$ 6.37	$ 14.36
Total Return B, C, D	4.35%	(16.38)%	26.68%	30.62%	(49.35)%	19.62%
Ratios to Average Net Assets F, H
Expenses before reductions	2.30% A	2.28%	2.77%	2.97%	2.63%	2.57%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.25%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.18% A	2.18%	2.20%	2.18%	2.16%	2.20%
Net investment income (loss)	(.90)% A	(.99)%	(.63)%	(.22)%	(.37)%	(.69)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,040	$ 11,632	$ 7,986	$ 3,378	$ 2,697	$ 5,352
Portfolio turnover rate G	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.88	$ 11.76	$ 9.31	$ 7.07	$ 15.76	$ 15.11
Income from Investment Operations
Net investment income (loss) D	.01	- H	.04	.06	.07	.05
Net realized and unrealized gain (loss)	.48	(1.82)	2.54	2.20	(6.93)	2.75
Total from investment operations	.49	(1.82)	2.58	2.26	(6.86)	2.80
Distributions from net investment income	-	-	(.05)	(.02)	-	-
Distributions from net realized gain	-	(.06)	(.08)	-	(1.83)	(2.15)
Total distributions	-	(.06)	(.13)	(.02)	(1.83)	(2.15)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 10.37	$ 9.88	$ 11.76	$ 9.31	$ 7.07	$ 15.76
Total Return B, C	4.96%	(15.60)%	28.00%	32.03%	(48.89)%	20.88%
Ratios to Average Net Assets E, G
Expenses before reductions	1.18% A	1.18%	1.43%	1.88%	1.51%	1.43%
Expenses net of fee waivers, if any	1.18% A	1.17%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.15% A	1.15%	1.19%	1.18%	1.16%	1.20%
Net investment income (loss)	.12% A	.04%	.38%	.78%	.63%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,867	$ 28,725	$ 12,936	$ 1,148	$ 1,166	$ 2,476
Portfolio turnover rate F	148% A	140%	179%	258%	257%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

(ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,506,998
Gross unrealized depreciation	(5,449,495)
Net unrealized appreciation (depreciation) on securities and other investments	$ 2,057,503

Tax cost	$ 82,403,588

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (7,618,418)
2017	(3,018,401)
2019	(14,114,488)
Total capital loss carryforward	$ (24,751,307)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,705,086 and $88,792,991, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 39,846	$ 1,198
Class T	.25%	.25%	50,454	-
Class B	.75%	.25%	8,678	6,514
Class C	.75%	.25%	51,742	14,207
			$ 150,720	$ 21,919

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,807
Class T	2,491
Class B*	1,520
Class C*	3,341
$ 16,159

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 46,095.29
Class T	31,459.31
Class B	2,644.30
Class C	15,522.30
Institutional Class	22,765.18
	$ 118,485

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,303 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $140 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,515. During the period, there were no securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2012. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 14,221
Class T	1.70%	11,503
Class B	2.20%	872
Class C	2.20%	5,006
		$ 31,602

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $11,610 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net realized gain
Class A	$ -	$ 149,904
Class T	-	82,578
Class B	-	761
Class C	-	23,129
Institutional Class	-	96,238
Total	$ -	$ 352,610

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	182,948	3,313,300	$ 1,754,843	$ 38,257,984
Reinvestment of distributions	-	11,121	-	130,500
Shares redeemed	(1,045,722)	(2,187,648)	(9,888,832)	(23,557,856)
Net increase (decrease)	(862,774)	1,136,773	$ (8,133,989)	$ 14,830,628
Class T
Shares sold	79,457	1,500,646	$ 734,209	$ 16,821,913
Reinvestment of distributions	-	7,107	-	81,139
Shares redeemed	(873,291)	(1,001,188)	(8,029,250)	(10,370,670)
Net increase (decrease)	(793,834)	506,565	$ (7,295,041)	$ 6,532,382
Class B
Shares sold	-	67,595	$ -	$ 715,061
Reinvestment of distributions	-	70	-	677
Shares redeemed	(48,987)	(108,399)	(427,719)	(1,075,608)
Net increase (decrease)	(48,987)	(40,734)	$ (427,719)	$ (359,870)
Class C
Shares sold	94,475	1,263,963	$ 841,042	$ 13,329,175
Reinvestment of distributions	-	1,981	-	21,056
Shares redeemed	(324,863)	(696,642)	(2,806,857)	(6,685,064)
Net increase (decrease)	(230,388)	569,302	$ (1,965,815)	$ 6,665,167
Institutional Class
Shares sold	157,344	6,587,351	$ 1,544,581	$ 79,174,965
Reinvestment of distributions	-	6,022	-	72,484
Shares redeemed	(857,916)	(4,787,531)	(8,465,504)	(50,353,481)
Net increase (decrease)	(700,572)	1,805,842	$ (6,920,923)	$ 28,893,968

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

AGLOI-USAN-0612
1.784881.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International
Capital Appreciation
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,106.00	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,104.90	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,102.60	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,103.10	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,108.20	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.0
Nestle SA (Switzerland, Food Products)	1.7	2.3
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.6	1.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.4	1.8
Unilever PLC (United Kingdom, Food Products)	1.0	1.2
	7.6
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	21.5	21.5
Consumer Discretionary	19.7	22.0
Industrials	13.8	9.9
Financials	12.6	16.3
Materials	11.2	10.9
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	16.2	15.8
United Kingdom	15.6	14.7
Japan	9.2	7.7
France	7.9	7.9
Switzerland	4.9	5.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 99.1%	Stocks 97.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 2.1%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd.	95,080	$ 558,693
Iluka Resources Ltd.	30,800	545,513
TOTAL AUSTRALIA		1,104,206
Bailiwick of Jersey - 0.5%
Experian PLC	39,600	625,072
Belgium - 1.2%
Anheuser-Busch InBev SA NV (d)	13,480	971,651
Umicore SA	11,111	602,985
TOTAL BELGIUM		1,574,636
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	4,480	586,477
Petra Diamonds Ltd. (a)	193,762	488,411
TOTAL BERMUDA		1,074,888
Brazil - 3.7%
BR Malls Participacoes SA	43,300	537,914
Brasil Foods SA sponsored ADR (d)	29,900	551,057
Cia.Hering SA	20,100	498,770
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	18,500	776,630
Iguatemi Empresa de Shopping Centers SA	22,200	487,756
Itau Unibanco Banco Multiplo SA sponsored ADR	51,050	800,975
Multiplan Empreendimentos Imobiliarios SA	23,900	564,226
Souza Cruz SA	38,000	591,884
TOTAL BRAZIL		4,809,212
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	26,900	480,703
Canada - 2.9%
Barrick Gold Corp.	19,600	792,929
Canadian National Railway Co.	9,300	793,713
First Quantum Minerals Ltd.	29,600	614,925
Potash Corp. of Saskatchewan, Inc.	17,100	727,107
Suncor Energy, Inc.	25,800	852,295
TOTAL CANADA		3,780,969
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	4,000	530,800
Belle International Holdings Ltd.	317,000	621,853
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Golden Eagle Retail Group Ltd. (H Shares)	204,000	$ 535,067
Hengan International Group Co. Ltd.	56,500	598,232
TOTAL CAYMAN ISLANDS		2,285,952
Chile - 0.4%
Embotelladora Andina SA Class A	102,185	463,424
Colombia - 0.4%
Grupo de Inversiones Surameric	29,195	529,439
Curacao - 0.4%
Schlumberger Ltd.	6,400	474,496
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	6,600	970,332
Finland - 0.9%
Kone Oyj (B Shares)	9,500	587,933
Nokian Tyres PLC	11,914	565,102
TOTAL FINLAND		1,153,035
France - 7.9%
Air Liquide SA	5,200	668,895
BNP Paribas SA	19,704	791,654
Bureau Veritas SA	5,800	516,809
Casino Guichard Perrachon SA	5,871	576,607
CFAO SA	11,900	513,240
Christian Dior SA (d)	4,040	608,887
Edenred	17,900	571,785
Essilor International SA	6,088	536,265
L'Oreal SA	5,200	625,665
LVMH Moet Hennessy - Louis Vuitton SA (d)	5,445	902,093
Pernod Ricard SA	6,200	643,555
PPR SA	4,100	685,775
Publicis Groupe SA	11,800	608,588
Remy Cointreau SA	5,100	568,399
Schneider Electric SA	11,639	715,072
Technip SA	5,500	622,007
TOTAL FRANCE		10,155,296
Germany - 2.8%
BASF AG (d)	12,835	1,056,669
Bayerische Motoren Werke AG (BMW)	8,700	827,040
Common Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	11,500	$ 703,944
SAP AG	14,225	943,381
TOTAL GERMANY		3,531,034
Hong Kong - 0.6%
AIA Group Ltd.	200,400	712,887
India - 3.5%
Asian Paints India Ltd.	7,689	514,907
Bajaj Auto Ltd.	17,250	532,076
HDFC Bank Ltd.	61,737	636,131
Housing Development Finance Corp. Ltd.	46,095	589,568
ITC Ltd.	128,653	599,721
Mahindra & Mahindra Ltd.	41,377	557,861
Smithkline Beecham Consumer Healthcare Ltd.	10,216	544,446
Titan Industries Ltd.	105,822	468,177
TOTAL INDIA		4,442,887
Indonesia - 4.7%
PT ACE Hardware Indonesia Tbk	1,148,000	643,295
PT Astra International Tbk	83,500	645,068
PT Bank Central Asia Tbk	579,500	504,434
PT Global Mediacom Tbk	3,042,500	549,540
PT Gudang Garam Tbk	85,500	550,743
PT Jasa Marga Tbk	914,000	532,060
PT Mitra Adiperkasa Tbk	732,500	553,928
PT Modern Internasional Tbk	1,437,500	414,490
PT Semen Gresik (Persero) Tbk	395,500	522,858
PT Tower Bersama Infrastructure Tbk	1,629,000	540,607
PT United Tractors Tbk	169,000	544,301
TOTAL INDONESIA		6,001,324
Ireland - 0.8%
Accenture PLC Class A	7,900	513,105
Dragon Oil PLC	55,000	523,571
TOTAL IRELAND		1,036,676
Israel - 0.8%
Check Point Software Technologies Ltd. (a)	9,100	528,983
Israel Chemicals Ltd.	45,300	519,684
TOTAL ISRAEL		1,048,667
Italy - 1.3%
Prada SpA	79,300	538,639
Common Stocks - continued
	Shares	Value
Italy - continued
Saipem SpA	12,675	$ 626,198
Salvatore Ferragamo Italia SpA	20,700	506,127
TOTAL ITALY		1,670,964
Japan - 9.2%
Canon, Inc. sponsored ADR (d)	19,806	898,400
Fanuc Corp.	4,400	742,109
Fast Retailing Co. Ltd.	2,600	581,053
Hitachi Ltd.	123,000	783,466
Japan Tobacco, Inc.	128	709,124
Keyence Corp.	2,440	575,937
Komatsu Ltd.	25,400	731,058
Makita Corp.	13,300	509,138
Mitsubishi Corp.	33,400	723,889
Mitsui & Co. Ltd.	44,700	698,061
Nabtesco Corp.	25,400	542,265
Nikon Corp.	20,300	601,695
Nissan Motor Co. Ltd.	69,700	724,719
Rakuten, Inc.	561	625,749
SMC Corp.	3,400	567,846
SOFTBANK CORP.	22,500	671,588
Sysmex Corp.	14,100	566,690
Unicharm Corp.	10,600	593,017
TOTAL JAPAN		11,845,804
Korea (South) - 0.7%
Hyundai Motor Co.	3,550	843,425
Mexico - 1.7%
Bolsa Mexicana de Valores SA de CV	248,700	497,087
Coca-Cola FEMSA SAB de CV sponsored ADR	4,400	466,180
Grupo Mexico SA de CV Series B	180,200	555,889
Wal-Mart de Mexico SA de CV Series V	228,800	654,181
TOTAL MEXICO		2,173,337
Netherlands - 0.8%
ASML Holding NV (Netherlands)	11,300	575,022
LyondellBasell Industries NV Class A	10,990	459,162
TOTAL NETHERLANDS		1,034,184
Philippines - 1.6%
International Container Terminal Services, Inc.	290,500	468,493
Metropolitan Bank & Trust Co.	226,900	491,845
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	33,860	$ 561,322
SM Prime Holdings, Inc.	1,419,300	562,132
TOTAL PHILIPPINES		2,083,792
Portugal - 0.4%
Jeronimo Martins SGPS SA	28,600	535,729
Russia - 1.9%
Magnit OJSC GDR (Reg. S)	19,795	579,598
NOVATEK OAO GDR (Reg. S)	4,700	597,370
Sberbank (Savings Bank of the Russian Federation)	218,900	700,799
TNK-BP Holding (a)	172,600	528,184
TOTAL RUSSIA		2,405,951
South Africa - 1.8%
JSE Ltd.	47,000	496,709
Mr Price Group Ltd.	39,300	531,545
Naspers Ltd. Class N	12,500	752,845
Shoprite Holdings Ltd.	33,900	585,775
TOTAL SOUTH AFRICA		2,366,874
Spain - 0.5%
Inditex SA	7,095	638,211
Sweden - 1.5%
Atlas Copco AB (A Shares)	29,200	695,161
Elekta AB (B Shares)	11,300	573,344
Swedish Match Co. AB	14,600	593,493
TOTAL SWEDEN		1,861,998
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	12,644	781,586
Dufry AG (a)	3,960	537,134
Nestle SA	34,244	2,097,919
Schindler Holding AG (Reg.)	4,370	558,559
Swatch Group AG (Bearer)	1,460	673,413
Syngenta AG (Switzerland)	2,290	803,138
UBS AG (NY Shares)	62,300	770,651
TOTAL SWITZERLAND		6,222,400
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	62,900	979,982
Thailand - 1.3%
C.P. ALL PCL (For. Reg.)	218,400	543,248
Common Stocks - continued
	Shares	Value
Thailand - continued
Central Pattana PCL (For. Reg.)	357,600	$ 584,276
Siam Makro PCL (For. Reg.)	45,600	567,869
TOTAL THAILAND		1,695,393
Turkey - 1.2%
Coca-Cola Icecek A/S	38,000	534,206
TAV Havalimanlari Holding A/S (a)	98,000	515,378
Turkiye Garanti Bankasi A/S	147,000	540,478
TOTAL TURKEY		1,590,062
United Kingdom - 15.6%
Anglo American PLC (United Kingdom)	23,300	895,536
Antofagasta PLC	28,700	550,145
Barclays PLC sponsored ADR (d)	56,600	805,984
BG Group PLC	48,497	1,141,768
BHP Billiton PLC ADR	32,000	2,059,520
British American Tobacco PLC (United Kingdom)	34,000	1,744,059
Burberry Group PLC	25,200	607,396
Diageo PLC sponsored ADR	9,900	1,001,088
Imperial Tobacco Group PLC	21,281	851,095
Johnson Matthey PLC	15,800	593,425
Meggitt PLC	84,500	560,266
Prudential PLC	66,095	810,154
Reckitt Benckiser Group PLC	14,000	815,088
Rolls-Royce Group PLC	53,300	712,420
Royal Dutch Shell PLC Class B	66,299	2,426,477
SABMiller PLC	20,800	873,890
Standard Chartered PLC (United Kingdom)	37,317	912,173
The Weir Group PLC	18,100	500,897
Unilever PLC	38,000	1,298,315
Xstrata PLC	42,077	804,176
TOTAL UNITED KINGDOM		19,963,872
United States of America - 15.8%
Allergan, Inc.	5,500	528,000
Altria Group, Inc.	16,200	521,802
American Tower Corp.	8,200	537,756
Apple, Inc. (a)	880	514,131
Caterpillar, Inc.	4,500	462,465
Coach, Inc.	6,700	490,172
Crown Castle International Corp. (a)	8,600	486,846
Cummins, Inc.	4,220	488,803
Deere & Co.	5,893	485,347
Common Stocks - continued
	Shares	Value
United States of America - continued
EMC Corp. (a)	18,900	$ 533,169
Google, Inc. Class A (a)	820	496,289
Halliburton Co.	14,800	506,456
IBM Corp.	2,600	538,408
Joy Global, Inc.	7,600	537,852
JPMorgan Chase & Co.	12,295	528,439
Las Vegas Sands Corp.	8,740	484,983
Lorillard, Inc.	3,700	500,573
MasterCard, Inc. Class A	1,060	479,406
McGraw-Hill Companies, Inc.	10,000	491,700
Mead Johnson Nutrition Co. Class A	6,200	530,472
Moody's Corp.	10,900	446,355
National Oilwell Varco, Inc.	6,950	526,532
NIKE, Inc. Class B	4,500	503,415
Oracle Corp.	16,600	487,874
Perrigo Co.	4,800	503,520
Philip Morris International, Inc.	10,655	953,729
PriceSmart, Inc.	6,400	528,256
QUALCOMM, Inc.	8,000	510,720
Rackspace Hosting, Inc. (a)	9,017	523,798
salesforce.com, Inc. (a)	3,400	529,482
SBA Communications Corp. Class A (a)	9,800	526,652
The Coca-Cola Co.	6,900	526,608
Tiffany & Co., Inc.	7,125	487,778
TJX Companies, Inc.	12,500	521,375
Union Pacific Corp.	4,700	528,468
United Technologies Corp.	5,772	471,226
Visa, Inc. Class A	4,200	516,516
Wells Fargo & Co.	16,040	536,217
Yum! Brands, Inc.	7,400	538,202
TOTAL UNITED STATES OF AMERICA		20,309,792
TOTAL COMMON STOCKS (Cost $111,521,822)		124,476,905
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Citigroup, Inc. 7.50%	5,000	487,350
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.5%
Germany - 1.0%
Hugo Boss AG (non-vtg.)	4,400	$ 491,082
Volkswagen AG	4,500	852,461
TOTAL GERMANY		1,343,543
Italy - 0.5%
Fiat Industrial SpA	70,467	578,362
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	5,649,800	9,170
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,931,075
TOTAL PREFERRED STOCKS (Cost $2,184,601)		2,418,425
Money Market Funds - 3.9%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $5,028,165)	5,028,165	5,028,165
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $118,734,588)		131,923,495
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(3,781,022)
NET ASSETS - 100%		$ 128,142,473
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 283
Fidelity Securities Lending Cash Central Fund	18,838
Total	$ 19,121
Other Information
Categorizations in Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,016,258	$ 22,483,042	$ 2,533,216	$ -
Consumer Staples	27,371,272	23,026,757	4,344,515	-
Energy	8,825,354	6,398,877	2,426,477	-
Financials	16,449,866	15,003,581	1,446,285	-
Health Care	3,678,151	3,111,461	566,690	-
Industrials	17,535,300	13,020,934	4,514,366	-
Information Technology	11,458,869	9,156,085	2,302,784	-
Materials	14,334,567	13,531,429	803,138	-
Telecommunication Services	2,225,693	1,554,105	671,588	-
Money Market Funds	5,028,165	5,028,165	-	-
Total Investments in Securities:	$ 131,923,495	$ 112,314,436	$ 19,609,059	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,691,045) - See accompanying schedule: Unaffiliated issuers (cost $113,706,423)	$ 126,895,330
Fidelity Central Funds (cost $5,028,165)	5,028,165
Total Investments (cost $118,734,588)		$ 131,923,495
Foreign currency held at value (cost $1,087,287)		1,086,649
Receivable for investments sold		4,930,299
Receivable for fund shares sold		299,439
Dividends receivable		622,276
Distributions receivable from Fidelity Central Funds		10,383
Prepaid expenses		123
Receivable from investment adviser for expense reductions		42,619
Other receivables		272,427
Total assets		139,187,710

Liabilities
Payable to custodian bank	$ 57,346
Payable for investments purchased	4,884,118
Payable for fund shares redeemed	731,347
Accrued management fee	100,063
Distribution and service plan fees payable	52,422
Other affiliated payables	36,918
Other payables and accrued expenses	154,858
Collateral on securities loaned, at value	5,028,165
Total liabilities		11,045,237

Net Assets		$ 128,142,473
Net Assets consist of:
Paid in capital		$ 219,611,855
Undistributed net investment income		136,472
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(104,651,067)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,045,213
Net Assets		$ 128,142,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,665,451 ÷ 3,722,383 shares)	$ 11.19

Maximum offering price per share (100/94.25 of $11.19)	$ 11.87
Class T: Net Asset Value and redemption price per share ($58,326,578 ÷ 5,310,747 shares)	$ 10.98

Maximum offering price per share (100/96.50 of $10.98)	$ 11.38
Class B: Net Asset Value and offering price per share ($3,467,930 ÷ 339,701 shares)A	$ 10.21

Class C: Net Asset Value and offering price per share ($19,882,084 ÷ 1,954,747 shares)A	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,800,430 ÷ 403,075 shares)	$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,252,422
Income from Fidelity Central Funds		19,121
Income before foreign taxes withheld		1,271,543
Less foreign taxes withheld		(94,433)
Total income		1,177,110

Expenses
Management fee Basic fee	$ 441,548
Performance adjustment	147,398
Transfer agent fees	185,942
Distribution and service plan fees	308,646
Accounting and security lending fees	32,535
Custodian fees and expenses	69,121
Independent trustees' compensation	375
Registration fees	46,084
Audit	41,362
Legal	267
Miscellaneous	603
Total expenses before reductions	1,273,881
Expense reductions	(237,562)	1,036,319
Net investment income (loss)		140,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,755,546
Foreign currency transactions	(22,659)
Total net realized gain (loss)		3,732,887
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $66,668)	8,480,725
Assets and liabilities in foreign currencies	1,206
Total change in net unrealized appreciation (depreciation)		8,481,931
Net gain (loss)		12,214,818
Net increase (decrease) in net assets resulting from operations		$ 12,355,609
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,791	$ 730,290
Net realized gain (loss)	3,732,887	8,411,487
Change in net unrealized appreciation (depreciation)	8,481,931	(14,294,405)
Net increase (decrease) in net assets resulting from operations	12,355,609	(5,152,628)
Distributions to shareholders from net investment income	(721,694)	(760,710)
Distributions to shareholders from net realized gain	(61,587)	(1,721,042)
Total distributions	(783,281)	(2,481,752)
Share transactions - net increase (decrease)	(11,903,188)	(24,900,583)
Redemption fees	357	3,558
Total increase (decrease) in net assets	(330,503)	(32,531,405)

Net Assets
Beginning of period	128,472,976	161,004,381
End of period (including undistributed net investment income of $136,472 and undistributed net investment income of $717,375, respectively)	$ 128,142,473	$ 128,472,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.85	$ 9.34	$ 6.39	$ 18.64	$ 17.79
Income from Investment Operations
Net investment income (loss) E	.02	.08 H	.06	.09	.11	.07
Net realized and unrealized gain (loss)	1.05	(.53)	1.69	2.88	(8.42)	3.81
Total from investment operations	1.07	(.45)	1.75	2.97	(8.31)	3.88
Distributions from net investment income	(.09)	(.08)	(.08)	(.02)	(.05)	(.12)
Distributions from net realized gain	(.01)	(.12)	(.16)	-	(3.89)	(2.90)
Total distributions	(.09) M	(.19) L	(.24)	(.02)	(3.94)	(3.03) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 10.21	$ 10.85	$ 9.34	$ 6.39	$ 18.64
Total Return B, C, D	10.60%	(4.25)%	18.98%	46.61%	(55.70)%	24.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.64%	1.45%	1.27%	1.42%	1.47%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.27%	1.42%	1.47%
Expenses net of all reductions	1.42% A	1.38%	1.27%	1.15%	1.25%	1.39%
Net investment income (loss)	.47% A	.74% H	.66%	1.22%	.95%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,665	$ 40,364	$ 49,058	$ 43,389	$ 35,517	$ 113,579
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $3.03 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share. L Total distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share. M Total distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 10.63	$ 9.16	$ 6.28	$ 18.38	$ 17.57
Income from Investment Operations
Net investment income (loss) E	.01	.05 H	.04	.07	.08	.03
Net realized and unrealized gain (loss)	1.03	(.52)	1.65	2.82	(8.28)	3.76
Total from investment operations	1.04	(.47)	1.69	2.89	(8.20)	3.79
Distributions from net investment income	(.06)	(.05)	(.06)	(.01)	(.01)	(.07)
Distributions from net realized gain	(.01)	(.12)	(.16)	-	(3.89)	(2.90)
Total distributions	(.06) M	(.16) L	(.22)	(.01)	(3.90)	(2.98) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 10.00	$ 10.63	$ 9.16	$ 6.28	$ 18.38
Total Return B, C, D	10.49%	(4.51)%	18.65%	46.23%	(55.79)%	24.47%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	1.88%	1.69%	1.52%	1.65%	1.69%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.69%	1.52%	1.65%	1.69%
Expenses net of all reductions	1.67% A	1.62%	1.51%	1.41%	1.48%	1.61%
Net investment income (loss)	.22% A	.49% H	.42%	.96%	.71%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,327	$ 59,914	$ 74,056	$ 78,005	$ 57,603	$ 179,990
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.98 per share is comprised of distributions from net investment income of $0.74 and distributions from net realized gain of $2.903 per share. L Total distributions of $.16 per share is comprised of distributions from net investment income of $0.074 and distributions from net realized gain of $.116 per share. M Total distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.84	$ 8.51	$ 5.86	$ 17.36	$ 16.72
Income from Investment Operations
Net investment income (loss) E	(.01)	- H,J	(.01)	.03	.02	(.06)
Net realized and unrealized gain (loss)	.96	(.48)	1.53	2.63	(7.75)	3.57
Total from investment operations	.95	(.48)	1.52	2.66	(7.73)	3.51
Distributions from net investment income	-	(.01)	(.03)	(.01)	-	-
Distributions from net realized gain	-	(.09)	(.16)	-	(3.77)	(2.87)
Total distributions	-	(.10)	(.19)	(.01)	(3.77)	(2.87) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.21	$ 9.26	$ 9.84	$ 8.51	$ 5.86	$ 17.36
Total Return B, C, D	10.26%	(4.99)%	18.03%	45.50%	(56.02)%	23.85%
Ratios to Average Net Assets F, I
Expenses before reductions	2.55% A	2.39%	2.20%	2.02%	2.17%	2.24%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.02%	2.17%	2.24%
Expenses net of all reductions	2.17% A	2.13%	2.02%	1.90%	2.01%	2.17%
Net investment income (loss)	(.28)% A	(.01)% H	(.09)%	.47%	.19%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,468	$ 4,241	$ 8,737	$ 10,661	$ 10,356	$ 40,013
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.87 per share is comprised of distributions from net realized gain of $2.869 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 9.84	$ 8.51	$ 5.87	$ 17.42	$ 16.80
Income from Investment Operations
Net investment income (loss) E	(.01)	- H, J	(.01)	.03	.02	(.05)
Net realized and unrealized gain (loss)	.96	(.49)	1.53	2.62	(7.75)	3.57
Total from investment operations	.95	(.49)	1.52	2.65	(7.73)	3.52
Distributions from net investment income	(.01)	(.01)	(.04)	(.01)	-	-
Distributions from net realized gain	(.01)	(.11)	(.16)	-	(3.82)	(2.90)
Total distributions	(.01) M	(.12)	(.19) L	(.01)	(3.82)	(2.90) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 9.23	$ 9.84	$ 8.51	$ 5.87	$ 17.42
Total Return B, C, D	10.31%	(5.07)%	18.12%	45.26%	(55.95)%	23.85%
Ratios to Average Net Assets F, I
Expenses before reductions	2.55% A	2.39%	2.20%	2.02%	2.16%	2.19%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.02%	2.16%	2.19%
Expenses net of all reductions	2.17% A	2.13%	2.02%	1.90%	2.00%	2.12%
Net investment income (loss)	(.28)% A	(.01)% H	(.09)%	.47%	.20%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,882	$ 19,619	$ 24,809	$ 24,575	$ 20,973	$ 66,298
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.90 per share is comprised of distributions from net realized gain of $2.903 per share. L Total distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share. M Total distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 11.54	$ 9.91	$ 6.77	$ 19.49	$ 18.46
Income from Investment Operations
Net investment income (loss) D	.04	.12 G	.10	.11	.16	.13
Net realized and unrealized gain (loss)	1.12	(.57)	1.78	3.05	(8.88)	3.97
Total from investment operations	1.16	(.45)	1.88	3.16	(8.72)	4.10
Distributions from net investment income	(.12)	(.11)	(.09)	(.02)	(.11)	(.17)
Distributions from net realized gain	(.01)	(.12)	(.16)	-	(3.89)	(2.90)
Total distributions	(.12) L	(.22) K	(.25)	(.02)	(4.00)	(3.07) J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.91	$ 10.87	$ 11.54	$ 9.91	$ 6.77	$ 19.49
Total Return B, C	10.82%	(4.01)%	19.22%	46.85%	(55.51)%	25.16%
Ratios to Average Net Assets E, H
Expenses before reductions	1.51% A	1.35%	1.19%	1.00%	1.12%	1.14%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.19%	1.00%	1.12%	1.14%
Expenses net of all reductions	1.16% A	1.12%	1.01%	.89%	.95%	1.07%
Net investment income (loss)	.72% A	1.00% G	.93%	1.48%	1.24%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,800	$ 4,335	$ 4,345	$ 3,292	$ 3,620	$ 17,463
Portfolio turnover rate F	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.07 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share. K Total distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), equity debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,842,514
Gross unrealized depreciation	(3,666,204)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,176,310

Tax cost	$ 119,747,185

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration

2016	$ (82,346,110)
2017	(23,967,872)
Total capital loss carryforward	$ (106,313,982)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $88,308,388 and $99,463,980, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,241	$ 747
Class T	.25%	.25%	143,352	1,387
Class B	.75%	.25%	18,975	14,286
Class C	.75%	.25%	96,078	4,406
			$ 308,646	$ 20,826

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,622
Class T	3,558
Class B*	4,265
Class C*	466
$ 13,911

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 60,674.30
Class T	85,136.30
Class B	5,752.30
Class C	28,991.30
Institutional Class	5,389.26
	$ 185,942

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $283 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $186 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,838. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 70,830
Class T	1.70%	99,385
Class B	2.20%	6,628
Class C	2.20%	33,834
Institutional Class	1.20%	6,489
		$ 217,166

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,396 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 338,785	$ 351,944
Class T	327,446	323,075
Class B	-	9,663
Class C	10,467	29,995
Institutional Class	44,996	46,033
Total	$ 721,694	$ 760,710
From net realized gain
Class A	$ 19,929	$ 529,480
Class T	29,236	797,756
Class B	-	70,707
Class C	10,466	273,307
Institutional Class	1,956	49,792
Total	$ 61,587	$ 1,721,042

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares Sold	285,370	721,944	$ 2,962,114	$ 7,956,982
Reinvestment of distributions	32,796	72,790	324,358	801,552
Shares redeemed	(550,985)	(1,361,813)	(5,713,817)	(14,987,238)
Net increase (decrease)	(232,819)	(567,079)	$ (2,427,345)	$ (6,228,704)
Class T
Shares sold	265,785	879,812	$ 2,727,983	$ 9,150,890
Reinvestment of distributions	35,814	101,007	347,751	1,092,104
Shares redeemed	(983,599)	(1,955,605)	(9,894,624)	(20,943,089)
Net increase (decrease)	(682,000)	(974,786)	$ (6,818,890)	$ (10,700,095)
Class B
Shares sold	2,923	9,370	$ 27,461	$ 93,679
Reinvestment of distributions	-	7,318	-	73,635
Shares redeemed	(121,335)	(446,550)	(1,160,156)	(4,499,761)
Net increase (decrease)	(118,412)	(429,862)	$ (1,132,695)	$ (4,332,447)
Class C
Shares sold	86,903	194,812	$ 829,425	$ 1,945,397
Reinvestment of distributions	2,090	27,032	18,836	271,185
Shares redeemed	(258,769)	(619,329)	(2,455,025)	(6,101,194)
Net increase (decrease)	(169,776)	(397,485)	$ (1,606,764)	$ (3,884,612)
Institutional Class
Shares sold	66,045	167,207	$ 752,782	$ 1,942,483
Reinvestment of distributions	3,641	6,560	38,267	76,766
Shares redeemed	(65,439)	(151,382)	(708,543)	(1,773,974)
Net increase (decrease)	4,247	22,385	$ 82,506	$ 245,275

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAP-USAN-0612
1.784890.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
International
Capital Appreciation
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.45%
Actual		$ 1,000.00	$ 1,106.00	$ 7.59
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.27
Class T	1.70%
Actual		$ 1,000.00	$ 1,104.90	$ 8.90
HypotheticalA		$ 1,000.00	$ 1,016.41	$ 8.52
Class B	2.20%
Actual		$ 1,000.00	$ 1,102.60	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Class C	2.20%
Actual		$ 1,000.00	$ 1,103.10	$ 11.50
HypotheticalA		$ 1,000.00	$ 1,013.92	$ 11.02
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,108.20	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.02

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.0
Nestle SA (Switzerland, Food Products)	1.7	2.3
BHP Billiton PLC ADR (United Kingdom, Metals & Mining)	1.6	1.7
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.4	1.8
Unilever PLC (United Kingdom, Food Products)	1.0	1.2
	7.6
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Staples	21.5	21.5
Consumer Discretionary	19.7	22.0
Industrials	13.8	9.9
Financials	12.6	16.3
Materials	11.2	10.9
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	16.2	15.8
United Kingdom	15.6	14.7
Japan	9.2	7.7
France	7.9	7.9
Switzerland	4.9	5.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 99.1%	Stocks 97.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 2.1%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 0.9%
Fortescue Metals Group Ltd.	95,080	$ 558,693
Iluka Resources Ltd.	30,800	545,513
TOTAL AUSTRALIA		1,104,206
Bailiwick of Jersey - 0.5%
Experian PLC	39,600	625,072
Belgium - 1.2%
Anheuser-Busch InBev SA NV (d)	13,480	971,651
Umicore SA	11,111	602,985
TOTAL BELGIUM		1,574,636
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	4,480	586,477
Petra Diamonds Ltd. (a)	193,762	488,411
TOTAL BERMUDA		1,074,888
Brazil - 3.7%
BR Malls Participacoes SA	43,300	537,914
Brasil Foods SA sponsored ADR (d)	29,900	551,057
Cia.Hering SA	20,100	498,770
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	18,500	776,630
Iguatemi Empresa de Shopping Centers SA	22,200	487,756
Itau Unibanco Banco Multiplo SA sponsored ADR	51,050	800,975
Multiplan Empreendimentos Imobiliarios SA	23,900	564,226
Souza Cruz SA	38,000	591,884
TOTAL BRAZIL		4,809,212
British Virgin Islands - 0.4%
Arcos Dorados Holdings, Inc.	26,900	480,703
Canada - 2.9%
Barrick Gold Corp.	19,600	792,929
Canadian National Railway Co.	9,300	793,713
First Quantum Minerals Ltd.	29,600	614,925
Potash Corp. of Saskatchewan, Inc.	17,100	727,107
Suncor Energy, Inc.	25,800	852,295
TOTAL CANADA		3,780,969
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	4,000	530,800
Belle International Holdings Ltd.	317,000	621,853
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Golden Eagle Retail Group Ltd. (H Shares)	204,000	$ 535,067
Hengan International Group Co. Ltd.	56,500	598,232
TOTAL CAYMAN ISLANDS		2,285,952
Chile - 0.4%
Embotelladora Andina SA Class A	102,185	463,424
Colombia - 0.4%
Grupo de Inversiones Surameric	29,195	529,439
Curacao - 0.4%
Schlumberger Ltd.	6,400	474,496
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	6,600	970,332
Finland - 0.9%
Kone Oyj (B Shares)	9,500	587,933
Nokian Tyres PLC	11,914	565,102
TOTAL FINLAND		1,153,035
France - 7.9%
Air Liquide SA	5,200	668,895
BNP Paribas SA	19,704	791,654
Bureau Veritas SA	5,800	516,809
Casino Guichard Perrachon SA	5,871	576,607
CFAO SA	11,900	513,240
Christian Dior SA (d)	4,040	608,887
Edenred	17,900	571,785
Essilor International SA	6,088	536,265
L'Oreal SA	5,200	625,665
LVMH Moet Hennessy - Louis Vuitton SA (d)	5,445	902,093
Pernod Ricard SA	6,200	643,555
PPR SA	4,100	685,775
Publicis Groupe SA	11,800	608,588
Remy Cointreau SA	5,100	568,399
Schneider Electric SA	11,639	715,072
Technip SA	5,500	622,007
TOTAL FRANCE		10,155,296
Germany - 2.8%
BASF AG (d)	12,835	1,056,669
Bayerische Motoren Werke AG (BMW)	8,700	827,040
Common Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	11,500	$ 703,944
SAP AG	14,225	943,381
TOTAL GERMANY		3,531,034
Hong Kong - 0.6%
AIA Group Ltd.	200,400	712,887
India - 3.5%
Asian Paints India Ltd.	7,689	514,907
Bajaj Auto Ltd.	17,250	532,076
HDFC Bank Ltd.	61,737	636,131
Housing Development Finance Corp. Ltd.	46,095	589,568
ITC Ltd.	128,653	599,721
Mahindra & Mahindra Ltd.	41,377	557,861
Smithkline Beecham Consumer Healthcare Ltd.	10,216	544,446
Titan Industries Ltd.	105,822	468,177
TOTAL INDIA		4,442,887
Indonesia - 4.7%
PT ACE Hardware Indonesia Tbk	1,148,000	643,295
PT Astra International Tbk	83,500	645,068
PT Bank Central Asia Tbk	579,500	504,434
PT Global Mediacom Tbk	3,042,500	549,540
PT Gudang Garam Tbk	85,500	550,743
PT Jasa Marga Tbk	914,000	532,060
PT Mitra Adiperkasa Tbk	732,500	553,928
PT Modern Internasional Tbk	1,437,500	414,490
PT Semen Gresik (Persero) Tbk	395,500	522,858
PT Tower Bersama Infrastructure Tbk	1,629,000	540,607
PT United Tractors Tbk	169,000	544,301
TOTAL INDONESIA		6,001,324
Ireland - 0.8%
Accenture PLC Class A	7,900	513,105
Dragon Oil PLC	55,000	523,571
TOTAL IRELAND		1,036,676
Israel - 0.8%
Check Point Software Technologies Ltd. (a)	9,100	528,983
Israel Chemicals Ltd.	45,300	519,684
TOTAL ISRAEL		1,048,667
Italy - 1.3%
Prada SpA	79,300	538,639
Common Stocks - continued
	Shares	Value
Italy - continued
Saipem SpA	12,675	$ 626,198
Salvatore Ferragamo Italia SpA	20,700	506,127
TOTAL ITALY		1,670,964
Japan - 9.2%
Canon, Inc. sponsored ADR (d)	19,806	898,400
Fanuc Corp.	4,400	742,109
Fast Retailing Co. Ltd.	2,600	581,053
Hitachi Ltd.	123,000	783,466
Japan Tobacco, Inc.	128	709,124
Keyence Corp.	2,440	575,937
Komatsu Ltd.	25,400	731,058
Makita Corp.	13,300	509,138
Mitsubishi Corp.	33,400	723,889
Mitsui & Co. Ltd.	44,700	698,061
Nabtesco Corp.	25,400	542,265
Nikon Corp.	20,300	601,695
Nissan Motor Co. Ltd.	69,700	724,719
Rakuten, Inc.	561	625,749
SMC Corp.	3,400	567,846
SOFTBANK CORP.	22,500	671,588
Sysmex Corp.	14,100	566,690
Unicharm Corp.	10,600	593,017
TOTAL JAPAN		11,845,804
Korea (South) - 0.7%
Hyundai Motor Co.	3,550	843,425
Mexico - 1.7%
Bolsa Mexicana de Valores SA de CV	248,700	497,087
Coca-Cola FEMSA SAB de CV sponsored ADR	4,400	466,180
Grupo Mexico SA de CV Series B	180,200	555,889
Wal-Mart de Mexico SA de CV Series V	228,800	654,181
TOTAL MEXICO		2,173,337
Netherlands - 0.8%
ASML Holding NV (Netherlands)	11,300	575,022
LyondellBasell Industries NV Class A	10,990	459,162
TOTAL NETHERLANDS		1,034,184
Philippines - 1.6%
International Container Terminal Services, Inc.	290,500	468,493
Metropolitan Bank & Trust Co.	226,900	491,845
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	33,860	$ 561,322
SM Prime Holdings, Inc.	1,419,300	562,132
TOTAL PHILIPPINES		2,083,792
Portugal - 0.4%
Jeronimo Martins SGPS SA	28,600	535,729
Russia - 1.9%
Magnit OJSC GDR (Reg. S)	19,795	579,598
NOVATEK OAO GDR (Reg. S)	4,700	597,370
Sberbank (Savings Bank of the Russian Federation)	218,900	700,799
TNK-BP Holding (a)	172,600	528,184
TOTAL RUSSIA		2,405,951
South Africa - 1.8%
JSE Ltd.	47,000	496,709
Mr Price Group Ltd.	39,300	531,545
Naspers Ltd. Class N	12,500	752,845
Shoprite Holdings Ltd.	33,900	585,775
TOTAL SOUTH AFRICA		2,366,874
Spain - 0.5%
Inditex SA	7,095	638,211
Sweden - 1.5%
Atlas Copco AB (A Shares)	29,200	695,161
Elekta AB (B Shares)	11,300	573,344
Swedish Match Co. AB	14,600	593,493
TOTAL SWEDEN		1,861,998
Switzerland - 4.9%
Compagnie Financiere Richemont SA Series A	12,644	781,586
Dufry AG (a)	3,960	537,134
Nestle SA	34,244	2,097,919
Schindler Holding AG (Reg.)	4,370	558,559
Swatch Group AG (Bearer)	1,460	673,413
Syngenta AG (Switzerland)	2,290	803,138
UBS AG (NY Shares)	62,300	770,651
TOTAL SWITZERLAND		6,222,400
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	62,900	979,982
Thailand - 1.3%
C.P. ALL PCL (For. Reg.)	218,400	543,248
Common Stocks - continued
	Shares	Value
Thailand - continued
Central Pattana PCL (For. Reg.)	357,600	$ 584,276
Siam Makro PCL (For. Reg.)	45,600	567,869
TOTAL THAILAND		1,695,393
Turkey - 1.2%
Coca-Cola Icecek A/S	38,000	534,206
TAV Havalimanlari Holding A/S (a)	98,000	515,378
Turkiye Garanti Bankasi A/S	147,000	540,478
TOTAL TURKEY		1,590,062
United Kingdom - 15.6%
Anglo American PLC (United Kingdom)	23,300	895,536
Antofagasta PLC	28,700	550,145
Barclays PLC sponsored ADR (d)	56,600	805,984
BG Group PLC	48,497	1,141,768
BHP Billiton PLC ADR	32,000	2,059,520
British American Tobacco PLC (United Kingdom)	34,000	1,744,059
Burberry Group PLC	25,200	607,396
Diageo PLC sponsored ADR	9,900	1,001,088
Imperial Tobacco Group PLC	21,281	851,095
Johnson Matthey PLC	15,800	593,425
Meggitt PLC	84,500	560,266
Prudential PLC	66,095	810,154
Reckitt Benckiser Group PLC	14,000	815,088
Rolls-Royce Group PLC	53,300	712,420
Royal Dutch Shell PLC Class B	66,299	2,426,477
SABMiller PLC	20,800	873,890
Standard Chartered PLC (United Kingdom)	37,317	912,173
The Weir Group PLC	18,100	500,897
Unilever PLC	38,000	1,298,315
Xstrata PLC	42,077	804,176
TOTAL UNITED KINGDOM		19,963,872
United States of America - 15.8%
Allergan, Inc.	5,500	528,000
Altria Group, Inc.	16,200	521,802
American Tower Corp.	8,200	537,756
Apple, Inc. (a)	880	514,131
Caterpillar, Inc.	4,500	462,465
Coach, Inc.	6,700	490,172
Crown Castle International Corp. (a)	8,600	486,846
Cummins, Inc.	4,220	488,803
Deere & Co.	5,893	485,347
Common Stocks - continued
	Shares	Value
United States of America - continued
EMC Corp. (a)	18,900	$ 533,169
Google, Inc. Class A (a)	820	496,289
Halliburton Co.	14,800	506,456
IBM Corp.	2,600	538,408
Joy Global, Inc.	7,600	537,852
JPMorgan Chase & Co.	12,295	528,439
Las Vegas Sands Corp.	8,740	484,983
Lorillard, Inc.	3,700	500,573
MasterCard, Inc. Class A	1,060	479,406
McGraw-Hill Companies, Inc.	10,000	491,700
Mead Johnson Nutrition Co. Class A	6,200	530,472
Moody's Corp.	10,900	446,355
National Oilwell Varco, Inc.	6,950	526,532
NIKE, Inc. Class B	4,500	503,415
Oracle Corp.	16,600	487,874
Perrigo Co.	4,800	503,520
Philip Morris International, Inc.	10,655	953,729
PriceSmart, Inc.	6,400	528,256
QUALCOMM, Inc.	8,000	510,720
Rackspace Hosting, Inc. (a)	9,017	523,798
salesforce.com, Inc. (a)	3,400	529,482
SBA Communications Corp. Class A (a)	9,800	526,652
The Coca-Cola Co.	6,900	526,608
Tiffany & Co., Inc.	7,125	487,778
TJX Companies, Inc.	12,500	521,375
Union Pacific Corp.	4,700	528,468
United Technologies Corp.	5,772	471,226
Visa, Inc. Class A	4,200	516,516
Wells Fargo & Co.	16,040	536,217
Yum! Brands, Inc.	7,400	538,202
TOTAL UNITED STATES OF AMERICA		20,309,792
TOTAL COMMON STOCKS (Cost $111,521,822)		124,476,905
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 0.4%
United States of America - 0.4%
Citigroup, Inc. 7.50%	5,000	487,350
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.5%
Germany - 1.0%
Hugo Boss AG (non-vtg.)	4,400	$ 491,082
Volkswagen AG	4,500	852,461
TOTAL GERMANY		1,343,543
Italy - 0.5%
Fiat Industrial SpA	70,467	578,362
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	5,649,800	9,170
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,931,075
TOTAL PREFERRED STOCKS (Cost $2,184,601)		2,418,425
Money Market Funds - 3.9%

Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c) (Cost $5,028,165)	5,028,165	5,028,165
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $118,734,588)		131,923,495
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(3,781,022)
NET ASSETS - 100%		$ 128,142,473
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 283
Fidelity Securities Lending Cash Central Fund	18,838
Total	$ 19,121
Other Information
Categorizations in Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,016,258	$ 22,483,042	$ 2,533,216	$ -
Consumer Staples	27,371,272	23,026,757	4,344,515	-
Energy	8,825,354	6,398,877	2,426,477	-
Financials	16,449,866	15,003,581	1,446,285	-
Health Care	3,678,151	3,111,461	566,690	-
Industrials	17,535,300	13,020,934	4,514,366	-
Information Technology	11,458,869	9,156,085	2,302,784	-
Materials	14,334,567	13,531,429	803,138	-
Telecommunication Services	2,225,693	1,554,105	671,588	-
Money Market Funds	5,028,165	5,028,165	-	-
Total Investments in Securities:	$ 131,923,495	$ 112,314,436	$ 19,609,059	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,691,045) - See accompanying schedule: Unaffiliated issuers (cost $113,706,423)	$ 126,895,330
Fidelity Central Funds (cost $5,028,165)	5,028,165
Total Investments (cost $118,734,588)		$ 131,923,495
Foreign currency held at value (cost $1,087,287)		1,086,649
Receivable for investments sold		4,930,299
Receivable for fund shares sold		299,439
Dividends receivable		622,276
Distributions receivable from Fidelity Central Funds		10,383
Prepaid expenses		123
Receivable from investment adviser for expense reductions		42,619
Other receivables		272,427
Total assets		139,187,710

Liabilities
Payable to custodian bank	$ 57,346
Payable for investments purchased	4,884,118
Payable for fund shares redeemed	731,347
Accrued management fee	100,063
Distribution and service plan fees payable	52,422
Other affiliated payables	36,918
Other payables and accrued expenses	154,858
Collateral on securities loaned, at value	5,028,165
Total liabilities		11,045,237

Net Assets		$ 128,142,473
Net Assets consist of:
Paid in capital		$ 219,611,855
Undistributed net investment income		136,472
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(104,651,067)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,045,213
Net Assets		$ 128,142,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,665,451 ÷ 3,722,383 shares)	$ 11.19

Maximum offering price per share (100/94.25 of $11.19)	$ 11.87
Class T: Net Asset Value and redemption price per share ($58,326,578 ÷ 5,310,747 shares)	$ 10.98

Maximum offering price per share (100/96.50 of $10.98)	$ 11.38
Class B: Net Asset Value and offering price per share ($3,467,930 ÷ 339,701 shares)A	$ 10.21

Class C: Net Asset Value and offering price per share ($19,882,084 ÷ 1,954,747 shares)A	$ 10.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,800,430 ÷ 403,075 shares)	$ 11.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,252,422
Income from Fidelity Central Funds		19,121
Income before foreign taxes withheld		1,271,543
Less foreign taxes withheld		(94,433)
Total income		1,177,110

Expenses
Management fee Basic fee	$ 441,548
Performance adjustment	147,398
Transfer agent fees	185,942
Distribution and service plan fees	308,646
Accounting and security lending fees	32,535
Custodian fees and expenses	69,121
Independent trustees' compensation	375
Registration fees	46,084
Audit	41,362
Legal	267
Miscellaneous	603
Total expenses before reductions	1,273,881
Expense reductions	(237,562)	1,036,319
Net investment income (loss)		140,791
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,755,546
Foreign currency transactions	(22,659)
Total net realized gain (loss)		3,732,887
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $66,668)	8,480,725
Assets and liabilities in foreign currencies	1,206
Total change in net unrealized appreciation (depreciation)		8,481,931
Net gain (loss)		12,214,818
Net increase (decrease) in net assets resulting from operations		$ 12,355,609

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 140,791	$ 730,290
Net realized gain (loss)	3,732,887	8,411,487
Change in net unrealized appreciation (depreciation)	8,481,931	(14,294,405)
Net increase (decrease) in net assets resulting from operations	12,355,609	(5,152,628)
Distributions to shareholders from net investment income	(721,694)	(760,710)
Distributions to shareholders from net realized gain	(61,587)	(1,721,042)
Total distributions	(783,281)	(2,481,752)
Share transactions - net increase (decrease)	(11,903,188)	(24,900,583)
Redemption fees	357	3,558
Total increase (decrease) in net assets	(330,503)	(32,531,405)

Net Assets
Beginning of period	128,472,976	161,004,381
End of period (including undistributed net investment income of $136,472 and undistributed net investment income of $717,375, respectively)	$ 128,142,473	$ 128,472,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.85	$ 9.34	$ 6.39	$ 18.64	$ 17.79
Income from Investment Operations
Net investment income (loss) E	.02	.08 H	.06	.09	.11	.07
Net realized and unrealized gain (loss)	1.05	(.53)	1.69	2.88	(8.42)	3.81
Total from investment operations	1.07	(.45)	1.75	2.97	(8.31)	3.88
Distributions from net investment income	(.09)	(.08)	(.08)	(.02)	(.05)	(.12)
Distributions from net realized gain	(.01)	(.12)	(.16)	-	(3.89)	(2.90)
Total distributions	(.09) M	(.19) L	(.24)	(.02)	(3.94)	(3.03) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.19	$ 10.21	$ 10.85	$ 9.34	$ 6.39	$ 18.64
Total Return B, C, D	10.60%	(4.25)%	18.98%	46.61%	(55.70)%	24.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.80% A	1.64%	1.45%	1.27%	1.42%	1.47%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.27%	1.42%	1.47%
Expenses net of all reductions	1.42% A	1.38%	1.27%	1.15%	1.25%	1.39%
Net investment income (loss)	.47% A	.74% H	.66%	1.22%	.95%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,665	$ 40,364	$ 49,058	$ 43,389	$ 35,517	$ 113,579
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $3.03 per share is comprised of distributions from net investment income of $.123 and distributions from net realized gain of $2.903 per share. L Total distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share. M Total distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 10.63	$ 9.16	$ 6.28	$ 18.38	$ 17.57
Income from Investment Operations
Net investment income (loss) E	.01	.05 H	.04	.07	.08	.03
Net realized and unrealized gain (loss)	1.03	(.52)	1.65	2.82	(8.28)	3.76
Total from investment operations	1.04	(.47)	1.69	2.89	(8.20)	3.79
Distributions from net investment income	(.06)	(.05)	(.06)	(.01)	(.01)	(.07)
Distributions from net realized gain	(.01)	(.12)	(.16)	-	(3.89)	(2.90)
Total distributions	(.06) M	(.16) L	(.22)	(.01)	(3.90)	(2.98) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.98	$ 10.00	$ 10.63	$ 9.16	$ 6.28	$ 18.38
Total Return B, C, D	10.49%	(4.51)%	18.65%	46.23%	(55.79)%	24.47%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	1.88%	1.69%	1.52%	1.65%	1.69%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.69%	1.52%	1.65%	1.69%
Expenses net of all reductions	1.67% A	1.62%	1.51%	1.41%	1.48%	1.61%
Net investment income (loss)	.22% A	.49% H	.42%	.96%	.71%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,327	$ 59,914	$ 74,056	$ 78,005	$ 57,603	$ 179,990
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.98 per share is comprised of distributions from net investment income of $0.74 and distributions from net realized gain of $2.903 per share. L Total distributions of $.16 per share is comprised of distributions from net investment income of $0.074 and distributions from net realized gain of $.116 per share. M Total distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.26	$ 9.84	$ 8.51	$ 5.86	$ 17.36	$ 16.72
Income from Investment Operations
Net investment income (loss) E	(.01)	- H,J	(.01)	.03	.02	(.06)
Net realized and unrealized gain (loss)	.96	(.48)	1.53	2.63	(7.75)	3.57
Total from investment operations	.95	(.48)	1.52	2.66	(7.73)	3.51
Distributions from net investment income	-	(.01)	(.03)	(.01)	-	-
Distributions from net realized gain	-	(.09)	(.16)	-	(3.77)	(2.87)
Total distributions	-	(.10)	(.19)	(.01)	(3.77)	(2.87) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.21	$ 9.26	$ 9.84	$ 8.51	$ 5.86	$ 17.36
Total Return B, C, D	10.26%	(4.99)%	18.03%	45.50%	(56.02)%	23.85%
Ratios to Average Net Assets F, I
Expenses before reductions	2.55% A	2.39%	2.20%	2.02%	2.17%	2.24%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.02%	2.17%	2.24%
Expenses net of all reductions	2.17% A	2.13%	2.02%	1.90%	2.01%	2.17%
Net investment income (loss)	(.28)% A	(.01)% H	(.09)%	.47%	.19%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,468	$ 4,241	$ 8,737	$ 10,661	$ 10,356	$ 40,013
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.87 per share is comprised of distributions from net realized gain of $2.869 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.23	$ 9.84	$ 8.51	$ 5.87	$ 17.42	$ 16.80
Income from Investment Operations
Net investment income (loss) E	(.01)	- H, J	(.01)	.03	.02	(.05)
Net realized and unrealized gain (loss)	.96	(.49)	1.53	2.62	(7.75)	3.57
Total from investment operations	.95	(.49)	1.52	2.65	(7.73)	3.52
Distributions from net investment income	(.01)	(.01)	(.04)	(.01)	-	-
Distributions from net realized gain	(.01)	(.11)	(.16)	-	(3.82)	(2.90)
Total distributions	(.01) M	(.12)	(.19) L	(.01)	(3.82)	(2.90) K
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 10.17	$ 9.23	$ 9.84	$ 8.51	$ 5.87	$ 17.42
Total Return B, C, D	10.31%	(5.07)%	18.12%	45.26%	(55.95)%	23.85%
Ratios to Average Net Assets F, I
Expenses before reductions	2.55% A	2.39%	2.20%	2.02%	2.16%	2.19%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.02%	2.16%	2.19%
Expenses net of all reductions	2.17% A	2.13%	2.02%	1.90%	2.00%	2.12%
Net investment income (loss)	(.28)% A	(.01)% H	(.09)%	.47%	.20%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,882	$ 19,619	$ 24,809	$ 24,575	$ 20,973	$ 66,298
Portfolio turnover rate G	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $2.90 per share is comprised of distributions from net realized gain of $2.903 per share. L Total distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share. M Total distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.87	$ 11.54	$ 9.91	$ 6.77	$ 19.49	$ 18.46
Income from Investment Operations
Net investment income (loss) D	.04	.12 G	.10	.11	.16	.13
Net realized and unrealized gain (loss)	1.12	(.57)	1.78	3.05	(8.88)	3.97
Total from investment operations	1.16	(.45)	1.88	3.16	(8.72)	4.10
Distributions from net investment income	(.12)	(.11)	(.09)	(.02)	(.11)	(.17)
Distributions from net realized gain	(.01)	(.12)	(.16)	-	(3.89)	(2.90)
Total distributions	(.12) L	(.22) K	(.25)	(.02)	(4.00)	(3.07) J
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 11.91	$ 10.87	$ 11.54	$ 9.91	$ 6.77	$ 19.49
Total Return B, C	10.82%	(4.01)%	19.22%	46.85%	(55.51)%	25.16%
Ratios to Average Net Assets E, H
Expenses before reductions	1.51% A	1.35%	1.19%	1.00%	1.12%	1.14%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.19%	1.00%	1.12%	1.14%
Expenses net of all reductions	1.16% A	1.12%	1.01%	.89%	.95%	1.07%
Net investment income (loss)	.72% A	1.00% G	.93%	1.48%	1.24%	.72%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,800	$ 4,335	$ 4,345	$ 3,292	$ 3,620	$ 17,463
Portfolio turnover rate F	142% A	254%	490%	414%	394%	146%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $3.07 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $2.903 per share. K Total distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share. L Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), equity debt classifications, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,842,514
Gross unrealized depreciation	(3,666,204)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,176,310

Tax cost	$ 119,747,185

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration

2016	$ (82,346,110)
2017	(23,967,872)
Total capital loss carryforward	$ (106,313,982)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $88,308,388 and $99,463,980, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .94% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,241	$ 747
Class T	.25%	.25%	143,352	1,387
Class B	.75%	.25%	18,975	14,286
Class C	.75%	.25%	96,078	4,406
			$ 308,646	$ 20,826

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,622
Class T	3,558
Class B*	4,265
Class C*	466
$ 13,911

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 60,674.30
Class T	85,136.30
Class B	5,752.30
Class C	28,991.30
Institutional Class	5,389.26
	$ 185,942

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $283 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $186 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,838. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.45%	$ 70,830
Class T	1.70%	99,385
Class B	2.20%	6,628
Class C	2.20%	33,834
Institutional Class	1.20%	6,489
		$ 217,166

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,396 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 338,785	$ 351,944
Class T	327,446	323,075
Class B	-	9,663
Class C	10,467	29,995
Institutional Class	44,996	46,033
Total	$ 721,694	$ 760,710
From net realized gain
Class A	$ 19,929	$ 529,480
Class T	29,236	797,756
Class B	-	70,707
Class C	10,466	273,307
Institutional Class	1,956	49,792
Total	$ 61,587	$ 1,721,042

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares Sold	285,370	721,944	$ 2,962,114	$ 7,956,982
Reinvestment of distributions	32,796	72,790	324,358	801,552
Shares redeemed	(550,985)	(1,361,813)	(5,713,817)	(14,987,238)
Net increase (decrease)	(232,819)	(567,079)	$ (2,427,345)	$ (6,228,704)
Class T
Shares sold	265,785	879,812	$ 2,727,983	$ 9,150,890
Reinvestment of distributions	35,814	101,007	347,751	1,092,104
Shares redeemed	(983,599)	(1,955,605)	(9,894,624)	(20,943,089)
Net increase (decrease)	(682,000)	(974,786)	$ (6,818,890)	$ (10,700,095)
Class B
Shares sold	2,923	9,370	$ 27,461	$ 93,679
Reinvestment of distributions	-	7,318	-	73,635
Shares redeemed	(121,335)	(446,550)	(1,160,156)	(4,499,761)
Net increase (decrease)	(118,412)	(429,862)	$ (1,132,695)	$ (4,332,447)
Class C
Shares sold	86,903	194,812	$ 829,425	$ 1,945,397
Reinvestment of distributions	2,090	27,032	18,836	271,185
Shares redeemed	(258,769)	(619,329)	(2,455,025)	(6,101,194)
Net increase (decrease)	(169,776)	(397,485)	$ (1,606,764)	$ (3,884,612)
Institutional Class
Shares sold	66,045	167,207	$ 752,782	$ 1,942,483
Reinvestment of distributions	3,641	6,560	38,267	76,766
Shares redeemed	(65,439)	(151,382)	(708,543)	(1,773,974)
Net increase (decrease)	4,247	22,385	$ 82,506	$ 245,275

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AICAPI-USAN-0612
1.784891.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Overseas
Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.26%
Actual		$ 1,000.00	$ 1,060.80	$ 6.46
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.32
Class T	1.44%
Actual		$ 1,000.00	$ 1,060.50	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Class B	2.01%
Actual		$ 1,000.00	$ 1,057.50	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Class C	2.01%
Actual		$ 1,000.00	$ 1,057.40	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,063.40	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.7	2.1
Rakuten, Inc. (Japan, Internet & Catalog Retail)	2.4	2.0
Volkswagen AG (Germany, Automobiles)	2.2	2.0
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	2.1	1.8
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	1.9	1.5
	11.3
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.4	23.5
Financials	15.1	17.6
Information Technology	12.3	10.9
Consumer Staples	11.6	6.5
Materials	10.8	12.1
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	19.9	18.5
Japan	13.8	15.6
France	12.1	12.6
Germany	11.4	11.6
Switzerland	8.7	7.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 98.0%	Stocks 98.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.9%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
Australia - 2.6%
BHP Billiton Ltd.	211,768	$ 7,857
Fortescue Metals Group Ltd.	208,017	1,222
Macquarie Group Ltd.	52,488	1,597
Newcrest Mining Ltd.	108,586	2,975
Westfield Group unit	344,639	3,318
TOTAL AUSTRALIA		16,969
Bailiwick of Jersey - 0.6%
Wolseley PLC	19,500	742
WPP PLC	247,196	3,348
TOTAL BAILIWICK OF JERSEY		4,090
Belgium - 0.3%
Ageas (d)	410,900	748
Hamon & Compagnie International SA	60,300	1,289
TOTAL BELGIUM		2,037
Bermuda - 2.1%
Clear Media Ltd.	1,278,000	779
Li & Fung Ltd.	2,148,000	4,596
Oriental Watch Holdings Ltd.	7,164,000	3,001
Petra Diamonds Ltd. (a)	379,200	956
Signet Jewelers Ltd.	82,600	4,028
TOTAL BERMUDA		13,360
Brazil - 0.4%
Drogasil SA	47,700	514
Souza Cruz Industria e Comercio	149,900	2,335
TOTAL BRAZIL		2,849
British Virgin Islands - 0.9%
Gem Diamonds Ltd. (a)	261,700	1,100
Mail.ru Group Ltd.:
GDR (a)(e)	4,200	182
GDR (Reg. S) (a)	103,500	4,476
TOTAL BRITISH VIRGIN ISLANDS		5,758
Canada - 0.7%
Barrick Gold Corp.	18,200	736
Potash Corp. of Saskatchewan, Inc.	72,800	3,096
Yamana Gold, Inc.	60,500	888
TOTAL CANADA		4,720
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 5.4%
Baidu.com, Inc. sponsored ADR (a)	46,500	$ 6,171
Biostime International Holdings Ltd.	59,500	171
E-Commerce China Dangdang, Inc. ADR (a)(d)	38,000	304
Hengdeli Holdings Ltd.	25,890,000	10,378
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	32,200	765
Natural Beauty Bio-Technology Ltd.	6,200,000	1,199
Noah Holdings Ltd. sponsored ADR	129,100	920
Perfect World Co. Ltd. sponsored ADR Class B	203,400	2,484
Renren, Inc. ADR (d)	15,000	92
Shenguan Holdings Group Ltd.	2,022,000	1,095
SINA Corp. (a)	8,800	515
Tencent Holdings Ltd.	309,800	9,735
YouKu.com, Inc. ADR (a)(d)	38,800	933
TOTAL CAYMAN ISLANDS		34,762
Denmark - 2.9%
Carlsberg A/S Series B	10,600	914
Danske Bank A/S (a)	51,111	830
Novo Nordisk A/S:
Series B	19,863	2,929
Series B sponsored ADR	95,400	14,026
TOTAL DENMARK		18,699
France - 12.1%
Alstom SA	156,484	5,589
Atos Origin SA	37,421	2,410
AXA SA	33,258	471
AXA SA sponsored ADR	62,300	883
Beneteau SA	86,400	936
BNP Paribas SA	60,122	2,416
Club Mediterranee SA (a)	53,000	1,016
Compagnie Generale de Geophysique SA (a)	96,000	2,753
Danone SA	128,222	9,022
Gameloft (a)	239,900	1,493
GDF Suez (d)	81,500	1,876
Iliad SA	18,000	2,317
Ingenico SA	55,137	2,901
Ipsos SA	57,360	1,862
Lafarge SA (Bearer)	34,900	1,361
LVMH Moet Hennessy - Louis Vuitton SA (d)	81,400	13,486
Pernod Ricard SA	72,700	7,546
PPR SA (d)	7,200	1,204
Common Stocks - continued
	Shares	Value (000s)
France - continued
Safran SA	52,800	$ 1,957
Sanofi SA	50,634	3,868
Sanofi SA sponsored ADR	206,200	7,873
Societe Generale Series A	28,913	684
Total SA	94,200	4,522
TOTAL FRANCE		78,446
Germany - 9.2%
adidas AG	90,200	7,523
Allianz AG	32,906	3,667
Bayer AG (d)	55,340	3,898
Bayerische Motoren Werke AG (BMW)	14,586	1,387
Beiersdorf AG (d)	94,400	6,623
Commerzbank AG (a)	235,000	509
Deutsche Bank AG	57,900	2,514
Deutsche Boerse AG	58,469	3,671
Deutsche Post AG	118,681	2,215
Hugo Boss AG (d)	35,400	3,946
K&S AG	23,400	1,170
Linde AG (d)	13,429	2,299
Munich Re Group (d)	11,355	1,648
Puma AG (d)	25,123	8,813
SAP AG	118,467	7,857
SAP AG sponsored ADR (d)	19,900	1,319
Tom Tailor Holding AG	28,200	525
TOTAL GERMANY		59,584
Hong Kong - 1.5%
AIA Group Ltd.	780,200	2,775
Cheung Kong Holdings Ltd.	74,000	984
Henderson Land Development Co. Ltd.	308,334	1,757
Hutchison Whampoa Ltd.	138,000	1,328
Television Broadcasts Ltd.	370,000	2,718
TOTAL HONG KONG		9,562
Ireland - 2.6%
CRH PLC	202,298	4,105
Kingspan Group PLC (United Kingdom)	245,200	2,555
Paddy Power PLC (Ireland)	159,000	10,377
TOTAL IRELAND		17,037
Israel - 0.1%
Israel Chemicals Ltd.	64,100	735
Common Stocks - continued
	Shares	Value (000s)
Italy - 1.8%
Assicurazioni Generali SpA	71,400	$ 973
Brunello Cucinelli SpA	4,900	78
ENI SpA	96,700	2,149
ENI SpA sponsored ADR	22,300	994
Intesa Sanpaolo SpA	390,752	591
Saipem SpA	97,161	4,800
Tod's SpA	10,497	1,209
UniCredit SpA	169,187	673
TOTAL ITALY		11,467
Japan - 13.8%
Aozora Bank Ltd.	583,000	1,495
Calbee, Inc.	26,800	1,622
Canon, Inc.	90,500	4,102
CyberAgent, Inc.	371	1,143
Dai-ichi Mutual Life Insurance Co.	866	1,084
DeNA Co. Ltd.	37,700	1,183
Denso Corp.	33,000	1,067
Fanuc Corp.	18,600	3,137
Fuji Media Holdings, Inc.	733	1,237
GREE, Inc. (d)	53,600	1,450
Honda Motor Co. Ltd.	133,300	4,798
Japan Tobacco, Inc.	290	1,607
Kakaku.com, Inc.	50,400	1,567
Keyence Corp.	15,400	3,635
Mitsubishi Corp.	152,100	3,297
Mitsubishi Estate Co. Ltd.	75,000	1,326
Mitsubishi UFJ Financial Group, Inc.	1,320,700	6,342
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	856
Mitsui & Co. Ltd.	235,000	3,670
MS&AD Insurance Group Holdings, Inc.	79,900	1,473
NKSJ Holdings, Inc.	45,000	926
Nomura Holdings, Inc.	204,200	837
ORIX Corp.	28,330	2,709
Rakuten, Inc.	13,862	15,461
SOFTBANK CORP.	222,400	6,638
Start Today Co. Ltd. (d)	87,500	1,347
Sumitomo Mitsui Financial Group, Inc.	138,000	4,416
Tokio Marine Holdings, Inc.	71,800	1,837
Tokyo Electron Ltd.	18,900	1,047
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Toyota Motor Corp.	156,500	$ 6,413
Yahoo! Japan Corp.	5,164	1,550
TOTAL JAPAN		89,272
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	3,087	3,797
Luxembourg - 0.2%
ArcelorMittal SA Class A unit (d)	54,200	939
Netherlands - 1.9%
AEGON NV	109,900	511
ASML Holding NV	24,100	1,229
Gemalto NV	23,756	1,770
ING Groep NV:
(Certificaten Van Aandelen) (a)	173,010	1,221
sponsored ADR (a)	59,300	419
Koninklijke Philips Electronics NV	202,806	4,036
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	81,000	1,619
Yandex NV	50,800	1,205
TOTAL NETHERLANDS		12,010
Nigeria - 0.2%
Guinness Nigeria PLC	303,661	457
Nigerian Breweries PLC	1,015,224	710
TOTAL NIGERIA		1,167
Norway - 1.4%
Aker Solutions ASA	151,300	2,571
DnB NOR ASA	117,400	1,266
Schibsted ASA (B Shares)	89,500	3,414
StatoilHydro ASA	12,300	330
StatoilHydro ASA sponsored ADR (d)	55,700	1,499
TOTAL NORWAY		9,080
Singapore - 0.3%
United Overseas Bank Ltd.	101,627	1,581
South Africa - 0.3%
City Lodge Hotels Ltd.	32,800	358
Life Healthcare Group Holdings Ltd.	386,000	1,334
TOTAL SOUTH AFRICA		1,692
Common Stocks - continued
	Shares	Value (000s)
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	250,247	$ 1,694
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	250,228	36
Banco Santander SA (Spain)	454,869	2,856
TOTAL SPAIN		4,586
Sweden - 1.1%
Nordea Bank AB	166,600	1,477
Swedbank AB (A Shares)	51,612	855
Swedish Match Co. AB	120,200	4,886
TOTAL SWEDEN		7,218
Switzerland - 8.7%
Adecco SA (Reg.)	86,391	4,207
Compagnie Financiere Richemont SA Series A	196,788	12,164
Credit Suisse Group	50,181	1,200
Credit Suisse Group sponsored ADR	22,400	522
Nestle SA	103,740	6,356
Roche Holding AG (participation certificate)	33,354	6,093
Sika AG (Bearer)	1,180	2,500
Swatch Group AG (Bearer)	22,610	10,429
Swiss Re Ltd.	21,960	1,377
Syngenta AG (Switzerland)	16,570	5,811
Transocean Ltd. (Switzerland)	18,000	898
UBS AG	170,978	2,135
UBS AG (NY Shares)	55,777	690
Zurich Financial Services AG	8,097	1,981
TOTAL SWITZERLAND		56,363
United Kingdom - 19.9%
Anglo American PLC:
ADR	58,346	1,125
(United Kingdom)	137,059	5,268
ARM Holdings PLC	101,900	862
Aviva PLC	184,200	922
Barclays PLC	1,119,232	3,963
BG Group PLC	344,618	8,113
BHP Billiton PLC	192,986	6,213
BP PLC sponsored ADR	133,066	5,776
Centrica PLC	323,400	1,611
Diageo PLC	432,597	10,913
Hays PLC	2,918,800	4,231
HSBC Holdings PLC sponsored ADR	251,333	11,353
Imperial Tobacco Group PLC	275,806	11,030
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Intertek Group PLC	85,300	$ 3,482
Johnson Matthey PLC	77,754	2,920
Legal & General Group PLC	527,691	1,007
Lloyds Banking Group PLC (a)	1,948,499	978
M&C Saatchi	887,505	2,175
Prudential PLC	125,264	1,535
Reckitt Benckiser Group PLC	120,800	7,033
Rio Tinto PLC	125,232	7,021
Rio Tinto PLC sponsored ADR (d)	21,700	1,217
Rolls-Royce Group PLC	164,274	2,196
Royal Bank of Scotland Group PLC (a)	1,200,800	474
Royal Dutch Shell PLC:
Class A (United Kingdom)	933	33
Class B	197,675	7,235
Standard Chartered PLC (United Kingdom)	131,807	3,222
Sthree PLC	190,600	1,072
Vodafone Group PLC	2,128,969	5,894
William Hill PLC	866,100	3,956
Xstrata PLC	304,200	5,814
TOTAL UNITED KINGDOM		128,644
United States of America - 3.5%
Apple, Inc. (a)	11,100	6,485
Deckers Outdoor Corp. (a)(d)	42,600	2,173
Dunkin' Brands Group, Inc.	59,700	1,932
Google, Inc. Class A (a)	9,800	5,931
Life Technologies Corp. (a)	20,300	941
Monsanto Co.	12,800	975
Visa, Inc. Class A	31,500	3,874
TOTAL UNITED STATES OF AMERICA		22,311
TOTAL COMMON STOCKS (Cost $595,907)		618,735
Nonconvertible Preferred Stocks - 2.2%

Germany - 2.2%
Volkswagen AG	74,000	14,018
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	17,413,044	28
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,170)		14,046
Money Market Funds - 9.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	11,104,475	$ 11,104
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	47,103,995	47,104
TOTAL MONEY MARKET FUNDS (Cost $58,208)		58,208
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $664,285)		690,989
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(44,938)
NET ASSETS - 100%		$ 646,051
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	147
Total	$ 150
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,364	$ 129,550	$ 34,814	$ -
Consumer Staples	74,033	59,891	14,142	-
Energy	41,673	24,651	17,022	-
Financials	98,205	56,957	41,248	-
Health Care	40,962	34,165	6,797	-
Industrials	46,650	32,510	14,140	-
Information Technology	80,255	57,002	23,253	-
Materials	68,303	37,296	31,007	-
Telecommunication Services	14,849	2,317	12,532	-
Utilities	3,487	3,487	-	-
Money Market Funds	58,208	58,208	-	-
Total Investments in Securities:	$ 690,989	$ 496,034	$ 194,955	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,580) - See accompanying schedule: Unaffiliated issuers (cost $606,077)	$ 632,781
Fidelity Central Funds (cost $58,208)	58,208
Total Investments (cost $664,285)		$ 690,989
Cash		23
Foreign currency held at value (cost $91)		91
Receivable for investments sold		950
Receivable for fund shares sold		222
Dividends receivable		2,580
Distributions receivable from Fidelity Central Funds		69
Prepaid expenses		1
Other receivables		106
Total assets		695,031

Liabilities
Payable for investments purchased	$ 593
Payable for fund shares redeemed	467
Accrued management fee	443
Distribution and service plan fees payable	153
Other affiliated payables	152
Other payables and accrued expenses	68
Collateral on securities loaned, at value	47,104
Total liabilities		48,980

Net Assets		$ 646,051
Net Assets consist of:
Paid in capital		$ 755,911
Undistributed net investment income		3,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,004)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,723
Net Assets		$ 646,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,826 ÷ 3,727.6 shares)	$ 16.85

Maximum offering price per share (100/94.25 of $16.85)	$ 17.88
Class T: Net Asset Value and redemption price per share ($295,518 ÷ 17,103.5 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($3,576 ÷ 217.9 shares)A	$ 16.41

Class C: Net Asset Value and offering price per share ($17,351 ÷ 1,046.3 shares)A	$ 16.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($266,780 ÷ 15,529.9 shares)	$ 17.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 8,222
Income from Fidelity Central Funds		150
Income before foreign taxes withheld		8,372
Less foreign taxes withheld		(522)
Total income		7,850

Expenses
Management fee Basic fee	$ 2,325
Performance adjustment	(322)
Transfer agent fees	752
Distribution and service plan fees	906
Accounting and security lending fees	164
Custodian fees and expenses	60
Independent trustees' compensation	2
Registration fees	51
Audit	38
Legal	2
Interest	-
Miscellaneous	4
Total expenses before reductions	3,982
Expense reductions	(68)	3,914
Net investment income (loss)		3,936
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,457)
Foreign currency transactions	(24)
Total net realized gain (loss)		(19,481)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,387
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		51,348
Net gain (loss)		31,867
Net increase (decrease) in net assets resulting from operations		$ 35,803

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,936	$ 10,269
Net realized gain (loss)	(19,481)	139,082
Change in net unrealized appreciation (depreciation)	51,348	(202,787)
Net increase (decrease) in net assets resulting from operations	35,803	(53,436)
Distributions to shareholders from net investment income	(10,172)	(12,982)
Distributions to shareholders from net realized gain	-	(2,756)
Total distributions	(10,172)	(15,738)
Share transactions - net increase (decrease)	(115,233)	(342,819)
Redemption fees	8	20
Total increase (decrease) in net assets	(89,594)	(411,973)

Net Assets
Beginning of period	735,645	1,147,618
End of period (including undistributed net investment income of $3,421 and undistributed net investment income of $9,657, respectively)	$ 646,051	$ 735,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 17.77	$ 15.68	$ 13.56	$ 26.85	$ 21.67
Income from Investment Operations
Net investment income (loss) E	.09	.16	.17	.24	.38	.31
Net realized and unrealized gain (loss)	.87	(1.54)	2.16	2.12	(11.56)	6.16
Total from investment operations	.96	(1.38)	2.33	2.36	(11.18)	6.47
Distributions from net investment income	(.24)	(.21)	(.21)	(.24)	(.33)	(.23)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.24)	(.26)	(.24)	(.24)	(2.11)	(1.29)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.85	$ 16.13	$ 17.77	$ 15.68	$ 13.56	$ 26.85
Total Return B, C, D	6.08%	(7.95)%	14.99%	17.97%	(45.08)%	31.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.34%	1.36%	1.36%	1.35%	1.17%
Expenses net of fee waivers, if any	1.26% A	1.34%	1.36%	1.36%	1.35%	1.17%
Expenses net of all reductions	1.24% A	1.32%	1.33%	1.33%	1.32%	1.13%
Net investment income (loss)	1.15% A	.90%	1.04%	1.79%	1.83%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 60	$ 70	$ 72	$ 73	$ 147
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 18.18	$ 16.03	$ 13.84	$ 27.35	$ 22.05
Income from Investment Operations
Net investment income (loss) E	.08	.13	.14	.22	.36	.28
Net realized and unrealized gain (loss)	.90	(1.59)	2.23	2.17	(11.82)	6.27
Total from investment operations	.98	(1.46)	2.37	2.39	(11.46)	6.55
Distributions from net investment income	(.20)	(.17)	(.19)	(.20)	(.27)	(.19)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.20)	(.22)	(.22)	(.20)	(2.05)	(1.25)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.28	$ 16.50	$ 18.18	$ 16.03	$ 13.84	$ 27.35
Total Return B, C, D	6.05%	(8.17)%	14.88%	17.70%	(45.18)%	31.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.52%	1.53%	1.57%	1.51%	1.33%
Expenses net of fee waivers, if any	1.44% A	1.51%	1.53%	1.57%	1.51%	1.33%
Expenses net of all reductions	1.42% A	1.49%	1.50%	1.54%	1.48%	1.30%
Net investment income (loss)	.97% A	.73%	.86%	1.58%	1.67%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 305	$ 371	$ 367	$ 345	$ 710
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.58	$ 17.18	$ 15.16	$ 13.02	$ 25.79	$ 20.81
Income from Investment Operations
Net investment income (loss) E	.03	.03	.04	.13	.22	.12
Net realized and unrealized gain (loss)	.86	(1.51)	2.10	2.08	(11.14)	5.94
Total from investment operations	.89	(1.48)	2.14	2.21	(10.92)	6.06
Distributions from net investment income	(.06)	(.08)	(.09)	(.07)	(.07)	(.02)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.06)	(.12) J	(.12)	(.07)	(1.85)	(1.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.41	$ 15.58	$ 17.18	$ 15.16	$ 13.02	$ 25.79
Total Return B, C, D	5.75%	(8.67)%	14.15%	17.09%	(45.50)%	30.45%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.10%	2.11%	2.12%	2.10%	1.94%
Expenses net of fee waivers, if any	2.01% A	2.09%	2.11%	2.12%	2.10%	1.94%
Expenses net of all reductions	1.99% A	2.07%	2.09%	2.08%	2.08%	1.91%
Net investment income (loss)	.40% A	.15%	.28%	1.04%	1.07%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 7	$ 8	$ 10	$ 27
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 17.39	$ 15.36	$ 13.22	$ 26.22	$ 21.19
Income from Investment Operations
Net investment income (loss) E	.03	.03	.05	.14	.22	.14
Net realized and unrealized gain (loss)	.87	(1.52)	2.12	2.09	(11.31)	6.02
Total from investment operations	.90	(1.49)	2.17	2.23	(11.09)	6.16
Distributions from net investment income	(.10)	(.07)	(.11)	(.09)	(.13)	(.07)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.10)	(.12)	(.14)	(.09)	(1.91)	(1.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.58	$ 15.78	$ 17.39	$ 15.36	$ 13.22	$ 26.22
Total Return B, C, D	5.74%	(8.67)%	14.17%	17.06%	(45.50)%	30.48%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.09%	2.10%	2.11%	2.09%	1.91%
Expenses net of fee waivers, if any	2.01% A	2.09%	2.10%	2.11%	2.09%	1.91%
Expenses net of all reductions	1.99% A	2.07%	2.08%	2.08%	2.07%	1.87%
Net investment income (loss)	.40% A	.15%	.29%	1.05%	1.08%	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 19	$ 22	$ 23	$ 22	$ 46
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.45	$ 18.10	$ 15.95	$ 13.83	$ 27.35	$ 22.06
Income from Investment Operations
Net investment income (loss) D	.12	.23	.22	.29	.45	.40
Net realized and unrealized gain (loss)	.89	(1.59)	2.23	2.14	(11.78)	6.26
Total from investment operations	1.01	(1.36)	2.45	2.43	(11.33)	6.66
Distributions from net investment income	(.28)	(.24)	(.27)	(.31)	(.41)	(.31)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.28)	(.29)	(.30)	(.31)	(2.19)	(1.37)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.18	$ 16.45	$ 18.10	$ 15.95	$ 13.83	$ 27.35
Total Return B, C	6.34%	(7.70)%	15.49%	18.32%	(44.92)%	31.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	1.00%	1.01%	1.06%	1.01%	.84%
Expenses net of fee waivers, if any	.91% A	.99%	1.01%	1.06%	1.01%	.84%
Expenses net of all reductions	.89% A	.97%	.98%	1.02%	.98%	.81%
Net investment income (loss)	1.50% A	1.25%	1.39%	2.10%	2.17%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 267	$ 349	$ 678	$ 727	$ 551	$ 609
Portfolio turnover rate F	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,380
Gross unrealized depreciation	(87,524)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,856

Tax cost	$ 678,133

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (104,924)
Total capital loss carryforward	$ (104,924)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,221 and $202,252, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75	$ 2
Class T	.25%	.25%	725	12
Class B	.75%	.25%	19	15
Class C	.75%	.25%	87	5
			$ 906	$ 34

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	3
Class B*	3
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 90.30
Class T	334.23
Class B	6.30
Class C	26.30
Institutional Class	296.21
	$ 752

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were one hundred thirty-six dollars for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,917.32%		$ -*

* Amount represents one hundred seventy-eight dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Semiannual Report

8. Security Lending - continued

Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $147. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $68 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 862	$ 829
Class T	3,589	3,501
Class B	16	30
Class C	112	89
Institutional Class	5,593	8,533
Total	$ 10,172	$ 12,982
From net realized gain
Class A	$ -	$ 178
Class T	-	911
Class B	-	17
Class C	-	57
Institutional Class	-	1,593
Total	$ -	$ 2,756

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	401	644	$ 6,269	$ 11,749
Reinvestment of distributions	52	51	791	919
Shares redeemed	(424)	(937)	(6,710)	(16,834)
Net increase (decrease)	29	(242)	$ 350	$ (4,166)
Class T
Shares sold	1,555	3,310	$ 25,422	$ 61,021
Reinvestment of distributions	223	232	3,491	4,288
Shares redeemed	(3,127)	(5,489)	(50,717)	(101,187)
Net increase (decrease)	(1,349)	(1,947)	$ (21,804)	$ (35,878)
Class B
Shares sold	2	12	$ 27	$ 219
Reinvestment of distributions	1	2	14	41
Shares redeemed	(52)	(144)	(812)	(2,540)
Net increase (decrease)	(49)	(130)	$ (771)	$ (2,280)
Class C
Shares sold	51	165	$ 788	$ 2,956
Reinvestment of distributions	6	7	94	125
Shares redeemed	(199)	(271)	(3,110)	(4,750)
Net increase (decrease)	(142)	(99)	$ (2,228)	$ (1,669)
Institutional Class
Shares sold	1,433	2,965	$ 22,481	$ 53,805
Reinvestment of distributions	353	544	5,475	9,988
Shares redeemed	(7,440)	(19,770)	(118,736)	(362,619)
Net increase (decrease)	(5,654)	(16,261)	$ (90,780)	$ (298,826)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OS-USAN-0612
1.784903.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Overseas
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.26%
Actual		$ 1,000.00	$ 1,060.80	$ 6.46
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.32
Class T	1.44%
Actual		$ 1,000.00	$ 1,060.50	$ 7.38
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.22
Class B	2.01%
Actual		$ 1,000.00	$ 1,057.50	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Class C	2.01%
Actual		$ 1,000.00	$ 1,057.40	$ 10.28
HypotheticalA		$ 1,000.00	$ 1,014.87	$ 10.07
Institutional Class	.91%
Actual		$ 1,000.00	$ 1,063.40	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.34	$ 4.57

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.7	2.1
Rakuten, Inc. (Japan, Internet & Catalog Retail)	2.4	2.0
Volkswagen AG (Germany, Automobiles)	2.2	2.0
LVMH Moet Hennessy - Louis Vuitton SA (France, Textiles, Apparel & Luxury Goods)	2.1	1.8
Compagnie Financiere Richemont SA Series A (Switzerland, Textiles, Apparel & Luxury Goods)	1.9	1.5
	11.3
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.4	23.5
Financials	15.1	17.6
Information Technology	12.3	10.9
Consumer Staples	11.6	6.5
Materials	10.8	12.1
Top Five Countries as of April 30, 2012
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	19.9	18.5
Japan	13.8	15.6
France	12.1	12.6
Germany	11.4	11.6
Switzerland	8.7	7.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2012	As of October 31, 2011
Stocks 98.0%	Stocks 98.1%
Short-Term Investments and Net Other Assets (Liabilities) 2.0%	Short-Term Investments and Net Other Assets (Liabilities) 1.9%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
Australia - 2.6%
BHP Billiton Ltd.	211,768	$ 7,857
Fortescue Metals Group Ltd.	208,017	1,222
Macquarie Group Ltd.	52,488	1,597
Newcrest Mining Ltd.	108,586	2,975
Westfield Group unit	344,639	3,318
TOTAL AUSTRALIA		16,969
Bailiwick of Jersey - 0.6%
Wolseley PLC	19,500	742
WPP PLC	247,196	3,348
TOTAL BAILIWICK OF JERSEY		4,090
Belgium - 0.3%
Ageas (d)	410,900	748
Hamon & Compagnie International SA	60,300	1,289
TOTAL BELGIUM		2,037
Bermuda - 2.1%
Clear Media Ltd.	1,278,000	779
Li & Fung Ltd.	2,148,000	4,596
Oriental Watch Holdings Ltd.	7,164,000	3,001
Petra Diamonds Ltd. (a)	379,200	956
Signet Jewelers Ltd.	82,600	4,028
TOTAL BERMUDA		13,360
Brazil - 0.4%
Drogasil SA	47,700	514
Souza Cruz Industria e Comercio	149,900	2,335
TOTAL BRAZIL		2,849
British Virgin Islands - 0.9%
Gem Diamonds Ltd. (a)	261,700	1,100
Mail.ru Group Ltd.:
GDR (a)(e)	4,200	182
GDR (Reg. S) (a)	103,500	4,476
TOTAL BRITISH VIRGIN ISLANDS		5,758
Canada - 0.7%
Barrick Gold Corp.	18,200	736
Potash Corp. of Saskatchewan, Inc.	72,800	3,096
Yamana Gold, Inc.	60,500	888
TOTAL CANADA		4,720
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - 5.4%
Baidu.com, Inc. sponsored ADR (a)	46,500	$ 6,171
Biostime International Holdings Ltd.	59,500	171
E-Commerce China Dangdang, Inc. ADR (a)(d)	38,000	304
Hengdeli Holdings Ltd.	25,890,000	10,378
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	32,200	765
Natural Beauty Bio-Technology Ltd.	6,200,000	1,199
Noah Holdings Ltd. sponsored ADR	129,100	920
Perfect World Co. Ltd. sponsored ADR Class B	203,400	2,484
Renren, Inc. ADR (d)	15,000	92
Shenguan Holdings Group Ltd.	2,022,000	1,095
SINA Corp. (a)	8,800	515
Tencent Holdings Ltd.	309,800	9,735
YouKu.com, Inc. ADR (a)(d)	38,800	933
TOTAL CAYMAN ISLANDS		34,762
Denmark - 2.9%
Carlsberg A/S Series B	10,600	914
Danske Bank A/S (a)	51,111	830
Novo Nordisk A/S:
Series B	19,863	2,929
Series B sponsored ADR	95,400	14,026
TOTAL DENMARK		18,699
France - 12.1%
Alstom SA	156,484	5,589
Atos Origin SA	37,421	2,410
AXA SA	33,258	471
AXA SA sponsored ADR	62,300	883
Beneteau SA	86,400	936
BNP Paribas SA	60,122	2,416
Club Mediterranee SA (a)	53,000	1,016
Compagnie Generale de Geophysique SA (a)	96,000	2,753
Danone SA	128,222	9,022
Gameloft (a)	239,900	1,493
GDF Suez (d)	81,500	1,876
Iliad SA	18,000	2,317
Ingenico SA	55,137	2,901
Ipsos SA	57,360	1,862
Lafarge SA (Bearer)	34,900	1,361
LVMH Moet Hennessy - Louis Vuitton SA (d)	81,400	13,486
Pernod Ricard SA	72,700	7,546
PPR SA (d)	7,200	1,204
Common Stocks - continued
	Shares	Value (000s)
France - continued
Safran SA	52,800	$ 1,957
Sanofi SA	50,634	3,868
Sanofi SA sponsored ADR	206,200	7,873
Societe Generale Series A	28,913	684
Total SA	94,200	4,522
TOTAL FRANCE		78,446
Germany - 9.2%
adidas AG	90,200	7,523
Allianz AG	32,906	3,667
Bayer AG (d)	55,340	3,898
Bayerische Motoren Werke AG (BMW)	14,586	1,387
Beiersdorf AG (d)	94,400	6,623
Commerzbank AG (a)	235,000	509
Deutsche Bank AG	57,900	2,514
Deutsche Boerse AG	58,469	3,671
Deutsche Post AG	118,681	2,215
Hugo Boss AG (d)	35,400	3,946
K&S AG	23,400	1,170
Linde AG (d)	13,429	2,299
Munich Re Group (d)	11,355	1,648
Puma AG (d)	25,123	8,813
SAP AG	118,467	7,857
SAP AG sponsored ADR (d)	19,900	1,319
Tom Tailor Holding AG	28,200	525
TOTAL GERMANY		59,584
Hong Kong - 1.5%
AIA Group Ltd.	780,200	2,775
Cheung Kong Holdings Ltd.	74,000	984
Henderson Land Development Co. Ltd.	308,334	1,757
Hutchison Whampoa Ltd.	138,000	1,328
Television Broadcasts Ltd.	370,000	2,718
TOTAL HONG KONG		9,562
Ireland - 2.6%
CRH PLC	202,298	4,105
Kingspan Group PLC (United Kingdom)	245,200	2,555
Paddy Power PLC (Ireland)	159,000	10,377
TOTAL IRELAND		17,037
Israel - 0.1%
Israel Chemicals Ltd.	64,100	735
Common Stocks - continued
	Shares	Value (000s)
Italy - 1.8%
Assicurazioni Generali SpA	71,400	$ 973
Brunello Cucinelli SpA	4,900	78
ENI SpA	96,700	2,149
ENI SpA sponsored ADR	22,300	994
Intesa Sanpaolo SpA	390,752	591
Saipem SpA	97,161	4,800
Tod's SpA	10,497	1,209
UniCredit SpA	169,187	673
TOTAL ITALY		11,467
Japan - 13.8%
Aozora Bank Ltd.	583,000	1,495
Calbee, Inc.	26,800	1,622
Canon, Inc.	90,500	4,102
CyberAgent, Inc.	371	1,143
Dai-ichi Mutual Life Insurance Co.	866	1,084
DeNA Co. Ltd.	37,700	1,183
Denso Corp.	33,000	1,067
Fanuc Corp.	18,600	3,137
Fuji Media Holdings, Inc.	733	1,237
GREE, Inc. (d)	53,600	1,450
Honda Motor Co. Ltd.	133,300	4,798
Japan Tobacco, Inc.	290	1,607
Kakaku.com, Inc.	50,400	1,567
Keyence Corp.	15,400	3,635
Mitsubishi Corp.	152,100	3,297
Mitsubishi Estate Co. Ltd.	75,000	1,326
Mitsubishi UFJ Financial Group, Inc.	1,320,700	6,342
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	856
Mitsui & Co. Ltd.	235,000	3,670
MS&AD Insurance Group Holdings, Inc.	79,900	1,473
NKSJ Holdings, Inc.	45,000	926
Nomura Holdings, Inc.	204,200	837
ORIX Corp.	28,330	2,709
Rakuten, Inc.	13,862	15,461
SOFTBANK CORP.	222,400	6,638
Start Today Co. Ltd. (d)	87,500	1,347
Sumitomo Mitsui Financial Group, Inc.	138,000	4,416
Tokio Marine Holdings, Inc.	71,800	1,837
Tokyo Electron Ltd.	18,900	1,047
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Toyota Motor Corp.	156,500	$ 6,413
Yahoo! Japan Corp.	5,164	1,550
TOTAL JAPAN		89,272
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	3,087	3,797
Luxembourg - 0.2%
ArcelorMittal SA Class A unit (d)	54,200	939
Netherlands - 1.9%
AEGON NV	109,900	511
ASML Holding NV	24,100	1,229
Gemalto NV	23,756	1,770
ING Groep NV:
(Certificaten Van Aandelen) (a)	173,010	1,221
sponsored ADR (a)	59,300	419
Koninklijke Philips Electronics NV	202,806	4,036
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	81,000	1,619
Yandex NV	50,800	1,205
TOTAL NETHERLANDS		12,010
Nigeria - 0.2%
Guinness Nigeria PLC	303,661	457
Nigerian Breweries PLC	1,015,224	710
TOTAL NIGERIA		1,167
Norway - 1.4%
Aker Solutions ASA	151,300	2,571
DnB NOR ASA	117,400	1,266
Schibsted ASA (B Shares)	89,500	3,414
StatoilHydro ASA	12,300	330
StatoilHydro ASA sponsored ADR (d)	55,700	1,499
TOTAL NORWAY		9,080
Singapore - 0.3%
United Overseas Bank Ltd.	101,627	1,581
South Africa - 0.3%
City Lodge Hotels Ltd.	32,800	358
Life Healthcare Group Holdings Ltd.	386,000	1,334
TOTAL SOUTH AFRICA		1,692
Common Stocks - continued
	Shares	Value (000s)
Spain - 0.7%
Banco Bilbao Vizcaya Argentaria SA	250,247	$ 1,694
Banco Bilbao Vizcaya Argentaria SA rights 4/30/12 (a)	250,228	36
Banco Santander SA (Spain)	454,869	2,856
TOTAL SPAIN		4,586
Sweden - 1.1%
Nordea Bank AB	166,600	1,477
Swedbank AB (A Shares)	51,612	855
Swedish Match Co. AB	120,200	4,886
TOTAL SWEDEN		7,218
Switzerland - 8.7%
Adecco SA (Reg.)	86,391	4,207
Compagnie Financiere Richemont SA Series A	196,788	12,164
Credit Suisse Group	50,181	1,200
Credit Suisse Group sponsored ADR	22,400	522
Nestle SA	103,740	6,356
Roche Holding AG (participation certificate)	33,354	6,093
Sika AG (Bearer)	1,180	2,500
Swatch Group AG (Bearer)	22,610	10,429
Swiss Re Ltd.	21,960	1,377
Syngenta AG (Switzerland)	16,570	5,811
Transocean Ltd. (Switzerland)	18,000	898
UBS AG	170,978	2,135
UBS AG (NY Shares)	55,777	690
Zurich Financial Services AG	8,097	1,981
TOTAL SWITZERLAND		56,363
United Kingdom - 19.9%
Anglo American PLC:
ADR	58,346	1,125
(United Kingdom)	137,059	5,268
ARM Holdings PLC	101,900	862
Aviva PLC	184,200	922
Barclays PLC	1,119,232	3,963
BG Group PLC	344,618	8,113
BHP Billiton PLC	192,986	6,213
BP PLC sponsored ADR	133,066	5,776
Centrica PLC	323,400	1,611
Diageo PLC	432,597	10,913
Hays PLC	2,918,800	4,231
HSBC Holdings PLC sponsored ADR	251,333	11,353
Imperial Tobacco Group PLC	275,806	11,030
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Intertek Group PLC	85,300	$ 3,482
Johnson Matthey PLC	77,754	2,920
Legal & General Group PLC	527,691	1,007
Lloyds Banking Group PLC (a)	1,948,499	978
M&C Saatchi	887,505	2,175
Prudential PLC	125,264	1,535
Reckitt Benckiser Group PLC	120,800	7,033
Rio Tinto PLC	125,232	7,021
Rio Tinto PLC sponsored ADR (d)	21,700	1,217
Rolls-Royce Group PLC	164,274	2,196
Royal Bank of Scotland Group PLC (a)	1,200,800	474
Royal Dutch Shell PLC:
Class A (United Kingdom)	933	33
Class B	197,675	7,235
Standard Chartered PLC (United Kingdom)	131,807	3,222
Sthree PLC	190,600	1,072
Vodafone Group PLC	2,128,969	5,894
William Hill PLC	866,100	3,956
Xstrata PLC	304,200	5,814
TOTAL UNITED KINGDOM		128,644
United States of America - 3.5%
Apple, Inc. (a)	11,100	6,485
Deckers Outdoor Corp. (a)(d)	42,600	2,173
Dunkin' Brands Group, Inc.	59,700	1,932
Google, Inc. Class A (a)	9,800	5,931
Life Technologies Corp. (a)	20,300	941
Monsanto Co.	12,800	975
Visa, Inc. Class A	31,500	3,874
TOTAL UNITED STATES OF AMERICA		22,311
TOTAL COMMON STOCKS (Cost $595,907)		618,735
Nonconvertible Preferred Stocks - 2.2%

Germany - 2.2%
Volkswagen AG	74,000	14,018
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	17,413,044	28
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,170)		14,046
Money Market Funds - 9.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.14% (b)	11,104,475	$ 11,104
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	47,103,995	47,104
TOTAL MONEY MARKET FUNDS (Cost $58,208)		58,208
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $664,285)		690,989
NET OTHER ASSETS (LIABILITIES) - (7.0)%		(44,938)
NET ASSETS - 100%		$ 646,051
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	147
Total	$ 150
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,364	$ 129,550	$ 34,814	$ -
Consumer Staples	74,033	59,891	14,142	-
Energy	41,673	24,651	17,022	-
Financials	98,205	56,957	41,248	-
Health Care	40,962	34,165	6,797	-
Industrials	46,650	32,510	14,140	-
Information Technology	80,255	57,002	23,253	-
Materials	68,303	37,296	31,007	-
Telecommunication Services	14,849	2,317	12,532	-
Utilities	3,487	3,487	-	-
Money Market Funds	58,208	58,208	-	-
Total Investments in Securities:	$ 690,989	$ 496,034	$ 194,955	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $44,580) - See accompanying schedule: Unaffiliated issuers (cost $606,077)	$ 632,781
Fidelity Central Funds (cost $58,208)	58,208
Total Investments (cost $664,285)		$ 690,989
Cash		23
Foreign currency held at value (cost $91)		91
Receivable for investments sold		950
Receivable for fund shares sold		222
Dividends receivable		2,580
Distributions receivable from Fidelity Central Funds		69
Prepaid expenses		1
Other receivables		106
Total assets		695,031

Liabilities
Payable for investments purchased	$ 593
Payable for fund shares redeemed	467
Accrued management fee	443
Distribution and service plan fees payable	153
Other affiliated payables	152
Other payables and accrued expenses	68
Collateral on securities loaned, at value	47,104
Total liabilities		48,980

Net Assets		$ 646,051
Net Assets consist of:
Paid in capital		$ 755,911
Undistributed net investment income		3,421
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(140,004)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,723
Net Assets		$ 646,051

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($62,826 ÷ 3,727.6 shares)	$ 16.85

Maximum offering price per share (100/94.25 of $16.85)	$ 17.88
Class T: Net Asset Value and redemption price per share ($295,518 ÷ 17,103.5 shares)	$ 17.28

Maximum offering price per share (100/96.50 of $17.28)	$ 17.91
Class B: Net Asset Value and offering price per share ($3,576 ÷ 217.9 shares)A	$ 16.41

Class C: Net Asset Value and offering price per share ($17,351 ÷ 1,046.3 shares)A	$ 16.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($266,780 ÷ 15,529.9 shares)	$ 17.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 8,222
Income from Fidelity Central Funds		150
Income before foreign taxes withheld		8,372
Less foreign taxes withheld		(522)
Total income		7,850

Expenses
Management fee Basic fee	$ 2,325
Performance adjustment	(322)
Transfer agent fees	752
Distribution and service plan fees	906
Accounting and security lending fees	164
Custodian fees and expenses	60
Independent trustees' compensation	2
Registration fees	51
Audit	38
Legal	2
Interest	-
Miscellaneous	4
Total expenses before reductions	3,982
Expense reductions	(68)	3,914
Net investment income (loss)		3,936
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(19,457)
Foreign currency transactions	(24)
Total net realized gain (loss)		(19,481)
Change in net unrealized appreciation (depreciation) on: Investment securities	51,387
Assets and liabilities in foreign currencies	(39)
Total change in net unrealized appreciation (depreciation)		51,348
Net gain (loss)		31,867
Net increase (decrease) in net assets resulting from operations		$ 35,803

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,936	$ 10,269
Net realized gain (loss)	(19,481)	139,082
Change in net unrealized appreciation (depreciation)	51,348	(202,787)
Net increase (decrease) in net assets resulting from operations	35,803	(53,436)
Distributions to shareholders from net investment income	(10,172)	(12,982)
Distributions to shareholders from net realized gain	-	(2,756)
Total distributions	(10,172)	(15,738)
Share transactions - net increase (decrease)	(115,233)	(342,819)
Redemption fees	8	20
Total increase (decrease) in net assets	(89,594)	(411,973)

Net Assets
Beginning of period	735,645	1,147,618
End of period (including undistributed net investment income of $3,421 and undistributed net investment income of $9,657, respectively)	$ 646,051	$ 735,645

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.13	$ 17.77	$ 15.68	$ 13.56	$ 26.85	$ 21.67
Income from Investment Operations
Net investment income (loss) E	.09	.16	.17	.24	.38	.31
Net realized and unrealized gain (loss)	.87	(1.54)	2.16	2.12	(11.56)	6.16
Total from investment operations	.96	(1.38)	2.33	2.36	(11.18)	6.47
Distributions from net investment income	(.24)	(.21)	(.21)	(.24)	(.33)	(.23)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.24)	(.26)	(.24)	(.24)	(2.11)	(1.29)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.85	$ 16.13	$ 17.77	$ 15.68	$ 13.56	$ 26.85
Total Return B, C, D	6.08%	(7.95)%	14.99%	17.97%	(45.08)%	31.44%
Ratios to Average Net Assets F, H
Expenses before reductions	1.26% A	1.34%	1.36%	1.36%	1.35%	1.17%
Expenses net of fee waivers, if any	1.26% A	1.34%	1.36%	1.36%	1.35%	1.17%
Expenses net of all reductions	1.24% A	1.32%	1.33%	1.33%	1.32%	1.13%
Net investment income (loss)	1.15% A	.90%	1.04%	1.79%	1.83%	1.34%
Supplemental Data
Net assets, end of period (in millions)	$ 63	$ 60	$ 70	$ 72	$ 73	$ 147
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.50	$ 18.18	$ 16.03	$ 13.84	$ 27.35	$ 22.05
Income from Investment Operations
Net investment income (loss) E	.08	.13	.14	.22	.36	.28
Net realized and unrealized gain (loss)	.90	(1.59)	2.23	2.17	(11.82)	6.27
Total from investment operations	.98	(1.46)	2.37	2.39	(11.46)	6.55
Distributions from net investment income	(.20)	(.17)	(.19)	(.20)	(.27)	(.19)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.20)	(.22)	(.22)	(.20)	(2.05)	(1.25)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.28	$ 16.50	$ 18.18	$ 16.03	$ 13.84	$ 27.35
Total Return B, C, D	6.05%	(8.17)%	14.88%	17.70%	(45.18)%	31.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.44% A	1.52%	1.53%	1.57%	1.51%	1.33%
Expenses net of fee waivers, if any	1.44% A	1.51%	1.53%	1.57%	1.51%	1.33%
Expenses net of all reductions	1.42% A	1.49%	1.50%	1.54%	1.48%	1.30%
Net investment income (loss)	.97% A	.73%	.86%	1.58%	1.67%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 296	$ 305	$ 371	$ 367	$ 345	$ 710
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.58	$ 17.18	$ 15.16	$ 13.02	$ 25.79	$ 20.81
Income from Investment Operations
Net investment income (loss) E	.03	.03	.04	.13	.22	.12
Net realized and unrealized gain (loss)	.86	(1.51)	2.10	2.08	(11.14)	5.94
Total from investment operations	.89	(1.48)	2.14	2.21	(10.92)	6.06
Distributions from net investment income	(.06)	(.08)	(.09)	(.07)	(.07)	(.02)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.06)	(.12) J	(.12)	(.07)	(1.85)	(1.08)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.41	$ 15.58	$ 17.18	$ 15.16	$ 13.02	$ 25.79
Total Return B, C, D	5.75%	(8.67)%	14.15%	17.09%	(45.50)%	30.45%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.10%	2.11%	2.12%	2.10%	1.94%
Expenses net of fee waivers, if any	2.01% A	2.09%	2.11%	2.12%	2.10%	1.94%
Expenses net of all reductions	1.99% A	2.07%	2.09%	2.08%	2.08%	1.91%
Net investment income (loss)	.40% A	.15%	.28%	1.04%	1.07%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 4	$ 4	$ 7	$ 8	$ 10	$ 27
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 15.78	$ 17.39	$ 15.36	$ 13.22	$ 26.22	$ 21.19
Income from Investment Operations
Net investment income (loss) E	.03	.03	.05	.14	.22	.14
Net realized and unrealized gain (loss)	.87	(1.52)	2.12	2.09	(11.31)	6.02
Total from investment operations	.90	(1.49)	2.17	2.23	(11.09)	6.16
Distributions from net investment income	(.10)	(.07)	(.11)	(.09)	(.13)	(.07)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.10)	(.12)	(.14)	(.09)	(1.91)	(1.13)
Redemption fees added to paid in capital E, I	-	-	-	-	-	-
Net asset value, end of period	$ 16.58	$ 15.78	$ 17.39	$ 15.36	$ 13.22	$ 26.22
Total Return B, C, D	5.74%	(8.67)%	14.17%	17.06%	(45.50)%	30.48%
Ratios to Average Net Assets F, H
Expenses before reductions	2.01% A	2.09%	2.10%	2.11%	2.09%	1.91%
Expenses net of fee waivers, if any	2.01% A	2.09%	2.10%	2.11%	2.09%	1.91%
Expenses net of all reductions	1.99% A	2.07%	2.08%	2.08%	2.07%	1.87%
Net investment income (loss)	.40% A	.15%	.29%	1.05%	1.08%	.60%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 19	$ 22	$ 23	$ 22	$ 46
Portfolio turnover rate G	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 16.45	$ 18.10	$ 15.95	$ 13.83	$ 27.35	$ 22.06
Income from Investment Operations
Net investment income (loss) D	.12	.23	.22	.29	.45	.40
Net realized and unrealized gain (loss)	.89	(1.59)	2.23	2.14	(11.78)	6.26
Total from investment operations	1.01	(1.36)	2.45	2.43	(11.33)	6.66
Distributions from net investment income	(.28)	(.24)	(.27)	(.31)	(.41)	(.31)
Distributions from net realized gain	-	(.05)	(.03)	-	(1.78)	(1.06)
Total distributions	(.28)	(.29)	(.30)	(.31)	(2.19)	(1.37)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 17.18	$ 16.45	$ 18.10	$ 15.95	$ 13.83	$ 27.35
Total Return B, C	6.34%	(7.70)%	15.49%	18.32%	(44.92)%	31.88%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	1.00%	1.01%	1.06%	1.01%	.84%
Expenses net of fee waivers, if any	.91% A	.99%	1.01%	1.06%	1.01%	.84%
Expenses net of all reductions	.89% A	.97%	.98%	1.02%	.98%	.81%
Net investment income (loss)	1.50% A	1.25%	1.39%	2.10%	2.17%	1.66%
Supplemental Data
Net assets, end of period (in millions)	$ 267	$ 349	$ 678	$ 727	$ 551	$ 609
Portfolio turnover rate F	25% A	44%	53%	83%	79%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 100,380
Gross unrealized depreciation	(87,524)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,856

Tax cost	$ 678,133

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (104,924)
Total capital loss carryforward	$ (104,924)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $83,221 and $202,252, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 75	$ 2
Class T	.25%	.25%	725	12
Class B	.75%	.25%	19	15
Class C	.75%	.25%	87	5
			$ 906	$ 34

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	3
Class B*	3
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 90.30
Class T	334.23
Class B	6.30
Class C	26.30
Institutional Class	296.21
	$ 752

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were one hundred thirty-six dollars for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,917.32%		$ -*

* Amount represents one hundred seventy-eight dollars.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and

Semiannual Report

8. Security Lending - continued

Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $147. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $68 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 862	$ 829
Class T	3,589	3,501
Class B	16	30
Class C	112	89
Institutional Class	5,593	8,533
Total	$ 10,172	$ 12,982
From net realized gain
Class A	$ -	$ 178
Class T	-	911
Class B	-	17
Class C	-	57
Institutional Class	-	1,593
Total	$ -	$ 2,756

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	401	644	$ 6,269	$ 11,749
Reinvestment of distributions	52	51	791	919
Shares redeemed	(424)	(937)	(6,710)	(16,834)
Net increase (decrease)	29	(242)	$ 350	$ (4,166)
Class T
Shares sold	1,555	3,310	$ 25,422	$ 61,021
Reinvestment of distributions	223	232	3,491	4,288
Shares redeemed	(3,127)	(5,489)	(50,717)	(101,187)
Net increase (decrease)	(1,349)	(1,947)	$ (21,804)	$ (35,878)
Class B
Shares sold	2	12	$ 27	$ 219
Reinvestment of distributions	1	2	14	41
Shares redeemed	(52)	(144)	(812)	(2,540)
Net increase (decrease)	(49)	(130)	$ (771)	$ (2,280)
Class C
Shares sold	51	165	$ 788	$ 2,956
Reinvestment of distributions	6	7	94	125
Shares redeemed	(199)	(271)	(3,110)	(4,750)
Net increase (decrease)	(142)	(99)	$ (2,228)	$ (1,669)
Institutional Class
Shares sold	1,433	2,965	$ 22,481	$ 53,805
Reinvestment of distributions	353	544	5,475	9,988
Shares redeemed	(7,440)	(19,770)	(118,736)	(362,619)
Net increase (decrease)	(5,654)	(16,261)	$ (90,780)	$ (298,826)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of 16% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

OSI-USAN-0612
1.784904.109

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Value Leaders
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,086.80	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.50%
Actual		$ 1,000.00	$ 1,085.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class B	2.00%
Actual		$ 1,000.00	$ 1,082.20	$ 10.35
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Class C	2.00%
Actual		$ 1,000.00	$ 1,082.90	$ 10.36
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,087.80	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.99	$ 4.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.6	4.2
Citigroup, Inc.	3.6	4.7
Merck & Co., Inc.	3.4	3.3
Chevron Corp.	3.2	3.0
General Electric Co.	3.0	3.3
JCPenney Co., Inc.	3.0	2.2
Johnson & Johnson	2.8	3.8
Grupo Modelo SAB de CV Series C	2.6	5.0
Hewlett-Packard Co.	2.5	0.0
Wells Fargo & Co.	2.5	2.2
	31.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	22.9
Health Care	15.9	14.8
Energy	11.5	11.4
Information Technology	11.4	11.0
Consumer Staples	9.5	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks 96.9%		Stocks 95.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.0%
* Foreign investments	11.4%	** Foreign investments	24.6%
Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Household Durables - 1.7%
Garmin Ltd.	10,199	$ 480,679
Media - 1.6%
Time Warner, Inc.	4,264	159,729
Washington Post Co. Class B (d)	766	289,678
		449,407
Multiline Retail - 3.2%
JCPenney Co., Inc. (d)	23,562	849,646
Target Corp.	1,296	75,090
		924,736
TOTAL CONSUMER DISCRETIONARY		1,854,822
CONSUMER STAPLES - 9.5%
Beverages - 2.6%
Grupo Modelo SAB de CV Series C	105,300	743,506
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	1,610	71,838
Wal-Mart Stores, Inc.	6,350	374,079
Walgreen Co.	8,506	298,220
		744,137
Food Products - 1.9%
Kraft Foods, Inc. Class A	13,614	542,790
Household Products - 2.4%
Procter & Gamble Co.	10,795	686,994
TOTAL CONSUMER STAPLES		2,717,427
ENERGY - 11.5%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	6,151	315,239
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	9,300	150,009
Anadarko Petroleum Corp.	4,667	341,671
Apache Corp.	1,100	105,534
Chevron Corp.	8,415	896,702
Exxon Mobil Corp.	7,348	634,426
Marathon Petroleum Corp.	1,399	58,212
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	5,680	$ 518,130
Williams Companies, Inc.	7,400	251,822
		2,956,506
TOTAL ENERGY		3,271,745
FINANCIALS - 26.7%
Capital Markets - 4.8%
Ameriprise Financial, Inc.	1,200	65,052
Bank of New York Mellon Corp.	8,600	203,390
E*TRADE Financial Corp. (a)	46,563	494,965
Goldman Sachs Group, Inc.	1,504	173,186
Lazard Ltd. Class A	2,303	63,356
Morgan Stanley	5,999	103,663
State Street Corp.	5,750	265,765
		1,369,377
Commercial Banks - 8.3%
Aozora Bank Ltd.	200,000	512,989
Fifth Third Bancorp	15,705	223,482
KeyCorp	54,400	437,376
U.S. Bancorp	9,070	291,782
Wells Fargo & Co.	21,526	719,614
Zions Bancorporation	9,498	193,664
		2,378,907
Consumer Finance - 0.7%
Capital One Financial Corp.	3,500	194,180
Diversified Financial Services - 6.8%
Bank of America Corp.	25,655	208,062
Citigroup, Inc.	30,946	1,022,456
JPMorgan Chase & Co.	16,225	697,351
		1,927,869
Insurance - 5.0%
Allstate Corp.	2,400	79,992
Assurant, Inc.	2,300	92,782
Berkshire Hathaway, Inc. Class B (a)	2,289	184,150
MetLife, Inc.	6,088	219,351
RenaissanceRe Holdings Ltd.	2,019	157,603
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	4,636	$ 338,753
XL Group PLC Class A	16,939	364,358
		1,436,989
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co.	9,100	185,276
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc. (d)	43,400	135,408
TOTAL FINANCIALS		7,628,006
HEALTH CARE - 15.9%
Biotechnology - 0.9%
Amgen, Inc.	3,700	263,107
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	6,300	163,233
Health Care Providers & Services - 0.5%
Omnicare, Inc.	4,500	156,780
Pharmaceuticals - 13.9%
Eli Lilly & Co.	5,329	220,567
Johnson & Johnson	12,511	814,341
Merck & Co., Inc.	24,641	966,913
Pfizer, Inc.	57,301	1,313,910
Sanofi SA sponsored ADR (d)	17,125	653,833
		3,969,564
TOTAL HEALTH CARE		4,552,684
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.3%
Textron, Inc.	14,473	385,561
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	3,600	157,788
Industrial Conglomerates - 3.0%
General Electric Co.	43,546	852,631
Machinery - 1.0%
Fiat Industrial SpA	24,671	279,892
TOTAL INDUSTRIALS		1,675,872
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 3.6%
Cisco Systems, Inc.	23,022	$ 463,893
Comverse Technology, Inc. (a)	89,300	575,985
		1,039,878
Computers & Peripherals - 2.5%
Hewlett-Packard Co.	29,099	720,491
Electronic Equipment & Components - 1.6%
Corning, Inc.	31,804	456,387
Office Electronics - 1.1%
Xerox Corp.	38,297	297,951
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	79,490	585,046
Software - 0.5%
Microsoft Corp.	4,710	150,814
TOTAL INFORMATION TECHNOLOGY		3,250,567
MATERIALS - 1.3%
Metals & Mining - 1.3%
Newmont Mining Corp.	8,084	385,203
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	10,950	360,365
CenturyLink, Inc.	2,745	105,847
Verizon Communications, Inc.	9,085	366,852
		833,064
UTILITIES - 5.3%
Electric Utilities - 4.4%
Edison International	900	39,609
Exelon Corp.	11,433	446,001
FirstEnergy Corp.	8,034	376,152
NextEra Energy, Inc.	6,196	398,713
		1,260,475
Multi-Utilities - 0.9%
Sempra Energy	3,700	239,538
TOTAL UTILITIES		1,500,013
TOTAL COMMON STOCKS (Cost $27,819,221)		27,669,403
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 7/5/12 (Cost $49,993)	$ 50,000	$ 49,993
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	762,577	762,577
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,833,744	1,833,744
TOTAL MONEY MARKET FUNDS (Cost $2,596,321)		2,596,321
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $30,465,535)		30,315,717
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(1,774,218)
NET ASSETS - 100%		$ 28,541,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 867
Fidelity Securities Lending Cash Central Fund	4,759
Total	$ 5,626
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,854,822	$ 1,854,822	$ -	$ -
Consumer Staples	2,717,427	2,717,427	-	-
Energy	3,271,745	3,271,745	-	-
Financials	7,628,006	7,115,017	512,989	-
Health Care	4,552,684	4,552,684	-	-
Industrials	1,675,872	1,675,872	-	-
Information Technology	3,250,567	3,250,567	-	-
Materials	385,203	385,203	-	-
Telecommunication Services	833,064	833,064	-	-
Utilities	1,500,013	1,500,013	-	-
U.S. Government and Government Agency Obligations	49,993	-	49,993	-
Money Market Funds	2,596,321	2,596,321	-	-
Total Investments in Securities:	$ 30,315,717	$ 29,752,735	$ 562,982	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.6%
Mexico	2.6%
France	2.3%
Japan	1.8%
Switzerland	1.7%
Ireland	1.3%
Italy	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,750,324) - See accompanying schedule: Unaffiliated issuers (cost $27,869,214)	$ 27,719,396
Fidelity Central Funds (cost $2,596,321)	2,596,321
Total Investments (cost $30,465,535)		$ 30,315,717
Cash		3,485
Foreign currency held at value (cost $35,217)		35,217
Receivable for investments sold		550,409
Receivable for fund shares sold		17,977
Dividends receivable		42,832
Distributions receivable from Fidelity Central Funds		975
Prepaid expenses		23
Receivable from investment adviser for expense reductions		1,481
Other receivables		1,368
Total assets		30,969,484

Liabilities
Payable for investments purchased	$ 490,292
Payable for fund shares redeemed	50,181
Accrued management fee	5,532
Distribution and service plan fees payable	10,438
Other affiliated payables	8,291
Other payables and accrued expenses	29,507
Collateral on securities loaned, at value	1,833,744
Total liabilities		2,427,985

Net Assets		$ 28,541,499
Net Assets consist of:
Paid in capital		$ 64,370,339
Undistributed net investment income		68,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,748,742)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(148,822)
Net Assets		$ 28,541,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,888,691 ÷ 1,486,777 shares)	$ 10.69

Maximum offering price per share (100/94.25 of $10.69)	$ 11.34
Class T: Net Asset Value and redemption price per share ($7,619,087 ÷ 711,572 shares)	$ 10.71

Maximum offering price per share (100/96.50 of $10.71)	$ 11.10
Class B: Net Asset Value and offering price per share ($1,023,097 ÷ 96,387 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($3,671,326 ÷ 349,613 shares)A	$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,298 ÷ 31,588 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 358,381
Interest		6
Income from Fidelity Central Funds		5,626
Total income		364,013

Expenses
Management fee Basic fee	$ 79,617
Performance adjustment	(45,984)
Transfer agent fees	43,342
Distribution and service plan fees	62,781
Accounting and security lending fees	5,772
Custodian fees and expenses	10,411
Independent trustees' compensation	87
Registration fees	26,557
Audit	27,276
Legal	122
Miscellaneous	126
Total expenses before reductions	210,107
Expense reductions	(6,114)	203,993
Net investment income (loss)		160,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(803,860)
Foreign currency transactions	(2,266)
Futures contracts	(6,741)
Total net realized gain (loss)		(812,867)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,982,962
Assets and liabilities in foreign currencies	792
Total change in net unrealized appreciation (depreciation)		2,983,754
Net gain (loss)		2,170,887
Net increase (decrease) in net assets resulting from operations		$ 2,330,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 160,020	$ 290,432
Net realized gain (loss)	(812,867)	720,203
Change in net unrealized appreciation (depreciation)	2,983,754	(343,386)
Net increase (decrease) in net assets resulting from operations	2,330,907	667,249
Distributions to shareholders from net investment income	(279,421)	(358,603)
Distributions to shareholders from net realized gain	(11,550)	(41,497)
Total distributions	(290,971)	(400,100)
Share transactions - net increase (decrease)	(2,645,076)	(15,871,835)
Total increase (decrease) in net assets	(605,140)	(15,604,686)

Net Assets
Beginning of period	29,146,639	44,751,325
End of period (including undistributed net investment income of $68,724 and undistributed net investment income of $188,125, respectively)	$ 28,541,499	$ 29,146,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.12	$ 9.30	$ 8.63	$ 16.40	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.07	.10	.07H	.09	.16	.13
Net realized and unrealized gain (loss)	.78	(.14)I	.85	.75	(7.09)	1.99
Total from investment operations	.85	(.04)	.92	.84	(6.93)	2.12
Distributions from net investment income	(.12)	(.11)	(.09)	(.17)	(.12)	(.09)
Distributions from net realized gain	-K	(.01)	(.01)	-	(.72)	(.71)
Total distributions	(.12)	(.12)	(.10)	(.17)	(.84)L	(.80)
Net asset value, end of period	$ 10.69	$ 9.96	$ 10.12	$ 9.30	$ 8.63	$ 16.40
Total ReturnB,C,D	8.68%	(.40)%	9.91%	10.13%	(44.43)%	14.64%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.28%A	1.24%	1.22%	1.25%	1.26%	1.28%
Expenses net of fee waivers, if any	1.25%A	1.24%	1.22%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24%A	1.23%	1.21%	1.25%	1.25%	1.24%
Net investment income (loss)	1.31%A	.91%	.75%H	1.10%	1.21%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,889	$ 15,484	$ 25,431	$ 28,585	$ 34,864	$ 67,434
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.08	$ 9.27	$ 8.58	$ 16.30	$ 14.99
Income from Investment Operations
Net investment income (loss)E	.05	.07	.05H	.07	.13	.09
Net realized and unrealized gain (loss)	.79	(.13)I	.84	.75	(7.06)	1.97
Total from investment operations	.84	(.06)	.89	.82	(6.93)	2.06
Distributions from net investment income	(.09)	(.05)	(.07)	(.13)	(.07)	(.04)
Distributions from net realized gain	-K	(.01)	(.01)	-	(.72)	(.71)
Total distributions	(.09)	(.06)	(.08)	(.13)	(.79)L	(.75)
Net asset value, end of period	$ 10.71	$ 9.96	$ 10.08	$ 9.27	$ 8.58	$ 16.30
Total ReturnB,C,D	8.56%	(.64)%	9.62%	9.90%	(44.57)%	14.31%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.54%A	1.49%	1.45%	1.50%	1.49%	1.53%
Expenses net of fee waivers, if any	1.50%A	1.49%	1.45%	1.50%	1.49%	1.50%
Expenses net of all reductions	1.49%A	1.48%	1.45%	1.49%	1.49%	1.49%
Net investment income (loss)	1.06%A	.67%	.52%H	.85%	.97%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,619	$ 8,254	$ 12,735	$ 20,652	$ 22,720	$ 50,998
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.99	$ 9.18	$ 8.47	$ 16.07	$ 14.81
Income from Investment Operations
Net investment income (loss)E	.03	.02	-H,K	.03	.06	.01
Net realized and unrealized gain (loss)	.78	(.13)I	.84	.74	(6.96)	1.95
Total from investment operations	.81	(.11)	.84	.77	(6.90)	1.96
Distributions from net investment income	(.03)	(.03)	(.02)	(.06)	-	-
Distributions from net realized gain	-K	(.01)	(.01)	-	(.70)	(.70)
Total distributions	(.04)M	(.04)	(.03)	(.06)	(.70)L	(.70)
Net asset value, end of period	$ 10.61	$ 9.84	$ 9.99	$ 9.18	$ 8.47	$ 16.07
Total ReturnB,C,D	8.22%	(1.14)%	9.11%	9.19%	(44.80)%	13.74%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.03%A	1.99%	1.97%	2.00%	2.03%	2.10%
Expenses net of fee waivers, if any	2.00%A	1.99%	1.97%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%A	1.98%	1.97%	2.00%	2.00%	1.99%
Net investment income (loss)	.56%A	.16%	(.01)%H	.35%	.45%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023	$ 1,110	$ 1,605	$ 1,989	$ 2,615	$ 6,734
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

M Total distributions of $.035 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.92	$ 9.11	$ 8.44	$ 16.04	$ 14.80
Income from Investment Operations
Net investment income (loss)E	.03	.02	-I, L	.03	.06	.02
Net realized and unrealized gain (loss)	.77	(.13)J	.83	.73	(6.95)	1.93
Total from investment operations	.80	(.11)	.83	.76	(6.89)	1.95
Distributions from net investment income	(.05)	(.05)	(.02)	(.09)	-	-
Distributions from net realized gain	-L	(.01)	(.01)	-	(.71)	(.71)
Total distributions	(.05)	(.06)	(.02)N	(.09)	(.71)M	(.71)
Net asset value, end of period	$ 10.50	$ 9.75	$ 9.92	$ 9.11	$ 8.44	$ 16.04
Total ReturnB,C,D	8.29%	(1.18)%	9.12%	9.28%	(44.84)%	13.69%
Ratios to Average Net AssetsF,K
Expenses before reductions	2.03%A	2.00%	1.97%	2.01%	2.03%	2.09%
Expenses net of fee waivers, if any	2.00%A	2.00%	1.97%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%A	1.98%	1.97%	2.00%	2.00%	1.99%
Net investment income (loss)	.56%A	.16%	-%H,I	.35%	.45%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,671	$ 3,775	$ 4,139	$ 4,088	$ 5,358	$ 9,718
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

N Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.19	$ 9.35	$ 8.70	$ 16.51	$ 15.17
Income from Investment Operations
Net investment income (loss)D	.08	.14	.10G	.11	.20	.17
Net realized and unrealized gain (loss)	.78	(.15)H	.86	.74	(7.13)	1.99
Total from investment operations	.86	(.01)	.96	.85	(6.93)	2.16
Distributions from net investment income	(.16)	(.13)	(.11)	(.20)	(.15)	(.11)
Distributions from net realized gain	-J	(.01)	(.01)	-	(.72)	(.71)
Total distributions	(.16)	(.14)	(.12)	(.20)	(.88)K	(.82)
Net asset value, end of period	$ 10.74	$ 10.04	$ 10.19	$ 9.35	$ 8.70	$ 16.51
Total ReturnB,C	8.78%	(.11)%	10.28%	10.26%	(44.24)%	14.89%
Ratios to Average Net AssetsE,I
Expenses before reductions	.98%A	.89%	.98%	1.00%	.98%	1.00%
Expenses net of fee waivers, if any	.98%A	.89%	.98%	1.00%	.98%	1.00%
Expenses net of all reductions	.97%A	.88%	.97%	1.00%	.97%	.99%
Net investment income (loss)	1.58%A	1.27%	.99%G	1.35%	1.48%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339	$ 523	$ 841	$ 2,341	$ 2,021	$ 6,833
Portfolio turnover rateF	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company(FMR)and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,944,368
Gross unrealized depreciation	(2,780,969)
Net unrealized appreciation (depreciation) on securities and other investments	$ (836,601)

Tax cost	$ 31,152,318

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (19,194,347)
2017	(14,819,668)
2019	(169,201)
Total capital loss carryforward	$ (34,183,216)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund primarily used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(6,741) related to its investment in futures contracts. This amounts is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,941,601 and $14,126,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 19,525	$ 272
Class T	.25%	.25%	19,162	173
Class B	.75%	.25%	5,295	3,986
Class C	.75%	.25%	18,799	1,599
			$ 62,781	$ 6,030

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,222
Class T	898
Class B*	986
Class C*	203
$ 3,309

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23,550.30
Class T	11,897.31
Class B	1,600.30
Class C	5,744.31
Institutional Class	551.25
	$ 43,342

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $622 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,759. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 2,294
Class T	1.50%	1,502
Class B	2.00%	158
Class C	2.00%	682
		$ 4,636

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,469 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 180,927	$ 274,577
Class T	68,454	50,441
Class B	3,401	4,151
Class C	18,732	18,471
Institutional Class	7,907	10,963
Total	$ 279,421	$ 358,603
From net realized gain
Class A	$ 6,239	$ 24,299
Class T	3,111	10,732
Class B	439	1,537
Class C	1,561	4,105
Institutional Class	200	824
Total	$ 11,550	$ 41,497

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	156,600	334,576	$ 1,572,737	$ 3,612,152
Reinvestment of distributions	18,760	28,074	179,532	288,043
Shares redeemed	(243,790)	(1,320,166)	(2,462,163)	(14,109,969)
Net increase (decrease)	(68,430)	(957,516)	$ (709,894)	$ (10,209,774)
Class T
Shares sold	31,580	157,819	$ 324,836	$ 1,706,564
Reinvestment of distributions	7,282	5,816	69,834	59,851
Shares redeemed	(156,094)	(597,712)	(1,568,922)	(6,300,709)
Net increase (decrease)	(117,232)	(434,077)	$ (1,174,252)	$ (4,534,294)
Class B
Shares sold	26	248	$ 248	$ 2,692
Reinvestment of distributions	355	507	3,383	5,175
Shares redeemed	(16,821)	(48,512)	(168,279)	(509,116)
Net increase (decrease)	(16,440)	(47,757)	$ (164,648)	$ (501,249)
Class C
Shares sold	23,625	69,631	$ 232,996	$ 733,867
Reinvestment of distributions	1,986	2,055	18,732	20,799
Shares redeemed	(63,124)	(101,679)	(635,197)	(1,050,311)
Net increase (decrease)	(37,513)	(29,993)	$ (383,469)	$ (295,645)
Institutional Class
Shares sold	6,597	74,917	$ 68,969	$ 747,771
Reinvestment of distributions	750	1,083	7,203	11,162
Shares redeemed	(27,908)	(106,405)	(288,985)	(1,089,806)
Net increase (decrease)	(20,561)	(30,405)	$ (212,813)	$ (330,873)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLF-USAN-0612
1.800655.108

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Value Leaders
Fund - Institutional Class

Semiannual Report

April 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2011 to April 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period* November 1, 2011 to April 30, 2012
Class A	1.25%
Actual		$ 1,000.00	$ 1,086.80	$ 6.49
HypotheticalA		$ 1,000.00	$ 1,018.65	$ 6.27
Class T	1.50%
Actual		$ 1,000.00	$ 1,085.60	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.40	$ 7.52
Class B	2.00%
Actual		$ 1,000.00	$ 1,082.20	$ 10.35
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Class C	2.00%
Actual		$ 1,000.00	$ 1,082.90	$ 10.36
HypotheticalA		$ 1,000.00	$ 1,014.92	$ 10.02
Institutional Class	.98%
Actual		$ 1,000.00	$ 1,087.80	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.99	$ 4.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	4.6	4.2
Citigroup, Inc.	3.6	4.7
Merck & Co., Inc.	3.4	3.3
Chevron Corp.	3.2	3.0
General Electric Co.	3.0	3.3
JCPenney Co., Inc.	3.0	2.2
Johnson & Johnson	2.8	3.8
Grupo Modelo SAB de CV Series C	2.6	5.0
Hewlett-Packard Co.	2.5	0.0
Wells Fargo & Co.	2.5	2.2
	31.2
Top Five Market Sectors as of April 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.7	22.9
Health Care	15.9	14.8
Energy	11.5	11.4
Information Technology	11.4	11.0
Consumer Staples	9.5	11.8
Asset Allocation (% of fund's net assets)
As of April 30, 2012*		As of October 31, 2011**
	Stocks 96.9%		Stocks 95.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.0%
* Foreign investments	11.4%	** Foreign investments	24.6%

Semiannual Report

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 6.5%
Household Durables - 1.7%
Garmin Ltd.	10,199	$ 480,679
Media - 1.6%
Time Warner, Inc.	4,264	159,729
Washington Post Co. Class B (d)	766	289,678
		449,407
Multiline Retail - 3.2%
JCPenney Co., Inc. (d)	23,562	849,646
Target Corp.	1,296	75,090
		924,736
TOTAL CONSUMER DISCRETIONARY		1,854,822
CONSUMER STAPLES - 9.5%
Beverages - 2.6%
Grupo Modelo SAB de CV Series C	105,300	743,506
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	1,610	71,838
Wal-Mart Stores, Inc.	6,350	374,079
Walgreen Co.	8,506	298,220
		744,137
Food Products - 1.9%
Kraft Foods, Inc. Class A	13,614	542,790
Household Products - 2.4%
Procter & Gamble Co.	10,795	686,994
TOTAL CONSUMER STAPLES		2,717,427
ENERGY - 11.5%
Energy Equipment & Services - 1.1%
Cameron International Corp. (a)	6,151	315,239
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. (a)	9,300	150,009
Anadarko Petroleum Corp.	4,667	341,671
Apache Corp.	1,100	105,534
Chevron Corp.	8,415	896,702
Exxon Mobil Corp.	7,348	634,426
Marathon Petroleum Corp.	1,399	58,212
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	5,680	$ 518,130
Williams Companies, Inc.	7,400	251,822
		2,956,506
TOTAL ENERGY		3,271,745
FINANCIALS - 26.7%
Capital Markets - 4.8%
Ameriprise Financial, Inc.	1,200	65,052
Bank of New York Mellon Corp.	8,600	203,390
E*TRADE Financial Corp. (a)	46,563	494,965
Goldman Sachs Group, Inc.	1,504	173,186
Lazard Ltd. Class A	2,303	63,356
Morgan Stanley	5,999	103,663
State Street Corp.	5,750	265,765
		1,369,377
Commercial Banks - 8.3%
Aozora Bank Ltd.	200,000	512,989
Fifth Third Bancorp	15,705	223,482
KeyCorp	54,400	437,376
U.S. Bancorp	9,070	291,782
Wells Fargo & Co.	21,526	719,614
Zions Bancorporation	9,498	193,664
		2,378,907
Consumer Finance - 0.7%
Capital One Financial Corp.	3,500	194,180
Diversified Financial Services - 6.8%
Bank of America Corp.	25,655	208,062
Citigroup, Inc.	30,946	1,022,456
JPMorgan Chase & Co.	16,225	697,351
		1,927,869
Insurance - 5.0%
Allstate Corp.	2,400	79,992
Assurant, Inc.	2,300	92,782
Berkshire Hathaway, Inc. Class B (a)	2,289	184,150
MetLife, Inc.	6,088	219,351
RenaissanceRe Holdings Ltd.	2,019	157,603
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	4,636	$ 338,753
XL Group PLC Class A	16,939	364,358
		1,436,989
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co.	9,100	185,276
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc. (d)	43,400	135,408
TOTAL FINANCIALS		7,628,006
HEALTH CARE - 15.9%
Biotechnology - 0.9%
Amgen, Inc.	3,700	263,107
Health Care Equipment & Supplies - 0.6%
CareFusion Corp. (a)	6,300	163,233
Health Care Providers & Services - 0.5%
Omnicare, Inc.	4,500	156,780
Pharmaceuticals - 13.9%
Eli Lilly & Co.	5,329	220,567
Johnson & Johnson	12,511	814,341
Merck & Co., Inc.	24,641	966,913
Pfizer, Inc.	57,301	1,313,910
Sanofi SA sponsored ADR (d)	17,125	653,833
		3,969,564
TOTAL HEALTH CARE		4,552,684
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.3%
Textron, Inc.	14,473	385,561
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	3,600	157,788
Industrial Conglomerates - 3.0%
General Electric Co.	43,546	852,631
Machinery - 1.0%
Fiat Industrial SpA	24,671	279,892
TOTAL INDUSTRIALS		1,675,872
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 3.6%
Cisco Systems, Inc.	23,022	$ 463,893
Comverse Technology, Inc. (a)	89,300	575,985
		1,039,878
Computers & Peripherals - 2.5%
Hewlett-Packard Co.	29,099	720,491
Electronic Equipment & Components - 1.6%
Corning, Inc.	31,804	456,387
Office Electronics - 1.1%
Xerox Corp.	38,297	297,951
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. (a)	79,490	585,046
Software - 0.5%
Microsoft Corp.	4,710	150,814
TOTAL INFORMATION TECHNOLOGY		3,250,567
MATERIALS - 1.3%
Metals & Mining - 1.3%
Newmont Mining Corp.	8,084	385,203
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	10,950	360,365
CenturyLink, Inc.	2,745	105,847
Verizon Communications, Inc.	9,085	366,852
		833,064
UTILITIES - 5.3%
Electric Utilities - 4.4%
Edison International	900	39,609
Exelon Corp.	11,433	446,001
FirstEnergy Corp.	8,034	376,152
NextEra Energy, Inc.	6,196	398,713
		1,260,475
Multi-Utilities - 0.9%
Sempra Energy	3,700	239,538
TOTAL UTILITIES		1,500,013
TOTAL COMMON STOCKS (Cost $27,819,221)		27,669,403
U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.08% 7/5/12 (Cost $49,993)	$ 50,000	$ 49,993
Money Market Funds - 9.1%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	762,577	762,577
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,833,744	1,833,744
TOTAL MONEY MARKET FUNDS (Cost $2,596,321)		2,596,321
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $30,465,535)		30,315,717
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(1,774,218)
NET ASSETS - 100%		$ 28,541,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 867
Fidelity Securities Lending Cash Central Fund	4,759
Total	$ 5,626
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,854,822	$ 1,854,822	$ -	$ -
Consumer Staples	2,717,427	2,717,427	-	-
Energy	3,271,745	3,271,745	-	-
Financials	7,628,006	7,115,017	512,989	-
Health Care	4,552,684	4,552,684	-	-
Industrials	1,675,872	1,675,872	-	-
Information Technology	3,250,567	3,250,567	-	-
Materials	385,203	385,203	-	-
Telecommunication Services	833,064	833,064	-	-
Utilities	1,500,013	1,500,013	-	-
U.S. Government and Government Agency Obligations	49,993	-	49,993	-
Money Market Funds	2,596,321	2,596,321	-	-
Total Investments in Securities:	$ 30,315,717	$ 29,752,735	$ 562,982	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.6%
Mexico	2.6%
France	2.3%
Japan	1.8%
Switzerland	1.7%
Ireland	1.3%
Italy	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,750,324) - See accompanying schedule: Unaffiliated issuers (cost $27,869,214)	$ 27,719,396
Fidelity Central Funds (cost $2,596,321)	2,596,321
Total Investments (cost $30,465,535)		$ 30,315,717
Cash		3,485
Foreign currency held at value (cost $35,217)		35,217
Receivable for investments sold		550,409
Receivable for fund shares sold		17,977
Dividends receivable		42,832
Distributions receivable from Fidelity Central Funds		975
Prepaid expenses		23
Receivable from investment adviser for expense reductions		1,481
Other receivables		1,368
Total assets		30,969,484

Liabilities
Payable for investments purchased	$ 490,292
Payable for fund shares redeemed	50,181
Accrued management fee	5,532
Distribution and service plan fees payable	10,438
Other affiliated payables	8,291
Other payables and accrued expenses	29,507
Collateral on securities loaned, at value	1,833,744
Total liabilities		2,427,985

Net Assets		$ 28,541,499
Net Assets consist of:
Paid in capital		$ 64,370,339
Undistributed net investment income		68,724
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(35,748,742)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(148,822)
Net Assets		$ 28,541,499

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2012 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($15,888,691 ÷ 1,486,777 shares)	$ 10.69

Maximum offering price per share (100/94.25 of $10.69)	$ 11.34
Class T: Net Asset Value and redemption price per share ($7,619,087 ÷ 711,572 shares)	$ 10.71

Maximum offering price per share (100/96.50 of $10.71)	$ 11.10
Class B: Net Asset Value and offering price per share ($1,023,097 ÷ 96,387 shares)A	$ 10.61

Class C: Net Asset Value and offering price per share ($3,671,326 ÷ 349,613 shares)A	$ 10.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,298 ÷ 31,588 shares)	$ 10.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2012 (Unaudited)

Investment Income
Dividends		$ 358,381
Interest		6
Income from Fidelity Central Funds		5,626
Total income		364,013

Expenses
Management fee Basic fee	$ 79,617
Performance adjustment	(45,984)
Transfer agent fees	43,342
Distribution and service plan fees	62,781
Accounting and security lending fees	5,772
Custodian fees and expenses	10,411
Independent trustees' compensation	87
Registration fees	26,557
Audit	27,276
Legal	122
Miscellaneous	126
Total expenses before reductions	210,107
Expense reductions	(6,114)	203,993
Net investment income (loss)		160,020
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(803,860)
Foreign currency transactions	(2,266)
Futures contracts	(6,741)
Total net realized gain (loss)		(812,867)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,982,962
Assets and liabilities in foreign currencies	792
Total change in net unrealized appreciation (depreciation)		2,983,754
Net gain (loss)		2,170,887
Net increase (decrease) in net assets resulting from operations		$ 2,330,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2012 (Unaudited)	Year ended October 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 160,020	$ 290,432
Net realized gain (loss)	(812,867)	720,203
Change in net unrealized appreciation (depreciation)	2,983,754	(343,386)
Net increase (decrease) in net assets resulting from operations	2,330,907	667,249
Distributions to shareholders from net investment income	(279,421)	(358,603)
Distributions to shareholders from net realized gain	(11,550)	(41,497)
Total distributions	(290,971)	(400,100)
Share transactions - net increase (decrease)	(2,645,076)	(15,871,835)
Total increase (decrease) in net assets	(605,140)	(15,604,686)

Net Assets
Beginning of period	29,146,639	44,751,325
End of period (including undistributed net investment income of $68,724 and undistributed net investment income of $188,125, respectively)	$ 28,541,499	$ 29,146,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.12	$ 9.30	$ 8.63	$ 16.40	$ 15.08
Income from Investment Operations
Net investment income (loss)E	.07	.10	.07H	.09	.16	.13
Net realized and unrealized gain (loss)	.78	(.14)I	.85	.75	(7.09)	1.99
Total from investment operations	.85	(.04)	.92	.84	(6.93)	2.12
Distributions from net investment income	(.12)	(.11)	(.09)	(.17)	(.12)	(.09)
Distributions from net realized gain	-K	(.01)	(.01)	-	(.72)	(.71)
Total distributions	(.12)	(.12)	(.10)	(.17)	(.84)L	(.80)
Net asset value, end of period	$ 10.69	$ 9.96	$ 10.12	$ 9.30	$ 8.63	$ 16.40
Total ReturnB,C,D	8.68%	(.40)%	9.91%	10.13%	(44.43)%	14.64%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.28%A	1.24%	1.22%	1.25%	1.26%	1.28%
Expenses net of fee waivers, if any	1.25%A	1.24%	1.22%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.24%A	1.23%	1.21%	1.25%	1.25%	1.24%
Net investment income (loss)	1.31%A	.91%	.75%H	1.10%	1.21%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,889	$ 15,484	$ 25,431	$ 28,585	$ 34,864	$ 67,434
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.96	$ 10.08	$ 9.27	$ 8.58	$ 16.30	$ 14.99
Income from Investment Operations
Net investment income (loss)E	.05	.07	.05H	.07	.13	.09
Net realized and unrealized gain (loss)	.79	(.13)I	.84	.75	(7.06)	1.97
Total from investment operations	.84	(.06)	.89	.82	(6.93)	2.06
Distributions from net investment income	(.09)	(.05)	(.07)	(.13)	(.07)	(.04)
Distributions from net realized gain	-K	(.01)	(.01)	-	(.72)	(.71)
Total distributions	(.09)	(.06)	(.08)	(.13)	(.79)L	(.75)
Net asset value, end of period	$ 10.71	$ 9.96	$ 10.08	$ 9.27	$ 8.58	$ 16.30
Total ReturnB,C,D	8.56%	(.64)%	9.62%	9.90%	(44.57)%	14.31%
Ratios to Average Net AssetsF,J
Expenses before reductions	1.54%A	1.49%	1.45%	1.50%	1.49%	1.53%
Expenses net of fee waivers, if any	1.50%A	1.49%	1.45%	1.50%	1.49%	1.50%
Expenses net of all reductions	1.49%A	1.48%	1.45%	1.49%	1.49%	1.49%
Net investment income (loss)	1.06%A	.67%	.52%H	.85%	.97%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,619	$ 8,254	$ 12,735	$ 20,652	$ 22,720	$ 50,998
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.99	$ 9.18	$ 8.47	$ 16.07	$ 14.81
Income from Investment Operations
Net investment income (loss)E	.03	.02	-H,K	.03	.06	.01
Net realized and unrealized gain (loss)	.78	(.13)I	.84	.74	(6.96)	1.95
Total from investment operations	.81	(.11)	.84	.77	(6.90)	1.96
Distributions from net investment income	(.03)	(.03)	(.02)	(.06)	-	-
Distributions from net realized gain	-K	(.01)	(.01)	-	(.70)	(.70)
Total distributions	(.04)M	(.04)	(.03)	(.06)	(.70)L	(.70)
Net asset value, end of period	$ 10.61	$ 9.84	$ 9.99	$ 9.18	$ 8.47	$ 16.07
Total ReturnB,C,D	8.22%	(1.14)%	9.11%	9.19%	(44.80)%	13.74%
Ratios to Average Net AssetsF,J
Expenses before reductions	2.03%A	1.99%	1.97%	2.00%	2.03%	2.10%
Expenses net of fee waivers, if any	2.00%A	1.99%	1.97%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%A	1.98%	1.97%	2.00%	2.00%	1.99%
Net investment income (loss)	.56%A	.16%	(.01)%H	.35%	.45%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023	$ 1,110	$ 1,605	$ 1,989	$ 2,615	$ 6,734
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

M Total distributions of $.035 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 9.92	$ 9.11	$ 8.44	$ 16.04	$ 14.80
Income from Investment Operations
Net investment income (loss)E	.03	.02	-I, L	.03	.06	.02
Net realized and unrealized gain (loss)	.77	(.13)J	.83	.73	(6.95)	1.93
Total from investment operations	.80	(.11)	.83	.76	(6.89)	1.95
Distributions from net investment income	(.05)	(.05)	(.02)	(.09)	-	-
Distributions from net realized gain	-L	(.01)	(.01)	-	(.71)	(.71)
Total distributions	(.05)	(.06)	(.02)N	(.09)	(.71)M	(.71)
Net asset value, end of period	$ 10.50	$ 9.75	$ 9.92	$ 9.11	$ 8.44	$ 16.04
Total ReturnB,C,D	8.29%	(1.18)%	9.12%	9.28%	(44.84)%	13.69%
Ratios to Average Net AssetsF,K
Expenses before reductions	2.03%A	2.00%	1.97%	2.01%	2.03%	2.09%
Expenses net of fee waivers, if any	2.00%A	2.00%	1.97%	2.00%	2.00%	2.00%
Expenses net of all reductions	1.99%A	1.98%	1.97%	2.00%	2.00%	1.99%
Net investment income (loss)	.56%A	.16%	-%H,I	.35%	.45%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,671	$ 3,775	$ 4,139	$ 4,088	$ 5,358	$ 9,718
Portfolio turnover rateG	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

N Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2012	Years ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.19	$ 9.35	$ 8.70	$ 16.51	$ 15.17
Income from Investment Operations
Net investment income (loss)D	.08	.14	.10G	.11	.20	.17
Net realized and unrealized gain (loss)	.78	(.15)H	.86	.74	(7.13)	1.99
Total from investment operations	.86	(.01)	.96	.85	(6.93)	2.16
Distributions from net investment income	(.16)	(.13)	(.11)	(.20)	(.15)	(.11)
Distributions from net realized gain	-J	(.01)	(.01)	-	(.72)	(.71)
Total distributions	(.16)	(.14)	(.12)	(.20)	(.88)K	(.82)
Net asset value, end of period	$ 10.74	$ 10.04	$ 10.19	$ 9.35	$ 8.70	$ 16.51
Total ReturnB,C	8.78%	(.11)%	10.28%	10.26%	(44.24)%	14.89%
Ratios to Average Net AssetsE,I
Expenses before reductions	.98%A	.89%	.98%	1.00%	.98%	1.00%
Expenses net of fee waivers, if any	.98%A	.89%	.98%	1.00%	.98%	1.00%
Expenses net of all reductions	.97%A	.88%	.97%	1.00%	.97%	.99%
Net investment income (loss)	1.58%A	1.27%	.99%G	1.35%	1.48%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339	$ 523	$ 841	$ 2,341	$ 2,021	$ 6,833
Portfolio turnover rateF	88%A	161%	51%	56%	74%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2012 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company(FMR)and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2012, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs)and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

New Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update is effective during interim and annual periods beginning after December 15, 2011 and will result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,944,368
Gross unrealized depreciation	(2,780,969)
Net unrealized appreciation (depreciation) on securities and other investments	$ (836,601)

Tax cost	$ 31,152,318

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At October 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (19,194,347)
2017	(14,819,668)
2019	(169,201)
Total capital loss carryforward	$ (34,183,216)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund primarily used derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(6,741) related to its investment in futures contracts. This amounts is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,941,601 and $14,126,025, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .24% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$ 19,525	$ 272
Class T	.25%	.25%	19,162	173
Class B	.75%	.25%	5,295	3,986
Class C	.75%	.25%	18,799	1,599
			$ 62,781	$ 6,030

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B, 1.00% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,222
Class T	898
Class B*	986
Class C*	203
$ 3,309

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 23,550.30
Class T	11,897.31
Class B	1,600.30
Class C	5,744.31
Institutional Class	551.25
	$ 43,342

* Annualized

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $622 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $43 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,759. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.25%	$ 2,294
Class T	1.50%	1,502
Class B	2.00%	158
Class C	2.00%	682
		$ 4,636

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,469 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2012	Year ended October 31, 2011
From net investment income
Class A	$ 180,927	$ 274,577
Class T	68,454	50,441
Class B	3,401	4,151
Class C	18,732	18,471
Institutional Class	7,907	10,963
Total	$ 279,421	$ 358,603
From net realized gain
Class A	$ 6,239	$ 24,299
Class T	3,111	10,732
Class B	439	1,537
Class C	1,561	4,105
Institutional Class	200	824
Total	$ 11,550	$ 41,497

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2012	Year ended October 31, 2011	Six months ended April 30, 2012	Year ended October 31, 2011
Class A
Shares sold	156,600	334,576	$ 1,572,737	$ 3,612,152
Reinvestment of distributions	18,760	28,074	179,532	288,043
Shares redeemed	(243,790)	(1,320,166)	(2,462,163)	(14,109,969)
Net increase (decrease)	(68,430)	(957,516)	$ (709,894)	$ (10,209,774)
Class T
Shares sold	31,580	157,819	$ 324,836	$ 1,706,564
Reinvestment of distributions	7,282	5,816	69,834	59,851
Shares redeemed	(156,094)	(597,712)	(1,568,922)	(6,300,709)
Net increase (decrease)	(117,232)	(434,077)	$ (1,174,252)	$ (4,534,294)
Class B
Shares sold	26	248	$ 248	$ 2,692
Reinvestment of distributions	355	507	3,383	5,175
Shares redeemed	(16,821)	(48,512)	(168,279)	(509,116)
Net increase (decrease)	(16,440)	(47,757)	$ (164,648)	$ (501,249)
Class C
Shares sold	23,625	69,631	$ 232,996	$ 733,867
Reinvestment of distributions	1,986	2,055	18,732	20,799
Shares redeemed	(63,124)	(101,679)	(635,197)	(1,050,311)
Net increase (decrease)	(37,513)	(29,993)	$ (383,469)	$ (295,645)
Institutional Class
Shares sold	6,597	74,917	$ 68,969	$ 747,771
Reinvestment of distributions	750	1,083	7,203	11,162
Shares redeemed	(27,908)	(106,405)	(288,985)	(1,089,806)
Net increase (decrease)	(20,561)	(30,405)	$ (212,813)	$ (330,873)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

AVLFI-USAN-0612
1.800658.108

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 15, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 15, 2012